                                                                               A





WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT A






                                        Annual Report
                                        ----------------------------------------
                                        DECEMBER 31, 2004




                                        Ohio National Variable Account A





























[LOGO](R)Ohio National
Financial Services(R)

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2004 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2004 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER

Vice Chairman
February 22, 2005

ELECTRONIC DELIVERY OF FINANCIAL DOCUMENTS

To receive your variable product documents electronically, please go to www.ohionational.com, click on "access your policy/contract" and follow the instructions. After you have registered for electronic delivery, we will mail you a postcard informing you when your updated documents are available online. On the website, you can also view your current values, change allocations and make transfers.

In order to receive your documents electronically, you must visit our website and consent online to electronic delivery. If you previously registered for electronic delivery other than online, or if you have not visited the website in a while, please logon again. You will be prompted to update your consent.

We urge you to take advantage of this opportunity!

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed and other subaccounts, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
12,531,542 Shares (Cost $308,755,651)...........  $  349,003,434    $  348,357,354        $  646,080       $  349,003,434
Money Market Subaccount
9,700,943 Shares (Cost $97,009,432).............      97,009,432        96,884,281           125,151           97,009,432
Bond Subaccount
7,657,868 Shares (Cost $80,685,392).............      86,763,648        86,608,950           154,698           86,763,648
Omni Subaccount
2,614,249 Shares (Cost $41,128,507).............      34,115,944        34,027,806            88,138           34,115,944
International Subaccount
8,259,127 Shares (Cost $67,728,684).............      81,269,812        81,221,364            48,448           81,269,812
Capital Appreciation Subaccount
4,518,049 Shares (Cost $62,097,308).............      73,689,375        73,577,868           111,507           73,689,375
Discovery Subaccount
1,953,652 Shares (Cost $44,245,498).............      36,279,311        36,261,703            17,608           36,279,311
International Small Company Subaccount
834,984 Shares (Cost $8,325,891)................      12,265,921        12,263,282             2,639           12,265,921
Aggressive Growth Subaccount
709,081 Shares (Cost $5,951,321)................       4,226,121         4,226,121                 0            4,226,121
Small Cap Growth Subaccount
706,677 Shares (Cost $7,443,947)................       5,780,619         5,773,363             7,256            5,780,619
Mid Cap Opportunity Subaccount
3,167,370 Shares (Cost $47,681,282).............      50,139,461        50,082,951            56,510           50,139,461
S&P 500 Index Subaccount
7,981,873 Shares (Cost $103,315,408)............     100,252,325       100,190,769            61,556          100,252,325
Blue Chip Subaccount
2,301,893 Shares (Cost $21,160,799).............      25,205,729        25,205,729                 0           25,205,729
High Income Bond Subaccount
3,652,448 Shares (Cost $28,227,448).............      31,593,674        31,500,461            93,213           31,593,674
Capital Growth Subaccount
1,221,276 Shares (Cost $18,996,925).............      20,993,736        20,993,736                 0           20,993,736
Nasdaq-100 Index Subaccount
2,700,573 Shares (Cost $9,132,378)..............      11,288,397        11,288,397                 0           11,288,397
Bristol Subaccount
174,817 Shares (Cost $1,692,980)................       1,758,662         1,758,662                 0            1,758,662
Bryton Growth Subaccount
181,386 Shares (Cost $1,567,681)................       1,819,300         1,819,300                 0            1,819,300
U.S Equity Subaccount
401,977 Shares (Cost $4,200,092)................       4,707,147         4,707,147                 0            4,707,147
Balanced Subaccount
147,034 Shares (Cost $1,537,013)................       1,665,897         1,665,897                 0            1,665,897

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.: (CONTINUED)
Covered Call Subaccount
182,355 Shares (Cost $1,855,190)................  $    1,960,321    $    1,960,321        $        0       $    1,960,321

DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
271,374 Shares (Cost $2,306,348)................       2,789,724         2,789,724                 0            2,789,724
Second Quarter Subaccount
283,354 Shares (Cost $2,649,612)................       3,145,228         3,145,228                 0            3,145,228
Third Quarter Subaccount
341,890 Shares (Cost $2,874,574)................       3,278,730         3,278,730                 0            3,278,730
Fourth Quarter Subaccount
203,399 Shares (Cost $1,885,458)................       2,168,234         2,168,234                 0            2,168,234

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
55,953 Shares (Cost $490,985)...................         585,272           585,272                 0              585,272
Second Quarter Subaccount
50,973 Shares (Cost $425,622)...................         510,751           510,751                 0              510,751
Third Quarter Subaccount
59,215 Shares (Cost $534,755)...................         592,741           592,741                 0              592,741
Fourth Quarter Subaccount
73,020 Shares (Cost $653,768)...................         759,411           759,411                 0              759,411

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
142,262 Shares (Cost $5,689,865)................       4,553,822         4,553,822                 0            4,553,822
VIP Equity Income Subaccount
150,532 Shares (Cost $3,587,396)................       3,819,007         3,819,007                 0            3,819,007
VIP High Income Bond Subaccount
129,062 Shares (Cost $1,254,442)................         903,435           903,435                 0              903,435

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
944,731 Shares (Cost $28,380,395)...............      18,960,761        18,960,761                 0           18,960,761
International Growth Subaccount
159,464 Shares (Cost $3,249,972)................       4,334,219         4,332,845             1,374            4,334,219
Worldwide Growth Subaccount
476,027 Shares (Cost $16,286,612)...............      12,747,999        12,741,877             6,122           12,747,999
Balanced Subaccount
1,339,670 Shares (Cost $33,624,820).............      32,674,545        32,641,228            33,317           32,674,545

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
All Cap Subaccount
828,163 Shares (Cost $11,938,518)...............  $   13,937,991    $   13,828,286        $  109,705       $   13,937,991
Total Return Subaccount
685,240 Shares (Cost $7,156,912)................       7,722,656         7,701,762            20,894            7,722,656
Investors Subaccount
458,371 Shares (Cost $5,515,041)................       6,330,102         6,330,102                 0            6,330,102

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
915,843 Shares (Cost $19,484,081)...............      20,560,681        20,555,687             4,994           20,560,681
Multi Cap Value II Subaccount
122,013 Shares (Cost $1,159,543)................       1,436,096         1,436,096                 0            1,436,096
Mid Cap Growth II Subaccount
1,283,216 Shares (Cost $31,688,703).............      20,993,421        20,950,930            42,491           20,993,421

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
Core Plus Fixed Income Subaccount
385,457 Shares (Cost $4,228,783)................       4,455,887         4,455,887                 0            4,455,887
US Real Estate Subaccount
461,198 Shares (Cost $7,191,938)................       9,445,335         9,434,573            10,762            9,445,335
Value Subaccount
74,622 Shares (Cost $876,002)...................       1,110,381         1,110,381                 0            1,110,381
Emerging Market Debt Subaccount
22,789 Shares (Cost $169,252)...................         202,590           202,590                 0              202,590

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
2,100,200 Shares (Cost $21,608,846).............      24,593,338        24,550,118            43,220           24,593,338
Core US Equity Subaccount
1,223,684 Shares (Cost $13,950,601).............      15,198,149        15,196,905             1,244           15,198,149
Capital Growth Subaccount
1,396,889 Shares (Cost $14,157,359).............      14,513,675        14,498,946            14,729           14,513,675

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
978,910 Shares (Cost $10,298,048)...............      13,616,632        13,616,632                 0           13,616,632
Small Cap Subaccount
2,094,135 Shares (Cost $27,668,519).............      35,390,879        35,366,190            24,689           35,390,879

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
1,082,512 Shares (Cost $11,360,084).............      13,239,118        13,239,118                 0           13,239,118

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
Jennison Subaccount
390,817 Shares (Cost $7,341,046)................  $    7,022,975    $    7,022,975        $        0       $    7,022,975

UBS SERIES TRUST:
U.S. Allocation Subaccount
677,514 Shares (Cost $9,105,958)................       9,119,334         9,098,214            21,120            9,119,334

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
1,308,865 Shares (Cost $5,834,967)..............       3,036,566         3,036,566                 0            3,036,566
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
2,433,654 Shares (Cost $50,595,472).............      72,717,587        72,668,150            49,437           72,717,587
VIP Contrafund Subaccount
1,910,597 Shares (Cost $40,793,115).............      50,344,242        50,344,242                 0           50,344,242
VIP Growth Subaccount
725,697 Shares (Cost $25,900,937)...............      22,961,063        22,947,448            13,615           22,961,063
VIP Equity Income Subaccount
548,848 Shares (Cost $12,641,660)...............      13,770,584        13,768,728             1,856           13,770,584

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
1,060,995 Shares (Cost $27,922,807).............      21,050,149        21,048,753             1,396           21,050,149
Worldwide Growth Subaccount
660,473 Shares (Cost $14,429,904)...............      17,581,804        17,580,439             1,365           17,581,804
Balanced Subaccount
2,478,466 Shares (Cost $59,631,225).............      62,556,488        62,551,741             4,747           62,556,488
International Growth Subaccount
471,559 Shares (Cost $9,418,875)................      12,703,804        12,695,228             8,576           12,703,804

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
1,036,040 Shares (Cost $14,708,277).............      18,524,395        18,515,364             9,031           18,524,395
Mid Cap Value Subaccount
1,358,046 Shares (Cost $29,452,163).............      35,200,558        35,192,064             8,494           35,200,558

ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
Global Bond Subaccount
29,209 Shares (Cost $333,250)...................         394,618           394,618                 0              394,618
Growth & Income Subaccount
71,287 Shares (Cost $1,504,670).................       1,701,625         1,701,625                 0            1,701,625

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
  (CONTINUED)
Small Cap Growth Subaccount
21,840 Shares (Cost $194,263)...................  $      251,812    $      251,812        $        0       $      251,812

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
164,173 Shares (Cost $2,103,415)................       2,414,984         2,414,984                 0            2,414,984
Investors Growth Stock Subaccount
435,304 Shares (Cost $3,603,701)................       4,065,744         4,065,744                 0            4,065,744
Mid Cap Growth Subaccount
668,041 Shares (Cost $3,999,670)................       4,676,290         4,676,290                 0            4,676,290
Total Return Subaccount
2,996,633 Shares (Cost $55,129,544).............      63,678,445        63,410,028           268,417           63,678,445

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
5,072,676 Shares (Cost $63,560,340).............      65,538,968        65,325,100           213,868           65,538,968
Total Return Subaccount
3,914,556 Shares (Cost $40,637,237).............      41,141,979        41,141,979                 0           41,141,979
Global Bond Subaccount
591,520 Shares (Cost $7,436,490)................       7,849,472         7,849,472                 0            7,849,472
CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
26,861 Shares (Cost $364,863)...................         455,020           455,020                 0              455,020
DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
152,278 Shares (Cost $5,186,892)................       5,399,761         5,391,248             8,513            5,399,761
ROYCE CAPITAL FUND:
Small-Cap Subaccount
3,795,872 Shares (Cost $30,506,234).............      34,162,850        34,136,765            26,085           34,162,850
Micro-Cap Subaccount
1,582,215 Shares (Cost $17,475,729).............      18,195,473        18,195,473                 0           18,195,473

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
167,536 Shares (Cost $1,912,221)................       1,928,334         1,928,334                 0            1,928,334
US Real Estate Subaccount
710,104 Shares (Cost $12,000,504)...............      14,471,921        14,468,593             3,328           14,471,921
                                                  --------------    --------------        ----------       --------------

TOTALS..........................................  $1,939,275,921    $1,936,909,728        $2,366,193       $1,939,275,921
                                                  ==============    ==============        ==========       ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                  MONEY                                                  CAPITAL
                                   EQUITY        MARKET         BOND         OMNI      INTERNATIONAL   APPRECIATION    DISCOVERY
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                 -----------   -----------   ----------   ----------   -------------   ------------   -----------
                                    2004          2004          2004         2004          2004            2004          2004
                                 -----------   -----------   ----------   ----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.........  $   144,062   $   906,619   $        0   $  459,063    $        0      $  265,722    $         0
  Risk & administrative expense
     (note 3)..................   (3,773,312)   (1,164,009)    (967,702)    (326,141)     (622,031)       (765,486)      (431,742)
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
       Net investment
          activity.............   (3,629,250)     (257,390)    (967,702)     132,922      (622,031)       (499,764)      (431,742)
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital gains.....            0             0            0            0             0               0              0
  Realized gain (loss).........      307,837            (3)     215,259     (963,962)      227,482         280,904     (2,117,361)
  Unrealized gain..............   38,703,302             0    3,817,955    2,761,999     8,130,298       7,416,242      5,792,510
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
       Net gain (loss) on
          investments..........   39,011,139            (3)   4,033,214    1,798,037     8,357,780       7,697,146      3,675,149
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........  $35,381,889   $  (257,393)  $3,065,512   $1,930,959    $7,735,749      $7,197,382    $ 3,243,407
                                 ===========   ===========   ==========   ==========    ==========      ==========    ===========

                                                                      OHIO NATIONAL FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                   INTERNATIONAL   AGGRESSIVE   SMALL CAP      MID CAP         S&P                    HIGH INCOME
                                     SMALL CO.       GROWTH       GROWTH     OPPORTUNITY    500 INDEX    BLUE CHIP       BOND
                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
                                       2004           2004         2004         2004          2004          2004         2004
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends...........   $  116,645     $        0   $        0   $        0    $ 1,074,659   $  322,532   $   96,487
  Risk & administrative expense
     (note 3)....................     (129,617)       (54,709)     (67,470)    (522,150)    (1,219,448)    (316,910)    (362,120)
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
       Net investment activity...      (12,972)       (54,709)     (67,470)    (522,150)      (144,789)       5,622     (265,633)
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......            0              0            0            0              0            0            0
  Realized gain (loss)...........      338,426       (697,392)    (635,660)    (275,548)    (1,131,849)     264,470      144,560
  Unrealized gain................    1,618,929      1,025,625    1,234,501    6,202,277      9,444,986    1,600,225    2,577,219
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
       Net gain on investments...    1,957,355        328,233      598,841    5,926,729      8,313,137    1,864,695    2,721,779
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
          Net increase in
            contract owners'
            equity from
            operations...........   $1,944,383     $  273,524   $  531,371   $5,404,579    $ 8,168,348   $1,870,317   $2,456,146
                                    ==========     ==========   ==========   ==========    ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                        OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------------
                                         CAPITAL     NASDAQ-100                  BRYTON                                 COVERED
                                          GROWTH       INDEX       BRISTOL       GROWTH     U.S. EQUITY    BALANCED       CALL
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
                                           2004         2004         2004         2004        2004(D)      2004(D)      2004(D)
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends................  $        0   $        0    $ 17,469     $      0     $      0      $      0     $      0
  Risk & administrative expense (note
     3)...............................    (263,041)    (133,617)    (20,289)     (21,802)     (19,591)       (9,531)     (13,738)
                                        ----------   ----------    --------     --------     --------      --------     --------
       Net investment activity........    (263,041)    (133,617)     (2,820)     (21,802)     (19,591)       (9,531)     (13,738)
                                        ----------   ----------    --------     --------     --------      --------     --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0            0     179,685            0            0             0            0
  Realized gain (loss)................     (48,847)     248,033      31,137       71,317       12,172        24,680       25,399
  Unrealized gain (loss)..............   3,697,911      755,598     (91,684)      57,775      507,055       128,884      105,131
                                        ----------   ----------    --------     --------     --------      --------     --------
       Net gain on investments........   3,649,064    1,003,631     119,138      129,092      519,227       153,564      130,530
                                        ----------   ----------    --------     --------     --------      --------     --------
          Net increase in contract
            owners' equity from
            operations................  $3,386,023   $  870,014    $116,318     $107,290     $499,636      $144,033     $116,792
                                        ==========   ==========    ========     ========     ========      ========     ========

                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -------------------------------------------------   -------------------------------------------------
                              FIRST        SECOND       THIRD        FOURTH       FIRST        SECOND       THIRD        FOURTH
                             QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2004         2004         2004         2004         2004         2004         2004         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0     $      0     $      0     $     0      $     0      $     0      $     0
  Risk & administrative
     expense (note 3).....    (38,196)     (42,755)     (39,445)     (27,883)     (7,842)      (6,433)      (7,903)      (9,809)
                             --------     --------     --------     --------     -------      -------      -------      -------
       Net investment
          activity........    (38,196)     (42,755)     (39,445)     (27,883)     (7,842)      (6,433)      (7,903)      (9,809)
                             --------     --------     --------     --------     -------      -------      -------      -------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains................          0            0            0            0           0            0            0            0
  Realized gain...........     92,858       72,055       49,055       70,037       7,273        6,971       22,734       14,146
  Unrealized gain
     (loss)...............    (20,015)     (17,839)      50,384      (52,725)     48,292       44,307       22,034       32,144
                             --------     --------     --------     --------     -------      -------      -------      -------
       Net gain on
          investments.....     72,843       54,216       99,439       17,312      55,565       51,278       44,768       46,290
                             --------     --------     --------     --------     -------      -------      -------      -------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....   $ 34,647     $ 11,461     $ 59,994     $(10,571)    $47,723      $44,845      $36,865      $36,481
                             ========     ========     ========     ========     =======      =======      =======      =======

---------------

(d) Period from May 1, 2004, date of commencement of operations

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND          JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             -------------------------------------------   ------------------------------------------------------
                                             VIP EQUITY      VIP HIGH                    INTERNATIONAL    WORLDWIDE
                              VIP GROWTH       INCOME       INCOME BOND      GROWTH         GROWTH         GROWTH       BALANCED
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                             ------------   ------------   -------------   -----------   -------------   -----------   ----------
                                 2004           2004           2004           2004           2004           2004          2004
                             ------------   ------------   -------------   -----------   -------------   -----------   ----------
Investment activity:
  Reinvested dividends.....    $  13,255      $ 61,514        $ 81,156     $    27,680     $ 36,650      $   136,128   $  742,981
  Risk & administrative
     expense (note 3)......      (62,251)      (50,104)        (12,130)       (266,821)     (54,476)        (182,100)    (453,445)
                               ---------      --------        --------     -----------     --------      -----------   ----------
       Net investment
          activity.........      (48,996)       11,410          69,026        (239,141)     (17,826)         (45,972)     289,536
                               ---------      --------        --------     -----------     --------      -----------   ----------
Realized & Unrealized gain
  (loss) on investments:
  Reinvested capital
     gains.................            0        14,695               0               0            0                0            0
  Realized gain (loss).....     (286,922)      (10,999)        (92,429)     (3,715,170)     156,410       (1,566,500)    (770,051)
  Unrealized gain..........      407,350       348,312          95,757       4,388,057      512,505        1,913,546    2,715,335
                               ---------      --------        --------     -----------     --------      -----------   ----------
       Net gain on
          investments......      120,428       352,008           3,328         672,887      668,915          347,046    1,945,284
                               ---------      --------        --------     -----------     --------      -----------   ----------
          Net increase in
            contract
            owners' equity
            from
            operations.....    $  71,432      $363,418        $ 72,354     $   433,746     $651,089      $   301,074   $2,234,820
                               =========      ========        ========     ===========     ========      ===========   ==========

                                      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.        STRONG VARIABLE INSURANCE FUNDS, INC.
                                      --------------------------------------------    -------------------------------------------
                                                         TOTAL                                          MULTI CAP       MID CAP
                                        ALL CAP          RETURN        INVESTORS      OPPORTUNITY II     VALUE II      GROWTH II
                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------    ------------    ------------    --------------    ----------    -----------
                                          2004            2004            2004             2004            2004          2004
                                      ------------    ------------    ------------    --------------    ----------    -----------
Investment activity:
  Reinvested dividends..............   $   72,297       $137,156        $ 89,107        $        0       $      0     $         0
  Risk & administrative expense
     (note 3).......................     (184,144)       (96,843)        (82,863)         (286,414)       (19,087)       (279,621)
                                       ----------       --------        --------        ----------       --------     -----------
       Net investment activity......     (111,847)        40,313           6,244          (286,414)       (19,087)       (279,621)
                                       ----------       --------        --------        ----------       --------     -----------
Realized & Unrealized gain (loss) on
  investments:
  Reinvested capital gains..........            0        137,341               0                 0              0               0
  Realized gain (loss)..............      227,888         91,325         125,753          (273,157)        36,099      (3,848,851)
  Unrealized gain...................      804,468        238,477         422,676         3,819,783        182,530       7,447,709
                                       ----------       --------        --------        ----------       --------     -----------
       Net gain on investments......    1,032,356        467,143         548,429         3,546,626        218,629       3,598,858
                                       ----------       --------        --------        ----------       --------     -----------
          Net increase in contract
            owners' equity from
            operations..............   $  920,509       $507,456        $554,673        $3,260,212       $199,542     $ 3,319,237
                                       ==========       ========        ========        ==========       ========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                     CORE PLUS
                                       FIXED        US REAL                   EMERGING     GROWTH &       CORE US       CAPITAL
                                       INCOME        ESTATE       VALUE      MKT. DEBT      INCOME        EQUITY        GROWTH
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
                                        2004          2004         2004         2004         2004          2004          2004
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends............    $174,782     $   93,386    $ 10,595     $13,488     $  335,352    $  157,899    $   94,715
  Risk & administrative expense
     (note 3).....................     (62,251)       (74,536)    (14,059)     (2,461)      (180,510)     (175,685)     (115,089)
                                      --------     ----------    --------     -------     ----------    ----------    ----------
       Net investment activity....     112,531         18,850      (3,464)     11,027        154,842       (17,786)      (20,374)
                                      --------     ----------    --------     -------     ----------    ----------    ----------
Realized & Unrealized gain (loss)
  on investments:
  Reinvested capital gains........      10,522        108,716      33,565       6,304              0             0             0
  Realized gain (loss)............      42,489         86,434      30,193       5,043         60,738         2,972       (54,063)
  Unrealized gain (loss)..........     (31,928)     1,802,931      98,270      (4,791)     2,434,517     1,689,559     1,040,377
                                      --------     ----------    --------     -------     ----------    ----------    ----------
       Net gain on investments....      21,083      1,998,081     162,028       6,556      2,495,255     1,692,531       986,314
                                      --------     ----------    --------     -------     ----------    ----------    ----------
          Net increase in contract
            owners' equity from
            operations............    $133,614     $2,016,931    $158,564     $17,583     $2,650,097    $1,674,745    $  965,940
                                      ========     ==========    ========     =======     ==========    ==========    ==========

                                                                                                                         PBHG
                                                       LAZARD RETIREMENT       THE PRUDENTIAL SERIES     UBS SERIES    INSURANCE
                                                         SERIES, INC.                FUND, INC.            TRUST      SERIES FUND
                                                    -----------------------   ------------------------   ----------   -----------
                                                     EMERGING                  JENNISON                     U.S.       TECHN. &
                                                      MARKET     SMALL CAP    20/20 FOCUS    JENNISON    ALLOCATION      COMM.
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                    ----------   ----------   -----------   ----------   ----------   -----------
                                                       2004         2004         2004          2004         2004         2004
                                                    ----------   ----------   -----------   ----------   ----------   -----------
Investment activity:
  Reinvested dividends............................  $   64,022   $        0   $        0    $   2,814    $  65,621    $         0
  Risk & administrative expense (note 3)..........    (111,696)    (365,560)    (148,630)     (90,510)    (119,313)       (42,834)
                                                    ----------   ----------   ----------    ---------    ---------    -----------
       Net investment activity....................     (47,674)    (365,560)    (148,630)     (87,696)     (53,692)       (42,834)
                                                    ----------   ----------   ----------    ---------    ---------    -----------
Realized & Unrealized gain (loss) on investments:
  Reinvested capital gains........................           0            0            0            0            0              0
  Realized gain (loss)............................     746,280      266,390      222,017     (233,143)    (176,816)    (1,753,179)
  Unrealized gain.................................   1,963,685    4,025,210    1,452,832      814,222      996,932      1,905,388
                                                    ----------   ----------   ----------    ---------    ---------    -----------
       Net gain on investments....................   2,709,965    4,291,600    1,674,849      581,079      820,116        152,209
                                                    ----------   ----------   ----------    ---------    ---------    -----------
          Net increase in contract owners' equity
            from operations.......................  $2,662,291   $3,926,040   $1,526,219    $ 493,383    $ 766,424    $   109,375
                                                    ==========   ==========   ==========    =========    =========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       FIDELITY VARIABLE INSURANCE PRODUCTS
                                                             FUND -- SERVICE CLASS 2
                                                --------------------------------------------------
                                                    VIP          VIP          VIP       VIP EQUITY
                                                  MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                -----------   ----------   ----------   ----------
                                                   2004          2004         2004         2004
                                                -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends........................  $         0   $   69,811   $   27,514   $   19,853
  Risk & administrative expense (note 3)......     (714,033)    (504,985)    (292,015)     (89,456)
                                                -----------   ----------   ----------   ----------
       Net investment activity................     (714,033)    (435,174)    (264,501)     (69,603)
                                                -----------   ----------   ----------   ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................            0            0            0        5,174
  Realized gain (loss)........................      436,568      122,933     (482,316)      26,472
  Unrealized gain (loss)......................   12,844,729    5,775,127    1,075,883    1,060,310
                                                -----------   ----------   ----------   ----------
       Net gain on investments................   13,281,297    5,898,060      593,567    1,091,956
                                                -----------   ----------   ----------   ----------
          Net increase in contract owners'
            equity from operations............  $12,567,264   $5,462,886   $  329,066   $1,022,353
                                                ===========   ==========   ==========   ==========


                                                        JANUS ASPEN SERIES -- SERVICE SHARES
                                                -----------------------------------------------------
                                                              WORLDWIDE                 INTERNATIONAL
                                                  GROWTH        GROWTH      BALANCED       GROWTH
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                -----------   ----------   ----------   -------------
                                                   2004          2004         2004          2004
                                                -----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends........................  $         0   $ 163,798    $1,360,404    $   90,345
  Risk & administrative expense (note 3)......     (289,015)   (251,754)     (862,906)     (140,600)
                                                -----------   ---------    ----------    ----------
       Net investment activity................     (289,015)    (87,956)      497,498       (50,255)
                                                -----------   ---------    ----------    ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................            0           0             0             0
  Realized gain (loss)........................   (1,536,570)    670,142        61,002       333,624
  Unrealized gain (loss)......................    2,318,332     (88,921)    3,526,677     1,499,839
                                                -----------   ---------    ----------    ----------
       Net gain on investments................      781,762     581,221     3,587,679     1,833,463
                                                -----------   ---------    ----------    ----------
          Net increase in contract owners'
            equity from operations............  $   492,747   $ 493,265    $4,085,177    $1,783,208
                                                ===========   =========    ==========    ==========

                                                                                                  ALLIANCE VARIABLE SERIES
                                                              J.P. MORGAN SERIES TRUST II            PRODUCT FUND, INC.
                                                              ---------------------------   ------------------------------------
                                                                 SMALL         MID CAP        GLOBAL      GROWTH &    SMALL CAP
                                                                COMPANY         VALUE          BOND        INCOME       GROWTH
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ------------   ------------   ----------   ----------   ----------
                                                                  2004           2004          2004         2004         2004
                                                              ------------   ------------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $        0     $   51,716     $22,008      $ 12,249     $     0
  Risk & administrative expense (note 3)....................     (142,357)      (272,694)     (4,920)      (22,608)     (3,364)
                                                               ----------     ----------     -------      --------     -------
       Net investment activity..............................     (142,357)      (220,978)     17,088       (10,359)     (3,364)
                                                               ----------     ----------     -------      --------     -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................            0         88,999       7,963             0           0
  Realized gain.............................................      130,274        116,495       8,764        17,310       5,000
  Unrealized gain (loss)....................................    3,079,786      4,215,210      (4,492)      145,746      25,655
                                                               ----------     ----------     -------      --------     -------
       Net gain on investments..............................    3,210,060      4,420,704      12,235       163,056      30,655
                                                               ----------     ----------     -------      --------     -------
          Net increase in contract owners' equity from
          operations........................................   $3,067,703     $4,199,726     $29,323      $152,697     $27,291
                                                               ==========     ==========     =======      ========     =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                        FIRST AMERICAN INSURANCE
                                                                                                            PORTFOLIOS, INC.
                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS         (CLASS IB) (NOTE 5)
                                                  ---------------------------------------------------   -------------------------
                                                     NEW        INVESTORS      MID CAP       TOTAL       CORPORATE      EQUITY
                                                  DISCOVERY    GROWTH STOCK     GROWTH       RETURN        BOND         INCOME
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ------------   ----------   ----------   -----------   -----------
                                                     2004          2004          2004         2004         2004          2004
                                                  ----------   ------------   ----------   ----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................   $      0      $      0      $      0    $  781,445    $ 68,010      $  55,523
  Risk & administrative expense (note 3)........    (32,237)      (45,325)      (52,191)     (718,419)    (21,695)       (91,667)
                                                   --------      --------      --------    ----------    --------      ---------
       Net investment activity..................    (32,237)      (45,325)      (52,191)       63,026      46,315        (36,144)
                                                   --------      --------      --------    ----------    --------      ---------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains......................          0             0             0             0           0              0
  Realized gain.................................     70,641        26,541        60,040       241,050      25,736        534,820
  Unrealized gain (loss)........................     64,462       288,449       458,539     4,865,061     (55,925)      (534,975)
                                                   --------      --------      --------    ----------    --------      ---------
       Net gain (loss) on investments...........    135,103       314,990       518,579     5,106,111     (30,189)          (155)
                                                   --------      --------      --------    ----------    --------      ---------
          Net increase (decrease) in contract
            owners' equity from operations......   $102,866      $269,665      $466,388    $5,169,137    $ 16,126      $ (36,299)
                                                   ========      ========      ========    ==========    ========      =========

                                                                                                      CALVERT
                                                                                                     VARIABLE         DREYFUS
                                                              PIMCO VARIABLE INSURANCE TRUST --     SERIES INC.      VARIABLE
                                                                    ADMINISTRATIVE SHARES           -----------     INVESTMENT
                                                             ------------------------------------                 FUND -- SERVICE
                                                                                                      SOCIAL          SHARES
                                                                REAL        TOTAL        GLOBAL       EQUITY      ---------------
                                                               RETURN       RETURN        BOND      SUBACCOUNT     APPRECIATION
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    (NOTE 5)       SUBACCOUNT
                                                             ----------   ----------   ----------   -----------   ---------------
                                                                2004         2004         2004         2004            2004
                                                             ----------   ----------   ----------   -----------   ---------------
Investment activity:
  Reinvested dividends.....................................  $  441,554   $  670,075    $115,964      $   332        $ 73,674
  Risk & administrative expense (note 3)...................    (549,043)    (475,590)    (81,462)      (5,488)        (51,463)
                                                             ----------   ----------    --------      -------        --------
       Net investment activity.............................    (107,489)     194,485      34,502       (5,156)         22,211
                                                             ----------   ----------    --------      -------        --------
Realized & unrealized gain on investments:
  Reinvested capital gains.................................   1,913,958      577,954     471,068            0               0
  Realized gain............................................     113,188       70,122      48,052       11,917          11,542
  Unrealized gain..........................................   1,283,626      373,168      72,819       17,927         124,973
                                                             ----------   ----------    --------      -------        --------
       Net gain on investments.............................   3,310,772    1,021,244     591,939       29,844         136,515
                                                             ----------   ----------    --------      -------        --------
          Net increase in contract owners' equity from
          operations.......................................  $3,203,283   $1,215,729    $626,441      $24,688        $158,726
                                                             ==========   ==========    ========      =======        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                             VAN KAMPEN UNIVERSAL
                                                                                        INSTITUTIONAL FUNDS -- CLASS II
                                                                ROYCE CAPITAL FUND:     -------------------------------
                                                              -----------------------      CORE PLUS         US REAL
                                                              SMALL-CAP    MICRO-CAP     FIXED INCOME        ESTATE
                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------   ----------   ---------------   -------------
                                                                 2004         2004           2004             2004
                                                              ----------   ----------   ---------------   -------------
Investment activity:
  Reinvested dividends......................................  $        0   $        0      $ 49,870        $   89,381
  Risk & administrative expense (note 3)....................    (260,791)    (146,550)      (19,640)          (84,779)
                                                              ----------   ----------      --------        ----------
       Net investment activity..............................    (260,791)    (146,550)       30,230             4,602
                                                              ----------   ----------      --------        ----------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................   1,599,869    1,249,599         3,029           105,349
  Realized gain.............................................     103,164       15,779         8,668            93,754
  Unrealized gain (loss)....................................   3,358,325      427,590        (1,646)        2,338,382
                                                              ----------   ----------      --------        ----------
       Net gain on investments..............................   5,061,358    1,692,968        10,051         2,537,485
                                                              ----------   ----------      --------        ----------
          Net increase in contract owners' equity from
         operations.........................................  $4,800,567   $1,546,418      $ 40,281        $2,542,087
                                                              ==========   ==========      ========        ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                         ----------------------------------------------------------------------------------------
                                                   EQUITY                      MONEY MARKET                      BOND
                                                 SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                         ---------------------------   ----------------------------   ---------------------------
                                             2004           2003           2004           2003            2004           2003
                                         ------------   ------------   ------------   -------------   ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $ (3,629,250)  $ (2,209,631)  $   (257,390)  $    (700,965)  $   (967,702)  $  2,618,748
  Reinvested capital gains.............             0              0              0               0              0              0
  Realized gain (loss).................       307,837     (3,248,511)            (3)         96,992        215,259        524,823
  Unrealized gain......................    38,703,302     79,597,773              0               0      3,817,955      1,892,268
                                         ------------   ------------   ------------   -------------   ------------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations...................    35,381,889     74,139,631       (257,393)       (603,973)     3,065,512      5,035,839
                                         ------------   ------------   ------------   -------------   ------------   ------------
Equity transactions:
  Contract purchase payments (note
     1)................................    28,070,717     16,223,731    114,827,216      30,311,696     12,674,936      3,896,169
  Transfers from fixed & other
     subaccounts.......................    71,331,133     45,528,561    163,268,806     765,495,306     32,960,860     23,880,042
  Withdrawals & surrenders.............   (22,856,424)   (10,194,574)   (11,637,633)    (75,613,893)    (3,943,066)    (4,367,659)
  Surrender charges (note 3)...........      (310,557)      (219,621)      (274,057)     (3,565,311)       (82,636)      (138,918)
  Annual contract fees (note 3)........      (348,632)      (252,084)       (81,967)        (89,907)       (72,152)       (64,645)
  Annuity & death benefit payments.....    (4,204,788)    (2,938,829)    (3,231,048)     (6,742,154)    (1,308,309)    (1,610,560)
  Transfers to fixed & other
     subaccounts.......................   (31,393,282)   (15,940,458)  (254,363,263)   (741,805,782)   (17,433,711)   (22,147,520)
                                         ------------   ------------   ------------   -------------   ------------   ------------
       Net equity transactions.........    40,288,167     32,206,726      8,508,054     (32,010,045)    22,795,922       (553,091)
                                         ------------   ------------   ------------   -------------   ------------   ------------
          Net change in contract
            owners' equity.............    75,670,056    106,346,357      8,250,661     (32,614,018)    25,861,434      4,482,748
Contract owners' equity:
  Beginning of period..................   273,333,378    166,987,021     88,758,771     121,372,789     60,902,214     56,419,466
                                         ------------   ------------   ------------   -------------   ------------   ------------
  End of period........................  $349,003,434   $273,333,378   $ 97,009,432   $  88,758,771   $ 86,763,648   $ 60,902,214
                                         ============   ============   ============   =============   ============   ============
Change in units:
  Beginning units......................    21,310,002     17,366,489      7,590,090      10,318,944      4,318,609      4,310,747
                                         ------------   ------------   ------------   -------------   ------------   ------------
  Units purchased......................     9,056,148      6,548,680     22,942,494      69,076,826      3,060,400      2,042,660
  Units redeemed.......................    (4,519,110)    (2,605,167)   (22,122,558)    (71,805,680)    (1,344,976)    (2,034,798)
                                         ------------   ------------   ------------   -------------   ------------   ------------
  Ending units.........................    25,847,040     21,310,002      8,410,026       7,590,090      6,034,033      4,318,609
                                         ============   ============   ============   =============   ============   ============

                                         OHIO NATIONAL FUND, INC.
                                         -------------------------
                                                   OMNI
                                                SUBACCOUNT
                                         -------------------------
                                            2004          2003
                                         -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   132,922   $   160,342
  Reinvested capital gains.............            0             0
  Realized gain (loss).................     (963,962)   (2,108,054)
  Unrealized gain......................    2,761,999     7,682,457
                                         -----------   -----------
       Net increase (decrease) in
          contract owners' equity from
          operations...................    1,930,959     5,734,745
                                         -----------   -----------
Equity transactions:
  Contract purchase payments (note
     1)................................    3,003,627       627,729
  Transfers from fixed & other
     subaccounts.......................    6,915,921     1,184,922
  Withdrawals & surrenders.............   (3,100,455)   (2,376,120)
  Surrender charges (note 3)...........      (42,454)      (29,600)
  Annual contract fees (note 3)........      (37,689)      (40,001)
  Annuity & death benefit payments.....     (899,328)     (288,281)
  Transfers to fixed & other
     subaccounts.......................   (2,049,515)   (1,643,383)
                                         -----------   -----------
       Net equity transactions.........    3,790,107    (2,564,734)
                                         -----------   -----------
          Net change in contract
            owners' equity.............    5,721,066     3,170,011
Contract owners' equity:
  Beginning of period..................   28,394,878    25,224,867
                                         -----------   -----------
  End of period........................  $34,115,944   $28,394,878
                                         ===========   ===========
Change in units:
  Beginning units......................    1,838,399     1,928,397
                                         -----------   -----------
  Units purchased......................    1,316,302       211,280
  Units redeemed.......................     (446,883)     (301,278)
                                         -----------   -----------
  Ending units.........................    2,707,818     1,838,399
                                         ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                             ----------------------------------------------------------------------------------

                                                   INTERNATIONAL            CAPITAL APPRECIATION              DISCOVERY
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             --------------------------   -------------------------   -------------------------
                                                2004           2003          2004          2003          2004          2003
                                             -----------   ------------   -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $  (622,031)  $   (148,985)  $  (499,764)  $  (469,881)  $  (431,742)  $  (385,851)
  Reinvested capital gains.................            0              0             0             0             0             0
  Realized gain (loss).....................      227,482        225,836       280,904      (995,064)   (2,117,361)   (3,164,842)
  Unrealized gain..........................    8,130,298      6,886,550     7,416,242    14,363,079     5,792,510    13,833,671
                                             -----------   ------------   -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations...........    7,735,749      6,963,401     7,197,382    12,898,134     3,243,407    10,282,978
                                             -----------   ------------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......   18,052,504      3,815,933     5,512,960     1,953,629     1,031,302     1,384,873
  Transfers from fixed & other
     subaccounts...........................   36,800,899     47,251,439    15,807,894     7,300,041     2,107,928     2,061,047
  Withdrawals & surrenders.................   (3,664,394)    (1,943,847)   (4,308,398)   (2,674,251)   (4,401,330)   (2,666,968)
  Surrender charges (note 3)...............      (53,958)       (27,405)      (73,236)      (73,311)      (75,808)      (48,667)
  Annual contract fees (note 3)............      (54,564)       (29,610)      (64,497)      (53,481)      (43,557)      (44,430)
  Annuity & death benefit payments.........     (542,508)      (171,524)   (1,171,146)     (776,815)     (454,881)     (308,112)
  Transfers to fixed & other subaccounts...   (8,577,568)   (43,411,579)   (6,076,601)   (7,369,640)   (3,458,760)   (2,970,154)
                                             -----------   ------------   -----------   -----------   -----------   -----------
       Net equity transactions.............   41,960,411      5,483,407     9,626,976    (1,693,828)   (5,295,106)   (2,592,411)
                                             -----------   ------------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.........................   49,696,160     12,446,808    16,824,358    11,204,306    (2,051,699)    7,690,567
Contract owners' equity:
  Beginning of period......................   31,573,652     19,126,844    56,865,017    45,660,711    38,331,010    30,640,443
                                             -----------   ------------   -----------   -----------   -----------   -----------
  End of period............................  $81,269,812   $ 31,573,652   $73,689,375   $56,865,017   $36,279,311   $38,331,010
                                             ===========   ============   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..........................    2,828,421      1,928,891     3,333,112     3,432,238     3,107,511     3,256,290
                                             -----------   ------------   -----------   -----------   -----------   -----------
  Units purchased..........................    5,849,439      7,508,611     1,319,034       693,299       338,479       447,757
  Units redeemed...........................     (837,182)    (6,609,081)     (616,602)     (792,425)     (643,262)     (596,536)
                                             -----------   ------------   -----------   -----------   -----------   -----------
  Ending units.............................    7,840,678      2,828,421     4,035,544     3,333,112     2,802,728     3,107,511
                                             ===========   ============   ===========   ===========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                    SUBACCOUNT
                                             -------------------------
                                                2004          2003
                                             -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $   (12,972)  $   (71,038)
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................      338,426       160,424
  Unrealized gain..........................    1,618,929     2,981,649
                                             -----------   -----------
       Net increase in contract owners'
          equity from operations...........    1,944,383     3,071,035
                                             -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      601,504       425,157
  Transfers from fixed & other
     subaccounts...........................    2,767,459     3,609,045
  Withdrawals & surrenders.................   (1,035,568)     (497,937)
  Surrender charges (note 3)...............      (17,666)      (10,023)
  Annual contract fees (note 3)............      (13,845)       (9,969)
  Annuity & death benefit payments.........     (120,495)      (50,946)
  Transfers to fixed & other subaccounts...   (1,284,074)   (2,994,406)
                                             -----------   -----------
       Net equity transactions.............      897,315       470,921
                                             -----------   -----------
          Net change in contract owners'
            equity.........................    2,841,698     3,541,956
Contract owners' equity:
  Beginning of period......................    9,424,223     5,882,267
                                             -----------   -----------
  End of period............................  $12,265,921   $ 9,424,223
                                             ===========   ===========
Change in units:
  Beginning units..........................      807,410       737,136
                                             -----------   -----------
  Units purchased..........................      313,831       518,727
  Units redeemed...........................     (193,064)     (448,453)
                                             -----------   -----------
  Ending units.............................      928,177       807,410
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                              ------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH          SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                              -----------------------   ------------------------   -------------------------
                                                 2004         2003         2004          2003         2004          2003
                                              ----------   ----------   -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (54,709)  $  (53,606)  $   (67,470)  $  (53,866)  $  (522,150)  $  (415,320)
  Reinvested capital gains..................           0            0             0            0             0             0
  Realized loss.............................    (697,392)  (1,592,969)     (635,660)    (843,630)     (275,548)   (1,984,023)
  Unrealized gain...........................   1,025,625    2,784,412     1,234,501    2,580,226     6,202,277    15,737,626
                                              ----------   ----------   -----------   ----------   -----------   -----------
       Net increase in contract owners'
          equity from operations............     273,524    1,137,837       531,371    1,682,730     5,404,579    13,338,283
                                              ----------   ----------   -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......     301,411      221,292       358,004      408,750     3,376,381     1,523,581
  Transfers from fixed & other
     subaccounts............................     403,953    1,048,421       555,788    1,040,675     7,779,981     3,364,398
  Withdrawals & surrenders..................    (648,874)    (326,526)     (516,936)    (297,762)   (4,376,457)   (2,556,338)
  Surrender charges (note 3)................     (18,383)      (9,232)       (9,055)      (7,193)      (80,193)      (58,756)
  Annual contract fees (note 3).............      (7,783)      (8,844)      (10,107)      (8,455)      (47,851)      (45,818)
  Annuity & death benefit payments..........    (114,131)     (50,434)      (81,199)     (32,576)     (688,968)     (477,333)
  Transfers to fixed & other subaccounts....    (733,355)  (1,426,261)   (1,056,101)    (693,416)   (4,661,219)   (3,805,060)
                                              ----------   ----------   -----------   ----------   -----------   -----------
       Net equity transactions..............    (817,162)    (551,584)     (759,606)     410,023     1,301,674    (2,055,326)
                                              ----------   ----------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..........................    (543,638)     586,253      (228,235)   2,092,753     6,706,253    11,282,957
Contract owners' equity:
  Beginning of period.......................   4,769,759    4,183,506     6,008,854    3,916,101    43,433,208    32,150,251
                                              ----------   ----------   -----------   ----------   -----------   -----------
  End of period.............................  $4,226,121   $4,769,759   $ 5,780,619   $6,008,854   $50,139,461   $43,433,208
                                              ==========   ==========   ===========   ==========   ===========   ===========
Change in units:
  Beginning units...........................     908,525    1,029,948       839,506      715,278     2,802,199     2,976,285
                                              ----------   ----------   -----------   ----------   -----------   -----------
  Units purchased...........................     119,074      301,849       176,136      284,781       831,196       396,474
  Units redeemed............................    (280,676)    (423,272)     (244,568)    (160,553)     (620,131)     (570,560)
                                              ----------   ----------   -----------   ----------   -----------   -----------
  Ending units..............................     746,923      908,525       771,074      839,506     3,013,264     2,802,199
                                              ==========   ==========   ===========   ==========   ===========   ===========

                                               OHIO NATIONAL FUND, INC.
                                              --------------------------
                                                    S&P 500 INDEX
                                                      SUBACCOUNT
                                              --------------------------
                                                  2004          2003
                                              ------------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $   (144,789)  $   (31,628)
  Reinvested capital gains..................             0             0
  Realized loss.............................    (1,131,849)   (7,005,932)
  Unrealized gain...........................     9,444,986    25,810,599
                                              ------------   -----------
       Net increase in contract owners'
          equity from operations............     8,168,348    18,773,039
                                              ------------   -----------
Equity transactions:
  Contract purchase payments (note 1).......     5,074,401     4,958,486
  Transfers from fixed & other
     subaccounts............................    15,389,244    27,376,661
  Withdrawals & surrenders..................    (8,848,699)   (5,397,678)
  Surrender charges (note 3)................      (223,824)     (152,207)
  Annual contract fees (note 3).............      (119,813)     (105,707)
  Annuity & death benefit payments..........    (1,332,384)   (1,088,588)
  Transfers to fixed & other subaccounts....   (12,058,978)  (22,000,172)
                                              ------------   -----------
       Net equity transactions..............    (2,120,053)    3,590,795
                                              ------------   -----------
          Net change in contract owners'
            equity..........................     6,048,295    22,363,834
Contract owners' equity:
  Beginning of period.......................    94,204,030    71,840,196
                                              ------------   -----------
  End of period.............................  $100,252,325   $94,204,030
                                              ============   ===========
Change in units:
  Beginning units...........................     8,170,261     7,716,400
                                              ------------   -----------
  Units purchased...........................     1,789,072     3,470,638
  Units redeemed............................    (1,856,283)   (3,016,777)
                                              ------------   -----------
  Ending units..............................     8,103,050     8,170,261
                                              ============   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                             --------------------------------------------------------------------------------
                                               SOCIAL                                   EQUITY
                                             AWARENESS                                  INCOME
                                             SUBACCOUNT           BLUE CHIP           SUBACCOUNT        HIGH INCOME BOND
                                              (NOTE 5)           SUBACCOUNT            (NOTE 5)            SUBACCOUNT
                                             ----------   -------------------------   -----------   -------------------------
                                                2003         2004          2003          2003          2004          2003
                                             ----------   -----------   -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $     742    $     5,622   $    13,433   $    11,768   $  (265,633)  $ 1,214,891
  Reinvested capital gains.................          0              0             0             0             0             0
  Realized gain (loss).....................   (505,456)       264,470      (151,499)   (3,133,200)      144,560      (108,657)
  Unrealized gain..........................    530,458      1,600,225     4,372,034     3,398,509     2,577,219     2,484,424
                                             ---------    -----------   -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations...........     25,744      1,870,317     4,233,968       277,077     2,456,146     3,590,658
                                             ---------    -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      7,798      1,205,352     1,315,619       130,760     3,175,900     2,449,467
  Transfers from fixed & other
     subaccounts...........................        313      3,409,396    11,968,009       511,416    10,242,583    10,834,471
  Withdrawals & surrenders.................    (32,457)    (1,549,600)     (659,080)     (261,887)   (1,117,991)     (839,448)
  Surrender charges (note 3)...............     (1,212)       (45,125)      (29,607)      (14,508)      (26,328)      (32,194)
  Annual contract fees (note 3)............       (563)       (29,620)      (19,960)       (2,262)      (33,341)      (19,496)
  Annuity & death benefit payments.........       (123)      (416,253)     (218,435)      (81,288)     (399,186)     (419,506)
  Transfers to fixed & other subaccounts...   (476,474)    (1,902,781)   (2,471,583)   (8,550,746)   (5,562,081)   (7,781,632)
                                             ---------    -----------   -----------   -----------   -----------   -----------
       Net equity transactions.............   (502,718)       671,369     9,884,963    (8,268,515)    6,279,556     4,191,662
                                             ---------    -----------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.........................   (476,974)     2,541,686    14,118,931    (7,991,438)    8,735,702     7,782,320
Contract owners' equity:
  Beginning of period......................    476,974     22,664,043     8,545,112     7,991,438    22,857,972    15,075,652
                                             ---------    -----------   -----------   -----------   -----------   -----------
  End of period............................  $       0    $25,205,729   $22,664,043   $         0   $31,593,674   $22,857,972
                                             =========    ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..........................     85,596      2,288,155     1,077,410     1,112,712     1,948,964     1,554,338
                                             ---------    -----------   -----------   -----------   -----------   -----------
  Units purchased..........................      1,485        445,015     1,596,567        88,133     1,034,574     1,229,996
  Units redeemed...........................    (87,081)      (379,455)     (385,822)    1,200,845      (514,000)     (835,370)
                                             ---------    -----------   -----------   -----------   -----------   -----------
  Ending units.............................          0      2,353,715     2,288,155             0     2,469,538     1,948,964
                                             =========    ===========   ===========   ===========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------

                                                  CAPITAL GROWTH
                                                    SUBACCOUNT
                                             -------------------------
                                                2004          2003
                                             -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $  (263,041)  $  (221,434)
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................      (48,847)   (1,053,675)
  Unrealized gain..........................    3,697,911     6,815,018
                                             -----------   -----------
       Net increase in contract owners'
          equity from operations...........    3,386,023     5,539,909
                                             -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      655,040       811,393
  Transfers from fixed & other
     subaccounts...........................    3,048,148     2,848,937
  Withdrawals & surrenders.................   (2,328,978)     (759,594)
  Surrender charges (note 3)...............      (28,447)      (27,022)
  Annual contract fees (note 3)............      (29,494)      (26,466)
  Annuity & death benefit payments.........     (263,942)     (303,601)
  Transfers to fixed & other subaccounts...   (3,445,422)   (3,566,872)
                                             -----------   -----------
       Net equity transactions.............   (2,393,095)   (1,023,225)
                                             -----------   -----------
          Net change in contract owners'
            equity.........................      992,928     4,516,684
Contract owners' equity:
  Beginning of period......................   20,000,808    15,484,124
                                             -----------   -----------
  End of period............................  $20,993,736   $20,000,808
                                             ===========   ===========
Change in units:
  Beginning units..........................    1,476,885     1,588,327
                                             -----------   -----------
  Units purchased..........................      247,257       301,158
  Units redeemed...........................     (407,033)     (412,600)
                                             -----------   -----------
  Ending units.............................    1,317,109     1,476,885
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                              OHIO NATIONAL FUND, INC.
                                                    -----------------------------------------------------------------------------
                                                        NASDAQ-100 INDEX                BRISTOL                BRYTON GROWTH
                                                           SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                    -------------------------   -----------------------   -----------------------
                                                       2004          2003          2004         2003         2004         2003
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................   $  (133,617)  $   (85,003)  $   (2,820)  $   (3,651)  $  (21,802)  $  (10,038)
  Reinvested capital gains.......................             0             0      179,685            0            0            0
  Realized gain (loss)...........................       248,033      (199,527)      31,137       15,009       71,317       11,526
  Unrealized gain (loss).........................       755,598     2,655,734      (91,684)     164,566       57,775      214,249
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net increase in contract owners' equity
        from operations..........................       870,014     2,371,204      116,318      175,924      107,290      215,737
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)............       731,515       916,672      174,253       83,327      484,785      321,465
  Transfers from fixed & other subaccounts.......     3,437,718     6,175,861      478,994      941,296      708,120      614,537
  Withdrawals & surrenders.......................      (512,626)     (266,407)     (65,854)     (11,784)     (40,734)     (14,399)
  Surrender charges (note 3).....................       (15,526)      (10,165)        (605)        (458)        (182)        (627)
  Annual contract fees (note 3)..................       (14,746)       (8,440)        (556)        (276)      (1,804)        (442)
  Annuity & death benefit payments...............       (72,082)      (48,108)     (38,927)        (209)      (3,987)      (1,158)
  Transfers to fixed & other subaccounts.........    (2,819,846)   (4,195,855)    (274,981)    (152,379)    (811,137)    (167,046)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net equity transactions...................       734,407     2,563,558      272,324      859,517      335,061      752,330
                                                    -----------   -----------   ----------   ----------   ----------   ----------
          Net change in contract owners'
            equity...............................     1,604,421     4,934,762      388,642    1,035,441      442,351      968,067
Contract owners' equity:
  Beginning of period............................     9,683,976     4,749,214    1,370,020      334,579    1,376,949      408,882
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  End of period..................................   $11,288,397   $ 9,683,976   $1,758,662   $1,370,020   $1,819,300   $1,376,949
                                                    ===========   ===========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units................................     2,673,662     1,913,609      133,762       42,688      150,735       59,917
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Units purchased................................     1,101,125     2,277,751       60,089      106,740      123,849      109,859
  Units redeemed.................................      (906,091)   (1,517,698)     (33,761)     (15,666)     (86,898)     (19,041)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Ending units...................................     2,868,696     2,673,662      160,090      133,762      187,686      150,735
                                                    ===========   ===========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    OHIO NATIONAL FUND, INC.
                                                              -------------------------------------
                                                                                          COVERED
                                                              U.S. EQUITY    BALANCED       CALL
                                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              -----------   ----------   ----------
                                                                2004(D)      2004(D)      2004(D)
                                                              -----------   ----------   ----------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (19,591)   $   (9,531)  $  (13,738)
  Reinvested capital gains..................................           0             0            0
  Realized gain.............................................      12,172        24,680       25,399
  Unrealized gain...........................................     507,055       128,884      105,131
                                                              ----------    ----------   ----------
       Net increase in contract owners' equity from
        operations..........................................     499,636       144,033      116,792
                                                              ----------    ----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......................   3,628,492     1,256,851    1,791,717
  Transfers from fixed & other subaccounts..................   1,182,650       891,417    1,263,436
  Withdrawals & surrenders..................................    (582,249)     (539,051)  (1,094,211)
  Surrender charges (note 3)................................        (787)         (534)        (870)
  Annual contract fees (note 3).............................        (853)            0       (1,097)
  Annuity & death benefit payments..........................      (3,067)       (1,296)      (1,875)
  Transfers to fixed & other subaccounts....................     (16,675)      (85,523)    (113,571)
                                                              ----------    ----------   ----------
       Net equity transactions..............................   4,207,511     1,521,864    1,843,529
                                                              ----------    ----------   ----------
          Net change in contract owners' equity.............   4,707,147     1,665,897    1,960,321
Contract owners' equity:
  Beginning of period.......................................           0             0            0
                                                              ----------    ----------   ----------
  End of period.............................................  $4,707,147    $1,665,897   $1,960,321
                                                              ==========    ==========   ==========
Change in units:
  Beginning units...........................................           0             0            0
                                                              ----------    ----------   ----------
  Units purchased...........................................     464,441       207,548      298,020
  Units redeemed............................................     (58,835)      (59,178)    (114,067)
                                                              ----------    ----------   ----------
  Ending units..............................................     405,606       148,370      183,953
                                                              ==========    ==========   ==========

---------------

(d) Period from May 1, 2004, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                            DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    -------------------------------------------------
                                                         FIRST QUARTER         FEBRUARY      MARCH
                                                          SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                                    -----------------------   ----------   ----------
                                                       2004         2003         2003         2003
                                                    ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (38,196)  $   33,360   $   1,369    $   1,127
  Reinvested capital gains........................           0            0           0            0
  Realized gain (loss)............................      92,858       (2,652)   (132,556)    (176,448)
  Unrealized gain (loss)..........................     (20,015)     572,576     124,787      179,962
                                                    ----------   ----------   ---------    ---------
       Net increase (decrease) in contract owners'
          equity from operations..................      34,647      603,284      (6,400)       4,641
                                                    ----------   ----------   ---------    ---------
Equity transactions:
  Contract purchase payments (note 1).............      97,225        4,140      21,588        1,692
  Transfers from fixed & other subaccounts........     650,370    1,963,319      75,028      149,099
  Withdrawals & surrenders........................    (120,429)     (90,467)    (32,539)      (6,769)
  Surrender charges (note 3)......................      (1,647)      (2,086)       (846)        (297)
  Annual contract fees (note 3)...................      (5,892)      (1,690)     (2,004)      (1,520)
  Annuity & death benefit payments................     (42,183)     (14,517)     (4,521)      (4,776)
  Transfers to fixed & other subaccounts..........    (568,782)     (91,945)   (903,010)    (978,975)
                                                    ----------   ----------   ---------    ---------
       Net equity transactions....................       8,662    1,766,754    (846,304)    (841,546)
                                                    ----------   ----------   ---------    ---------
          Net change in contract owners' equity...      43,309    2,370,038    (852,704)    (836,905)
Contract owners' equity:
  Beginning of period.............................   2,746,415      376,377     852,704      836,905
                                                    ----------   ----------   ---------    ---------
  End of period...................................  $2,789,724   $2,746,415   $       0    $       0
                                                    ==========   ==========   =========    =========
Change in units:
  Beginning units.................................     259,371       43,762      92,740       95,330
                                                    ----------   ----------   ---------    ---------
  Units purchased.................................      54,119      237,655      10,294       17,438
  Units redeemed..................................     (54,668)     (22,046)   (103,034)    (112,768)
                                                    ----------   ----------   ---------    ---------
  Ending units....................................     258,822      259,371           0            0
                                                    ==========   ==========   =========    =========

                                                            DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    --------------------------------------------------
                                                        SECOND QUARTER           MAY          JUNE
                                                          SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                                    -----------------------   ----------   -----------
                                                       2004         2003         2003         2003
                                                    ----------   ----------   ----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (42,755)  $   34,745   $     806    $       944
  Reinvested capital gains........................           0            0           0              0
  Realized gain (loss)............................      72,055        3,557    (105,823)      (204,374)
  Unrealized gain (loss)..........................     (17,839)     631,022     103,915        186,466
                                                    ----------   ----------   ---------    -----------
       Net increase (decrease) in contract owners'
          equity from operations..................      11,461      669,324      (1,102)       (16,964)
                                                    ----------   ----------   ---------    -----------
Equity transactions:
  Contract purchase payments (note 1).............      57,669       70,309           0              0
  Transfers from fixed & other subaccounts........     556,344    2,090,331         712          2,326
  Withdrawals & surrenders........................    (335,654)     (46,346)     (1,882)       (20,118)
  Surrender charges (note 3)......................     (12,459)      (1,393)       (126)          (985)
  Annual contract fees (note 3)...................      (5,510)      (3,691)       (417)          (373)
  Annuity & death benefit payments................     (52,196)     (22,413)     (4,715)        (7,200)
  Transfers to fixed & other subaccounts..........    (424,402)    (137,745)   (745,887)    (1,013,486)
                                                    ----------   ----------   ---------    -----------
       Net equity transactions....................    (216,208)   1,949,052    (752,315)    (1,039,836)
                                                    ----------   ----------   ---------    -----------
          Net change in contract owners' equity...    (204,747)   2,618,376    (753,417)    (1,056,800)
Contract owners' equity:
  Beginning of period.............................   3,349,975      731,599     753,417      1,056,800
                                                    ----------   ----------   ---------    -----------
  End of period...................................  $3,145,228   $3,349,975   $       0    $         0
                                                    ==========   ==========   =========    ===========
Change in units:
  Beginning units.................................     288,451       79,755      90,215        131,297
                                                    ----------   ----------   ---------    -----------
  Units purchased.................................      42,604      229,706          64            280
  Units redeemed..................................     (61,823)     (21,010)    (90,279)      (131,577)
                                                    ----------   ----------   ---------    -----------
  Ending units....................................     269,232      288,451           0              0
                                                    ==========   ==========   =========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                 THIRD QUARTER          AUGUST     SEPTEMBER        FOURTH QUARTER         NOVEMBER     DECEMBER
                                  SUBACCOUNT          SUBACCOUNT   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                            -----------------------   ----------   ----------   -----------------------   ----------   ----------
                               2004         2003         2003         2003         2004         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (39,445)  $   35,673   $     716    $     622    $  (27,883)  $   20,926   $   1,059    $     724
  Reinvested capital
     gains................           0            0           0            0             0            0           0            0
  Realized gain (loss)....      49,055       (4,754)   (139,905)    (114,850)       70,037        8,619    (126,404)     (90,756)
  Unrealized gain
     (loss)...............      50,384      519,873     126,667      120,062       (52,725)     375,752     127,309       74,182
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......      59,994      550,792     (12,522)       5,834       (10,571)     405,297       1,964      (15,850)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
Equity transactions:
  Contract purchase
     payments (note 1)....     340,184      260,282           0            0        95,467      220,950         (45)         (15)
  Transfers from fixed &
     other subaccounts....     397,044    1,622,322       1,425       43,709       221,350    1,584,473       7,182        7,158
  Withdrawals &
     surrenders...........    (329,488)     (39,501)    (22,401)      (8,590)     (131,990)     (27,014)     (6,408)     (10,001)
  Surrender charges (note
     3)...................     (11,171)      (1,210)       (584)        (546)       (1,632)        (766)       (326)        (481)
  Annual contract fees
     (note 3).............      (5,071)      (2,919)       (326)        (227)       (4,036)      (2,202)       (229)        (102)
  Annuity & death benefit
     payments.............     (31,529)     (25,859)     (5,092)      (5,106)      (28,505)     (46,377)     (6,177)      (5,116)
  Transfers to fixed &
     other subaccounts....    (341,409)    (137,334)   (603,219)    (658,413)     (511,969)    (215,651)   (603,654)    (380,029)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
       Net equity
          transactions....      18,560    1,675,781    (630,197)    (629,173)     (361,315)   1,513,413    (609,657)    (388,586)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
          Net change in
            contract
            owners'
            equity........      78,554    2,226,573    (642,719)    (623,339)     (371,886)   1,918,710    (607,693)    (404,436)
Contract owners' equity:
  Beginning of period.....   3,200,176      973,603     642,719      623,339     2,540,120      621,410     607,693      404,436
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  End of period...........  $3,278,730   $3,200,176   $       0    $       0    $2,168,234   $2,540,120   $       0    $       0
                            ==========   ==========   =========    =========    ==========   ==========   =========    =========
Change in units:
  Beginning units.........     328,615      123,212      80,186       80,026       230,081       68,961      77,145       49,256
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  Units purchased.........      73,999      228,893         176          382        26,646      189,956           0           (2)
  Units redeemed..........     (72,868)     (23,490)    (80,362)     (80,408)      (59,442)     (28,836)    (77,145)     (49,254)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  Ending units............     329,746      328,615           0            0       197,285      230,081           0            0
                            ==========   ==========   =========    =========    ==========   ==========   =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                  DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                    ---------------------------------------------------------------------------------------------
                                       FIRST QUARTER       FEBRUARY      MARCH        SECOND QUARTER         MAY          JUNE
                                        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                    -------------------   ----------   ----------   -------------------   ----------   ----------
                                      2004       2003        2003         2003        2004       2003        2003         2003
                                    --------   --------   ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $ (7,842)  $  4,957   $     167    $     190    $ (6,433)  $  3,283    $    (70)    $    (84)
  Reinvested capital gains........         0     26,258           0            0           0          0           0            0
  Realized gain (loss)............     7,273      8,082      (6,170)     (34,551)      6,971        254     (30,492)     (31,289)
  Unrealized gain.................    48,292     62,668      11,955       38,313      44,307     65,623      31,370       29,499
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
       Net increase (decrease) in
          contract owners' equity
          from operations.........    47,723    101,965       5,952        3,952      44,845     69,160         808       (1,874)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
Equity transactions:
  Contract purchase payments (note
     1)...........................    32,430         30          30           30       5,084         90           0            0
  Transfers from fixed & other
     subaccounts..................    76,468    399,138      45,747       39,588     112,691    329,169       1,322        1,416
  Withdrawals & surrenders........    (9,686)   (11,614)     (4,586)        (866)    (63,943)    (5,666)     (2,778)      (1,619)
  Surrender charges (note 3)......      (366)      (335)       (156)         (59)     (1,427)      (248)       (194)        (118)
  Annual contract fees (note 3)...      (607)      (291)        (16)        (123)       (603)      (221)        (15)         (23)
  Annuity & death benefit
     payments.....................    (4,195)    (3,562)       (915)        (132)     (6,689)    (4,115)        (43)        (403)
  Transfers to fixed & other
     subaccounts..................   (67,181)   (94,448)   (189,093)    (185,087)     (6,058)   (54,469)    (77,728)     (76,671)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
       Net equity transactions....    26,863    288,918    (148,989)    (146,649)     39,055    264,540     (79,436)     (77,418)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
          Net change in contract
            owners' equity........    74,586    390,883    (143,037)    (142,697)     83,900    333,700     (78,628)     (79,292)
Contract owners' equity:
  Beginning of period.............   510,686    119,803     143,037      142,697     426,851     93,151      78,628       79,292
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  End of period...................  $585,272   $510,686   $       0    $       0    $510,751   $426,851    $      0     $      0
                                    ========   ========   =========    =========    ========   ========    ========     ========
Change in units:
  Beginning units.................    47,150     13,055      13,400       12,475      36,229      9,609       8,130        8,655
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  Units purchased.................     9,847     44,815       4,527        3,727      10,045     32,490           0            0
  Units redeemed..................    (7,463)   (10,720)    (17,927)     (16,202)     (6,657)    (5,870)     (8,130)      (8,655)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  Ending units....................    49,534     47,150           0            0      39,617     36,229           0            0
                                    ========   ========   =========    =========    ========   ========    ========     ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                 DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                  -----------------------------------------------------------------------------------------------
                                      THIRD QUARTER         AUGUST     SEPTEMBER      FOURTH QUARTER       NOVEMBER     DECEMBER
                                       SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                  ---------------------   ----------   ----------   -------------------   ----------   ----------
                                    2004        2003         2003         2003        2004       2003        2003         2003
                                  ---------   ---------   ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity.......  $  (7,903)  $   8,483   $    (118)   $     (50)   $ (9,809)  $  4,711   $     370    $     311
  Reinvested capital gains......          0      11,161           0            0           0      2,034           0            0
  Realized gain (loss)..........     22,734         195     (25,964)     (14,053)     14,146      4,701     (20,810)     (39,344)
  Unrealized gain...............     22,034      38,459      22,621       12,108      32,144     81,819      26,169       36,011
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
       Net increase (decrease)
          in contract owners'
          equity from
          operations............     36,865      58,298      (3,461)      (1,995)     36,481     93,265       5,729       (3,022)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
Equity transactions:
  Contract purchase payments
     (note 1)...................     12,805     136,991           0            2      11,430    186,660           0            0
  Transfers from fixed & other
     subaccounts................    291,332     487,467       1,387        1,561      98,588    439,134       4,246        1,174
  Withdrawals & surrenders......    (25,228)    (27,162)     (3,355)      (2,994)    (32,222)   (16,064)     (3,610)      (2,383)
  Surrender charges (note 3)....       (732)       (280)       (238)         (78)       (439)      (248)       (150)         (50)
  Annual contract fees (note
     3).........................     (1,327)       (828)       (105)          (5)     (1,483)      (382)        (14)          (2)
  Annuity & death benefit
     payments...................    (26,815)     (1,293)        (44)        (257)     (1,122)      (624)         (1)         (31)
  Transfers to fixed & other
     subaccounts................   (331,972)   (253,867)   (208,140)    (117,689)    (77,946)  (114,229)   (121,444)    (166,394)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
       Net equity
          transactions..........    (81,937)    341,028    (210,495)    (119,460)     (3,194)   494,247    (120,973)    (167,686)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
          Net change in contract
            owners' equity......    (45,072)    399,326    (213,956)    (121,455)     33,287    587,512    (115,244)    (170,708)
Contract owners' equity:
  Beginning of period...........    637,813     238,487     213,956      121,455     726,124    138,612     115,244      170,708
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  End of period.................  $ 592,741   $ 637,813   $       0    $       0    $759,411   $726,124   $       0    $       0
                                  =========   =========   =========    =========    ========   ========   =========    =========
Change in units:
  Beginning units...............     58,293      24,459      18,543       16,275      70,809     15,695      16,002       19,272
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  Units purchased...............     26,908      61,591           3          107      10,514     68,531         416            0
  Units redeemed................    (34,305)    (27,757)    (18,546)     (16,382)    (10,678)   (13,417)    (16,418)     (19,272)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  Ending units..................     50,896      58,293           0            0      70,645     70,809           0            0
                                  =========   =========   =========    =========    ========   ========   =========    =========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                        -------------------------------------------------------------------------
                                                              VIP GROWTH             VIP EQUITY INCOME      VIP HIGH INCOME BOND
                                                              SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                        -----------------------   -----------------------   ---------------------
                                                           2004         2003         2004         2003        2004        2003
                                                        ----------   ----------   ----------   ----------   ---------   ---------
Increase in contract owners' equity from operations:
  Net investment activity.............................  $  (48,996)  $  (45,799)  $   11,410   $   26,527   $  69,026   $  59,865
  Reinvested capital gains............................           0            0       14,695            0           0           0
  Realized loss.......................................    (286,922)    (500,329)     (10,999)    (309,827)    (92,429)   (136,381)
  Unrealized gain.....................................     407,350    1,777,024      348,312    1,228,104      95,757     295,851
                                                        ----------   ----------   ----------   ----------   ---------   ---------
       Net increase in contract owners' equity from
        operations....................................      71,432    1,230,896      363,418      944,804      72,354     219,335
                                                        ----------   ----------   ----------   ----------   ---------   ---------
Equity transactions:
  Contract purchase payments (note 1).................      87,813      111,945       50,122       49,465       8,267      11,561
  Transfers from fixed & other subaccounts............     200,644      267,791       91,543      117,077      13,785      39,659
  Withdrawals & surrenders............................    (542,728)    (477,313)    (504,233)    (749,082)   (156,459)    (85,733)
  Surrender charges (note 3)..........................      (7,026)     (13,345)      (9,867)     (26,524)     (2,729)     (3,189)
  Annual contract fees (note 3).......................      (4,872)      (5,712)      (3,538)      (3,950)       (667)       (841)
  Annuity & death benefit payments....................     (47,893)     (43,808)     (30,711)     (56,218)     (2,406)    (21,639)
  Transfers to fixed & other subaccounts..............    (365,604)    (262,680)    (177,360)    (242,103)    (22,005)    (92,083)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
       Net equity transactions........................    (679,666)    (423,122)    (584,044)    (911,335)   (162,214)   (152,265)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
          Net change in contract owners' equity.......    (608,234)     807,774     (220,626)      33,469     (89,860)     67,070
Contract owners' equity:
  Beginning of period.................................   5,162,056    4,354,282    4,039,633    4,006,164     993,295     926,225
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  End of period.......................................  $4,553,822   $5,162,056   $3,819,007   $4,039,633   $ 903,435   $ 993,295
                                                        ==========   ==========   ==========   ==========   =========   =========
Change in units:
  Beginning units.....................................     342,395      378,768      263,690      336,449      98,462     115,348
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  Units purchased.....................................      16,952       24,671        8,243       13,337       2,037       5,091
  Units redeemed......................................     (63,357)     (61,044)     (45,502)     (86,096)    (17,718)    (21,977)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  Ending units........................................     295,990      342,395      226,431      263,690      82,781      98,462
                                                        ==========   ==========   ==========   ==========   =========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                               ----------------------------------------------------
                                                        GROWTH               INTERNATIONAL GROWTH
                                                      SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   ------------------------
                                                  2004          2003          2004         2003
                                               -----------   -----------   ----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (239,141)  $  (278,001)  $  (17,826)  $    (4,305)
  Reinvested capital gains...................            0             0            0             0
  Realized gain (loss).......................   (3,715,170)   (5,184,414)     156,410      (228,727)
  Unrealized gain............................    4,388,057    11,548,159      512,505     1,327,250
                                               -----------   -----------   ----------   -----------
       Net increase in contract owners'
          equity from operations.............      433,746     6,085,744      651,089     1,094,218
                                               -----------   -----------   ----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      212,884       251,901       17,518        23,792
  Transfers from fixed & other subaccounts...    1,133,888     1,305,132      487,405     1,800,723
  Withdrawals & surrenders...................   (1,842,569)   (1,469,379)    (308,056)     (157,366)
  Surrender charges (note 3).................      (29,189)      (43,765)      (4,043)       (4,783)
  Annual contract fees (note 3)..............      (37,822)      (44,325)      (8,282)       (8,604)
  Annuity & death benefit payments...........     (427,145)     (498,905)     (82,958)      (59,983)
  Transfers to fixed & other subaccounts.....   (4,618,725)   (4,773,025)    (746,307)   (2,264,593)
                                               -----------   -----------   ----------   -----------
       Net equity transactions...............   (5,608,678)   (5,272,366)    (644,723)     (670,814)
                                               -----------   -----------   ----------   -----------
          Net change in contract owners'
            equity...........................   (5,174,932)      813,378        6,366       423,404
Contract owners' equity:
  Beginning of period........................   24,135,693    23,322,315    4,327,853     3,904,449
                                               -----------   -----------   ----------   -----------
  End of period..............................  $18,960,761   $24,135,693   $4,334,219   $ 4,327,853
                                               ===========   ===========   ==========   ===========
Change in units:
  Beginning units............................    2,630,883     3,301,205      396,336       475,955
                                               -----------   -----------   ----------   -----------
  Units purchased............................      100,631       161,563       33,610       200,256
  Units redeemed.............................     (728,936)     (831,885)     (92,181)     (279,875)
                                               -----------   -----------   ----------   -----------
  Ending units...............................    2,002,578     2,630,883      337,765       396,336
                                               ===========   ===========   ==========   ===========

                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                               -----------------------------------------------------
                                                   WORLDWIDE GROWTH                BALANCED
                                                      SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   -------------------------
                                                  2004          2003          2004          2003
                                               -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $   (45,972)  $   (28,382)  $   289,536   $   342,708
  Reinvested capital gains...................            0             0             0             0
  Realized gain (loss).......................   (1,566,500)   (2,728,392)     (770,051)   (1,772,850)
  Unrealized gain............................    1,913,546     5,893,223     2,715,335     6,109,039
                                               -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations.............      301,074     3,136,449     2,234,820     4,678,897
                                               -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      156,237       158,545       260,190       294,226
  Transfers from fixed & other subaccounts...      487,056     1,121,647     1,784,106     3,549,949
  Withdrawals & surrenders...................   (1,280,333)     (985,188)   (3,583,159)   (2,672,920)
  Surrender charges (note 3).................      (18,855)      (25,650)      (51,509)      (73,208)
  Annual contract fees (note 3)..............      (22,900)      (27,753)      (37,783)      (48,283)
  Annuity & death benefit payments...........     (239,649)     (278,391)     (793,072)   (1,102,742)
  Transfers to fixed & other subaccounts.....   (3,063,627)   (4,022,185)   (6,216,042)   (8,166,488)
                                               -----------   -----------   -----------   -----------
       Net equity transactions...............   (3,982,071)   (4,058,975)   (8,637,269)   (8,219,466)
                                               -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   (3,680,997)     (922,526)   (6,402,449)   (3,540,569)
Contract owners' equity:
  Beginning of period........................   16,428,996    17,351,522    39,076,994    42,617,563
                                               -----------   -----------   -----------   -----------
  End of period..............................  $12,747,999   $16,428,996   $32,674,545   $39,076,994
                                               ===========   ===========   ===========   ===========
Change in units:
  Beginning units............................    1,778,626     2,295,233     2,991,279     3,666,309
                                               -----------   -----------   -----------   -----------
  Units purchased............................       57,498       121,029       117,423       277,401
  Units redeemed.............................     (502,004)     (637,636)     (769,093)     (952,431)
                                               -----------   -----------   -----------   -----------
  Ending units...............................    1,334,120     1,778,626     2,339,609     2,991,279
                                               ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                   ------------------------------------------------------------------------------
                                                            ALL CAP                 TOTAL RETURN                INVESTORS
                                                          SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                   -------------------------   -----------------------   ------------------------
                                                      2004          2003          2004         2003         2004         2003
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................  $  (111,847)  $  (119,616)  $   40,313   $   24,002   $    6,244   $     7,645
  Reinvested capital gains.......................            0             0      137,341       82,640            0             0
  Realized gain (loss)...........................      227,888      (336,880)      91,325      (46,425)     125,753      (385,605)
  Unrealized gain................................      804,468     3,771,906      238,477      811,825      422,676     1,601,706
                                                   -----------   -----------   ----------   ----------   ----------   -----------
       Net increase in contract owners' equity
        from operations..........................      920,509     3,315,410      507,456      872,042      554,673     1,223,746
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      820,560       674,822      189,706      348,204       43,238       201,437
  Transfers from fixed & other subaccounts.......    2,627,514     2,708,642    1,607,944    1,544,757    1,326,817     1,867,639
  Withdrawals & surrenders.......................     (861,279)     (341,065)    (390,307)    (241,516)    (383,124)     (360,854)
  Surrender charges (note 3).....................      (22,003)      (12,884)     (14,145)      (8,347)      (6,351)      (16,815)
  Annual contract fees (note 3)..................      (22,068)      (15,821)      (9,426)      (9,046)      (8,009)       (5,639)
  Annuity & death benefit payments...............     (352,653)     (305,147)    (723,824)    (148,001)    (203,889)     (120,174)
  Transfers to fixed & other subaccounts.........   (2,134,742)   (2,520,766)    (584,611)    (777,323)    (711,266)   (1,695,433)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
       Net equity transactions...................       55,329       187,781       75,337      708,728       57,416      (129,839)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
          Net change in contract owners'
            equity...............................      975,838     3,503,191      582,793    1,580,770      612,089     1,093,907
Contract owners' equity:
  Beginning of period............................   12,962,153     9,458,962    7,139,863    5,559,093    5,718,013     4,624,106
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of period..................................  $13,937,991   $12,962,153   $7,722,656   $7,139,863   $6,330,102   $ 5,718,013
                                                   ===========   ===========   ==========   ==========   ==========   ===========
Change in units:
  Beginning units................................      840,411       839,611      655,519      583,466      480,529       507,595
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  Units purchased................................      208,282       251,281      152,123      168,253      111,316       194,194
  Units redeemed.................................     (202,798)     (250,481)    (148,401)     (96,200)    (103,512)     (221,260)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  Ending units...................................      845,895       840,411      659,241      655,519      488,333       480,529
                                                   ===========   ===========   ==========   ==========   ==========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                       STRONG VARIABLE INSURANCE FUNDS, INC.
                                                  -------------------------------------------------------------------------------
                                                       OPPORTUNITY II           MULTI CAP VALUE II          MID-CAP GROWTH II
                                                         SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                  -------------------------   -----------------------   -------------------------
                                                     2004          2003          2004         2003         2004          2003
                                                  -----------   -----------   ----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $  (286,414)  $  (233,749)  $  (19,087)  $  (17,171)  $  (279,621)  $  (270,981)
  Reinvested capital gains......................            0             0            0            0             0             0
  Realized gain (loss)..........................     (273,157)   (1,029,809)      36,099      (46,496)   (3,848,851)   (3,395,028)
  Unrealized gain...............................    3,819,783     7,062,648      182,530      519,228     7,447,709     9,383,835
                                                  -----------   -----------   ----------   ----------   -----------   -----------
       Net increase in contract owners' equity
        from operations.........................    3,260,212     5,799,090      199,542      455,561     3,319,237     5,717,826
                                                  -----------   -----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...........      529,332     1,020,540        6,874       12,937       225,048       923,479
  Transfers from fixed & other subaccounts......    1,859,947     2,456,678       37,125      130,624     1,109,696     1,940,064
  Withdrawals & surrenders......................   (2,925,812)     (661,785)    (185,771)     (69,576)   (2,254,213)     (786,449)
  Surrender charges (note 3)....................      (36,048)      (26,198)      (3,059)      (3,445)      (40,262)      (29,841)
  Annual contract fees (note 3).................      (27,316)      (23,310)      (1,912)      (2,154)      (30,320)      (31,242)
  Annuity & death benefit payments..............     (344,089)     (244,306)     (28,754)     (24,614)     (342,009)     (281,062)
  Transfers to fixed & other subaccounts........   (4,016,187)   (3,104,476)    (205,358)    (229,760)   (3,376,421)   (3,326,219)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
       Net equity transactions..................   (4,960,173)     (582,857)    (380,855)    (185,988)   (4,708,481)   (1,591,270)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..............................   (1,699,961)    5,216,233     (181,313)     269,573    (1,389,244)    4,126,556
Contract owners' equity:
  Beginning of period...........................   22,260,642    17,044,409    1,617,409    1,347,836    22,382,665    18,256,109
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  End of period.................................  $20,560,681   $22,260,642   $1,436,096   $1,617,409   $20,993,421   $22,382,665
                                                  ===========   ===========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units...............................    1,813,163     1,876,071      155,713      177,660     2,318,174     2,498,329
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  Units purchased...............................      167,764       317,735        3,112       16,739       114,949       328,665
  Units redeemed................................     (546,762)     (380,643)     (38,629)     (38,686)     (588,163)     (508,820)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  Ending units..................................    1,434,165     1,813,163      120,196      155,713     1,844,960     2,318,174
                                                  ===========   ===========   ==========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                     VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                    -----------------------------------------------------
                                                     CORE PLUS FIXED INCOME          US REAL ESTATE
                                                           SUBACCOUNT                  SUBACCOUNT
                                                    ------------------------   --------------------------
                                                       2004         2003          2004          2003
                                                    ----------   -----------   ----------   -------------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $  112,531   $   (61,971)  $   18,850   $    (218,873)
  Reinvested capital gains........................      10,522        35,612      108,716               0
  Realized gain (loss)............................      42,489       123,464       86,434       3,760,370
  Unrealized gain (loss)..........................     (31,928)       63,766    1,802,931       1,165,377
                                                    ----------   -----------   ----------   -------------
       Net increase in contract owners' equity
          from operations.........................     133,614       160,871    2,016,931       4,706,874
                                                    ----------   -----------   ----------   -------------
Equity transactions:
  Contract purchase payments (note 1).............      35,666       541,776      179,463         154,426
  Transfers from fixed & other subaccounts........     456,137     2,680,143    5,241,515     154,483,496
  Withdrawals & surrenders........................    (253,127)     (229,059)    (554,167)       (114,734)
  Surrender charges (note 3)......................      (4,291)       (5,969)     (11,057)         (2,162)
  Annual contract fees (note 3)...................      (3,725)       (4,630)      (5,843)         (2,204)
  Annuity & death benefit payments................    (168,285)     (234,205)     (71,181)        (12,796)
  Transfers to fixed & other subaccounts..........    (435,689)   (2,747,518)    (980,578)   (171,619,309)
                                                    ----------   -----------   ----------   -------------
       Net equity transactions....................    (373,314)          538    3,798,152     (17,113,283)
                                                    ----------   -----------   ----------   -------------
          Net change in contract owners' equity...    (239,700)      161,409    5,815,083     (12,406,409)
Contract owners' equity:
  Beginning of period.............................   4,695,587     4,534,178    3,630,252      16,036,661
                                                    ----------   -----------   ----------   -------------
  End of period...................................  $4,455,887   $ 4,695,587   $9,445,335   $   3,630,252
                                                    ==========   ===========   ==========   =============
Change in units:
  Beginning units.................................     358,294       356,945      217,916       1,361,735
                                                    ----------   -----------   ----------   -------------
  Units purchased.................................      35,543       221,789      281,367      12,370,786
  Units redeemed..................................     (63,596)     (220,440)     (74,036)    (13,514,605)
                                                    ----------   -----------   ----------   -------------
  Ending units....................................     330,241       358,294      425,247         217,916
                                                    ==========   ===========   ==========   =============

                                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                    -----------------------------------------------
                                                             VALUE            EMERGING MARKET DEBT
                                                          SUBACCOUNT               SUBACCOUNT
                                                    -----------------------   ---------------------
                                                       2004         2003        2004        2003
                                                    ----------   ----------   ---------   ---------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $   (3,464)  $  (12,034)  $ 11,027    $ (2,690)
  Reinvested capital gains........................      33,565            0      6,304           0
  Realized gain (loss)............................      30,193      (13,316)     5,043      13,934
  Unrealized gain (loss)..........................      98,270      284,398     (4,791)     38,683
                                                    ----------   ----------   --------    --------
       Net increase in contract owners' equity
          from operations.........................     158,564      259,048     17,583      49,927
                                                    ----------   ----------   --------    --------
Equity transactions:
  Contract purchase payments (note 1).............           0            0          0           0
  Transfers from fixed & other subaccounts........     196,636      154,993     29,530      26,233
  Withdrawals & surrenders........................     (93,546)     (93,666)         0      (3,262)
  Surrender charges (note 3)......................        (898)      (1,495)         0         (57)
  Annual contract fees (note 3)...................        (892)        (920)      (138)       (185)
  Annuity & death benefit payments................      (9,649)      (5,816)      (341)     (2,279)
  Transfers to fixed & other subaccounts..........    (152,119)    (121,145)   (26,341)    (91,820)
                                                    ----------   ----------   --------    --------
       Net equity transactions....................     (60,468)     (68,049)     2,710     (71,370)
                                                    ----------   ----------   --------    --------
          Net change in contract owners' equity...      98,096      190,999     20,293     (21,443)
Contract owners' equity:
  Beginning of period.............................   1,012,285      821,286    182,297     203,740
                                                    ----------   ----------   --------    --------
  End of period...................................  $1,110,381   $1,012,285   $202,590    $182,297
                                                    ==========   ==========   ========    ========
Change in units:
  Beginning units.................................      93,889      100,850     13,109      18,389
                                                    ----------   ----------   --------    --------
  Units purchased.................................      15,916       18,056      2,156       2,207
  Units redeemed..................................     (21,207)     (25,017)    (1,903)     (7,487)
                                                    ----------   ----------   --------    --------
  Ending units....................................      88,598       93,889     13,362      13,109
                                                    ==========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 --------------------------------------------------------------------------------
                                                      GROWTH & INCOME             CORE US EQUITY             CAPITAL GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                 -------------------------   ------------------------   -------------------------
                                                    2004          2003          2004          2003         2004          2003
                                                 -----------   -----------   -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $   154,842   $    13,075   $   (17,786)  $  (26,831)  $   (20,374)  $   (55,955)
  Reinvested capital gains.....................            0             0             0            0             0             0
  Realized gain (loss).........................       60,738      (150,591)        2,972     (302,742)      (54,063)     (451,583)
  Unrealized gain..............................    2,434,517     1,701,504     1,689,559    2,071,612     1,040,377     1,593,015
                                                 -----------   -----------   -----------   ----------   -----------   -----------
       Net increase in contract owners' equity
        from operations........................    2,650,097     1,563,988     1,674,745    1,742,039       965,940     1,085,477
                                                 -----------   -----------   -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........    3,670,452     1,102,704     2,942,580    1,026,908     2,893,147       597,347
  Transfers from fixed & other subaccounts.....   11,441,468     2,422,622     7,584,635    2,501,453     6,469,357     1,501,696
  Withdrawals & surrenders.....................     (597,789)     (284,477)     (613,698)    (316,973)     (682,135)     (185,657)
  Surrender charges (note 3)...................      (12,349)       (8,596)      (11,827)      (9,977)      (11,926)       (7,750)
  Annual contract fees (note 3)................      (21,175)      (11,360)      (16,536)      (8,688)      (11,611)       (7,670)
  Annuity & death benefit payments.............     (227,051)     (118,319)     (228,956)    (149,765)     (139,329)     (132,755)
  Transfers to fixed & other subaccounts.......   (1,523,979)   (1,451,951)   (5,992,523)    (878,774)   (1,357,947)   (1,489,036)
                                                 -----------   -----------   -----------   ----------   -----------   -----------
       Net equity transactions.................   12,729,577     1,650,623     3,663,675    2,164,184     7,159,556       276,175
                                                 -----------   -----------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.............................   15,379,674     3,214,611     5,338,420    3,906,223     8,125,496     1,361,652
Contract owners' equity:
  Beginning of period..........................    9,213,664     5,999,053     9,859,729    5,953,506     6,388,179     5,026,527
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  End of period................................  $24,593,338   $ 9,213,664   $15,198,149   $9,859,729   $14,513,675   $ 6,388,179
                                                 ===========   ===========   ===========   ==========   ===========   ===========
Change in units:
  Beginning units..............................    1,102,470       880,191     1,038,874      801,897       658,977       635,091
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  Units purchased..............................    1,629,741       462,708       928,737      399,188       897,569       223,127
  Units redeemed...............................     (222,005)     (240,429)     (556,923)    (162,211)     (178,636)     (199,241)
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  Ending units.................................    2,510,206     1,102,470     1,410,688    1,038,874     1,377,910       658,977
                                                 ===========   ===========   ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                           LAZARD RETIREMENT SERIES, INC.
                                                -----------------------------------------------------
                                                     EMERGING MARKET                SMALL CAP
                                                       SUBACCOUNT                  SUBACCOUNT
                                                -------------------------   -------------------------
                                                   2004          2003          2004          2003
                                                -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.....................  $   (47,674)  $   (53,347)  $  (365,560)  $  (234,443)
  Reinvested capital gains....................            0             0             0             0
  Realized gain (loss)........................      746,280       234,593       266,390      (141,372)
  Unrealized gain.............................    1,963,685     1,689,097     4,025,210     6,121,516
                                                -----------   -----------   -----------   -----------
       Net increase in contract owners' equity
          from operations.....................    2,662,291     1,870,343     3,926,040     5,745,701
                                                -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).........    3,235,493       180,986     3,458,999     1,612,965
  Transfers from fixed & other subaccounts....    7,253,841     4,026,872     9,804,083     7,111,798
  Withdrawals & surrenders....................     (672,973)     (271,230)   (1,215,720)     (768,341)
  Surrender charges (note 3)..................      (12,230)       (5,422)      (35,316)      (24,663)
  Annual contract fees (note 3)...............      (10,120)       (5,916)      (33,740)      (20,025)
  Annuity & death benefit payments............      (45,234)      (17,213)     (340,521)     (243,066)
  Transfers to fixed & other subaccounts......   (5,081,550)   (3,444,762)   (4,501,658)   (3,639,359)
                                                -----------   -----------   -----------   -----------
       Net equity transactions................    4,667,227       463,315     7,136,127     4,029,309
                                                -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity............................    7,329,518     2,333,658    11,062,167     9,775,010
Contract owners' equity:
  Beginning of period.........................    6,287,114     3,953,456    24,328,712    14,553,702
                                                -----------   -----------   -----------   -----------
  End of period...............................  $13,616,632   $ 6,287,114   $35,390,879   $24,328,712
                                                ===========   ===========   ===========   ===========
Change in units:
  Beginning units.............................      551,249       522,913     1,674,079     1,349,530
                                                -----------   -----------   -----------   -----------
  Units purchased.............................      855,688       456,007       857,221       708,722
  Units redeemed..............................     (475,690)     (427,671)     (371,707)     (384,173)
                                                -----------   -----------   -----------   -----------
  Ending units................................      931,247       551,249     2,159,593     1,674,079
                                                ===========   ===========   ===========   ===========

                                                         THE PRUDENTIAL SERIES FUND, INC.
                                                ---------------------------------------------------
                                                  JENNISON 20/20 FOCUS             JENNISON
                                                       SUBACCOUNT                 SUBACCOUNT
                                                ------------------------   ------------------------
                                                   2004          2003         2004          2003
                                                -----------   ----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.....................  $  (148,630)  $  (28,441)  $   (87,696)  $  (68,090)
  Reinvested capital gains....................            0            0             0            0
  Realized gain (loss)........................      222,017      (12,629)     (233,143)    (474,085)
  Unrealized gain.............................    1,452,832      693,470       814,222    1,781,415
                                                -----------   ----------   -----------   ----------
       Net increase in contract owners' equity
          from operations.....................    1,526,219      652,400       493,383    1,239,240
                                                -----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).........    3,904,323    1,471,233       729,679      380,879
  Transfers from fixed & other subaccounts....   11,208,023    3,133,282     2,127,158    1,592,162
  Withdrawals & surrenders....................     (388,760)     (89,856)     (705,839)    (160,894)
  Surrender charges (note 3)..................       (7,822)      (1,068)      (27,443)      (7,240)
  Annual contract fees (note 3)...............      (13,021)      (3,778)      (12,594)      (8,543)
  Annuity & death benefit payments............     (193,294)     (23,883)     (398,956)    (129,196)
  Transfers to fixed & other subaccounts......   (8,739,986)    (412,524)   (1,595,631)    (964,944)
                                                -----------   ----------   -----------   ----------
       Net equity transactions................    5,769,463    4,073,406       116,374      702,224
                                                -----------   ----------   -----------   ----------
          Net change in contract owners'
            equity............................    7,295,682    4,725,806       609,757    1,941,464
Contract owners' equity:
  Beginning of period.........................    5,943,436    1,217,630     6,413,218    4,471,754
                                                -----------   ----------   -----------   ----------
  End of period...............................  $13,239,118   $5,943,436   $ 7,022,975   $6,413,218
                                                ===========   ==========   ===========   ==========
Change in units:
  Beginning units.............................      646,176      168,496     1,071,538      957,028
                                                -----------   ----------   -----------   ----------
  Units purchased.............................    1,370,588      522,601       405,016      352,950
  Units redeemed..............................     (752,814)     (44,921)     (390,353)    (238,440)
                                                -----------   ----------   -----------   ----------
  Ending units................................    1,263,950      646,176     1,086,201    1,071,538
                                                ===========   ==========   ===========   ==========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                                                 PBHG INSURANCE
                                                                  UBS SERIES TRUST                SERIES FUND
                                                              -------------------------   ----------------------------
                                                                   U.S. ALLOCATION        TECHNOLOGY & COMMUNICATIONS
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                              -------------------------   ----------------------------
                                                                 2004          2003           2004            2003
                                                              -----------   -----------   ------------    ------------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (53,692)  $   (41,323)  $   (42,834)    $   (37,072)
  Reinvested capital gains..................................            0             0             0               0
  Realized loss.............................................     (176,816)     (498,974)   (1,753,179)     (1,447,462)
  Unrealized gain...........................................      996,932     2,352,709     1,905,388       2,467,506
                                                              -----------   -----------   -----------     -----------
       Net increase in contract owners' equity from
        operations..........................................      766,424     1,812,412       109,375         982,972
                                                              -----------   -----------   -----------     -----------
Equity transactions:
  Contract purchase payments (note 1).......................      331,643       329,558       138,229         223,721
  Transfers from fixed & other subaccounts..................    1,322,468     1,546,617       748,472       1,096,506
  Withdrawals & surrenders..................................     (554,833)     (384,157)     (338,827)        (91,932)
  Surrender charges (note 3)................................      (14,484)      (15,110)      (11,603)         (4,444)
  Annual contract fees (note 3).............................      (19,794)      (14,006)       (6,057)         (5,398)
  Annuity & death benefit payments..........................     (312,003)     (162,082)      (43,833)        (30,128)
  Transfers to fixed & other subaccounts....................   (1,609,154)   (1,131,286)   (1,190,372)       (643,903)
                                                              -----------   -----------   -----------     -----------
       Net equity transactions..............................     (856,157)      169,534      (703,991)        544,422
                                                              -----------   -----------   -----------     -----------
          Net change in contract owners' equity.............      (89,733)    1,981,946      (594,616)      1,527,394
Contract owners' equity:
  Beginning of period.......................................    9,209,067     7,227,121     3,631,182       2,103,788
                                                              -----------   -----------   -----------     -----------
  End of period.............................................  $ 9,119,334   $ 9,209,067   $ 3,036,566     $ 3,631,182
                                                              ===========   ===========   ===========     ===========
Change in units:
  Beginning units...........................................    1,103,320     1,090,148     2,221,954       1,846,169
                                                              -----------   -----------   -----------     -----------
  Units purchased...........................................      173,391       234,329       529,043         955,633
  Units redeemed............................................     (277,634)     (221,157)     (981,677)       (579,848)
                                                              -----------   -----------   -----------     -----------
  Ending units..............................................      999,077     1,103,320     1,769,320       2,221,954
                                                              ===========   ===========   ===========     ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              -----------------------------------------------------
                                                     VIP MID-CAP               VIP CONTRAFUND
                                                     SUBACCOUNT                  SUBACCOUNT
                                              -------------------------   -------------------------
                                                 2004          2003          2004          2003
                                              -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (714,033)  $  (353,848)  $  (435,174)  $  (226,262)
  Reinvested capital gains..................            0             0             0             0
  Realized gain (loss)......................      436,568       (44,824)      122,933      (131,454)
  Unrealized gain...........................   12,844,729    11,490,198     5,775,127     5,792,762
                                              -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations............   12,567,264    11,091,526     5,462,886     5,435,046
                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......    6,485,273     3,392,946     5,270,802     4,278,736
  Transfers from fixed & other
     subaccounts............................   19,869,643    12,016,414    15,083,249     9,678,217
  Withdrawals & surrenders..................   (2,348,435)   (1,763,190)   (1,915,192)   (1,142,902)
  Surrender charges (note 3)................      (66,515)      (79,398)      (56,847)      (54,389)
  Annual contract fees (note 3).............      (68,668)      (40,980)      (52,580)      (25,200)
  Annuity & death benefit payments..........     (695,024)     (483,422)     (564,227)     (346,040)
  Transfers to fixed & other subaccounts....   (7,100,809)   (6,381,267)   (3,121,642)   (3,516,769)
                                              -----------   -----------   -----------   -----------
       Net equity transactions..............   16,075,465     6,661,103    14,643,563     8,871,653
                                              -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity..........................   28,642,729    17,752,629    20,106,449    14,306,699
Contract owners' equity:
  Beginning of period.......................   44,074,858    26,322,229    30,237,793    15,931,094
                                              -----------   -----------   -----------   -----------
  End of period.............................  $72,717,587   $44,074,858   $50,344,242   $30,237,793
                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................    3,423,104     2,788,387     3,360,059     2,240,479
                                              -----------   -----------   -----------   -----------
  Units purchased...........................    1,840,469     1,460,766     2,131,282     1,749,379
  Units redeemed............................     (671,431)     (826,049)     (569,884)     (629,799)
                                              -----------   -----------   -----------   -----------
  Ending units..............................    4,592,142     3,423,104     4,921,457     3,360,059
                                              ===========   ===========   ===========   ===========

                                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              ----------------------------------------------------
                                                     VIP GROWTH              VIP EQUITY INCOME
                                                     SUBACCOUNT                  SUBACCOUNT
                                              -------------------------   ------------------------
                                                 2004          2003          2004        2003(C)
                                              -----------   -----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (264,501)  $  (190,689)  $   (69,603)  $   (1,767)
  Reinvested capital gains..................            0             0         5,174            0
  Realized gain (loss)......................     (482,316)     (689,713)       26,472         (778)
  Unrealized gain...........................    1,075,883     5,097,654     1,060,310       68,613
                                              -----------   -----------   -----------   ----------
       Net increase in contract owners'
          equity from operations............      329,066     4,217,252     1,022,353       66,068
                                              -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......    1,292,660     2,037,700     3,464,990      180,086
  Transfers from fixed & other
     subaccounts............................    6,037,106     3,181,497     9,740,495      813,443
  Withdrawals & surrenders..................   (1,001,213)     (660,590)     (163,118)      (2,617)
  Surrender charges (note 3)................      (35,374)      (32,618)       (3,700)        (124)
  Annual contract fees (note 3).............      (28,317)      (19,921)       (4,642)        (147)
  Annuity & death benefit payments..........     (339,032)     (242,648)     (120,604)        (268)
  Transfers to fixed & other subaccounts....   (3,208,487)   (1,671,690)   (1,211,592)     (10,039)
                                              -----------   -----------   -----------   ----------
       Net equity transactions..............    2,717,343     2,591,730    11,701,829      980,334
                                              -----------   -----------   -----------   ----------
          Net change in contract owners'
            equity..........................    3,046,409     6,808,982    12,724,182    1,046,402
Contract owners' equity:
  Beginning of period.......................   19,914,654    13,105,672     1,046,402            0
                                              -----------   -----------   -----------   ----------
  End of period.............................  $22,961,063   $19,914,654   $13,770,584   $1,046,402
                                              ===========   ===========   ===========   ==========
Change in units:
  Beginning units...........................    3,227,912     2,777,252        96,708            0
                                              -----------   -----------   -----------   ----------
  Units purchased...........................    1,152,310       930,419     1,176,071       97,028
  Units redeemed............................     (720,640)     (479,759)     (112,625)        (320)
                                              -----------   -----------   -----------   ----------
  Ending units..............................    3,659,582     3,227,912     1,160,154       96,708
                                              ===========   ===========   ===========   ==========

---------------

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                  JANUS ASPEN SERIES -- SERVICE SHARES
                                         -------------------------------------------------------
                                                  GROWTH                  WORLDWIDE GROWTH
                                                SUBACCOUNT                   SUBACCOUNT
                                         -------------------------   ---------------------------
                                            2004          2003          2004           2003
                                         -----------   -----------   -----------   -------------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $  (289,015)  $  (291,508)  $   (87,956)  $    (117,077)
  Reinvested capital gains.............            0             0             0               0
  Realized gain (loss).................   (1,536,570)   (3,034,265)      670,142         864,672
  Unrealized gain (loss)...............    2,318,332     9,003,701       (88,921)      3,804,187
                                         -----------   -----------   -----------   -------------
       Net increase in contract owners'
          equity from operations.......      492,747     5,677,928       493,265       4,551,782
                                         -----------   -----------   -----------   -------------
Equity transactions:
  Contract purchase payments (note
     1)................................      665,155       924,502       570,109         914,821
  Transfers from fixed & other
     subaccounts.......................    1,412,619     1,775,295     1,445,268     111,195,798
  Withdrawals & surrenders.............   (1,271,802)   (1,163,194)   (2,015,425)       (931,318)
  Surrender charges (note 3)...........      (44,201)      (55,617)      (46,112)        (45,858)
  Annual contract fees (note 3)........      (30,217)      (31,583)      (26,575)        (28,298)
  Annuity & death benefit payments.....     (378,709)     (410,145)     (260,545)       (294,985)
  Transfers to fixed & other
     subaccounts.......................   (3,162,084)   (4,471,066)   (3,313,069)   (127,030,491)
                                         -----------   -----------   -----------   -------------
       Net equity transactions.........   (2,809,239)   (3,431,808)   (3,646,349)    (16,220,331)
                                         -----------   -----------   -----------   -------------
          Net change in contract
            owners' equity.............   (2,316,492)    2,246,120    (3,153,084)    (11,668,549)
Contract owners' equity:
  Beginning of period..................   23,366,641    21,120,521    20,734,888      32,403,437
                                         -----------   -----------   -----------   -------------
  End of period........................  $21,050,149   $23,366,641   $17,581,804   $  20,734,888
                                         ===========   ===========   ===========   =============
Change in units:
  Beginning units......................    4,161,378     4,879,741     3,801,740       7,256,431
                                         -----------   -----------   -----------   -------------
  Units purchased......................      334,650       529,406       353,683      25,752,902
  Units redeemed.......................     (849,592)   (1,247,769)   (1,030,214)    (29,207,593)
                                         -----------   -----------   -----------   -------------
  Ending units.........................    3,646,436     4,161,378     3,125,209       3,801,740
                                         ===========   ===========   ===========   =============

                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                         ---------------------------------------------------------
                                                  BALANCED                INTERNATIONAL GROWTH
                                                 SUBACCOUNT                    SUBACCOUNT
                                         ---------------------------   ---------------------------
                                             2004           2003          2004           2003
                                         ------------   ------------   -----------   -------------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $    497,498   $    284,645   $   (50,255)  $     (38,568)
  Reinvested capital gains.............             0              0             0               0
  Realized gain (loss).................        61,002     (1,042,498)      333,624       1,522,180
  Unrealized gain (loss)...............     3,526,677      8,243,901     1,499,839       1,955,727
                                         ------------   ------------   -----------   -------------
       Net increase in contract owners'
          equity from operations.......     4,085,177      7,486,048     1,783,208       3,439,339
                                         ------------   ------------   -----------   -------------
Equity transactions:
  Contract purchase payments (note
     1)................................     2,900,677      3,887,448     1,606,886         570,607
  Transfers from fixed & other
     subaccounts.......................     5,993,960     11,810,031     2,760,961     113,705,602
  Withdrawals & surrenders.............    (4,503,504)    (3,615,723)     (862,312)       (395,704)
  Surrender charges (note 3)...........      (137,596)      (166,661)      (28,322)        (12,229)
  Annual contract fees (note 3)........       (69,691)       (66,794)      (15,470)        (10,162)
  Annuity & death benefit payments.....    (1,620,851)    (1,557,729)     (250,028)       (102,869)
  Transfers to fixed & other
     subaccounts.......................   (10,531,778)   (16,484,962)   (1,983,696)   (126,408,695)
                                         ------------   ------------   -----------   -------------
       Net equity transactions.........    (7,968,783)    (6,194,390)    1,228,019     (12,653,450)
                                         ------------   ------------   -----------   -------------
          Net change in contract
            owners' equity.............    (3,883,606)     1,291,658     3,011,227      (9,214,111)
Contract owners' equity:
  Beginning of period..................    66,440,094     65,148,436     9,692,577      18,906,688
                                         ------------   ------------   -----------   -------------
  End of period........................  $ 62,556,488   $ 66,440,094   $12,703,804   $   9,692,577
                                         ============   ============   ===========   =============
Change in units:
  Beginning units......................     7,052,378      7,758,760     1,674,737       4,339,389
                                         ------------   ------------   -----------   -------------
  Units purchased......................       870,341      1,750,144       680,172      26,979,777
  Units redeemed.......................    (1,708,489)    (2,456,526)     (497,234)    (29,644,429)
                                         ------------   ------------   -----------   -------------
  Ending units.........................     6,214,230      7,052,378     1,857,675       1,674,737
                                         ============   ============   ===========   =============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                           J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------------
                                                                    SMALL COMPANY               MID CAP VALUE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   -------------------------
                                                                 2004          2003          2004          2003
                                                              -----------   -----------   -----------   -----------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (142,357)  $   (73,922)  $  (220,978)  $   (59,323)
  Reinvested capital gains..................................            0             0        88,999             0
  Realized gain (loss)......................................      130,274      (136,503)      116,495        21,688
  Unrealized gain...........................................    3,079,786     1,951,612     4,215,210     1,581,028
                                                              -----------   -----------   -----------   -----------
       Net increase in contract owners' equity from
        operations..........................................    3,067,703     1,741,187     4,199,726     1,543,393
                                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................    3,110,718       611,422     7,848,084     2,013,782
  Transfers from fixed & other subaccounts..................    7,577,950     1,888,850    19,549,962     5,593,569
  Withdrawals & surrenders..................................     (539,583)     (231,144)     (739,400)     (212,946)
  Surrender charges (note 3)................................       (9,214)       (6,912)      (20,550)       (5,327)
  Annual contract fees (note 3).............................      (15,470)       (8,618)      (27,877)       (6,401)
  Annuity & death benefit payments..........................     (147,113)      (46,019)     (238,480)     (191,897)
  Transfers to fixed & other subaccounts....................   (2,073,180)   (1,270,606)   (6,345,573)   (1,383,608)
                                                              -----------   -----------   -----------   -----------
       Net equity transactions..............................    7,904,108       936,973    20,026,166     5,807,172
                                                              -----------   -----------   -----------   -----------
          Net change in contract owners' equity.............   10,971,811     2,678,160    24,225,892     7,350,565
Contract owners' equity:
  Beginning of period.......................................    7,552,584     4,874,424    10,974,666     3,624,101
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $18,524,395   $ 7,552,584   $35,200,558   $10,974,666
                                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................      768,658       666,174       786,900       332,474
                                                              -----------   -----------   -----------   -----------
  Units purchased...........................................      943,350       278,663     1,688,692       585,886
  Units redeemed............................................     (210,738)     (176,179)     (363,366)     (131,460)
                                                              -----------   -----------   -----------   -----------
  Ending units..............................................    1,501,270       768,658     2,112,226       786,900
                                                              ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                             --------------------------------------------------------------------
                                                                 GLOBAL BOND            GROWTH & INCOME        SMALL CAP GROWTH
                                                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                             --------------------   -----------------------   -------------------
                                                               2004       2003         2004         2003        2004       2003
                                                             --------   ---------   ----------   ----------   --------   --------
Increase in contract owners' equity from operations:
  Net investment activity..................................  $ 17,088   $  21,670   $  (10,359)  $   (8,102)  $ (3,364)  $ (2,979)
  Reinvested capital gains.................................     7,963           0            0            0          0          0
  Realized gain (loss).....................................     8,764      16,596       17,310     (129,634)     5,000     (7,043)
  Unrealized gain (loss)...................................    (4,492)     12,038      145,746      524,159     25,655     94,775
                                                             --------   ---------   ----------   ----------   --------   --------
       Net increase in contract owners' equity from
        operations.........................................    29,323      50,304      152,697      386,423     27,291     84,753
                                                             --------   ---------   ----------   ----------   --------   --------
Equity transactions:
  Contract purchase payments (note 1)......................       385         455          700        8,508          0      1,406
  Transfers from fixed & other subaccounts.................    24,484       9,638      231,721      145,350     12,088     15,735
  Withdrawals & surrenders.................................   (37,608)     (5,101)     (99,620)     (90,337)    (5,169)    (4,765)
  Surrender charges (note 3)...............................    (1,360)        (96)      (2,325)      (4,141)       (34)      (206)
  Annual contract fees (note 3)............................      (116)       (254)      (1,740)      (1,935)      (316)      (353)
  Annuity & death benefit payments.........................    (2,173)    (42,962)     (15,523)     (54,924)      (935)      (867)
  Transfers to fixed & other subaccounts...................   (36,105)    (81,486)    (214,872)    (408,853)   (52,382)   (27,264)
                                                             --------   ---------   ----------   ----------   --------   --------
       Net equity transactions.............................   (52,493)   (119,806)    (101,659)    (406,332)   (46,748)   (16,314)
                                                             --------   ---------   ----------   ----------   --------   --------
          Net change in contract owners' equity............   (23,170)    (69,502)      51,038      (19,909)   (19,457)    68,439
Contract owners' equity:
  Beginning of period......................................   417,788     487,290    1,650,587    1,670,496    271,269    202,830
                                                             --------   ---------   ----------   ----------   --------   --------
  End of period............................................  $394,618   $ 417,788   $1,701,625   $1,650,587   $251,812   $271,269
                                                             ========   =========   ==========   ==========   ========   ========
Change in units:
  Beginning units..........................................    34,876      45,468      169,563      223,817     23,925     26,243
                                                             --------   ---------   ----------   ----------   --------   --------
  Units purchased..........................................     2,119         918       23,420       18,186         12      1,667
  Units redeemed...........................................    (6,511)    (11,510)     (33,567)     (72,440)    (4,261)    (3,985)
                                                             --------   ---------   ----------   ----------   --------   --------
  Ending units.............................................    30,484      34,876      159,416      169,563     19,676     23,925
                                                             ========   =========   ==========   ==========   ========   ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                    MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                  -------------------------------------------------
                                                       NEW DISCOVERY        INVESTORS GROWTH STOCK
                                                        SUBACCOUNT                SUBACCOUNT
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $  (32,237)  $  (22,528)  $  (45,325)  $  (20,340)
  Reinvested capital gains......................           0            0            0            0
  Realized gain (loss)..........................      70,641      (11,262)      26,541       (3,734)
  Unrealized gain...............................      64,462      517,071      288,449      327,506
                                                  ----------   ----------   ----------   ----------
       Net increase in contract owners' equity
          from operations.......................     102,866      483,281      269,665      303,432
                                                  ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)...........     273,441      413,327      620,267      656,785
  Transfers from fixed & other subaccounts......     725,385      651,570    1,342,755    1,038,308
  Withdrawals & surrenders......................    (290,002)     (89,958)    (255,554)     (63,637)
  Surrender charges (note 3)....................      (9,878)      (1,253)      (6,471)      (1,308)
  Annual contract fees (note 3).................      (4,500)      (1,976)      (4,569)      (1,559)
  Annuity & death benefit payments..............     (18,093)     (20,505)     (44,249)      (8,583)
  Transfers to fixed & other subaccounts........    (732,950)    (276,986)    (365,276)    (226,828)
                                                  ----------   ----------   ----------   ----------
       Net equity transactions..................     (56,597)     674,219    1,286,903    1,393,178
                                                  ----------   ----------   ----------   ----------
          Net change in contract owners'
            equity..............................      46,269    1,157,500    1,556,568    1,696,610
Contract owners' equity:
  Beginning of period...........................   2,368,715    1,211,215    2,509,176      812,566
                                                  ----------   ----------   ----------   ----------
  End of period.................................  $2,414,984   $2,368,715   $4,065,744   $2,509,176
                                                  ==========   ==========   ==========   ==========
Change in units:
  Beginning units...............................     231,222      155,799      271,373      106,345
                                                  ----------   ----------   ----------   ----------
  Units purchased...............................      91,691      118,529      195,050      196,386
  Units redeemed................................     (99,266)     (43,106)     (57,312)     (31,358)
                                                  ----------   ----------   ----------   ----------
  Ending units..................................     223,647      231,222      409,111      271,373
                                                  ==========   ==========   ==========   ==========

                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                  ----------------------------------------------------
                                                       MID CAP GROWTH              TOTAL RETURN
                                                         SUBACCOUNT                 SUBACCOUNT
                                                  ------------------------   -------------------------
                                                     2004          2003         2004          2003
                                                  -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (52,191)  $  (19,116)  $    63,026   $    12,906
  Reinvested capital gains......................            0            0             0             0
  Realized gain (loss)..........................       60,040      (15,215)      241,050         5,230
  Unrealized gain...............................      458,539      449,577     4,865,061     4,403,582
                                                  -----------   ----------   -----------   -----------
       Net increase in contract owners' equity
          from operations.......................      466,388      415,246     5,169,137     4,421,718
                                                  -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...........      645,248      466,853     5,733,929     5,042,107
  Transfers from fixed & other subaccounts......    2,314,499    1,414,567    21,192,509    20,588,283
  Withdrawals & surrenders......................     (276,527)     (38,360)   (2,635,558)   (1,133,559)
  Surrender charges (note 3)....................       (7,831)        (669)      (78,558)      (41,119)
  Annual contract fees (note 3).................       (4,559)      (1,737)      (58,557)      (29,631)
  Annuity & death benefit payments..............      (16,448)     (13,805)   (1,289,117)     (603,414)
  Transfers to fixed & other subaccounts........   (1,240,531)    (196,880)   (7,263,082)   (3,742,818)
                                                  -----------   ----------   -----------   -----------
       Net equity transactions..................    1,413,851    1,629,969    15,601,566    20,079,849
                                                  -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..............................    1,880,239    2,045,215    20,770,703    24,501,567
Contract owners' equity:
  Beginning of period...........................    2,796,051      750,836    42,907,742    18,406,175
                                                  -----------   ----------   -----------   -----------
  End of period.................................  $ 4,676,290   $2,796,051   $63,678,445   $42,907,742
                                                  ===========   ==========   ===========   ===========
Change in units:
  Beginning units...............................      334,686      121,205     3,885,956     1,887,568
                                                  -----------   ----------   -----------   -----------
  Units purchased...............................      319,840      248,039     2,285,946     2,509,412
  Units redeemed................................     (159,412)     (34,558)     (894,902)     (511,024)
                                                  -----------   ----------   -----------   -----------
  Ending units..................................      495,114      334,686     5,277,000     3,885,956
                                                  ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                                                                               (CLASS IB) (NOTE 5)
                                                              -----------------------------------------------------
                                                                   CORPORATE BOND              EQUITY INCOME
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              ------------------------   --------------------------
                                                                 2004          2003          2004          2003
                                                              -----------   ----------   ------------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    46,315   $   75,931   $    (36,144)  $    41,815
  Reinvested capital gains..................................            0            0              0             0
  Realized gain (loss)......................................       25,736       11,902        534,820      (123,129)
  Unrealized gain (loss)....................................      (55,925)      90,608       (534,975)    2,353,514
                                                              -----------   ----------   ------------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................       16,126      178,441        (36,299)    2,272,200
                                                              -----------   ----------   ------------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................        6,561       42,339         26,150       557,915
  Transfers from fixed & other subaccounts..................      128,976      408,949        316,847       690,975
  Withdrawals & surrenders..................................     (119,146)    (236,826)      (902,791)     (897,367)
  Surrender charges (note 3)................................       (1,973)      (8,096)       (11,678)      (28,909)
  Annual contract fees (note 3).............................       (1,786)      (2,280)        (8,550)      (10,810)
  Annuity & death benefit payments..........................     (431,033)     (79,487)      (183,465)     (303,802)
  Transfers to fixed & other subaccounts....................   (2,431,073)    (199,948)   (10,411,005)     (487,703)
                                                              -----------   ----------   ------------   -----------
       Net equity transactions..............................   (2,849,474)     (75,349)   (11,174,492)     (479,701)
                                                              -----------   ----------   ------------   -----------
          Net change in contract owners' equity.............   (2,833,348)     103,092    (11,210,791)    1,792,499
Contract owners' equity:
  Beginning of period.......................................    2,833,348    2,730,256     11,210,791     9,418,292
                                                              -----------   ----------   ------------   -----------
  End of period.............................................  $         0   $2,833,348   $          0   $11,210,791
                                                              ===========   ==========   ============   ===========
Change in units:
  Beginning units...........................................      228,909      234,399      1,047,407     1,078,633
                                                              -----------   ----------   ------------   -----------
  Units purchased...........................................       10,948       37,301         33,195       147,706
  Units redeemed............................................     (239,857)     (42,791)    (1,080,602)     (178,932)
                                                              -----------   ----------   ------------   -----------
  Ending units..............................................            0      228,909              0     1,047,407
                                                              ===========   ==========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                               ----------------------------------------------------------------------------------
                                                      REAL RETURN                 TOTAL RETURN                 GLOBAL BOND
                                                      SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   --------------------------   -------------------------
                                                  2004          2003           2004          2003          2004          2003
                                               -----------   -----------   ------------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (107,489)  $   216,195   $    194,485   $   280,251   $    34,502   $    24,709
  Reinvested capital gains...................    1,913,958       577,827        577,954       213,706       471,068        27,878
  Realized gain..............................      113,188        47,604         70,122        31,650        48,052        24,857
  Unrealized gain............................    1,283,626       525,692        373,168        79,329        72,819       314,345
                                               -----------   -----------   ------------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations.............    3,203,283     1,367,318      1,215,729       604,936       626,441       391,789
                                               -----------   -----------   ------------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........    9,885,826     6,110,634      6,750,770     6,389,296       958,724     1,589,489
  Transfers from fixed & other subaccounts...   34,597,108    22,018,515     25,562,137    24,594,409     3,249,507     4,709,993
  Withdrawals & surrenders...................   (1,706,955)     (811,338)    (1,496,623)   (1,971,388)     (333,652)     (408,371)
  Surrender charges (note 3).................      (53,219)      (18,024)       (39,081)      (66,568)      (11,787)      (19,436)
  Annual contract fees (note 3)..............      (51,288)      (18,462)       (43,896)      (18,634)       (9,003)       (3,077)
  Annuity & death benefit payments...........     (781,465)     (439,235)      (591,963)     (372,232)     (109,089)      (73,425)
  Transfers to fixed & other subaccounts.....   (9,426,046)   (9,703,406)   (18,530,175)   (8,735,766)   (1,573,151)   (1,740,192)
                                               -----------   -----------   ------------   -----------   -----------   -----------
       Net equity transactions...............   32,463,961    17,138,684     11,611,169    19,819,117     2,171,549     4,054,981
                                               -----------   -----------   ------------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   35,667,244    18,506,002     12,826,898    20,424,053     2,797,990     4,446,770
Contract owners' equity:
  Beginning of period........................   29,871,724    11,365,722     28,315,081     7,891,028     5,051,482       604,712
                                               -----------   -----------   ------------   -----------   -----------   -----------
  End of period..............................  $65,538,968   $29,871,724   $ 41,141,979   $28,315,081   $ 7,849,472   $ 5,051,482
                                               ===========   ===========   ============   ===========   ===========   ===========
Change in units:
  Beginning units............................    2,596,696     1,065,935      2,621,563       757,211       418,703        56,600
                                               -----------   -----------   ------------   -----------   -----------   -----------
  Units purchased............................    3,569,970     2,476,090      2,558,138     2,849,459       312,511       553,959
  Units redeemed.............................     (860,534)     (945,329)    (1,498,750)     (985,107)     (135,272)     (191,856)
                                               -----------   -----------   ------------   -----------   -----------   -----------
  Ending units...............................    5,306,132     2,596,696      3,680,951     2,621,563       595,942       418,703
                                               ===========   ===========   ============   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                      CALVERT VARIABLE     DREYFUS VARIABLE INVESTMENT
                                                        SERIES, INC.          FUND -- SERVICE SHARES
                                                     -------------------   ----------------------------
                                                        SOCIAL EQUITY              APPRECIATION
                                                     SUBACCOUNT (NOTE 5)            SUBACCOUNT
                                                     -------------------   ----------------------------
                                                       2004     2003 (B)       2004          2003 (A)
                                                     --------   --------   -------------   ------------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $ (5,156)  $ (3,632)   $    22,211     $   12,931
  Reinvested capital gains.........................         0          0              0              0
  Realized gain....................................    11,917      4,172         11,542          3,210
  Unrealized gain..................................    17,927     72,229        124,973         87,895
                                                     --------   --------    -----------     ----------
       Net increase in contract owners' equity from
          operations...............................    24,688     72,769        158,726        104,036
                                                     --------   --------    -----------     ----------
Equity transactions:
  Contract purchase payments (note 1)..............    25,329     14,656      1,741,467        454,466
  Transfers from fixed & other subaccounts.........         3    465,065      4,620,374      1,237,538
  Withdrawals & surrenders.........................   (58,642)   (21,662)       (95,645)       (20,664)
  Surrender charges (note 3).......................    (1,019)      (486)        (2,144)           (71)
  Annual contract fees (note 3)....................      (960)      (569)        (3,947)          (366)
  Annuity & death benefit payments.................      (529)      (256)       (41,055)        (1,534)
  Transfers to fixed & other subaccounts...........   (23,878)   (39,489)    (2,687,195)       (64,225)
                                                     --------   --------    -----------     ----------
       Net equity transactions.....................   (59,696)   417,259      3,531,855      1,605,144
                                                     --------   --------    -----------     ----------
          Net change in contract owners' equity....   (35,008)   490,028      3,690,581      1,709,180
Contract owners' equity:
  Beginning of period..............................   490,028          0      1,709,180              0
                                                     --------   --------    -----------     ----------
  End of period....................................  $455,020   $490,028    $ 5,399,761     $1,709,180
                                                     ========   ========    ===========     ==========
Change in units:
  Beginning units..................................    70,908          0        146,140              0
                                                     --------   --------    -----------     ----------
  Units purchased..................................     3,686     80,638        477,332        151,676
  Units redeemed...................................   (12,368)    (9,730)      (177,555)        (5,536)
                                                     --------   --------    -----------     ----------
  Ending units.....................................    62,226     70,908        445,917        146,140
                                                     ========   ========    ===========     ==========


                                                                     ROYCE CAPITAL FUND
                                                     ---------------------------------------------------
                                                            SMALL-CAP                  MICRO-CAP
                                                            SUBACCOUNT                 SUBACCOUNT
                                                     ------------------------   ------------------------
                                                        2004        2003 (A)       2004        2003 (A)
                                                     -----------   ----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $  (260,791)  $  (24,885)  $  (146,550)  $  (13,300)
  Reinvested capital gains.........................    1,599,869      442,259     1,249,599      138,077
  Realized gain....................................      103,164       36,063        15,779        2,012
  Unrealized gain..................................    3,358,325      298,291       427,590      292,154
                                                     -----------   ----------   -----------   ----------
       Net increase in contract owners' equity from
          operations...............................    4,800,567      751,728     1,546,418      418,943
                                                     -----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1)..............    6,817,813    2,976,905     4,794,561    1,232,491
  Transfers from fixed & other subaccounts.........   21,081,012    5,602,784    11,048,503    2,829,882
  Withdrawals & surrenders.........................     (601,373)     (40,593)     (535,857)     (19,110)
  Surrender charges (note 3).......................      (16,382)        (386)      (16,191)        (108)
  Annual contract fees (note 3)....................      (24,333)      (1,829)      (14,704)        (909)
  Annuity & death benefit payments.................     (283,787)     (11,713)     (179,582)      (1,924)
  Transfers to fixed & other subaccounts...........   (6,645,870)    (241,693)   (2,773,209)    (133,731)
                                                     -----------   ----------   -----------   ----------
       Net equity transactions.....................   20,327,080    8,283,475    12,323,521    3,906,591
                                                     -----------   ----------   -----------   ----------
          Net change in contract owners' equity....   25,127,647    9,035,203    13,869,939    4,325,534
Contract owners' equity:
  Beginning of period..............................    9,035,203            0     4,325,534            0
                                                     -----------   ----------   -----------   ----------
  End of period....................................  $34,162,850   $9,035,203   $18,195,473   $4,325,534
                                                     ===========   ==========   ===========   ==========
Change in units:
  Beginning units..................................      646,944            0       294,414            0
                                                     -----------   ----------   -----------   ----------
  Units purchased..................................    1,732,308      662,176       985,550      300,365
  Units redeemed...................................     (397,266)     (15,232)     (177,757)      (5,951)
                                                     -----------   ----------   -----------   ----------
  Ending units.....................................    1,981,986      646,944     1,102,207      294,414
                                                     ===========   ==========   ===========   ==========

---------------

(a) Period from May 1, 2003, date of commencement of operations
(b) Period from May 2, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                              VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II
                                                              ----------------------------------------------------
                                                               CORE PLUS FIXED INCOME          US REAL ESTATE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   ------------------------
                                                                 2004        2003 (B)        2004        2003 (A)
                                                              -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    30,230   $    (6,029)  $     4,602   $   (5,676)
  Reinvested capital gains..................................        3,029         1,105       105,349            0
  Realized gain (loss)......................................        8,668       (23,082)       93,754        3,621
  Unrealized gain (loss)....................................       (1,646)       17,759     2,338,382      133,035
                                                              -----------   -----------   -----------   ----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................       40,281       (10,247)    2,542,087      130,980
                                                              -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......................      525,836     1,535,018     4,476,718    1,025,389
  Transfers from fixed & other subaccounts..................    1,539,129       880,107     7,747,703      818,013
  Withdrawals & surrenders..................................      (38,475)      (11,658)     (132,672)      (6,749)
  Surrender charges (note 3)................................       (2,106)            0        (3,620)           0
  Annual contract fees (note 3).............................       (2,007)          (45)       (8,488)        (478)
  Annuity & death benefit payments..........................      (10,000)         (185)      (97,796)      (1,954)
  Transfers to fixed & other subaccounts....................   (1,230,361)   (1,286,953)   (1,949,664)     (67,548)
                                                              -----------   -----------   -----------   ----------
       Net equity transactions..............................      782,016     1,116,284    10,032,181    1,766,673
                                                              -----------   -----------   -----------   ----------
          Net change in contract owners' equity.............      822,297     1,106,037    12,574,268    1,897,653
Contract owners' equity:
  Beginning of period.......................................    1,106,037             0     1,897,653            0
                                                              -----------   -----------   -----------   ----------
  End of period.............................................  $ 1,928,334   $ 1,106,037   $14,471,921   $1,897,653
                                                              ===========   ===========   ===========   ==========
Change in units:
  Beginning units...........................................       96,069             0       148,459            0
                                                              -----------   -----------   -----------   ----------
  Units purchased...........................................       78,510       202,645       795,181      150,416
  Units redeemed............................................      (11,424)     (106,576)     (100,785)      (1,957)
                                                              -----------   -----------   -----------   ----------
  Ending units..............................................      163,155        96,069       842,855      148,459
                                                              ===========   ===========   ===========   ==========

---------------

(a) Period from May 1, 2003, date of commencement of operations
(b) Period from May 2, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, Alliance Variable Series Product Fund, Inc., MFS Variable Insurance
   Trust -- Service Class, First American Insurance Portfolios, Inc. -- Class IB, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment
   Fund -- Service Class, (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Variable Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2004 and 2003, ONLIC paid into the Account approximately $1.7 million and $2.8 million, respectively, under this feature. The extra credits are recorded as a component of contract purchase payments.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled approximately $126.7 million for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled approximately $282.1 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or is a gain is realized by the contract owner during the free look period.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2004
  Combination...............................       12,256    $177.180659   $  2,171,529      1.0%       11.32%      0.05%
  Back Load.................................        5,271    $ 98.881397   $    521,180      1.1%       11.21%      0.04%
  Top I.....................................       61,451    $ 79.138232   $  4,863,084      1.1%       11.21%      0.04%
  Top Tradition.............................      693,379    $ 68.102644   $ 47,220,910      1.1%       11.21%      0.04%
  Top Plus..................................      406,952    $ 23.636618   $  9,618,976      0.9%       11.43%      0.04%
  Investar Vision & Top Spectrum............      137,163    $ 15.032687   $  2,061,925      1.4%       10.88%      0.04%
  Top Explorer..............................      518,844    $ 15.461335   $  8,022,019      1.3%       10.99%      0.05%
  Oncore & Firstar Oncore Flex..............      446,498    $ 11.297273   $  5,044,214      1.5%       10.77%      0.04%
  Oncore & Firstar Oncore Value.............    3,704,388    $ 11.672365   $ 43,238,964      0.9%       11.43%      0.05%
  Oncore & Firstar Oncore Premier...........    8,444,254    $ 11.358762   $ 95,916,295      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Xtra..............    8,022,590    $ 11.358762   $ 91,126,692      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Lite..............    3,393,994    $ 11.358762   $ 38,551,566      1.4%       10.88%      0.05%
                                              ------------                 ------------
                                               25,847,040                  $348,357,354
                                              ------------                 ------------
2003
  Combination...............................       12,825    $159.164373   $  2,041,273      1.0%       42.92%      0.18%
  Back Load.................................        5,999    $ 88.914984   $    533,442      1.1%       42.78%      0.18%
  Top I.....................................       68,121    $ 71.161763   $  4,847,631      1.1%       42.78%      0.19%
  Top Tradition.............................      780,609    $ 61.238468   $ 47,803,300      1.1%       42.78%      0.18%
  Top Plus..................................      468,185    $ 21.212109   $  9,931,191      0.9%       43.06%      0.18%
  Investar Vision & Top Spectrum............      142,254    $ 13.557748   $  1,928,641      1.4%       42.36%      0.18%
  Top Explorer..............................      496,092    $ 13.930542   $  6,910,827      1.3%       42.50%      0.18%
  Oncore & Firstar Oncore Flex..............      469,009    $ 10.198917   $  4,783,388      1.5%       42.22%      0.18%
  Oncore & Firstar Oncore Value.............    2,772,163    $ 10.475080   $ 29,038,630      0.9%       43.06%      0.18%
  Oncore & Firstar Oncore Premier...........    6,845,493    $ 10.244290   $ 70,127,202      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Xtra..............    6,964,372    $ 10.244290   $ 71,345,046      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Lite..............    2,284,880    $ 10.244290   $ 23,406,976      1.4%       42.36%      0.18%
                                              ------------                 ------------
                                               21,310,002                  $272,697,547
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
2002
  Combination......................       15,237    $111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Back Load........................        6,091    $ 62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I............................       82,392    $ 49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition....................      847,700    $ 42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus.........................      519,281    $ 14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top Spectrum...      158,025    $  9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer.....................      454,784    $  9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex.....      550,182    $  7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value....    2,332,617    $  7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier.......................    5,614,225    $  7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra.....    5,186,993    $  7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite.....    1,598,962    $  7.196170   $ 11,506,403      1.4%      -19.86%      0.37%
                                     ------------                 ------------
                                      17,366,489                  $166,449,972
                                     ------------                 ------------
2001
  Combination......................       17,324    $138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Back Load........................        7,488    $ 77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I............................       92,024    $ 62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition....................      987,197    $ 53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus.........................      605,052    $ 18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top Spectrum...      226,355    $ 11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer.....................      542,718    $ 12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex.....      578,730    $  8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value....    2,343,298    $  9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    5,582,578    $  8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra.....    4,944,037    $  8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite.....      993,611    $  8.980038   $  8,922,671      1.4%       -8.18%      0.29%      4/17/01
                                     ------------                 ------------
                                      16,920,412                  $211,750,651
                                     ------------                 ------------
2000
  Combination......................       19,924    $152.689885   $  3,042,183      1.0%       -7.57%      0.29%
  Back Load........................        7,817    $ 85.552347   $    668,740      1.1%       -7.66%      0.28%
  Top I............................      102,519    $ 68.470540   $  7,019,557      1.1%       -7.66%      0.29%
  Top Tradition....................    1,047,847    $ 58.922536   $ 61,741,809      1.1%       -7.66%      0.29%
  Top Plus.........................      637,164    $ 20.288788   $ 12,927,286      0.9%       -7.48%      0.30%
  Investar Vision & Top Spectrum...      233,589    $ 13.161883   $  3,074,465      1.4%       -7.93%      0.30%
  Top Explorer.....................      500,620    $ 13.483653   $  6,750,183      1.3%       -7.84%      0.30%
  Oncore & Firstar Oncore Flex.....      513,241    $  9.930499   $  5,096,737      1.5%       -8.02%      0.33%
  Oncore & Firstar Oncore Value....    1,874,476    $ 10.019129   $ 18,780,618      0.9%       -7.48%      0.34%
  Oncore & Firstar Oncore
     Premier.......................    4,198,600    $  9.945176   $ 41,755,823      1.4%       -7.93%      0.34%
  Oncore & Firstar Oncore Xtra.....    2,676,002    $  9.945176   $ 26,613,310      1.4%       -7.93%      0.34%
                                     ------------                 ------------
                                      11,811,799                  $187,470,711
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT
2004
  VIA.......................................        1,875    $ 31.379976   $     58,836      1.3%       -0.29%      0.97%
  Top I.....................................        7,798    $ 23.777267   $    185,422      1.3%       -0.29%      0.95%
  Top Tradition.............................      122,529    $ 21.397075   $  2,621,757      1.1%       -0.09%      0.91%
  Top Plus..................................       35,635    $ 13.965057   $    497,650      0.9%        0.11%      0.86%
  Investar Vision & Top Spectrum............      253,390    $ 11.878886   $  3,009,994      1.4%       -0.39%      1.60%
  Top Explorer..............................      148,305    $ 11.860446   $  1,758,962      1.3%       -0.29%      0.97%
  Oncore & Firstar Oncore Flex..............       71,225    $ 11.211700   $    798,555      1.5%       -0.49%      0.89%
  Oncore & Firstar Oncore Value.............      718,003    $ 11.664280   $  8,374,993      0.9%        0.11%      1.08%
  Oncore & Firstar Oncore Premier...........    2,431,771    $ 11.285650   $ 27,444,115      1.4%       -0.39%      1.04%
  Oncore & Firstar Oncore Xtra..............    2,865,034    $ 11.285650   $ 32,333,767      1.4%       -0.39%      1.04%
  Oncore & Firstar Oncore Lite..............    1,754,461    $ 11.285650   $ 19,800,230      1.4%       -0.39%      1.04%
                                              ------------                 ------------
                                                8,410,026                  $ 96,884,281
                                              ------------                 ------------
2003
  VIA.......................................        2,093    $ 31.471062   $     65,859      1.3%       -0.55%      0.74%
  Top I.....................................        9,193    $ 23.846280   $    219,207      1.3%       -0.55%      0.74%
  Top Tradition.............................      198,840    $ 21.416684   $  4,258,499      1.1%       -0.36%      0.75%
  Top Plus..................................       98,745    $ 13.950124   $  1,377,509      0.9%       -0.16%      0.73%
  Investar Vision & Top Spectrum............       29,942    $ 11.925179   $    357,061      1.4%       -0.65%      0.74%
  Top Explorer..............................      221,969    $ 11.894875   $  2,640,290      1.3%       -0.55%      0.71%
  Oncore & Firstar Oncore Flex..............      141,448    $ 11.266515   $  1,593,627      1.5%       -0.75%      0.79%
  Oncore & Firstar Oncore Value.............      483,179    $ 11.651817   $  5,629,909      0.9%       -0.16%      0.74%
  Oncore & Firstar Oncore Premier...........    1,777,705    $ 11.329626   $ 20,140,737      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Xtra..............    2,850,081    $ 11.329626   $ 32,290,352      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Lite..............    1,776,895    $ 11.329626   $ 20,131,560      1.4%       -0.65%      0.74%
                                              ------------                 ------------
                                                7,590,090                  $ 88,704,610
                                              ------------                 ------------
2002
  VIA.......................................        5,024    $ 31.645984   $    158,987      1.3%        0.09%      1.39%
  Top I.....................................        9,936    $ 23.978825   $    238,259      1.3%        0.09%      1.42%
  Top Tradition.............................      244,915    $ 21.493179   $  5,264,001      1.1%        0.28%      1.40%
  Top Plus..................................      130,479    $ 13.972279   $  1,823,094      0.9%        0.48%      1.41%
  Investar Vision & Top Spectrum............       49,201    $ 12.003323   $    590,578      1.4%       -0.01%      1.41%
  Top Explorer..............................      724,890    $ 11.960997   $  8,670,409      1.3%        0.09%      1.41%
  Oncore & Firstar Oncore Flex..............      737,004    $ 11.351522   $  8,366,119      1.5%       -0.11%      1.35%
  Oncore & Firstar Oncore Value.............      787,110    $ 11.670305   $  9,185,812      0.9%        0.48%      1.41%
  Oncore & Firstar Oncore Premier...........    2,430,581    $ 11.403858   $ 27,717,986      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Xtra..............    3,967,690    $ 11.403858   $ 45,246,974      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Lite..............    1,232,114    $ 11.403858   $ 14,050,853      1.4%       -0.01%      1.41%
                                              ------------                 ------------
                                               10,318,944                  $121,313,072
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2001
  VIA..............................        5,646    $ 31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I............................       16,138    $ 23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition....................      238,064    $ 21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus.........................      135,493    $ 13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top Spectrum...       70,835    $ 12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer.....................      782,097    $ 11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex.....    2,979,971    $ 11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value....      726,435    $ 11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier.......................    2,239,859    $ 11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra.....    2,560,944    $ 11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite.....      212,331    $ 11.405310   $  2,421,697      1.4%        1.20%      3.40%      4/17/01
                                     ------------                 ------------
                                       9,967,813                  $117,225,580
                                     ------------                 ------------
2000
  VIA..............................       13,178    $ 30.858557   $    406,656      1.3%        4.98%      6.42%
  Top I............................       15,579    $ 23.382169   $    364,282      1.3%        4.98%      6.37%
  Top Tradition....................      144,673    $ 20.875434   $  3,020,121      1.1%        5.19%      6.14%
  Top Plus.........................       99,266    $ 13.516943   $  1,341,772      0.9%        5.39%      6.19%
  Investar Vision & Top Spectrum...       44,225    $ 11.727869   $    518,659      1.4%        4.88%      6.02%
  Top Explorer.....................      344,659    $ 11.663389   $  4,019,888      1.3%        4.98%      6.22%
  Oncore & Firstar Oncore Flex.....    1,121,411    $ 11.112957   $ 12,462,194      1.5%        4.77%      6.37%
  Oncore & Firstar Oncore Value....      515,726    $ 11.289986   $  5,822,534      0.9%        5.39%      6.51%
  Oncore & Firstar Oncore
     Premier.......................    1,208,483    $ 11.142165   $ 13,465,117      1.4%        4.88%      6.61%
  Oncore & Firstar Oncore Xtra.....      335,458    $ 11.142165   $  3,737,731      1.4%        4.88%      6.61%
                                     ------------                 ------------
                                       3,842,658                  $ 45,158,954
                                     ------------                 ------------
BOND SUBACCOUNT
2004
  Top I............................        6,923    $ 42.909437   $    297,074      1.1%        4.73%      0.00%
  Top Tradition....................       91,364    $ 38.808413   $  3,545,686      1.1%        4.73%      0.00%
  Top Plus.........................       88,151    $ 17.961382   $  1,583,322      0.9%        4.94%      0.00%
  Investar Vision & Top Spectrum...       62,994    $ 15.111299   $    951,914      1.4%        4.42%      0.00%
  Top Explorer.....................      127,643    $ 15.281586   $  1,950,589      1.3%        4.53%      0.00%
  Oncore & Firstar Oncore Flex.....       59,475    $ 13.698981   $    814,740      1.5%        4.32%      0.00%
  Oncore & Firstar Oncore Value....      604,979    $ 14.251932   $  8,622,115      0.9%        4.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,912,728    $ 13.789373   $ 26,375,328      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,045,598    $ 13.789373   $ 28,207,517      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Lite.....    1,034,178    $ 13.789373   $ 14,260,665      1.4%        4.42%      0.00%
                                     ------------                 ------------
                                       6,034,033                  $ 86,608,950
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,320    $ 40.970435   $    299,892      1.1%        9.26%      5.52%
  Top Tradition....................      109,687    $ 37.054730   $  4,064,420      1.1%        9.26%      5.58%
  Top Plus.........................      111,289    $ 17.115732   $  1,904,795      0.9%        9.48%      5.70%
  Investar Vision & Top Spectrum...       74,590    $ 14.471405   $  1,079,421      1.4%        8.94%      5.63%
  Top Explorer.....................      146,536    $ 14.619995   $  2,142,363      1.3%        9.04%      5.55%
  Oncore & Firstar Oncore Flex.....       80,510    $ 13.131854   $  1,057,250      1.5%        8.83%      5.33%
  Oncore & Firstar Oncore Value....      328,037    $ 13.580929   $  4,455,051      0.9%        9.48%      5.69%
  Oncore & Firstar Oncore
     Premier.......................    1,393,108    $ 13.205450   $ 18,396,617      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Xtra.....    1,697,203    $ 13.205450   $ 22,412,327      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Lite.....      370,329    $ 13.205450   $  4,890,355      1.4%        8.94%      5.73%
                                     ------------                 ------------
                                       4,318,609                  $ 60,702,491
                                     ------------                 ------------
2002
  Top I............................        7,642    $ 37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition....................      134,726    $ 33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus.........................      107,791    $ 15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top Spectrum...       81,359    $ 13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer.....................      188,034    $ 13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex.....      115,317    $ 12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value....      304,941    $ 12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier.......................    1,312,628    $ 12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra.....    1,798,295    $ 12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite.....      260,014    $ 12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                     ------------                 ------------
                                       4,310,747                  $ 56,180,646
                                     ------------                 ------------
2001
  Top I............................        8,407    $ 34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition....................      118,879    $ 31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus.........................      129,082    $ 14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top Spectrum...       69,466    $ 12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer.....................      163,050    $ 12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex.....      116,131    $ 11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value....      147,427    $ 11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier.......................      786,392    $ 11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra.....      897,927    $ 11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite.....       46,771    $ 11.312805   $    529,115      1.4%        4.58%      6.97%      4/17/01
                                     ------------                 ------------
                                       2,483,532                  $ 31,408,935
                                     ------------                 ------------
2000
  Top I............................        8,138    $ 32.536855   $    264,771      1.1%        4.71%      6.04%
  Top Tradition....................       91,351    $ 29.427188   $  2,688,202      1.1%        4.71%      6.57%
  Top Plus.........................      107,769    $ 13.511940   $  1,456,172      0.9%        4.92%      6.48%
  Investar Vision & Top Spectrum...       77,334    $ 11.595417   $    896,720      1.4%        4.40%      6.63%
  Top Explorer.....................      144,413    $ 11.679740   $  1,686,702      1.3%        4.50%      6.60%
  Oncore & Firstar Oncore Flex.....       26,511    $ 10.553283   $    279,778      1.5%        4.30%      7.81%
  Oncore & Firstar Oncore Value....       62,018    $ 10.721414   $    664,925      0.9%        4.92%      7.27%
  Oncore & Firstar Oncore
     Premier.......................      386,304    $ 10.581043   $  4,087,503      1.4%        4.40%      7.56%
  Oncore & Firstar Oncore Xtra.....      115,487    $ 10.581043   $  1,221,972      1.4%        4.40%      7.56%
                                     ------------                 ------------
                                       1,019,325                  $ 13,246,745
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
OMNI SUBACCOUNT
2004
  Top I............................       31,922    $ 32.717333   $  1,044,410      1.1%        5.95%      1.31%
  Top Tradition....................      444,510    $ 32.642511   $ 14,509,935      1.1%        5.95%      1.32%
  Top Plus.........................      170,747    $ 13.779581   $  2,352,818      0.9%        6.16%      1.22%
  Investar Vision & Top Spectrum...       89,833    $  9.472492   $    850,938      1.4%        5.63%      1.22%
  Top Explorer.....................      260,177    $  9.635338   $  2,506,894      1.3%        5.74%      1.28%
  Oncore & Firstar Oncore Flex.....        7,425    $  7.376007   $     54,770      1.5%        5.53%      1.48%
  Oncore & Firstar Oncore Value....      249,892    $  7.673885   $  1,917,644      0.9%        6.16%      2.62%
  Oncore & Firstar Oncore
     Premier.......................      572,873    $  7.424696   $  4,253,407      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Xtra.....      509,906    $  7.424696   $  3,785,896      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Lite.....      370,533    $  7.424696   $  2,751,094      1.4%        5.63%      2.70%
                                     ------------                 ------------
                                       2,707,818                  $ 34,027,806
                                     ------------                 ------------
2003
  Top I............................       35,929    $ 30.880633   $  1,109,522      1.1%       24.83%      1.75%
  Top Tradition....................      517,789    $ 30.810015   $ 15,953,075      1.1%       24.83%      1.76%
  Top Plus.........................      222,441    $ 12.980233   $  2,887,331      0.9%       25.07%      1.76%
  Investar Vision & Top Spectrum...      114,672    $  8.967345   $  1,028,305      1.4%       24.46%      1.77%
  Top Explorer.....................      314,477    $  9.112481   $  2,865,666      1.3%       24.58%      1.77%
  Oncore & Firstar Oncore Flex.....        6,976    $  6.989558   $     48,762      1.5%       24.33%      1.76%
  Oncore & Firstar Oncore Value....       91,379    $  7.228729   $    660,552      0.9%       25.07%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      327,302    $  7.028751   $  2,300,520      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Xtra.....      202,611    $  7.028751   $  1,424,102      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Lite.....        4,823    $  7.028751   $     33,902      1.4%       24.46%      1.81%
                                     ------------                 ------------
                                       1,838,399                  $ 28,311,737
                                     ------------                 ------------
2002
  Top I............................       44,935    $ 24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition....................      594,964    $ 24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus.........................      270,802    $ 10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top Spectrum...      121,552    $  7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer.....................      353,453    $  7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex.....        7,412    $  5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value....       74,721    $  5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier.......................      260,319    $  5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra.....      196,176    $  5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite.....        4,063    $  5.647558   $     22,948      1.4%      -23.84%      1.94%
                                     ------------                 ------------
                                       1,928,397                  $ 25,142,974
                                     ------------                 ------------
2001
  Top I............................       55,327    $ 32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition....................      716,682    $ 32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus.........................      379,923    $ 13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top Spectrum...      179,388    $  9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer.....................      476,238    $  9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex.....        8,533    $  7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value....       91,519    $  7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier.......................      253,526    $  7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra.....      202,433    $  7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite.....        2,754    $  7.415572   $     20,422      1.4%       -3.69%      1.92%      4/17/01
                                     ------------                 ------------
                                       2,366,323                  $ 40,524,425
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       76,394    $ 37.666763   $  2,877,530      1.1%      -15.78%      1.14%
  Top Tradition.............................      866,823    $ 37.580616   $ 32,575,755      1.1%      -15.78%      1.16%
  Top Plus..................................      492,010    $ 15.738754   $  7,743,623      0.9%      -15.61%      1.15%
  Investar Vision & Top Spectrum............      218,168    $ 11.035954   $  2,407,696      1.4%      -16.02%      1.17%
  Top Explorer..............................      551,143    $ 11.181291   $  6,162,492      1.3%      -15.94%      1.17%
  Oncore & Firstar Oncore Flex..............        4,238    $  8.627458   $     36,563      1.5%      -16.11%      0.95%
  Oncore & Firstar Oncore Value.............       99,309    $  8.764939   $    870,434      0.9%      -15.61%      1.28%
  Oncore & Firstar Oncore Premier...........      262,077    $  8.650154   $  2,267,007      1.4%      -16.02%      1.31%
  Oncore & Firstar Oncore Xtra..............      138,561    $  8.650154   $  1,198,571      1.4%      -16.02%      1.31%
                                              ------------                 ------------
                                                2,708,723                  $ 56,139,671
                                              ------------                 ------------
INTERNATIONAL SUBACCOUNT
2004
  Top I.....................................       30,030    $ 17.643397   $    529,833      1.1%       11.74%      0.00%
  Top Tradition.............................      706,998    $ 17.643397   $ 12,473,845      1.1%       11.74%      0.00%
  Top Plus..................................      167,103    $ 15.749854   $  2,631,855      0.9%       11.96%      0.00%
  Investar Vision & Top Spectrum............       44,121    $ 10.394495   $    458,611      1.4%       11.41%      0.00%
  Top Explorer..............................      183,083    $ 10.212099   $  1,869,657      1.3%       11.52%      0.00%
  Oncore & Firstar Oncore Flex..............       29,221    $  9.319260   $    272,319      1.5%       11.30%      0.00%
  Oncore & Firstar Oncore Value.............    1,017,534    $  9.695624   $  9,865,629      0.9%       11.96%      0.00%
  Oncore & Firstar Oncore Premier...........    1,960,786    $  9.380801   $ 18,393,746      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,843,156    $  9.380801   $ 17,290,282      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Lite..............    1,858,646    $  9.380801   $ 17,435,587      1.4%       11.41%      0.00%
                                              ------------                 ------------
                                                7,840,678                  $ 81,221,364
                                              ------------                 ------------
2003
  Top I.....................................       33,316    $ 15.789447   $    526,034      1.1%       31.15%      0.47%
  Top Tradition.............................      823,762    $ 15.789447   $ 13,006,739      1.1%       31.15%      0.46%
  Top Plus..................................      208,100    $ 14.066942   $  2,927,330      0.9%       31.41%      0.46%
  Investar Vision & Top Spectrum............       50,496    $  9.329934   $    471,123      1.4%       30.76%      0.47%
  Top Explorer..............................      179,729    $  9.157148   $  1,645,807      1.3%       30.89%      0.47%
  Oncore & Firstar Oncore Flex..............       12,078    $  8.373086   $    101,127      1.5%       30.64%      1.62%
  Oncore & Firstar Oncore Value.............      322,930    $  8.659624   $  2,796,456      0.9%       31.41%      0.41%
  Oncore & Firstar Oncore Premier...........      468,878    $  8.420052   $  3,947,979      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Xtra..............      496,700    $  8.420052   $  4,182,239      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Lite..............      232,432    $  8.420052   $  1,957,092      1.4%       30.76%      0.47%
                                              ------------                 ------------
                                                2,828,421                  $ 31,561,926
                                              ------------                 ------------
2002
  Top I.....................................       37,403    $ 12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition.............................      933,614    $ 12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus..................................      257,163    $ 10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top Spectrum............       50,787    $  7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer..............................      201,956    $  6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex..............       14,067    $  6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value.............       84,460    $  6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore Premier...........      178,571    $  6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra..............      153,208    $  6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite..............       17,662    $  6.439106   $    113,724      1.4%      -21.75%      0.20%
                                              ------------                 ------------
                                                1,928,891                  $ 19,114,910
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2001
  Top I............................       41,535    $ 15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition....................    1,077,389    $ 15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus.........................      336,597    $ 13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top Spectrum...       65,664    $  9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer.....................      246,419    $  8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex.....      423,863    $  8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value....       71,854    $  8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      140,861    $  8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra.....      538,177    $  8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite......................        5,154    $  8.228415   $     42,406      1.4%      -17.65%      0.00%      4/17/01
                                     ------------                 ------------
                                       2,947,513                  $ 34,251,000
                                     ------------                 ------------
2000
  Top I............................       45,077    $ 22.017499   $    992,485      1.1%      -23.04%      0.00%
  Top Tradition....................    1,190,355    $ 22.017499   $ 26,208,645      1.1%      -23.04%      0.00%
  Top Plus.........................      405,646    $ 19.499102   $  7,909,732      0.9%      -22.89%      0.00%
  Investar Vision & Top Spectrum...       81,618    $ 13.126716   $  1,071,372      1.4%      -23.27%      0.00%
  Top Explorer.....................      272,567    $ 12.845344   $  3,501,217      1.3%      -23.19%      0.00%
  Oncore & Firstar Oncore Flex.....       11,974    $ 11.815474   $    141,475      1.5%      -23.35%      0.00%
  Oncore & Firstar Oncore Value....       66,134    $ 12.003669   $    793,853      0.9%      -22.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      119,097    $ 11.846556   $  1,410,888      1.4%      -23.27%      0.00%
  Oncore & Firstar Oncore Xtra.....       58,458    $ 11.846556   $    692,531      1.4%      -23.27%      0.00%
                                     ------------                 ------------
                                       2,250,926                  $ 42,722,198
                                     ------------                 ------------
CAPITAL APPRECIATION SUBACCOUNT
2004
  Top I............................        9,412    $ 26.401629   $    248,485      1.1%       11.27%      0.37%
  Top Tradition....................      352,542    $ 26.401629   $  9,307,696      1.1%       11.27%      0.36%
  Top Plus.........................      178,030    $ 29.845326   $  5,313,371      0.9%       11.49%      0.36%
  Investar Vision & Top Spectrum...       65,541    $ 19.815804   $  1,298,741      1.4%       10.94%      0.34%
  Top Explorer.....................      245,754    $ 20.017664   $  4,919,414      1.3%       11.05%      0.38%
  Oncore & Firstar Oncore Flex.....       61,316    $ 16.311173   $  1,000,134      1.5%       10.83%      0.35%
  Oncore & Firstar Oncore Value....      390,386    $ 16.969627   $  6,624,712      0.9%       11.49%      0.50%
  Oncore & Firstar Oncore
     Premier.......................    1,135,299    $ 16.418770   $ 18,640,209      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Xtra.....    1,102,890    $ 16.418770   $ 18,108,091      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Lite.....      494,374    $ 16.418770   $  8,117,015      1.4%       10.94%      0.48%
                                     ------------                 ------------
                                       4,035,544                  $ 73,577,868
                                     ------------                 ------------
2003
  Top I............................       10,658    $ 23.726799   $    252,889      1.1%       30.10%      0.25%
  Top Tradition....................      418,784    $ 23.726799   $  9,936,415      1.1%       30.10%      0.26%
  Top Plus.........................      202,810    $ 26.768431   $  5,428,904      0.9%       30.35%      0.25%
  Investar Vision & Top Spectrum...       81,920    $ 17.861213   $  1,463,185      1.4%       29.71%      0.25%
  Top Explorer.....................      258,031    $ 18.025307   $  4,651,085      1.3%       29.84%      0.25%
  Oncore & Firstar Oncore Flex.....       73,347    $ 14.716804   $  1,079,431      1.5%       29.58%      0.25%
  Oncore & Firstar Oncore Value....      271,812    $ 15.220145   $  4,137,025      0.9%       30.35%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      944,419    $ 14.799258   $ 13,976,687      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Xtra.....      872,974    $ 14.799258   $ 12,919,371      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Lite.....      198,357    $ 14.799258   $  2,935,537      1.4%       29.71%      0.26%
                                     ------------                 ------------
                                       3,333,112                  $ 56,780,529
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
2002
  Top I............................       14,507    $ 18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition....................      468,721    $ 18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus.........................      231,188    $ 20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top Spectrum...       92,584    $ 13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer.....................      292,382    $ 13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex.....      101,635    $ 11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value....      287,639    $ 11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier.......................      951,564    $ 11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra.....      853,498    $ 11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite.....      138,520    $ 11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                     ------------                 ------------
                                       3,432,238                  $ 45,582,333
                                     ------------                 ------------
2001
  Top I............................       15,753    $ 23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition....................      506,990    $ 23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus.........................      269,879    $ 25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top Spectrum...      123,301    $ 17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer.....................      330,320    $ 17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex.....       85,646    $ 14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value....      247,596    $ 14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      734,536    $ 14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra.....      572,224    $ 14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite.....       35,450    $ 14.488811   $    513,622      1.4%        6.43%      0.51%      4/17/01
                                     ------------                 ------------
                                       2,921,695                  $ 51,384,390
                                     ------------                 ------------
2000
  Top I............................       13,446    $ 21.281994   $    286,149      1.1%       30.07%      0.56%
  Top Tradition....................      438,550    $ 21.281994   $  9,333,219      1.1%       30.07%      0.64%
  Top Plus.........................      281,873    $ 23.867775   $  6,727,677      0.9%       30.33%      0.63%
  Investar Vision & Top Spectrum...      135,916    $ 16.164315   $  2,196,987      1.4%       29.69%      0.64%
  Top Explorer.....................      267,385    $ 16.264423   $  4,348,864      1.3%       29.81%      0.63%
  Oncore & Firstar Oncore Flex.....       18,770    $ 13.358145   $    250,732      1.5%       29.56%      0.65%
  Oncore & Firstar Oncore Value....      115,152    $ 13.570873   $  1,562,707      0.9%       30.33%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      403,515    $ 13.393261   $  5,404,397      1.4%       29.69%      0.66%
  Oncore & Firstar Oncore Xtra.....       54,030    $ 13.393261   $    723,643      1.4%       29.69%      0.66%
                                     ------------                 ------------
                                       1,728,637                  $ 30,834,375
                                     ------------                 ------------
DISCOVERY SUBACCOUNT
2004
  Top I............................       16,110    $ 23.993241   $    386,521      1.1%        9.72%      0.00%
  Top Tradition....................      442,116    $ 23.993241   $ 10,607,791      1.1%        9.72%      0.00%
  Top Plus.........................      162,308    $ 31.807684   $  5,162,655      0.9%        9.94%      0.00%
  Investar Vision & Top Spectrum...       59,278    $ 16.737295   $    992,158      1.4%        9.40%      0.00%
  Top Explorer.....................      272,018    $ 19.754975   $  5,373,713      1.3%        9.50%      0.00%
  Oncore & Firstar Oncore Flex.....       23,795    $  7.352652   $    174,955      1.5%        9.29%      0.00%
  Oncore & Firstar Oncore Value....      343,161    $  7.573944   $  2,599,079      0.9%        9.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      717,035    $  7.388987   $  5,298,160      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Xtra.....      698,642    $  7.388987   $  5,162,258      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Lite.....       68,265    $  7.388987   $    504,413      1.4%        9.40%      0.00%
                                     ------------                 ------------
                                       2,802,728                  $ 36,261,703
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
2003
  Top I............................       21,084    $ 21.867330   $    461,057      1.1%       36.17%      0.00%
  Top Tradition....................      541,497    $ 21.867330   $ 11,841,091      1.1%       36.17%      0.00%
  Top Plus.........................      203,338    $ 28.931906   $  5,882,957      0.9%       36.44%      0.00%
  Investar Vision & Top Spectrum...       79,920    $ 15.299718   $  1,222,760      1.4%       35.77%      0.00%
  Top Explorer.....................      316,662    $ 18.040312   $  5,712,681      1.3%       35.90%      0.00%
  Oncore & Firstar Oncore Flex.....       26,637    $  6.727774   $    179,208      1.5%       35.63%      0.00%
  Oncore & Firstar Oncore Value....      360,171    $  6.889175   $  2,481,282      0.9%       36.44%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      769,694    $  6.754339   $  5,198,768      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Xtra.....      726,422    $  6.754339   $  4,906,500      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Lite.....       62,086    $  6.754339   $    419,349      1.4%       35.77%      0.00%
                                     ------------                 ------------
                                       3,107,511                  $ 38,305,653
                                     ------------                 ------------
2002
  Top I............................       27,567    $ 16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition....................      605,966    $ 16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus.........................      229,639    $ 21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top Spectrum...       94,937    $ 11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer.....................      367,097    $ 13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex.....       48,398    $  4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value....      274,120    $  5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      793,400    $  4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra.....      753,989    $  4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite.....       61,177    $  4.974966   $    304,354      1.4%      -33.67%      0.00%
                                     ------------                 ------------
                                       3,256,290                  $ 30,613,064
                                     ------------                 ------------
2001
  Top I............................       29,355    $ 24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition....................      679,746    $ 24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus.........................      271,408    $ 31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top Spectrum...      129,693    $ 16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer.....................      418,403    $ 19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex.....       47,002    $  7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value....      212,203    $  7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      768,394    $  7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      733,425    $  7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite.....       24,306    $  7.500015   $    182,298      1.4%        1.79%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,313,935                  $ 49,722,825
                                     ------------                 ------------
2000
  Top I............................       33,202    $ 29.893355   $    992,528      1.1%      -12.18%      0.00%
  Top Tradition....................      755,719    $ 29.893355   $ 22,590,988      1.1%      -12.18%      0.00%
  Top Plus.........................      312,326    $ 39.316003   $ 12,279,391      0.9%      -12.01%      0.00%
  Investar Vision & Top Spectrum...      143,410    $ 21.102720   $  3,026,334      1.4%      -12.44%      0.00%
  Top Explorer.....................      459,912    $ 24.808899   $ 11,409,912      1.3%      -12.36%      0.00%
  Oncore & Firstar Oncore Flex.....       55,063    $  9.307111   $    512,480      1.5%       -6.93%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....      150,841    $  9.361794   $  1,412,140      0.9%       -6.38%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      469,201    $  9.316177   $  4,371,160      1.4%       -6.84%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      407,438    $  9.316177   $  3,795,764      1.4%       -6.84%      0.00%       1/4/00
                                     ------------                 ------------
                                       2,787,112                  $ 60,390,697
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT
2004
  Top I............................        2,137    $ 19.332118   $     41,306      1.1%       19.55%      0.67%
  Top Tradition....................      116,939    $ 19.332118   $  2,260,673      1.1%       19.55%      0.99%
  Top Plus.........................       45,038    $ 21.022163   $    946,800      0.9%       19.79%      0.97%
  Investar Vision & Top Spectrum...       23,943    $ 16.853745   $    403,522      1.4%       19.20%      1.05%
  Top Explorer.....................       82,828    $ 16.536802   $  1,369,708      1.3%       19.32%      1.02%
  Oncore & Firstar Oncore Flex.....       14,030    $ 10.919657   $    153,198      1.5%       19.08%      1.01%
  Oncore & Firstar Oncore Value....       91,275    $ 11.270879   $  1,028,751      0.9%       19.79%      1.27%
  Oncore & Firstar Oncore
     Premier.......................      263,335    $ 10.977275   $  2,890,720      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Xtra.....      236,490    $ 10.977275   $  2,596,013      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Lite.....       52,162    $ 10.977275   $    572,591      1.4%       19.20%      1.21%
                                     ------------                 ------------
                                         928,177                  $ 12,263,282
                                     ------------                 ------------
2003
  Top I............................        4,373    $ 16.170236   $     70,710      1.1%       52.24%      0.17%
  Top Tradition....................      131,050    $ 16.170236   $  2,119,102      1.1%       52.24%      0.22%
  Top Plus.........................       57,050    $ 17.549014   $  1,001,163      0.9%       52.54%      0.22%
  Investar Vision & Top Spectrum...       25,391    $ 14.139164   $    359,011      1.4%       51.79%      0.23%
  Top Explorer.....................       92,568    $ 13.859543   $  1,282,954      1.3%       51.94%      0.22%
  Oncore Flex......................       12,896    $  9.169918   $    118,253      1.5%       51.64%      0.20%
  Oncore & Firstar Oncore Value....       62,867    $  9.408776   $    591,500      0.9%       52.54%      0.22%
  Oncore & Firstar Oncore
     Premier.......................      224,145    $  9.209200   $  2,064,211      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Xtra.....      173,575    $  9.209200   $  1,598,485      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Lite.....       23,495    $  9.209200   $    216,369      1.4%       51.79%      0.21%
                                     ------------                 ------------
                                         807,410                  $  9,421,757
                                     ------------                 ------------
2002
  Top I............................        2,198    $ 10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition....................      134,150    $ 10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus.........................       74,427    $ 11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top Spectrum...       24,648    $  9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer.....................       97,436    $  9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex......................       12,122    $  6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value....       52,385    $  6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      198,627    $  6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra.....      135,773    $  6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite......................        5,370    $  6.066974   $     32,582      1.4%      -16.18%      0.00%
                                     ------------                 ------------
                                         737,136                  $  5,880,581
                                     ------------                 ------------
2001
  Top I............................        1,074    $ 12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition....................      148,637    $ 12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus.........................       95,273    $ 13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top Spectrum...       28,137    $ 11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer.....................      110,579    $ 10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex.....       24,799    $  7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value....       55,262    $  7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      218,498    $  7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       96,639    $  7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite......................          462    $  7.238439   $      3,344      1.4%      -16.18%      0.00%      4/17/01
                                     ------------                 ------------
                                         779,360                  $  7,575,907
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
2000
  Top I.....................................        3,990    $ 18.062290   $     72,073      1.1%      -31.03%      0.00%
  Top Tradition.............................      174,381    $ 18.062290   $  3,149,720      1.1%      -31.03%      0.00%
  Top Plus..................................      108,743    $ 19.486046   $  2,118,963      0.9%      -30.89%      0.00%
  Investar Vision & Top Spectrum............       29,995    $ 15.935073   $    477,965      1.4%      -31.23%      0.00%
  Top Explorer..............................      116,395    $ 15.573608   $  1,812,693      1.3%      -31.16%      0.00%
  Oncore Flex...............................       26,179    $ 10.365343   $    271,349      1.5%      -31.30%      0.00%
  Oncore Value..............................       48,950    $ 10.447321   $    511,394      0.9%      -30.89%      0.00%
  Oncore & Firstar Oncore Premier...........      197,934    $ 10.378919   $  2,054,350      1.4%      -31.23%      0.00%
  Oncore & Firstar Oncore Xtra..............       76,331    $ 10.378919   $    792,233      1.4%      -31.23%      0.00%
                                              ------------                 ------------
                                                  782,898                  $ 11,260,740
                                              ------------                 ------------
AGGRESSIVE GROWTH SUBACCOUNT
2004
  Top I.....................................          422    $  6.294415   $      2,657      1.1%        7.77%      0.00%
  Top Tradition.............................      192,494    $  6.294415   $  1,211,636      1.1%        7.77%      0.00%
  Top Plus..................................       33,943    $  7.695920   $    261,224      0.9%        7.98%      0.00%
  Investar Vision & Top Spectrum............       25,931    $  5.902318   $    153,054      1.4%        7.45%      0.00%
  Top Explorer..............................       64,534    $  6.605557   $    426,282      1.3%        7.56%      0.00%
  Oncore Flex...............................       25,098    $  5.021097   $    126,020      1.5%        7.34%      0.00%
  Oncore & Firstar Oncore Value.............       32,977    $  5.172269   $    170,565      0.9%        7.98%      0.00%
  Oncore & Firstar Oncore Premier...........      148,721    $  5.045926   $    750,436      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Xtra..............      214,747    $  5.045926   $  1,083,599      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Lite..............        8,056    $  5.045926   $     40,648      1.4%        7.45%      0.00%
                                              ------------                 ------------
                                                  746,923                  $  4,226,121
                                              ------------                 ------------
2003
  Top I.....................................          422    $  5.840646   $      2,466      1.1%       30.06%      0.00%
  Top Tradition.............................      212,331    $  5.840646   $  1,240,151      1.1%       30.06%      0.00%
  Top Plus..................................       46,881    $  7.126951   $    334,120      0.9%       30.32%      0.00%
  Investar Vision & Top Spectrum............       32,512    $  5.493122   $    178,594      1.4%       29.68%      0.00%
  Top Explorer..............................       78,758    $  6.141509   $    483,694      1.3%       29.80%      0.00%
  Oncore Flex...............................       24,163    $  4.677618   $    113,024      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value.............       68,946    $  4.789877   $    330,244      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore Premier...........      197,271    $  4.696098   $    926,400      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra..............      239,688    $  4.696098   $  1,125,598      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite..............        7,553    $  4.696098   $     35,468      1.4%       29.68%      0.00%
                                              ------------                 ------------
                                                  908,525                  $  4,769,759
                                              ------------                 ------------
2002
  Top I.....................................          422    $  4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition.............................      214,617    $  4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus..................................       69,054    $  5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top Spectrum............       45,864    $  4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer..............................       96,543    $  4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex...............................       32,552    $  3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value.............       76,997    $  3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore Premier...........      210,910    $  3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra..............      279,017    $  3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite..............        3,972    $  3.621377   $     14,383      1.4%      -28.91%      0.00%
                                              ------------                 ------------
                                                1,029,948                  $  4,183,506
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................          423    $  6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition....................      220,085    $  6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus.........................       80,930    $  7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top Spectrum...       67,253    $  5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer.....................      100,958    $  6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex......................       57,060    $  5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value....      140,922    $  5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier.......................      272,824    $  5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra.....      257,022    $  5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite.....        4,818    $  5.094282   $     24,546      1.4%      -11.64%      1.13%      4/17/01
                                     ------------                 ------------
                                       1,202,295                  $  6,819,269
                                     ------------                 ------------
2000
  Top I............................          628    $  9.339276   $      5,869      1.1%      -28.13%      0.00%
  Top Tradition....................      241,489    $  9.339276   $  2,255,337      1.1%      -28.13%      0.00%
  Top Plus.........................       90,624    $ 11.328412   $  1,026,621      0.9%      -27.99%      0.00%
  Investar Vision & Top Spectrum...       84,382    $  8.862361   $    747,822      1.4%      -28.35%      0.00%
  Top Explorer.....................      115,261    $  9.879018   $  1,138,669      1.3%      -28.28%      0.00%
  Oncore Flex......................      112,492    $  7.569085   $    851,462      1.5%      -24.31%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....      112,907    $  7.613596   $    859,628      0.9%      -23.86%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      216,393    $  7.576461   $  1,639,490      1.4%      -24.24%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      213,185    $  7.576461   $  1,615,186      1.4%      -24.24%      0.00%       1/4/00
                                     ------------                 ------------
                                       1,187,361                  $ 10,140,084
                                     ------------                 ------------
SMALL CAP GROWTH SUBACCOUNT
2004
  Top I............................        1,864    $  7.719698   $     14,387      1.1%       10.23%      0.00%
  Top Tradition....................      122,489    $ 11.433639   $  1,400,500      1.1%       10.23%      0.00%
  Top Plus.........................       55,394    $ 11.616196   $    643,473      0.9%       10.45%      0.00%
  Investar Vision & Top Spectrum...        2,692    $  7.602113   $     20,462      1.4%        9.90%      0.00%
  Top Explorer.....................       84,511    $ 13.355197   $  1,128,655      1.3%       10.01%      0.00%
  Oncore Flex......................        5,361    $  5.048725   $     27,066      1.5%        9.79%      0.00%
  Oncore & Firstar Oncore Value....       76,298    $  5.190763   $    396,045      0.9%       10.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      158,973    $  5.072075   $    806,324      1.4%        9.90%      0.00%
  Oncore & Firstar Oncore Xtra.....      195,801    $  5.072075   $    993,118      1.4%        9.90%      0.00%
  Oncore Lite......................       67,691    $  5.072075   $    343,333      1.4%        9.90%      0.00%
                                     ------------                 ------------
                                         771,074                  $  5,773,363
                                     ------------                 ------------
2003
  Top I............................       13,349    $  7.003370   $     93,489      1.1%       43.77%      0.00%
  Top Tradition....................      151,471    $ 10.372684   $  1,571,165      1.1%       43.77%      0.00%
  Top Plus.........................       76,690    $ 10.517403   $    806,577      0.9%       44.05%      0.00%
  Investar Vision & Top Spectrum...        2,693    $  6.917226   $     18,628      1.4%       43.34%      0.00%
  Top Explorer.....................      100,526    $ 12.139983   $  1,220,389      1.3%       43.48%      0.00%
  Oncore Flex......................        5,613    $  4.598419   $     25,810      1.5%       43.20%      0.00%
  Oncore & Firstar Oncore Value....       95,546    $  4.699759   $    449,042      0.9%       44.05%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      186,335    $  4.615120   $    859,956      1.4%       43.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      173,566    $  4.615120   $    801,026      1.4%       43.34%      0.00%
  Oncore Lite......................       33,717    $  4.615120   $    155,609      1.4%       43.34%      0.00%
                                     ------------                 ------------
                                         839,506                  $  6,001,691
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................        3,365    $  4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition....................      174,699    $  7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus.........................       84,761    $  7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum.....................        2,950    $  4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer.....................      105,060    $  8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex......................        5,620    $  3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value....       67,854    $  3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      141,646    $  3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      124,440    $  3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite......................        4,883    $  3.219625   $     15,720      1.4%      -30.10%      0.00%
                                     ------------                 ------------
                                         715,278                  $  3,910,641
                                     ------------                 ------------
2001
  Top I............................        5,020    $  6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition....................      201,045    $ 10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus.........................       91,360    $ 10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum.....................        3,437    $  6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer.....................      128,754    $ 12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex......................       12,441    $  4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value....       63,172    $  4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      208,184    $  4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      108,841    $  4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite......................        4,469    $  4.606304   $     20,577      1.4%      -10.08%      0.00%      4/17/01
                                     ------------                 ------------
                                         826,723                  $  6,465,820
                                     ------------                 ------------
2000
  Top I............................       11,912    $ 11.612578   $    138,335      1.1%      -17.77%      0.00%
  Top Tradition....................      251,363    $ 17.199343   $  4,323,280      1.1%      -17.77%      0.00%
  Top Plus.........................      119,766    $ 17.335694   $  2,076,222      0.9%      -17.61%      0.00%
  Investar Vision & Top Spectrum...        4,530    $ 11.572586   $     52,419      1.4%      -18.02%      0.00%
  Top Explorer.....................      147,773    $ 20.250022   $  2,992,413      1.3%      -17.94%      0.00%
  Oncore Flex......................       17,124    $  7.716092   $    132,132      1.5%      -22.84%      0.00%       5/1/00
  Oncore Value.....................       54,345    $  7.746548   $    420,986      0.9%      -22.53%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      138,627    $  7.721140   $  1,070,358      1.4%      -22.79%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....       34,647    $  7.721140   $    267,514      1.4%      -22.79%      0.00%       5/1/00
                                     ------------                 ------------
                                         780,087                  $ 11,473,659
                                     ------------                 ------------
MID CAP OPPORTUNITY SUBACCOUNT
2004
  Top I............................        7,847    $ 12.318904   $     96,671      1.1%       12.32%      0.00%
  Top Tradition....................      504,422    $ 21.445455   $ 10,817,556      1.1%       12.32%      0.00%
  Top Plus.........................      225,163    $ 21.787570   $  4,905,745      0.9%       12.54%      0.00%
  Investar Vision & Top Spectrum...        2,983    $ 13.682335   $     40,812      1.4%       11.99%      0.00%
  Top Explorer.....................      382,243    $ 21.423407   $  8,188,955      1.3%       12.10%      0.00%
  Oncore & Firstar Oncore Flex.....        6,433    $ 13.592579   $     87,444      1.5%       11.88%      0.00%
  Oncore & Firstar Oncore Value....      361,287    $ 14.141487   $  5,109,139      0.9%       12.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      780,144    $ 13.682335   $ 10,674,180      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Xtra.....      498,288    $ 13.682335   $  6,817,744      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Lite.....      244,454    $ 13.682335   $  3,344,705      1.4%       11.99%      0.00%
                                     ------------                 ------------
                                       3,013,264                  $ 50,082,951
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,168    $ 10.967734   $     78,614      1.1%       44.75%      0.04%
  Top Tradition....................      582,520    $ 19.093264   $ 11,122,204      1.1%       44.75%      0.04%
  Top Plus.........................      267,784    $ 19.359387   $  5,184,130      0.9%       45.04%      0.04%
  Investar Vision & Top Spectrum...        4,665    $ 12.217876   $     57,000      1.4%       44.32%      0.04%
  Top Explorer.....................      454,152    $ 19.111464   $  8,679,515      1.3%       44.47%      0.04%
  Oncore & Firstar Oncore Flex.....       13,825    $ 12.149723   $    167,969      1.5%       44.18%      0.04%
  Oncore & Firstar Oncore Value....      299,086    $ 12.565438   $  3,758,150      0.9%       45.04%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      738,274    $ 12.217876   $  9,020,134      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Xtra.....      387,378    $ 12.217876   $  4,732,941      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Lite.....       47,347    $ 12.217876   $    578,480      1.4%       44.32%      0.04%
                                     ------------                 ------------
                                       2,802,199                  $ 43,379,137
                                     ------------                 ------------
2002
  Top I............................       18,199    $  7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition....................      616,115    $ 13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus.........................      300,119    $ 13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top Spectrum...        3,301    $  8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer.....................      522,652    $ 13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex.....       21,042    $  8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value....      294,737    $  8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      794,097    $  8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra.....      376,288    $  8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite.....       29,735    $  8.465667   $    251,730      1.4%      -26.66%      0.00%
                                     ------------                 ------------
                                       2,976,285                  $ 32,103,494
                                     ------------                 ------------
2001
  Top I............................       16,457    $ 10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition....................      694,773    $ 17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus.........................      363,743    $ 18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top Spectrum...        5,613    $ 11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer.....................      603,213    $ 18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex.....       27,193    $ 11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value....      304,951    $ 11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      944,476    $ 11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra.....      461,170    $ 11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite.....       15,551    $ 11.542658   $    179,500      1.4%       -7.94%      1.30%      4/17/01
                                     ------------                 ------------
                                       3,437,140                  $ 50,450,978
                                     ------------                 ------------
2000
  Top I............................       16,864    $ 11.965743   $    201,784      1.1%       -9.43%      0.00%
  Top Tradition....................      737,706    $ 20.830667   $ 15,366,908      1.1%       -9.43%      0.00%
  Top Plus.........................      392,942    $ 20.995669   $  8,250,089      0.9%       -9.25%      0.00%
  Investar Vision & Top Spectrum...        6,600    $ 13.449095   $     88,763      1.4%       -9.70%      0.00%
  Top Explorer.....................      645,124    $ 20.974918   $ 13,531,428      1.3%       -9.61%      0.00%
  Oncore & Firstar Oncore Flex.....       24,474    $ 13.413788   $    328,288      1.5%       -9.79%      0.00%
  Oncore & Firstar Oncore Value....      285,102    $ 13.627481   $  3,885,229      0.9%       -9.25%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      810,776    $ 13.449095   $ 10,904,207      1.4%       -9.70%      0.00%
  Oncore & Firstar Oncore Xtra.....      330,940    $ 13.449095   $  4,450,838      1.4%       -9.70%      0.00%
                                     ------------                 ------------
                                       3,250,528                  $ 57,007,534
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT
2004
  Top I............................       13,918    $  8.972855   $    124,882      1.1%        9.10%      1.18%
  Top Tradition....................      865,003    $ 16.841761   $ 14,568,168      1.1%        9.10%      1.06%
  Top Plus.........................      308,745    $ 17.110362   $  5,282,732      0.9%        9.32%      1.01%
  Investar Vision & Top Spectrum...      131,066    $ 11.307096   $  1,481,973      1.4%        8.78%      1.01%
  Top Explorer.....................      749,308    $ 16.196798   $ 12,136,386      1.3%        8.88%      1.08%
  Oncore & Firstar Oncore Flex.....      111,642    $ 10.924689   $  1,219,649      1.5%        8.67%      1.03%
  Oncore & Firstar Oncore Value....      647,913    $ 11.365793   $  7,364,047      0.9%        9.32%      1.14%
  Oncore & Firstar Oncore
     Premier.......................    2,915,101    $ 10.996761   $ 32,056,676      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Xtra.....    1,900,670    $ 10.996761   $ 20,901,216      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Lite.....      459,684    $ 10.996761   $  5,055,040      1.4%        8.78%      1.16%
                                     ------------                 ------------
                                       8,103,050                  $100,190,769
                                     ------------                 ------------
2003
  Top I............................       10,513    $  8.224458   $     86,462      1.1%       26.45%      1.15%
  Top Tradition....................      986,495    $ 15.437040   $ 15,228,556      1.1%       26.45%      1.20%
  Top Plus.........................      386,328    $ 15.652148   $  6,046,868      0.9%       26.70%      1.18%
  Investar Vision & Top Spectrum...      160,544    $ 10.394851   $  1,668,828      1.4%       26.08%      1.18%
  Top Explorer.....................      824,604    $ 14.875317   $ 12,266,244      1.3%       26.20%      1.20%
  Oncore & Firstar Oncore Flex.....      129,328    $ 10.053229   $  1,300,164      1.5%       25.95%      1.11%
  Oncore & Firstar Oncore Value....      664,592    $ 10.397150   $  6,909,862      0.9%       26.70%      1.24%
  Oncore & Firstar Oncore
     Premier.......................    2,952,652    $ 10.109565   $ 29,850,032      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Xtra.....    1,741,329    $ 10.109565   $ 17,604,081      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Lite.....      313,876    $ 10.109565   $  3,173,153      1.4%       26.08%      1.24%
                                     ------------                 ------------
                                       8,170,261                  $ 94,134,249
                                     ------------                 ------------
2002
  Top I............................       18,843    $  6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition....................    1,062,848    $ 12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus.........................      454,870    $ 12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top Spectrum...      189,257    $  8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer.....................      888,209    $ 11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex.....      243,608    $  7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value....      598,915    $  8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier.......................    2,645,161    $  8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra.....    1,486,199    $  8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite.....      128,490    $  8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                     ------------                 ------------
                                       7,716,400                  $ 71,764,615
                                     ------------                 ------------
2001
  Top I............................       13,014    $  8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition....................    1,203,210    $ 15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus.........................      568,161    $ 16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top Spectrum...      261,808    $ 10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer.....................    1,009,929    $ 15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex.....      267,760    $ 10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value....      662,230    $ 10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier.......................    2,803,334    $ 10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra.....    1,463,282    $ 10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite.....       38,672    $ 10.509245   $    406,397      1.4%       -4.95%      2.09%      4/17/01
                                     ------------                 ------------
                                       8,291,400                  $102,009,466
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       11,098    $  9.914556   $    110,030      1.1%      -10.63%      3.21%
  Top Tradition.............................    1,352,791    $ 18.609337   $ 25,174,553      1.1%      -10.63%      3.06%
  Top Plus..................................      643,310    $ 18.756672   $ 12,066,352      0.9%      -10.45%      3.08%
  Investar Vision & Top Spectrum............      319,015    $ 12.643266   $  4,033,395      1.4%      -10.89%      3.09%
  Top Explorer..............................    1,087,800    $ 18.039198   $ 19,623,045      1.3%      -10.81%      3.09%
  Oncore & Firstar Oncore Flex..............      248,461    $ 12.264063   $  3,047,147      1.5%      -10.98%      3.27%
  Oncore & Firstar Oncore Value.............      622,336    $ 12.459375   $  7,753,913      0.9%      -10.45%      3.30%
  Oncore & Firstar Oncore Premier...........    2,439,899    $ 12.296307   $ 30,001,732      1.4%      -10.89%      3.38%
  Oncore & Firstar Oncore Xtra..............      546,889    $ 12.296307   $  6,724,719      1.4%      -10.89%      3.38%
                                              ------------                 ------------
                                                7,271,599                  $108,534,886
                                              ------------                 ------------
SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
2002
  Top Tradition.............................       20,531    $  5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus..................................       15,048    $  5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer..............................       50,017    $  5.684032   $    284,294      1.3%      -29.24%      0.00%
                                              ------------                 ------------
                                                   85,596                  $    476,974
                                              ------------                 ------------
2001
  Top Tradition.............................       21,057    $  7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus..................................       16,390    $  7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer..............................       53,593    $  8.032375   $    430,478      1.3%      -20.82%      0.00%
                                              ------------                 ------------
                                                   91,040                  $    716,292
                                              ------------                 ------------
2000
  Top Tradition.............................       21,518    $  9.577874   $    206,094      1.1%      -13.73%      0.00%
  Top Plus..................................       19,612    $  9.653780   $    189,325      0.9%      -13.56%      0.00%
  Top Explorer..............................       59,733    $ 10.143870   $    605,933      1.3%      -13.90%      0.00%
                                              ------------                 ------------
                                                  100,863                  $  1,001,352
                                              ------------                 ------------
FIRSTAR GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum............       94,714    $ 11.318949   $  1,072,062      1.4%        2.71%      0.02%
  Firstar Oncore Flex.......................        5,963    $ 10.224576   $     60,971      1.5%        2.61%      0.02%
  Firstar Oncore Value......................        2,643    $ 10.340988   $     27,332      0.9%        3.22%      0.02%
  Firstar Oncore Premier....................       59,395    $ 10.243841   $    608,432      1.4%        2.71%      0.05%
  Firstar Oncore Xtra.......................       55,871    $ 10.243841   $    572,334      1.4%        2.71%      0.05%
                                              ------------                 ------------
                                                  218,586                  $  2,341,131
                                              ------------                 ------------
RELATIVE VALUE SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum............      508,130    $ 15.071414   $  7,658,243      1.4%       -5.55%      0.94%
  Firstar Oncore Flex.......................       19,072    $ 10.016180   $    191,026      1.5%       -5.64%      1.00%
  Firstar Oncore Value......................       43,218    $ 10.130181   $    437,805      0.9%       -5.08%      0.97%
  Firstar Oncore Premier....................      265,284    $ 10.035045   $  2,662,140      1.4%       -5.55%      1.05%
  Firstar Oncore Xtra.......................       14,497    $ 10.035045   $    145,480      1.4%       -5.55%      1.05%
                                              ------------                 ------------
                                                  850,201                  $ 11,094,694
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
BLUE CHIP SUBACCOUNT
2004
  Top I............................        1,542    $ 10.611435   $     16,366      1.1%        8.41%      1.24%
  Top Tradition....................       50,399    $ 10.611435   $    534,806      1.1%        8.41%      1.26%
  Top Plus.........................        9,015    $ 10.720596   $     96,651      0.9%        8.62%      1.28%
  Investar Vision & Top Spectrum...        5,780    $ 10.696275   $     61,822      1.4%        8.09%      1.40%
  Top Explorer.....................       36,448    $ 10.503505   $    382,829      1.3%        8.19%      1.29%
  Oncore & Firstar Oncore Flex.....       65,506    $ 10.626161   $    696,081      1.5%        7.98%      1.19%
  Oncore & Firstar Oncore Value....      126,918    $ 11.055144   $  1,403,102      0.9%        8.62%      1.38%
  Oncore & Firstar Oncore
     Premier.......................      779,857    $ 10.696275   $  8,341,568      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,065,624    $ 10.696275   $ 11,398,203      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Lite.....      212,626    $ 10.696275   $  2,274,301      1.4%        8.09%      1.40%
                                     ------------                 ------------
                                       2,353,715                  $ 25,205,729
                                     ------------                 ------------
2003
  Top I............................        1,543    $  9.788494   $     15,100      1.1%       25.21%      1.35%
  Top Tradition....................       57,233    $  9.788494   $    560,226      1.1%       25.21%      1.37%
  Top Plus.........................        9,843    $  9.869589   $     97,150      0.9%       25.45%      1.45%
  Investar Vision & Top Spectrum...        5,708    $  9.896131   $     56,486      1.4%       24.84%      1.43%
  Top Explorer.....................       36,165    $  9.708148   $    351,100      1.3%       24.96%      1.39%
  Oncore & Firstar Oncore Flex.....       77,873    $  9.840980   $    766,351      1.5%       24.71%      1.52%
  Oncore & Firstar Oncore Value....      134,460    $ 10.177576   $  1,368,474      0.9%       25.45%      1.40%
  Oncore & Firstar Oncore
     Premier.......................      835,051    $  9.896131   $  8,263,770      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Xtra.....      970,247    $  9.896131   $  9,601,690      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Lite.....      160,032    $  9.896131   $  1,583,696      1.4%       24.84%      1.43%
                                     ------------                 ------------
                                       2,288,155                  $ 22,664,043
                                     ------------                 ------------
2002
  Top I............................        1,543    $  7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition....................       47,593    $  7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus.........................        2,729    $  7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision..................          198    $  7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer.....................       22,003    $  7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex......................       25,179    $  7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value....       76,041    $  8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier.......................      396,963    $  7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra.....      474,853    $  7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite.....       30,308    $  7.927309   $    240,263      1.4%      -20.54%      0.94%
                                     ------------                 ------------
                                       1,077,410                  $  8,545,112
                                     ------------                 ------------
2001
  Top I............................        1,544    $  9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition....................       42,464    $  9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus.........................        6,350    $  9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision..................          198    $  9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer.....................       29,931    $  9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex......................       27,221    $  9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value....       76,008    $ 10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier.......................      377,958    $  9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra.....      261,426    $  9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite.....        9,624    $  9.976974   $     96,017      1.4%       -2.03%      0.67%      4/17/01
                                     ------------                 ------------
                                         832,724                  $  8,306,587
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       10,270    $ 10.356214   $    106,358      1.1%       -0.02%      0.65%
  Top Plus.........................          581    $ 10.380054   $      6,029      0.9%        0.17%      0.51%
  Top Explorer.....................       11,343    $ 10.332472   $    117,199      1.3%       -0.22%      0.63%
  Oncore & Firstar Oncore Flex.....       23,516    $ 10.536154   $    247,764      1.5%       -0.42%      0.56%
  Oncore & Firstar Oncore Value....       76,020    $ 10.703991   $    813,712      0.9%        0.17%      0.54%
  Oncore & Firstar Oncore
     Premier.......................      300,101    $ 10.563874   $  3,170,244      1.4%       -0.32%      0.61%
  Oncore & Firstar Oncore Xtra.....       64,820    $ 10.563874   $    684,753      1.4%       -0.32%      0.61%
                                     ------------                 ------------
                                         486,651                  $  5,146,059
                                     ------------                 ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2002
  Top Tradition....................       10,408    $  6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus.........................       11,034    $  6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top Spectrum...        4,484    $  7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer.....................       10,580    $  6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex.....       23,385    $  7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value....       66,432    $  7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      505,254    $  7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra.....      399,504    $  7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite.....       81,631    $  7.194067   $    587,256      1.4%      -21.97%      1.38%
                                     ------------                 ------------
                                       1,112,712                  $  7,991,438
                                     ------------                 ------------
2001
  Top Tradition....................       11,904    $  8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus.........................       11,174    $  8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top Spectrum...        4,485    $  9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer.....................       14,443    $  8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex.....       13,322    $  9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value....       90,357    $  9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      516,754    $  9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra.....      302,814    $  9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite.....       36,875    $  9.219791   $    339,979      1.4%       -4.10%      1.48%      4/17/01
                                     ------------                 ------------
                                       1,002,128                  $  9,217,294
                                     ------------                 ------------
2000
  Top Tradition....................        9,063    $  9.446303   $     85,608      1.1%      -13.44%      1.30%
  Top Plus.........................        9,822    $  9.468049   $     92,991      0.9%      -13.27%      1.47%
  Top Spectrum.....................          355    $ 10.603247   $      3,769      1.4%      -13.70%      1.42%
  Top Explorer.....................       14,934    $  9.424613   $    140,748      1.3%      -13.61%      1.48%
  Oncore & Firstar Oncore Flex.....       10,884    $ 10.575427   $    115,103      1.5%      -13.78%      1.19%
  Oncore & Firstar Oncore Value....       84,515    $ 10.743908   $    908,019      0.9%      -13.27%      1.35%
  Oncore & Firstar Oncore
     Premier.......................      378,608    $ 10.603247   $  4,014,477      1.4%      -13.70%      1.42%
  Oncore & Firstar Oncore Xtra.....      136,802    $ 10.603247   $  1,450,549      1.4%      -13.70%      1.42%
                                     ------------                 ------------
                                         644,983                  $  6,811,264
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT
2004
  Top I............................        1,470    $ 13.323676   $     19,579      1.1%        9.46%      0.26%
  Top Tradition....................       31,474    $ 13.323676   $    419,346      1.1%        9.46%      0.32%
  Top Plus.........................        4,357    $ 13.460648   $     58,646      0.9%        9.68%      0.25%
  Investar Vision & Top Spectrum...        5,873    $ 13.682335   $     74,596      1.4%        9.14%      0.36%
  Top Explorer.....................       36,892    $ 13.188188   $    486,542      1.3%        9.25%      0.36%
  Oncore & Firstar Oncore Flex.....       59,855    $ 12.618415   $    755,281      1.5%        9.03%      0.41%
  Oncore & Firstar Oncore Value....      226,445    $ 13.127684   $  2,972,705      0.9%        9.68%      0.37%
  Oncore & Firstar Oncore
     Premier.......................      859,441    $ 12.701656   $ 10,916,318      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Xtra.....      843,534    $ 12.701656   $ 10,714,278      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Lite.....      400,197    $ 12.701656   $  5,083,170      1.4%        9.14%      0.36%
                                     ------------                 ------------
                                       2,469,538                  $ 31,500,461
                                     ------------                 ------------
2003
  Top I............................        2,432    $ 12.171803   $     29,597      1.1%       21.45%      8.13%
  Top Tradition....................       36,128    $ 12.171803   $    439,745      1.1%       21.45%      7.84%
  Top Plus.........................        6,539    $ 12.272560   $     80,249      0.9%       21.69%      7.91%
  Investar Vision & Top Spectrum...        4,594    $ 11.638098   $     53,463      1.4%       21.09%      7.77%
  Top Explorer.....................       27,234    $ 12.071928   $    328,770      1.3%       21.21%      7.72%
  Oncore & Firstar Oncore Flex.....       24,151    $ 11.573251   $    279,506      1.5%       20.97%      8.85%
  Oncore & Firstar Oncore Value....      203,555    $ 11.968977   $  2,436,345      0.9%       21.69%      7.73%
  Oncore & Firstar Oncore
     Premier.......................      715,211    $ 11.638098   $  8,323,702      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Xtra.....      658,534    $ 11.638098   $  7,664,084      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Lite.....      270,586    $ 11.638098   $  3,149,101      1.4%       21.09%      7.77%
                                     ------------                 ------------
                                       1,948,964                  $ 22,784,562
                                     ------------                 ------------
2002
  Top I............................        2,413    $ 10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition....................       27,079    $ 10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus.........................        1,748    $ 10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top Spectrum...          499    $  9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer.....................       26,410    $  9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex.....       20,238    $  9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value....      165,141    $  9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier.......................      681,899    $  9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra.....      514,987    $  9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite.....      113,924    $  9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                     ------------                 ------------
                                       1,554,338                  $ 14,996,962
                                     ------------                 ------------
2001
  Top Tradition....................       20,599    $  9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus.........................        1,024    $  9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer.....................       26,382    $  9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex.....       19,112    $  9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value....      108,594    $  9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier.......................      649,708    $  9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra.....      276,289    $  9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite.....       24,855    $  9.375706   $    233,030      1.4%        0.40%     13.19%      4/17/01
                                     ------------                 ------------
                                       1,126,563                  $ 10,597,124
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................        2,313    $  9.451224   $     21,860      1.1%       -8.11%      8.41%
  Top Plus..................................        5,564    $  9.472975   $     52,712      0.9%       -7.93%      6.77%
  Top Explorer..............................        4,941    $  9.429528   $     46,587      1.3%       -8.29%      7.13%
  Oncore & Firstar Oncore Flex..............       16,249    $  9.093761   $    147,765      1.5%       -8.47%      6.91%
  Oncore & Firstar Oncore Value.............       80,540    $  9.238645   $    744,082      0.9%       -7.93%      6.95%
  Oncore & Firstar Oncore Premier...........      380,980    $  9.117674   $  3,473,649      1.4%       -8.38%      7.08%
  Oncore & Firstar Oncore Xtra..............       63,827    $  9.117674   $    581,955      1.4%       -8.38%      7.08%
                                              ------------                 ------------
                                                  554,414                  $  5,068,610
                                              ------------                 ------------
CAPITAL GROWTH SUBACCOUNT
2004
  Top I.....................................        3,935    $  8.251025   $     32,465      1.1%       18.40%      0.00%
  Top Tradition.............................      112,136    $  8.251025   $    925,233      1.1%       18.40%      0.00%
  Top Plus..................................       40,287    $  8.335993   $    335,829      0.9%       18.64%      0.00%
  Investar Vision & Top Spectrum............        2,536    $ 17.719361   $     44,942      1.4%       18.05%      0.00%
  Top Explorer..............................      103,206    $  8.166981   $    842,885      1.3%       18.17%      0.00%
  Oncore & Firstar Oncore Flex..............       16,045    $ 17.603150   $    282,451      1.5%       17.93%      0.00%
  Oncore & Firstar Oncore Value.............      201,998    $ 18.314193   $  3,699,432      0.9%       18.64%      0.00%
  Oncore & Firstar Oncore Premier...........      460,491    $ 17.719361   $  8,159,614      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Xtra..............      315,048    $ 17.719361   $  5,582,445      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Lite..............       61,427    $ 17.719361   $  1,088,440      1.4%       18.05%      0.00%
                                              ------------                 ------------
                                                1,317,109                  $ 20,993,736
                                              ------------                 ------------
2003
  Top I.....................................        3,201    $  6.968653   $     22,303      1.1%       38.58%      0.00%
  Top Tradition.............................      114,522    $  6.968653   $    798,061      1.1%       38.58%      0.00%
  Top Plus..................................       44,349    $  7.026460   $    311,619      0.9%       38.85%      0.00%
  Investar Vision & Top Spectrum............        2,472    $ 15.009966   $     37,101      1.4%       38.17%      0.00%
  Top Explorer..............................      118,213    $  6.911348   $    817,008      1.3%       38.30%      0.00%
  Oncore & Firstar Oncore Flex..............       21,129    $ 14.926259   $    315,376      1.5%       38.03%      0.00%
  Oncore & Firstar Oncore Value.............      216,887    $ 15.437146   $  3,348,118      0.9%       38.85%      0.00%
  Oncore & Firstar Oncore Premier...........      508,996    $ 15.009966   $  7,640,028      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Xtra..............      328,439    $ 15.009966   $  4,929,855      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Lite..............      118,677    $ 15.009966   $  1,781,339      1.4%       38.17%      0.00%
                                              ------------                 ------------
                                                1,476,885                  $ 20,000,808
                                              ------------                 ------------
2002
  Top I.....................................        4,269    $  5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition.............................      139,042    $  5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus..................................       46,297    $  5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top Spectrum............        2,916    $ 10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer..............................      123,131    $  4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex..............       28,289    $ 10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value.............      226,829    $ 11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore Premier...........      572,349    $ 10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra..............      337,868    $ 10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite..............      107,337    $ 10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                              ------------                 ------------
                                                1,588,327                  $ 15,484,124
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
  (CONTINUED)
2001
  Top I............................        3,639    $  8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition....................      153,164    $  8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus.........................       53,979    $  8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top Spectrum...        4,784    $ 19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer.....................      125,366    $  8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex.....       42,695    $ 18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value....      230,722    $ 19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      781,423    $ 19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra.....      361,869    $ 19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite.....       87,098    $ 19.013727   $  1,656,054      1.4%        6.59%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,844,739                  $ 31,708,503
                                     ------------                 ------------
2000
  Top I............................        3,641    $ 10.389701   $     37,826      1.1%      -26.81%      0.00%
  Top Tradition....................      190,727    $ 10.389701   $  1,981,601      1.1%      -26.81%      0.00%
  Top Plus.........................       54,538    $ 10.413649   $    567,941      0.9%      -26.67%      0.00%
  Investar Vision & Top Spectrum...        4,844    $ 22.579445   $    109,372      1.4%      -27.03%      0.00%
  Top Explorer.....................      137,373    $ 10.365831   $  1,423,990      1.3%      -26.96%      0.00%
  Oncore & Firstar Oncore Flex.....       54,605    $ 22.520216   $  1,229,725      1.5%      -27.10%      0.00%
  Oncore & Firstar Oncore Value....      235,273    $ 22.878891   $  5,382,781      0.9%      -26.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      736,909    $ 22.579445   $ 16,638,985      1.4%      -27.03%      0.00%
  Oncore & Firstar Oncore Xtra.....      270,986    $ 22.579445   $  6,118,720      1.4%      -27.03%      0.00%
                                     ------------                 ------------
                                       1,688,896                  $ 33,490,941
                                     ------------                 ------------
NASDAQ-100 INDEX SUBACCOUNT
2004
  Top I............................        3,327    $  3.971406   $     13,211      1.1%        8.80%      0.00%
  Top Tradition....................      134,268    $  3.971406   $    533,233      1.1%        8.80%      0.00%
  Top Plus.........................       67,200    $  4.008381   $    269,365      0.9%        9.02%      0.00%
  Top Spectrum.....................        3,474    $  3.916679   $     13,607      1.4%        8.48%      0.00%
  Top Explorer.....................      122,789    $  3.934857   $    483,157      1.3%        8.59%      0.00%
  Oncore Flex......................       14,917    $  3.898693   $     58,158      1.5%        8.37%      0.00%
  Oncore & Firstar Oncore Value....      403,259    $  4.008381   $  1,616,417      0.9%        9.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,071,195    $  3.916679   $  4,195,521      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Xtra.....      773,192    $  3.916679   $  3,028,347      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Lite.....      275,075    $  3.916679   $  1,077,381      1.4%        8.48%      0.00%
                                     ------------                 ------------
                                       2,868,696                  $ 11,288,397
                                     ------------                 ------------
2003
  Top I............................       17,203    $  3.650175   $     62,795      1.1%       46.26%      0.00%
  Top Tradition....................      140,108    $  3.650175   $    511,418      1.1%       46.26%      0.00%
  Top Plus.........................       69,975    $  3.676860   $    257,287      0.9%       46.54%      0.00%
  Top Spectrum.....................        5,090    $  3.610591   $     18,379      1.4%       45.82%      0.00%
  Top Explorer.....................      149,069    $  3.623755   $    540,189      1.3%       45.97%      0.00%
  Oncore & Firstar Oncore Flex.....       49,395    $  3.597556   $    177,700      1.5%       45.68%      0.00%
  Oncore & Firstar Oncore Value....      276,066    $  3.676860   $  1,015,058      0.9%       46.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      950,712    $  3.610591   $  3,432,633      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      820,115    $  3.610591   $  2,961,099      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Lite.....      195,929    $  3.610591   $    707,418      1.4%       45.82%      0.00%
                                     ------------                 ------------
                                       2,673,662                  $  9,683,976
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT (CONTINUED)
2002
  Top I............................       18,145    $  2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition....................       86,697    $  2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus.........................       74,774    $  2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum.....................        6,071    $  2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer.....................      133,298    $  2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex.....      103,807    $  2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value....      192,327    $  2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      534,845    $  2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra.....      673,042    $  2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite.....       90,603    $  2.476013   $    224,334      1.4%      -38.20%      0.00%
                                     ------------                 ------------
                                       1,913,609                  $  4,749,214
                                     ------------                 ------------
2001
  Top I............................       10,989    $  4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition....................       69,922    $  4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus.........................       67,348    $  4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum.....................        1,804    $  4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer.....................      105,192    $  4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex.....       65,240    $  3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value.....................      105,531    $  4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      441,286    $  4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      514,531    $  4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite.....       47,945    $  4.006520   $    192,093      1.4%       -6.22%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,429,788                  $  5,736,124
                                     ------------                 ------------
2000
  Top I............................       10,831    $  6.044852   $     65,473      1.1%      -39.55%      0.00%       5/1/00
  Top Tradition....................       47,476    $  6.044852   $    286,982      1.1%      -39.55%      0.00%       5/1/00
  Top Plus.........................       41,735    $  6.052820   $    252,616      0.9%      -39.47%      0.00%       5/1/00
  Investar Vision & Top Spectrum...        1,532    $  6.032939   $      9,245      1.4%      -39.67%      0.00%       5/1/00
  Top Explorer.....................       29,919    $  6.036909   $    180,617      1.3%      -39.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex.....       30,378    $  6.028989   $    183,149      1.5%      -39.71%      0.00%       5/1/00
  Oncore Value.....................       46,885    $  6.052820   $    283,786      0.9%      -39.47%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      232,680    $  6.032939   $  1,403,744      1.4%      -39.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....       85,784    $  6.032939   $    517,530      1.4%      -39.67%      0.00%       5/1/00
                                     ------------                 ------------
                                         527,220                  $  3,183,142
                                     ------------                 ------------
BRISTOL SUBACCOUNT
2004
  Top Tradition....................        6,694    $ 11.039073   $     73,896      1.1%        7.44%      0.90%
  Top Plus.........................       12,814    $ 11.097582   $    142,201      0.9%        7.65%      0.95%
  Top Explorer.....................       37,425    $ 10.980911   $    410,958      1.3%        7.23%      1.09%
  Oncore Flex......................          635    $ 10.923170   $      6,941      1.5%        7.01%      1.06%
  Oncore & Firstar Oncore Value....       12,661    $ 11.097582   $    140,506      0.9%        7.65%      1.33%
  Oncore & Firstar Oncore
     Premier.......................       40,686    $ 10.951971   $    445,597      1.4%        7.12%      1.12%
  Oncore & Firstar Oncore Xtra.....       44,385    $ 10.951971   $    486,099      1.4%        7.12%      1.12%
  Oncore Lite......................        4,790    $ 10.951971   $     52,464      1.4%        7.12%      1.12%
                                     ------------                 ------------
                                         160,090                  $  1,758,662
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRISTOL SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        6,755    $ 10.274749   $     69,401      1.1%       31.02%      0.48%
  Top Plus.........................        8,601    $ 10.308725   $     88,661      0.9%       31.28%      0.46%
  Top Explorer.....................       34,505    $ 10.240892   $    353,366      1.3%       30.76%      0.59%
  Oncore Flex......................          637    $ 10.207211   $      6,498      1.5%       30.50%      1.52%
  Oncore Value.....................        9,401    $ 10.308725   $     96,912      0.9%       31.28%      0.33%
  Oncore Premier...................       41,234    $ 10.224018   $    421,579      1.4%       30.63%      0.78%
  Oncore & Firstar Oncore Xtra.....       31,261    $ 10.224018   $    319,617      1.4%       30.63%      0.78%
  Oncore Lite......................        1,368    $ 10.224018   $     13,986      1.4%       30.63%      0.78%
                                     ------------                 ------------
                                         133,762                  $  1,370,020
                                     ------------                 ------------
2002
  Top Tradition....................        2,114    $  7.842290   $     16,579      1.1%      -21.58%      0.00%       5/1/02
  Top Plus.........................        4,625    $  7.852697   $     36,321      0.9%      -21.47%      0.00%       5/1/02
  Top Explorer.....................       15,474    $  7.831903   $    121,193      1.3%      -21.68%      0.00%       5/1/02
  Oncore Value.....................        9,173    $  7.852697   $     72,037      0.9%      -21.47%      0.00%       5/1/02
  Oncore Premier...................        5,413    $  7.826725   $     42,360      1.4%      -21.73%      0.00%       5/1/02
  Oncore Xtra......................        5,313    $  7.826725   $     41,582      1.4%      -21.73%      0.00%       5/1/02
  Oncore Lite......................          576    $  7.826725   $      4,507      1.4%      -21.73%      0.00%       5/1/02
                                     ------------                 ------------
                                          42,688                  $    334,579
                                     ------------                 ------------
BRYTON GROWTH SUBACCOUNT
2004
  Top Tradition....................        9,643    $  9.741115   $     93,929      1.1%        6.33%      0.00%
  Top Plus.........................       11,068    $  9.792756   $    108,383      0.9%        6.54%      0.00%
  Top Explorer.....................       24,711    $  9.689786   $    239,446      1.3%        6.12%      0.00%
  Oncore Flex......................          142    $  9.638831   $      1,372      1.5%        5.91%      0.00%
  Oncore Value.....................       20,773    $  9.792756   $    203,422      0.9%        6.54%      0.00%
  Oncore Premier...................       42,009    $  9.664253   $    405,985      1.4%        6.01%      0.00%
  Oncore & Firstar Oncore Xtra.....       76,016    $  9.664253   $    734,640      1.4%        6.01%      0.00%
  Oncore Lite......................        3,324    $  9.664253   $     32,123      1.4%        6.01%      0.00%
                                     ------------                 ------------
                                         187,686                  $  1,819,300
                                     ------------                 ------------
2003
  Top Tradition....................       13,953    $  9.161204   $    127,830      1.1%       34.14%      0.00%
  Top Plus.........................        9,615    $  9.191509   $     88,378      0.9%       34.40%      0.00%
  Top Explorer.....................       24,726    $  9.131024   $    225,776      1.3%       33.87%      0.00%
  Oncore Value.....................       14,798    $  9.191509   $    136,013      0.9%       34.40%      0.00%
  Oncore Premier...................       40,264    $  9.115981   $    367,051      1.4%       33.74%      0.00%
  Oncore Xtra......................       45,266    $  9.115981   $    412,642      1.4%       33.74%      0.00%
  Oncore Lite......................        2,113    $  9.115981   $     19,259      1.4%       33.74%      0.00%
                                     ------------                 ------------
                                         150,735                  $  1,376,949
                                     ------------                 ------------
2002
  Top Tradition....................        3,554    $  6.829705   $     24,272      1.1%      -31.70%      0.00%       5/1/02
  Top Plus.........................        7,090    $  6.838775   $     48,485      0.9%      -31.61%      0.00%       5/1/02
  Top Explorer.....................       14,319    $  6.820655   $     97,662      1.3%      -31.79%      0.00%       5/1/02
  Oncore Value.....................        9,188    $  6.838775   $     62,838      0.9%      -31.61%      0.00%       5/1/02
  Oncore Premier...................       18,551    $  6.816137   $    126,448      1.4%      -31.84%      0.00%       5/1/02
  Oncore Xtra......................        6,525    $  6.816137   $     44,475      1.4%      -31.84%      0.00%       5/1/02
  Oncore Lite......................          690    $  6.816137   $      4,702      1.4%      -31.84%      0.00%       5/1/02
                                     ------------                 ------------
                                          59,917                  $    408,882
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
US EQUITY SUBACCOUNT
2004
  Oncore Flex......................        3,337    $ 11.595024   $     38,690      1.5%       15.95%      0.00%       5/3/04
  Oncore Value.....................       28,484    $ 11.640680   $    331,579      0.9%       16.41%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................      190,848    $ 11.602603   $  2,214,332      1.4%       16.03%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       59,312    $ 11.602603   $    688,173      1.4%       16.03%      0.00%       5/3/04
  Oncore Lite......................      123,625    $ 11.602603   $  1,434,373      1.4%       16.03%      0.00%       5/3/04
                                     ------------                 ------------
                                         405,606                  $  4,707,147
                                     ------------                 ------------
BALANCED SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....          178    $ 11.218760   $      1,998      1.5%       12.19%      0.00%       5/3/04
  Oncore Value.....................        7,633    $ 11.262923   $     85,969      0.9%       12.63%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       28,154    $ 11.226079   $    316,065      1.4%       12.26%      0.00%       5/3/04
  Oncore Xtra......................       53,809    $ 11.226079   $    604,060      1.4%       12.26%      0.00%       5/3/04
  Oncore Lite......................       58,596    $ 11.226079   $    657,805      1.4%       12.26%      0.00%       5/3/04
                                     ------------                 ------------
                                         148,370                  $  1,665,897
                                     ------------                 ------------
COVERED CALL SUBACCOUNT
2004
  Oncore Flex......................        3,003    $ 10.644429   $     31,962      1.5%        6.44%      0.00%       5/3/04
  Oncore Value.....................       28,221    $ 10.686342   $    301,580      0.9%        6.86%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       11,817    $ 10.651383   $    125,872      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       63,366    $ 10.651383   $    674,940      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Lite.....       77,546    $ 10.651383   $    825,967      1.4%        6.51%      0.00%       5/3/04
                                     ------------                 ------------
                                         183,953                  $  1,960,321
                                     ------------                 ------------
DOW TARGET 10 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2004
  Top Tradition....................        1,889    $ 10.913089   $     20,610      1.1%        2.09%      0.00%
  Top Plus.........................          491    $ 11.021522   $      5,414      0.9%        2.29%      0.00%
  Top Explorer.....................          941    $ 10.805814   $     10,165      1.3%        1.88%      0.00%
  Oncore Flex......................       23,583    $ 10.679548   $    251,858      1.5%        1.68%      0.00%
  Oncore & Firstar Oncore Value....       31,655    $ 11.065824   $    350,294      0.9%        2.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      144,729    $ 10.742820   $  1,554,795      1.4%        1.78%      0.00%
  Oncore & Firstar Oncore Xtra.....       39,970    $ 10.742820   $    429,386      1.4%        1.78%      0.00%
  Oncore Lite......................       15,564    $ 10.742820   $    167,202      1.4%        1.78%      0.00%
                                     ------------                 ------------
                                         258,822                  $  2,789,724
                                     ------------                 ------------
2003
  Top Tradition....................        1,589    $ 10.689982   $     16,981      1.1%       23.88%      3.26%
  Top Explorer.....................        3,025    $ 10.605901   $     32,086      1.3%       23.64%      3.25%
  Oncore Flex......................       28,325    $ 10.502718   $    297,487      1.5%       23.40%      3.25%
  Oncore & Firstar Oncore Value....       37,842    $ 10.818103   $    409,382      0.9%       24.13%      3.10%
  Oncore & Firstar Oncore
     Premier.......................      153,537    $ 10.554517   $  1,620,518      1.4%       23.52%      3.18%
  Oncore & Firstar Oncore Xtra.....       27,667    $ 10.554517   $    292,010      1.4%       23.52%      3.18%
  Oncore Lite......................        7,386    $ 10.554517   $     77,951      1.4%       23.52%      3.18%
                                     ------------                 ------------
                                         259,371                  $  2,746,415
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................           63    $  8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer.....................          112    $  8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex......................          492    $  8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value....       14,343    $  8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore
     Premier.......................       25,594    $  8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra.....        2,225    $  8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite......................          933    $  8.544896   $      7,972      1.4%      -11.98%      2.93%
                                     ------------                 ------------
                                          43,762                  $    376,377
                                     ------------                 ------------
2001
  Top Tradition....................          264    $  9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer.....................           48    $  9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex......................          725    $  9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value....       24,143    $  9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore
     Premier.......................       29,963    $  9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra.....          733    $  9.707846   $      7,112      1.4%       -4.86%      1.62%
                                     ------------                 ------------
                                          55,876                  $    545,928
                                     ------------                 ------------
2000
  Top Tradition....................          219    $ 10.242696   $      2,243      1.1%        2.43%      2.94%       1/3/00
  Oncore Flex......................          740    $ 10.183492   $      7,537      1.5%        0.29%      1.97%
  Oncore & Firstar Oncore Value....       23,921    $ 10.304007   $    246,485      0.9%        0.88%      2.04%
  Oncore & Firstar Oncore
     Premier.......................       35,036    $ 10.203424   $    357,487      1.4%        0.39%      2.46%
                                     ------------                 ------------
                                          59,916                  $    613,752
                                     ------------                 ------------
FEBRUARY SUBACCOUNT
2002
  Top Tradition....................        1,581    $  9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer.....................        1,932    $  9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex......................       22,458    $  9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value....       11,033    $  9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier.......................       52,528    $  9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra.....        2,576    $  9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite......................          632    $  9.173787   $      5,796      1.4%      -11.42%      4.04%
                                     ------------                 ------------
                                          92,740                  $    852,704
                                     ------------                 ------------
2001
  Top Tradition....................        1,216    $ 10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer.....................        1,377    $ 10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex......................       30,185    $ 10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value....       15,392    $ 10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier.......................       62,475    $ 10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra.....        1,676    $ 10.356416   $     17,356      1.4%       -5.77%      1.75%
                                     ------------                 ------------
                                         112,321                  $  1,165,235
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................        1,302    $ 11.212854   $     14,602      1.1%       12.13%      3.77%       2/1/00
  Top Explorer.....................        1,332    $ 11.192764   $     14,904      1.3%       11.93%      3.80%       2/1/00
  Oncore Flex......................       31,985    $ 10.969565   $    350,859      1.5%        4.09%      3.57%
  Oncore & Firstar Oncore Value....       20,155    $ 11.094360   $    223,612      0.9%        4.71%      2.87%
  Oncore & Firstar Oncore
     Premier.......................       64,168    $ 10.990200   $    705,219      1.4%        4.20%      3.48%
  Oncore Xtra......................        1,621    $ 10.990200   $     17,817      1.4%       11.83%      3.48%       2/1/00
                                     ------------                 ------------
                                         120,563                  $  1,327,013
                                     ------------                 ------------
MARCH SUBACCOUNT
2002
  Top Tradition....................          316    $ 10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer.....................          442    $ 10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex......................        8,515    $  8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value....       14,966    $  8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier.......................       66,995    $  8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra.....        3,048    $  8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite......................        1,048    $  8.744519   $      9,166      1.4%      -11.91%      4.15%
                                     ------------                 ------------
                                          95,330                  $    836,905
                                     ------------                 ------------
2001
  Top Tradition....................          285    $ 11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer.....................           91    $ 11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex......................        9,713    $  9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value....       18,688    $ 10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier.......................       72,336    $  9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra.....          184    $  9.927334   $      1,827      1.4%       -6.29%      1.68%
                                     ------------                 ------------
                                         101,297                  $  1,008,557
                                     ------------                 ------------
2000
  Top Tradition....................          214    $ 12.259823   $      2,623      1.1%       22.60%      2.04%       3/1/00
  Top Explorer.....................           49    $ 12.239770   $        599      1.3%       22.40%      2.03%       3/1/00
  Oncore Flex......................       10,334    $ 10.574394   $    109,272      1.5%        4.73%      1.73%
  Oncore & Firstar Oncore Value....       19,092    $ 10.689820   $    204,094      0.9%        5.35%      2.33%
  Oncore & Firstar Oncore
     Premier.......................       86,194    $ 10.593495   $    913,100      1.4%        4.83%      1.84%
  Oncore Xtra......................          125    $ 10.593495   $      1,324      1.4%       22.30%      1.84%       3/1/00
                                     ------------                 ------------
                                         116,008                  $  1,231,012
                                     ------------                 ------------
SECOND QUARTER SUBACCOUNT
2004
  Top Tradition....................          467    $ 12.620548   $      5,888      1.1%        0.82%      0.00%
  Top Explorer.....................        2,155    $ 12.502660   $     26,938      1.3%        0.62%      0.00%
  Oncore Flex......................        1,299    $ 11.570552   $     15,026      1.5%        0.42%      0.00%
  Oncore & Firstar Oncore Value....       30,100    $ 11.972150   $    360,360      0.9%        1.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      155,610    $ 11.636337   $  1,810,745      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Xtra.....       65,873    $ 11.636337   $    766,526      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Lite.....       13,728    $ 11.636337   $    159,745      1.4%        0.52%      0.00%
                                     ------------                 ------------
                                         269,232                  $  3,145,228
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          385    $ 12.518333   $      4,821      1.1%       26.97%      2.80%
  Top Explorer.....................        2,252    $ 12.426010   $     27,989      1.3%       26.72%      2.93%
  Oncore Flex......................        1,446    $ 11.522391   $     16,665      1.5%       26.47%      2.72%
  Oncore & Firstar Oncore Value....       30,998    $ 11.851641   $    367,382      0.9%       27.22%      2.76%
  Oncore & Firstar Oncore
     Premier.......................      165,780    $ 11.576462   $  1,919,135      1.4%       26.59%      2.89%
  Oncore & Firstar Oncore Xtra.....       79,238    $ 11.576462   $    917,292      1.4%       26.59%      2.89%
  Oncore Lite......................        8,352    $ 11.576462   $     96,691      1.4%       26.59%      2.89%
                                     ------------                 ------------
                                         288,451                  $  3,349,975
                                     ------------                 ------------
2002
  Top Tradition....................            3    $  9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer.....................          263    $  9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex......................          923    $  9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value....       12,414    $  9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore
     Premier.......................       62,170    $  9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra.....        3,466    $  9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite......................          516    $  9.144547   $      4,719      1.4%       -7.90%      4.39%
                                     ------------                 ------------
                                          79,755                  $    731,599
                                     ------------                 ------------
2001
  Top Explorer.....................          101    $ 10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex......................        1,455    $  9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value....       22,941    $ 10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore
     Premier.......................      100,471    $  9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra.....        1,239    $  9.929047   $     12,307      1.4%       -3.45%      1.77%
                                     ------------                 ------------
                                         126,207                  $  1,256,264
                                     ------------                 ------------
2000
  Top Explorer.....................           50    $ 11.006256   $        550      1.3%       10.06%      1.86%       4/3/00
  Oncore Flex......................        1,836    $ 10.266586   $     18,847      1.5%        1.03%      1.95%
  Oncore & Firstar Oncore Value....       26,576    $ 10.373442   $    275,688      0.9%        1.63%      2.21%
  Oncore & Firstar Oncore
     Premier.......................      111,285    $ 10.284273   $  1,144,483      1.4%        1.13%      1.84%
  Oncore Xtra......................          510    $ 10.284273   $      5,250      1.4%       15.03%      1.84%       4/3/00
                                     ------------                 ------------
                                         140,257                  $  1,444,818
                                     ------------                 ------------
MAY SUBACCOUNT
2002
  Top Tradition....................          349    $ 10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer.....................        1,594    $ 10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value....       15,461    $  8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore
     Premier.......................       61,041    $  8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra.....       11,143    $  8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite......................          627    $  8.284283   $      5,193      1.4%       -9.20%      3.64%
                                     ------------                 ------------
                                          90,215                  $    753,417
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................            8    $ 11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer.....................          222    $ 11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex......................        1,112    $  9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value....       18,283    $  9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore
     Premier.......................       77,593    $  9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra.....        1,703    $  9.123748   $     15,536      1.4%       -2.87%      1.61%
                                     ------------                 ------------
                                          98,921                  $    905,202
                                     ------------                 ------------
2000
  Top Tradition....................            8    $ 11.535915   $         93      1.1%       15.36%      1.53%       5/1/00
  Top Explorer.....................          179    $ 11.520842   $      2,059      1.3%       15.21%      1.53%       5/1/00
  Oncore Flex......................        1,223    $  9.378002   $     11,466      1.5%       12.79%      1.39%
  Oncore & Firstar Oncore Value....       17,082    $  9.471169   $    161,785      0.9%       13.46%      1.94%
  Oncore & Firstar Oncore
     Premier.......................       88,111    $  9.393413   $    827,668      1.4%       12.90%      1.68%
  Oncore Xtra......................          148    $  9.393413   $      1,393      1.4%       15.13%      1.68%       5/1/00
                                     ------------                 ------------
                                         106,751                  $  1,004,464
                                     ------------                 ------------
JUNE SUBACCOUNT
2002
  Top Tradition....................          131    $  9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer.....................          317    $  9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex......................          891    $  7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value....       15,904    $  8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore
     Premier.......................       55,658    $  8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra.....       57,647    $  8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite......................          749    $  8.026498   $      6,014      1.4%       -8.89%      3.37%
                                     ------------                 ------------
                                         131,297                  $  1,056,800
                                     ------------                 ------------
2001
  Top Tradition....................           70    $ 10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer.....................          317    $ 10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex......................        1,186    $  8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value....       18,360    $  8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore
     Premier.......................       72,427    $  8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra.....       14,025    $  8.809318   $    123,554      1.4%       -2.68%      1.52%
                                     ------------                 ------------
                                         106,385                  $    939,872
                                     ------------                 ------------
2000
  Top Explorer.....................          221    $ 10.736569   $      2,377      1.3%        7.37%      1.70%       6/1/00
  Oncore Flex......................        1,343    $  9.037798   $     12,141      1.5%        0.81%      1.67%
  Oncore & Firstar Oncore Value....       21,261    $  9.122863   $    193,962      0.9%        1.41%      1.90%
  Oncore & Firstar Oncore
     Premier.......................       93,647    $  9.051886   $    847,676      1.4%        0.91%      1.81%
  Oncore Xtra......................          708    $  9.051886   $      6,412      1.4%        7.30%      1.81%       6/1/00
                                     ------------                 ------------
                                         117,180                  $  1,062,568
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT
2004
  Top Tradition....................        2,487    $ 12.665868   $     31,496      1.1%        2.21%      0.00%
  Top Explorer.....................        8,719    $ 12.553757   $    109,462      1.3%        2.01%      0.00%
  Oncore & Firstar Oncore Flex.....       11,626    $  9.736068   $    113,189      1.5%        1.81%      0.00%
  Oncore & Firstar Oncore Value....       74,755    $ 10.059185   $    751,972      0.9%        2.42%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      155,269    $  9.789027   $  1,519,938      1.4%        1.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       46,071    $  9.789027   $    450,986      1.4%        1.91%      0.00%
  Oncore Lite......................       30,819    $  9.789027   $    301,687      1.4%        1.91%      0.00%
                                     ------------                 ------------
                                         329,746                  $  3,278,730
                                     ------------                 ------------
2003
  Top Tradition....................        2,474    $ 12.391628   $     30,659      1.1%       23.11%      3.07%
  Top Explorer.....................        8,658    $ 12.306306   $    106,552      1.3%       22.87%      2.02%
  Oncore & Firstar Oncore Flex.....       11,291    $  9.563072   $    107,974      1.5%       22.63%      3.19%
  Oncore & Firstar Oncore Value....       63,987    $  9.821865   $    628,468      0.9%       23.36%      3.04%
  Oncore & Firstar Oncore
     Premier.......................      169,253    $  9.605588   $  1,625,778      1.4%       22.75%      2.93%
  Oncore & Firstar Oncore Xtra.....       56,680    $  9.605588   $    544,440      1.4%       22.75%      3.03%
  Oncore Lite......................       16,272    $  9.605588   $    156,305      1.4%       22.75%      3.03%
                                     ------------                 ------------
                                         328,615                  $  3,200,176
                                     ------------                 ------------
2002
  Top Tradition....................          688    $ 10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus.........................        1,160    $ 10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer.....................          192    $ 10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex......................          338    $  7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value....       35,258    $  7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       68,176    $  7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       16,111    $  7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite......................        1,289    $  7.825283   $     10,087      1.4%       -9.78%      2.45%
                                     ------------                 ------------
                                         123,212                  $    973,603
                                     ------------                 ------------
2001
  Top Tradition....................          166    $ 11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer.....................          153    $ 11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex......................          455    $  8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value....       32,826    $  8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore
     Premier.......................       80,730    $  8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra.....        9,709    $  8.673860   $     84,212      1.4%       -4.71%      1.58%
                                     ------------                 ------------
                                         124,039                  $  1,080,209
                                     ------------                 ------------
2000
  Top Tradition....................            3    $ 11.638858   $         31      1.1%       16.39%      0.84%       7/3/00
  Top Explorer.....................           97    $ 11.627611   $      1,124      1.3%       16.28%      0.84%       7/3/00
  Oncore Flex......................          117    $  9.089407   $      1,065      1.5%        2.80%      1.80%
  Oncore & Firstar Oncore Value....       34,206    $  9.170518   $    313,690      0.9%        3.41%      1.80%
  Oncore & Firstar Oncore
     Premier.......................       92,030    $  9.102829   $    837,734      1.4%        2.90%      1.74%
  Oncore Xtra......................           34    $  9.102829   $        311      1.4%       19.08%      1.74%       7/3/00
                                     ------------                 ------------
                                         126,487                  $  1,153,955
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS:
  (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT
2002
  Top Tradition....................          234    $  9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer.....................        8,676    $  9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex......................        5,113    $  7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value....        9,922    $  7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore
     Premier.......................       43,564    $  7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra.....       10,763    $  7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite......................        1,914    $  7.796877   $     14,923      1.4%       -8.85%      2.67%
                                     ------------                 ------------
                                          80,186                  $    642,719
                                     ------------                 ------------
2001
  Top Tradition....................          137    $ 10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer.....................        3,648    $ 10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex......................        5,320    $  8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value....       12,287    $  8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       57,718    $  8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra......................        5,567    $  8.553624   $     47,618      1.4%       -4.39%      1.60%
                                     ------------                 ------------
                                          84,677                  $    733,025
                                     ------------                 ------------
2000
  Top Tradition....................           62    $ 11.035213   $        680      1.1%       10.35%      0.71%       8/1/00
  Top Explorer.....................        2,112    $ 11.026265   $     23,283      1.3%       10.26%      0.71%       8/1/00
  Oncore Flex......................        6,624    $  8.934124   $     59,176      1.5%        0.29%      2.04%
  Oncore & Firstar Oncore Value....       13,403    $  9.009581   $    120,754      0.9%        0.89%      1.78%
  Oncore & Firstar Oncore
     Premier.......................       77,541    $  8.946631   $    693,745      1.4%        0.39%      1.83%
  Oncore Xtra......................        3,971    $  8.946631   $     35,528      1.4%       10.72%      1.83%       8/1/00
                                     ------------                 ------------
                                         103,713                  $    933,166
                                     ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................        2,127    $  9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer.....................          163    $  9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex.....       12,137    $  7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value....       22,187    $  7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       37,691    $  7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra.....        5,053    $  7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite......................          668    $  7.717646   $      5,155      1.4%       -9.13%      2.55%
                                     ------------                 ------------
                                          80,026                  $    623,339
                                     ------------                 ------------
2001
  Top Tradition....................        2,071    $  9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer.....................          115    $  9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex.....       12,905    $  8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value....       24,810    $  8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier.......................       51,454    $  8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra.....        1,124    $  8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite......................          295    $  8.492948   $      2,503      1.4%       -4.52%      1.35%      4/17/01
                                     ------------                 ------------
                                          92,774                  $    793,406
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................            2    $ 10.530600   $         22      1.1%        5.31%      0.57%       9/1/00
  Top Explorer.....................           50    $ 10.523827   $        526      1.3%        5.24%      0.58%       9/1/00
  Oncore & Firstar Oncore Flex.....       13,551    $  8.961699   $    121,443      1.5%        1.95%      2.11%
  Oncore & Firstar Oncore Value....       26,115    $  9.032539   $    235,883      0.9%        2.56%      1.77%
  Oncore & Firstar Oncore
     Premier.......................       65,224    $  8.973435   $    585,284      1.4%        2.05%      2.04%
  Oncore Xtra......................            2    $  8.973435   $         17      1.4%        5.20%      2.04%       9/1/00
                                     ------------                 ------------
                                         104,944                  $    943,175
                                     ------------                 ------------
FOURTH QUARTER SUBACCOUNT
2004
  Top Tradition....................        1,874    $ 12.947669   $     24,267      1.1%        0.04%      0.00%
  Top Plus.........................          348    $ 13.056995   $      4,543      0.9%        0.23%      0.00%
  Top Explorer.....................          738    $ 12.839375   $      9,480      1.3%       -0.16%      0.00%
  Oncore & Firstar Oncore Flex.....        8,286    $ 10.869807   $     90,062      1.5%       -0.36%      0.00%
  Oncore & Firstar Oncore Value....       24,956    $ 11.213748   $    279,851      0.9%        0.23%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,060    $ 10.926212   $  1,060,497      1.4%       -0.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       41,599    $ 10.926212   $    454,522      1.4%       -0.26%      0.00%
  Oncore Lite......................       22,424    $ 10.926212   $    245,012      1.4%       -0.26%      0.00%
                                     ------------                 ------------
                                         197,285                  $  2,168,234
                                     ------------                 ------------
2003
  Top Tradition....................        1,882    $ 12.943122   $     24,357      1.1%       22.47%      2.74%
  Top Plus.........................          586    $ 13.026525   $      7,632      0.9%       22.71%      2.58%
  Top Explorer.....................        2,051    $ 12.860334   $     26,376      1.3%       22.23%      2.86%
  Oncore & Firstar Oncore Flex.....        9,876    $ 10.909110   $    107,740      1.5%       21.99%      2.59%
  Oncore & Firstar Oncore Value....       48,093    $ 11.187585   $    538,048      0.9%       22.71%      2.73%
  Oncore & Firstar Oncore
     Premier.......................      111,363    $ 10.954905   $  1,219,963      1.4%       22.11%      2.83%
  Oncore & Firstar Oncore Xtra.....       47,113    $ 10.954905   $    516,123      1.4%       22.11%      2.83%
  Oncore Lite......................        9,117    $ 10.954905   $     99,881      1.4%       22.11%      2.83%
                                     ------------                 ------------
                                         230,081                  $  2,540,120
                                     ------------                 ------------
2002
  Top Tradition....................          727    $ 10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer.....................          169    $ 10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex.....        8,445    $  8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value....       10,579    $  9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore
     Premier.......................       37,078    $  8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra.....       10,433    $  8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite......................        1,530    $  8.971626   $     13,727      1.4%       -6.98%      2.38%
                                     ------------                 ------------
                                          68,961                  $    621,410
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          620    $ 11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer.....................          123    $ 11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex.....        8,584    $  9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value....       14,100    $  9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       48,811    $  9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra.....        3,228    $  9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite......................        1,073    $  9.644863   $     10,350      1.4%        0.55%      1.43%      4/17/01
                                     ------------                 ------------
                                          76,539                  $    740,792
                                     ------------                 ------------
2000
  Top Tradition....................           56    $ 11.637299   $        652      1.1%       16.37%      0.36%      10/1/00
  Top Explorer.....................           49    $ 11.631779   $        566      1.3%       16.32%      0.36%      10/1/00
  Oncore & Firstar Oncore Flex.....       11,164    $  9.925659   $    110,812      1.5%        7.50%      2.27%
  Oncore & Firstar Oncore Value....       13,715    $  9.999222   $    137,138      0.9%        8.14%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       62,194    $  9.937828   $    618,074      1.4%        7.61%      2.32%
  Oncore Xtra......................          347    $  9.937828   $      3,444      1.4%       17.93%      2.96%      10/1/00
                                     ------------                 ------------
                                          87,525                  $    870,686
                                     ------------                 ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................        3,163    $  7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus.........................          894    $  7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer.....................        1,456    $  7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex......................        2,701    $  7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value....       12,656    $  7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier.......................       40,536    $  7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra.....       15,218    $  7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite......................          521    $  7.852855   $      4,092      1.4%      -14.24%      2.43%
                                     ------------                 ------------
                                          77,145                  $    607,693
                                     ------------                 ------------
2001
  Top Tradition....................        2,651    $  9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus.........................          214    $  9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer.....................        1,240    $  9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex......................        4,590    $  9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value....       14,725    $  9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier.......................       41,526    $  9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra.....       11,728    $  9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite......................          246    $  9.157275   $      2,250      1.4%       -0.32%      1.35%      4/17/01
                                     ------------                 ------------
                                          76,920                  $    705,940
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................        2,104    $  9.444713   $     19,870      1.1%       -6.43%      1.81%
  Top Plus.........................          227    $  9.466431   $      2,144      1.1%       -6.25%      1.67%
  Top Explorer.....................           57    $  9.423069   $        538      1.3%       -6.62%      2.11%
  Oncore Flex......................        3,401    $  9.401503   $     31,974      1.5%       -6.80%      1.76%
  Oncore & Firstar Oncore Value....       11,664    $  9.466431   $    110,424      0.9%       -6.25%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       54,323    $  9.412267   $    511,308      1.4%       -6.71%      1.79%
  Oncore Xtra......................           70    $  9.412267   $        655      1.4%       -6.71%      1.79%
                                     ------------                 ------------
                                          71,846                  $    676,913
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................          237    $  8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus.........................          331    $  8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer.....................        1,129    $  8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex......................          500    $  8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value....        8,368    $  8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier.......................       27,878    $  8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       10,013    $  8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite......................          800    $  8.187941   $      6,551      1.4%      -14.78%      2.45%
                                     ------------                 ------------
                                          49,256                  $    404,436
                                     ------------                 ------------
2001
  Top Tradition....................           61    $  9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus.........................          388    $  9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer.....................          994    $  9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex......................          633    $  9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value....       10,587    $  9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       30,835    $  9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra.....        7,532    $  9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite......................          256    $  9.607965   $      2,460      1.4%       -0.26%      1.26%      4/17/01
                                     ------------                 ------------
                                          51,286                  $    493,859
                                     ------------                 ------------
2000
  Top Tradition....................           62    $  9.861820   $        608      1.1%       -1.45%      2.15%
  Top Plus.........................          438    $  9.882898   $      4,331      0.9%       -1.26%      1.86%
  Top Explorer.....................           54    $  9.840814   $        535      1.3%       -1.65%      0.21%
  Oncore Flex......................          617    $  9.819899   $      6,056      1.5%       -1.84%      1.97%
  Oncore & Firstar Oncore Value....       10,636    $  9.882898   $    105,112      0.9%       -1.26%      1.53%
  Oncore & Firstar Oncore
     Premier.......................       40,467    $  9.830347   $    397,807      1.4%       -1.75%      1.78%
  Oncore Xtra......................        1,085    $  9.830347   $     10,667      1.4%       -1.75%      1.78%
                                     ------------                 ------------
                                          53,359                  $    525,116
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2004
  Top I............................          182    $ 11.983597   $      2,178      1.1%        9.48%      0.00%
  Top Tradition....................          174    $ 11.983597   $      2,086      1.1%        9.48%      0.00%
  Top Explorer.....................          772    $ 11.865840   $      9,165      1.3%        9.26%      0.00%
  Oncore Value.....................          995    $ 12.102624   $     12,046      0.9%        9.70%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       23,813    $ 11.807403   $    281,166      1.4%        9.16%      0.00%
  Oncore Xtra......................       19,583    $ 11.807403   $    231,224      1.4%        9.16%      0.00%
  Oncore & Firstar Oncore Lite.....        4,015    $ 11.807403   $     47,407      1.4%        9.16%      0.00%
                                     ------------                 ------------
                                          49,534                  $    585,272
                                     ------------                 ------------
2003
  Top I............................          182    $ 10.945819   $      1,994      1.1%       18.25%      2.68%
  Top Tradition....................          274    $ 10.945819   $      3,004      1.1%       18.25%      2.65%
  Top Plus.........................        1,579    $ 11.032629   $     17,419      0.9%       18.48%      2.68%
  Top Explorer.....................        1,273    $ 10.859753   $     13,823      1.3%       18.02%      2.43%
  Oncore Value.....................          996    $ 11.032629   $     10,994      0.9%       18.48%      2.53%
  Oncore & Firstar Oncore
     Premier.......................       22,283    $ 10.816974   $    241,028      1.4%       17.90%      2.55%
  Oncore & Firstar Oncore Xtra.....       17,444    $ 10.816974   $    188,691      1.4%       17.90%      2.55%
  Oncore Lite......................        3,119    $ 10.816974   $     33,734      1.4%       17.90%      2.55%
                                     ------------                 ------------
                                          47,150                  $    510,687
                                     ------------                 ------------
2002
  Top Tradition....................           16    $  9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer.....................          824    $  9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore
     Premier.......................        4,606    $  9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra.....        5,681    $  9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite......................        1,928    $  9.174638   $     17,691      1.4%      -13.81%      2.89%
                                     ------------                 ------------
                                          13,055                  $    119,801
                                     ------------                 ------------
2001
  Top Tradition....................           16    $ 10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer.....................          782    $ 10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex......................            4    $ 10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value.....................           65    $ 10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore
     Premier.......................        5,882    $ 10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra.....        6,131    $ 10.644549   $     65,253      1.4%       -4.63%      1.86%
                                     ------------                 ------------
                                          12,880                  $    137,122
                                     ------------                 ------------
2000
  Top Tradition....................           11    $ 11.194408   $        122      1.1%       11.94%      3.20%       1/3/00
  Top Explorer.....................          786    $ 11.172600   $      8,777      1.3%       11.73%      3.20%       1/3/00
  Oncore Value.....................          227    $ 11.216294   $      2,541      0.9%       12.16%      3.04%       1/3/00
  Oncore & Firstar Oncore
     Premier.......................        6,343    $ 11.161704   $     70,803      1.4%       11.62%      3.19%       1/3/00
  Oncore Xtra......................        6,015    $ 11.161704   $     67,140      1.4%       11.62%      3.19%       1/3/00
                                     ------------                 ------------
                                          13,382                  $    149,383
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT
2002
  Top I............................           95    $ 10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition....................            1    $ 10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value.....................           26    $ 10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier.......................        4,975    $ 10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra.....        7,960    $ 10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite......................          343    $ 10.673665   $      3,666      1.4%       -8.76%      2.73%
                                     ------------                 ------------
                                          13,400                  $    143,037
                                     ------------                 ------------
2001
  Top I............................           95    $ 11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex......................            4    $ 11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value.....................           96    $ 11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore
     Premier.......................        5,028    $ 11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra.....        7,066    $ 11.698512   $     82,658      1.4%       -2.81%      1.99%
                                     ------------                 ------------
                                          12,289                  $    143,774
                                     ------------                 ------------
2000
  Top I............................           95    $ 12.069679   $      1,150      1.1%       20.70%      2.84%       2/1/00
  Oncore Value.....................          207    $ 12.091353   $      2,501      0.9%       20.91%      2.69%       2/1/00
  Oncore Premier...................        5,196    $ 12.037262   $     62,545      1.4%       20.37%      2.83%       2/1/00
  Oncore Xtra......................        3,674    $ 12.037262   $     44,222      1.4%       20.37%      2.83%       2/1/00
                                     ------------                 ------------
                                           9,172                  $    110,418
                                     ------------                 ------------
MARCH SUBACCOUNT
2002
  Top I............................           52    $ 11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition....................          559    $ 11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus.........................        1,223    $ 11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer.....................          350    $ 11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value.....................          686    $ 11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore
     Premier.......................        5,191    $ 11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra......................        4,124    $ 11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite......................          290    $ 11.408008   $      3,307      1.4%      -10.18%      3.34%
                                     ------------                 ------------
                                          12,475                  $    142,697
                                     ------------                 ------------
2001
  Top I............................           53    $ 12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition....................            9    $ 12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus.........................          642    $ 12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex......................            4    $ 12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value.....................           85    $ 12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore
     Premier.......................        6,159    $ 12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra.....        3,534    $ 12.700642   $     44,879      1.4%       -5.92%      1.29%
                                     ------------                 ------------
                                          10,486                  $    133,270
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MARCH SUBACCOUNT (CONTINUED)
2000
  Top Plus.........................          642    $ 13.554487   $      8,704      0.9%       35.54%      2.97%       3/1/00
  Oncore Value.....................           85    $ 13.554487   $      1,156      0.9%       35.54%      2.49%       3/1/00
  Oncore & Firstar Oncore
     Premier.......................        5,842    $ 13.499162   $     78,857      1.4%       34.99%      2.95%       3/1/00
  Oncore Xtra......................        3,334    $ 13.499162   $     45,007      1.4%       34.99%      2.95%       3/1/00
                                     ------------                 ------------
                                           9,903                  $    133,724
                                     ------------                 ------------
SECOND QUARTER SUBACCOUNT
2004
  Top I............................          384    $ 13.070210   $      5,025      1.1%        9.75%      0.00%
  Top Tradition....................          388    $ 13.070210   $      5,070      1.1%        9.75%      0.00%
  Oncore Value.....................          146    $ 13.193528   $      1,923      0.9%        9.97%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       19,312    $ 12.887587   $    248,884      1.4%        9.43%      0.00%
  Oncore Xtra......................       18,053    $ 12.887587   $    232,662      1.4%        9.43%      0.00%
  Oncore & Firstar Oncore Lite.....        1,334    $ 12.887587   $     17,187      1.4%        9.43%      0.00%
                                     ------------                 ------------
                                          39,617                  $    510,751
                                     ------------                 ------------
2003
  Top I............................          385    $ 11.908693   $      4,582      1.1%       21.91%      2.53%
  Top Tradition....................          382    $ 11.908693   $      4,544      1.1%       21.91%      2.14%
  Top Explorer.....................          171    $ 11.820891   $      2,025      1.3%       21.67%      2.30%
  Oncore Value.....................          276    $ 11.997233   $      3,314      0.9%       22.15%      2.27%
  Oncore & Firstar Oncore
     Premier.......................       15,509    $ 11.777236   $    182,657      1.4%       21.55%      2.48%
  Oncore Xtra......................       18,430    $ 11.777236   $    217,058      1.4%       21.55%      2.48%
  Oncore Lite......................        1,076    $ 11.777236   $     12,671      1.4%       21.55%      2.48%
                                     ------------                 ------------
                                          36,229                  $    426,851
                                     ------------                 ------------
2002
  Top Tradition....................          366    $  9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer.....................           83    $  9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value.....................          146    $  9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier...................        3,952    $  9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra......................        4,701    $  9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite......................          361    $  9.689305   $      3,500      1.4%      -10.78%      3.06%
                                     ------------                 ------------
                                           9,609                  $     93,151
                                     ------------                 ------------
2001
  Top Tradition....................          364    $ 10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex......................            4    $ 10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value.....................          221    $ 10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier...................        3,963    $ 10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra......................        3,792    $ 10.859730   $     41,171      1.4%      -11.87%      1.67%
                                     ------------                 ------------
                                           8,344                  $     90,655
                                     ------------                 ------------
2000
  Oncore Value.....................          297    $ 12.367659   $      3,672      0.9%       23.68%      1.95%       4/3/00
  Oncore Premier...................        5,026    $ 12.322650   $     61,935      1.4%       23.23%      1.97%       4/3/00
  Oncore Xtra......................        3,414    $ 12.322650   $     42,073      1.4%       23.23%      1.97%       4/3/00
                                     ------------                 ------------
                                           8,737                  $    107,680
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT
2002
  Top Tradition....................            2    $  9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer.....................           89    $  9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value.....................           25    $  9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore
     Premier.......................        3,741    $  9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra......................        4,004    $  9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite......................          269    $  9.670632   $      2,604      1.4%      -15.41%      3.24%
                                     ------------                 ------------
                                           8,130                  $     78,628
                                     ------------                 ------------
2001
  Oncore Flex......................          976    $ 11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value.....................           65    $ 11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore
     Premier.......................        3,882    $ 11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra.....        3,607    $ 11.431892   $     41,233      1.4%      -10.51%      1.67%
                                     ------------                 ------------
                                           8,530                  $     97,503
                                     ------------                 ------------
2000
  Oncore Flex......................          972    $ 12.766612   $     12,413      1.5%       27.67%      1.96%       5/1/00
  Oncore Value.....................           71    $ 12.816729   $        908      0.9%       28.17%      1.43%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................        4,026    $ 12.774931   $     51,429      1.4%       27.75%      1.95%       5/1/00
  Oncore Xtra......................        3,201    $ 12.774931   $     40,892      1.4%       27.75%      1.95%       5/1/00
                                     ------------                 ------------
                                           8,270                  $    105,642
                                     ------------                 ------------
JUNE SUBACCOUNT
2002
  Top I............................          421    $  9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition....................            7    $  9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value.....................           25    $  9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore
     Premier.......................        3,673    $  9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra......................        4,221    $  9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite......................          308    $  9.157556   $      2,817      1.4%      -12.90%      2.26%
                                     ------------                 ------------
                                           8,655                  $     79,292
                                     ------------                 ------------
2001
  Top I............................          422    $ 10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition....................            4    $ 10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex......................            9    $ 10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value.....................           63    $ 10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore
     Premier.......................        3,898    $ 10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra.....       14,083    $ 10.514396   $    148,061      1.4%       -9.67%      1.42%
                                     ------------                 ------------
                                          18,479                  $    194,319
                                     ------------                 ------------
2000
  Oncore Flex......................            5    $ 11.633577   $         58      1.5%       16.34%      1.48%       6/1/00
  Oncore Value.....................           64    $ 11.673423   $        742      0.9%       16.73%      1.48%       6/1/00
  Oncore Premier...................        2,696    $ 11.640186   $     31,385      1.4%       16.40%      1.49%       6/1/00
  Oncore Xtra......................        3,427    $ 11.640186   $     39,896      1.4%       16.40%      1.49%       6/1/00
                                     ------------                 ------------
                                           6,192                  $     72,081
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT
2004
  Top Tradition....................          341    $ 11.785236   $      4,015      1.1%        6.69%      0.00%
  Top Explorer.....................        2,418    $ 11.680872   $     28,240      1.3%        6.48%      0.00%
  Oncore Flex......................          257    $ 11.577647   $      2,973      1.5%        6.27%      0.00%
  Oncore Value.....................        2,704    $ 11.890616   $     32,149      0.9%        6.90%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       26,796    $ 11.629080   $    311,627      1.4%        6.37%      0.00%
  Oncore Xtra......................       17,189    $ 11.629080   $    199,892      1.4%        6.37%      0.00%
  Oncore Lite......................        1,191    $ 11.629080   $     13,845      1.4%        6.37%      0.00%
                                     ------------                 ------------
                                          50,896                  $    592,741
                                     ------------                 ------------
2003
  Top Tradition....................          337    $ 11.046269   $      3,720      1.1%       13.64%      3.27%
  Top Explorer.....................        3,347    $ 10.970174   $     36,715      1.3%       13.41%      3.35%
  Oncore Flex......................          257    $ 10.894764   $      2,800      1.5%       13.19%      2.66%
  Oncore Value.....................        1,957    $ 11.122949   $     21,765      0.9%       13.86%      2.45%
  Oncore & Firstar Oncore
     Premier.......................       35,323    $ 10.932361   $    386,172      1.4%       13.30%      3.18%
  Oncore & Firstar Oncore Xtra.....       16,583    $ 10.932361   $    181,295      1.4%       13.30%      3.18%
  Oncore Lite......................          489    $ 10.932361   $      5,346      1.4%       13.30%      3.18%
                                     ------------                 ------------
                                          58,293                  $    637,813
                                     ------------                 ------------
2002
  Top Tradition....................            7    $  9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex......................          257    $  9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value.....................       20,766    $  9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore
     Premier.......................        2,045    $  9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra......................        1,058    $  9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite......................          326    $  9.648991   $      3,149      1.4%      -12.02%      1.71%
                                     ------------                 ------------
                                          24,459                  $    238,487
                                     ------------                 ------------
2001
  Top Tradition....................            4    $ 11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer.....................            3    $ 10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex......................          266    $ 10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value.....................           62    $ 11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore
     Premier.......................        2,180    $ 10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra.....        7,339    $ 10.967284   $     80,480      1.4%       -6.61%      1.67%
                                     ------------                 ------------
                                           9,854                  $    108,070
                                     ------------                 ------------
2000
  Oncore Flex......................            5    $ 11.737519   $         59      1.5%       17.38%      1.13%       7/3/00
  Oncore Value.....................           62    $ 11.771617   $        728      0.9%       17.72%      1.13%       7/3/00
  Oncore Premier...................        2,063    $ 11.743179   $     24,225      1.4%       17.43%      1.14%       7/3/00
  Oncore Xtra......................          497    $ 11.743179   $      5,839      1.4%       17.43%      1.14%       7/3/00
                                     ------------                 ------------
                                           2,627                  $     30,851
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT
2002
  Top Tradition....................          122    $ 11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer.....................        2,091    $ 11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore
     Premier.......................       13,591    $ 11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra.....        2,739    $ 11.534489   $     31,594      1.4%       -2.49%      2.02%
                                     ------------                 ------------
                                          18,543                  $    213,956
                                     ------------                 ------------
2001
  Top Tradition....................          424    $ 11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus.........................          703    $ 11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer.....................        2,137    $ 11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex......................            9    $ 11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value.....................           35    $ 11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       14,847    $ 11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra.....        1,695    $ 11.829490   $     20,051      1.4%        0.48%      2.39%
                                     ------------                 ------------
                                          19,850                  $    234,936
                                     ------------                 ------------
2000
  Top Tradition....................           58    $ 11.787825   $        680      1.1%       17.88%      0.81%       8/1/00
  Oncore Flex......................            5    $ 11.768752   $         59      1.5%       17.69%      0.81%       8/1/00
  Oncore Value.....................           35    $ 11.797386   $        416      0.9%       17.97%      0.81%       8/1/00
  Oncore Premier...................        1,724    $ 11.773510   $     20,295      1.4%       17.74%      0.82%       8/1/00
  Oncore Xtra......................           11    $ 11.773510   $        130      1.4%       17.74%      0.82%       8/1/00
                                     ------------                 ------------
                                           1,833                  $     21,580
                                     ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................          239    $ 10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value.....................        3,107    $  7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore
     Premier.......................       11,392    $  7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra.....        1,537    $  7.400409   $     11,372      1.4%      -15.03%      2.27%
                                     ------------                 ------------
                                          16,275                  $    121,455
                                     ------------                 ------------
2001
  Top Tradition....................          236    $ 11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer.....................            4    $ 11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex......................           12    $  8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value.....................          270    $  8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       11,935    $  8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra.....          621    $  8.709050   $      5,405      1.4%        0.94%      1.00%
                                     ------------                 ------------
                                          13,078                  $    114,657
                                     ------------                 ------------
2000
  Oncore Flex......................            7    $  8.617025   $         58      1.5%       15.14%      0.81%
  Oncore Value.....................          289    $  8.685121   $      2,510      0.9%       15.82%      2.52%
  Oncore Premier...................       11,687    $  8.628297   $    100,849      1.4%       15.25%      2.33%
  Oncore Xtra......................           16    $  8.628297   $        135      1.4%       16.11%      2.33%       9/1/00
                                     ------------                 ------------
                                          11,999                  $    103,552
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT
2004
  Top Tradition....................          107    $ 14.730567   $      1,581      1.1%        5.40%      0.00%
  Top Plus.........................          600    $ 14.854913   $      8,918      0.9%        5.60%      0.00%
  Top Explorer.....................          104    $ 14.607342   $      1,526      1.3%        5.19%      0.00%
  Oncore Value.....................        1,023    $ 10.979975   $     11,232      0.9%        5.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       45,950    $ 10.698436   $    491,577      1.4%        5.08%      0.00%
  Oncore Xtra......................       21,508    $ 10.698436   $    230,106      1.4%        5.08%      0.00%
  Oncore Lite......................        1,353    $ 10.698436   $     14,471      1.4%        5.08%      0.00%
                                     ------------                 ------------
                                          70,645                  $    759,411
                                     ------------                 ------------
2003
  Top Tradition....................          102    $ 13.976503   $      1,432      1.1%       18.25%      2.46%
  Top Plus.........................          816    $ 14.066554   $     11,478      0.9%       18.48%      2.12%
  Top Explorer.....................          341    $ 13.887085   $      4,738      1.3%       18.01%      2.42%
  Oncore Value.....................        1,828    $ 10.397256   $     19,003      0.9%       18.48%      2.46%
  Oncore & Firstar Oncore
     Premier.......................       46,700    $ 10.180997   $    475,442      1.4%       17.90%      2.67%
  Oncore & Firstar Oncore Xtra.....       20,189    $ 10.180997   $    205,546      1.4%       17.90%      2.67%
  Oncore Lite......................          833    $ 10.180997   $      8,485      1.4%       17.90%      2.67%
                                     ------------                 ------------
                                          70,809                  $    726,124
                                     ------------                 ------------
2002
  Top Tradition....................           15    $ 11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus.........................          761    $ 11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer.....................           38    $ 11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value.....................        3,179    $  8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier.......................       10,316    $  8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra.....        1,257    $  8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite......................          129    $  8.635585   $      1,110      1.4%       -7.19%      2.29%
                                     ------------                 ------------
                                          15,695                  $    138,612
                                     ------------                 ------------
2001
  Top Tradition....................           13    $ 12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus.........................          761    $ 12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer.....................           42    $ 12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex......................           13    $  9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value.....................        1,206    $  9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier.......................       12,987    $  9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra.....        3,306    $  9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite......................          129    $  9.304931   $      1,202      1.4%        1.73%      1.30%      4/17/01
                                     ------------                 ------------
                                          18,457                  $    174,656
                                     ------------                 ------------
2000
  Top Tradition....................            7    $ 12.440161   $         87      1.1%       24.40%      0.36%      10/1/00
  Oncore Flex......................            7    $  9.131804   $         60      1.5%        7.46%      0.36%
  Oncore Value.....................          956    $  9.199476   $      8,790      0.9%        8.09%      2.59%
  Oncore & Firstar Oncore
     Premier.......................       25,618    $  9.143022   $    234,233      1.4%        7.56%      2.59%
  Oncore Xtra......................           14    $  9.143022   $        128      1.4%       24.85%      2.59%      10/1/00
                                     ------------                 ------------
                                          26,602                  $    243,298
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................          649    $  7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus.........................          732    $  7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer.....................        1,217    $  7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value.....................        4,107    $  7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier.......................        6,732    $  7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra.....        2,463    $  7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite......................          102    $  7.163439   $        732      1.4%      -16.54%      2.26%
                                     ------------                 ------------
                                          16,002                  $    115,244
                                     ------------                 ------------
2001
  Top Tradition....................          112    $  8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer.....................        1,062    $  8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex......................           12    $  8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value.....................        2,044    $  8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier.......................        7,098    $  8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra.....        5,671    $  8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite......................          205    $  8.583584   $      1,758      1.4%       -3.06%      1.45%      4/17/01
                                     ------------                 ------------
                                          16,204                  $    139,301
                                     ------------                 ------------
2000
  Top Tradition....................          112    $  8.540946   $        956      1.1%      -14.25%      2.80%
  Top Explorer.....................          991    $  8.521374   $      8,441      1.3%      -14.42%      2.56%
  Oncore Flex......................            6    $  8.501874   $         53      1.5%      -14.59%      0.41%
  Oncore Value.....................        2,105    $  8.560591   $     18,019      0.9%      -14.08%      2.58%
  Oncore & Firstar Oncore
     Premier.......................        7,755    $  8.511600   $     66,018      1.4%      -14.50%      2.57%
  Oncore Xtra......................           15    $  8.511600   $        125      1.4%      -14.50%      2.57%
                                     ------------                 ------------
                                          10,984                  $     93,612
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................            8    $  8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus.........................          792    $  8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer.....................          345    $  8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value.....................        2,047    $  8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier.......................        8,227    $  8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra.....        7,777    $  8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite......................           76    $  8.837123   $        672      1.4%      -18.68%      2.23%
                                     ------------                 ------------
                                          19,272                  $    170,708
                                     ------------                 ------------
2001
  Top Tradition....................            5    $ 10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus.........................          792    $ 10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer.....................          211    $ 10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex......................           10    $ 10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value.....................           63    $ 10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier.......................        7,632    $ 10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra.....       10,095    $ 10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite......................          152    $ 10.867159   $      1,656      1.4%        0.93%      0.96%      4/17/01
                                     ------------                 ------------
                                          18,960                  $    206,137
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS:
  (NOTE 5) (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................            5    $ 10.595121   $         58      1.1%        5.88%      0.01%
  Top Plus..................................          792    $ 10.617749   $      8,407      0.9%        6.09%      2.42%
  Top Explorer..............................          123    $ 10.572580   $      1,303      1.3%        5.67%      2.42%
  Oncore Flex...............................            5    $ 10.550116   $         55      1.5%        5.46%      0.62%
  Oncore Value..............................           63    $ 10.617749   $        669      0.9%        6.09%      2.34%
  Oncore & Firstar Oncore Premier...........        6,903    $ 10.561334   $     72,908      1.4%        5.57%      2.82%
  Oncore Xtra...............................        9,720    $ 10.561334   $    102,646      1.4%        5.57%      2.82%
                                              ------------                 ------------
                                                   17,611                  $    186,046
                                              ------------                 ------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2004
  Top Explorer..............................      295,990    $ 15.385058   $  4,553,822      1.3%        2.05%      0.28%
2003
  Top Explorer..............................      342,395    $ 15.076312   $  5,162,056      1.3%       31.15%      0.28%
2002
  Top Explorer..............................      378,768    $ 11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer..............................      429,163    $ 16.661660   $  7,150,565      1.3%      -18.71%      0.08%
2000
  Top Explorer..............................      476,148    $ 20.497608   $  9,759,896      1.3%      -12.12%      0.11%
VIP EQUITY INCOME SUBACCOUNT
2004
  Top Explorer..............................      226,431    $ 16.866119   $  3,819,007      1.3%       10.09%      1.59%
2003
  Top Explorer..............................      263,690    $ 15.319655   $  4,039,633      1.3%       28.66%      2.00%
2002
  Top Explorer..............................      336,449    $ 11.907187   $  4,006,164      1.3%      -18.01%      1.83%
2001
  Top Explorer..............................      396,056    $ 14.523453   $  5,752,099      1.3%       -6.18%      1.81%
2000
  Top Explorer..............................      437,314    $ 15.480617   $  6,769,899      1.3%        7.03%      1.84%
VIP HIGH INCOME BOND SUBACCOUNT
2004
  Top Explorer..............................       82,781    $ 10.913572   $    903,435      1.3%        8.18%      8.67%
2003
  Top Explorer..............................       98,462    $ 10.088071   $    993,295      1.3%       25.63%      7.51%
2002
  Top Explorer..............................      115,348    $  8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer..............................      144,957    $  7.863433   $  1,139,858      1.3%      -12.87%     14.55%
2000
  Top Explorer..............................      194,862    $  9.025114   $  1,758,651      1.3%      -23.47%      7.76%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
GROWTH SUBACCOUNT
2004
  Top I.....................................        5,953    $  7.181339   $     42,752      1.1%        3.38%      0.14%
  Top Tradition.............................      211,039    $  7.181339   $  1,515,540      1.1%        3.38%      0.13%
  Top Plus..................................       76,951    $  7.255263   $    558,298      0.9%        3.58%      0.14%
  Investar Vision & Top Spectrum............       17,072    $  9.961271   $    170,054      1.4%        3.07%      0.13%
  Top Explorer..............................       90,047    $  7.108215   $    640,074      1.3%        3.17%      0.12%
  Oncore & Firstar Oncore Flex..............       67,586    $  9.895909   $    668,820      1.5%        2.97%      0.13%
  Oncore & Firstar Oncore Value.............      255,162    $ 10.295650   $  2,627,055      0.9%        3.58%      0.13%
  Oncore & Firstar Oncore Premier...........    1,167,051    $  9.961271   $ 11,625,323      1.4%        3.07%      0.13%
  Oncore & Firstar Oncore Xtra..............      111,717    $  9.961271   $  1,112,845      1.4%        3.07%      0.13%
                                              ------------                 ------------
                                                2,002,578                  $ 18,960,761
                                              ------------                 ------------
2003
  Top I.....................................        7,382    $  6.946735   $     51,283      1.1%       30.30%      0.08%
  Top Tradition.............................      266,246    $  6.946735   $  1,849,544      1.1%       30.30%      0.08%
  Top Plus..................................       87,949    $  7.004322   $    616,020      0.9%       30.56%      0.08%
  Investar Vision & Top Spectrum............       23,316    $  9.664556   $    225,339      1.4%       29.91%      0.09%
  Top Explorer..............................      145,041    $  6.889647   $    999,283      1.3%       30.04%      0.08%
  Oncore & Firstar Flex.....................       94,757    $  9.610625   $    910,674      1.5%       29.79%      0.08%
  Oncore & Firstar Oncore Value.............      343,998    $  9.939562   $  3,419,189      0.9%       30.56%      0.09%
  Oncore & Firstar Oncore Premier...........    1,492,481    $  9.664556   $ 14,424,164      1.4%       29.91%      0.09%
  Oncore & Firstar Oncore Xtra..............      169,713    $  9.664556   $  1,640,197      1.4%       29.91%      0.09%
                                              ------------                 ------------
                                                2,630,883                  $ 24,135,693
                                              ------------                 ------------
2002
  Top I.....................................        9,833    $  5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition.............................      334,455    $  5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus..................................      112,249    $  5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top Spectrum............       35,416    $  7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer..............................      164,853    $  5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex.....................      147,202    $  7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value.............      463,086    $  7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore Premier...........    1,813,000    $  7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra..............      221,111    $  7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                              ------------                 ------------
                                                3,301,205                  $ 23,322,315
                                              ------------                 ------------
2001
  Top I.....................................       17,297    $  7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition.............................      402,977    $  7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus..................................      149,573    $  7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top Spectrum............       40,381    $ 10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer..............................      212,895    $  7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex.....................      205,284    $ 10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value.............      596,168    $ 10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore Premier...........    2,524,855    $ 10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra..............      329,196    $ 10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                              ------------                 ------------
                                                4,478,626                  $ 43,780,608
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       17,013    $  9.852763   $    167,628      1.1%      -15.48%      2.76%
  Top Tradition.............................      419,996    $  9.852763   $  4,138,118      1.1%      -15.48%      2.57%
  Top Plus..................................      174,803    $  9.875450   $  1,726,263      0.9%      -15.31%      2.82%
  Investar Vision & Top Spectrum............       46,083    $ 13.830434   $    637,346      1.4%      -15.73%      2.62%
  Top Explorer..............................      337,714    $  9.830144   $  3,319,780      1.3%      -15.65%      2.64%
  Oncore & Firstar Oncore Flex..............      271,837    $ 13.794144   $  3,749,754      1.5%      -15.81%      2.59%
  Oncore & Firstar Oncore Value.............      645,853    $ 14.013856   $  9,050,884      0.9%      -15.31%      2.59%
  Oncore & Firstar Oncore Premier...........    2,997,638    $ 13.830434   $ 41,458,638      1.4%      -15.73%      2.62%
  Oncore & Firstar Oncore Xtra..............      425,289    $ 13.830434   $  5,881,936      1.4%      -15.73%      2.62%
                                              ------------                 ------------
                                                5,336,226                  $ 70,130,347
                                              ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex..............       27,970    $ 12.673406   $    354,473      1.5%       17.19%      0.90%
  Oncore & Firstar Oncore Value.............       61,451    $ 13.185067   $    810,234      0.9%       17.89%      0.91%
  Oncore & Firstar Oncore Premier...........      189,524    $ 12.757043   $  2,417,774      1.4%       17.30%      0.88%
  Oncore & Firstar Oncore Xtra..............       58,820    $ 12.757043   $    750,364      1.4%       17.30%      0.88%
                                              ------------                 ------------
                                                  337,765                  $  4,332,845
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Flex..............       30,477    $ 10.814633   $    329,597      1.5%       32.92%      1.00%
  Oncore & Firstar Oncore Value.............       62,869    $ 11.184582   $    703,160      0.9%       33.71%      1.21%
  Oncore & Firstar Oncore Premier...........      232,971    $ 10.875254   $  2,533,622      1.4%       33.05%      1.22%
  Oncore & Firstar Oncore Xtra..............       70,019    $ 10.875254   $    761,474      1.4%       33.05%      1.22%
                                              ------------                 ------------
                                                  396,336                  $  4,327,853
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Flex..............       39,242    $  8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value.............       82,021    $  8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore Premier...........      275,525    $  8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra..............       79,167    $  8.173564   $    647,077      1.4%      -26.61%      0.80%
                                              ------------                 ------------
                                                  475,955                  $  3,904,449
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Flex..............       53,202    $ 11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value.............      104,233    $ 11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore Premier...........      380,072    $ 11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra..............      108,231    $ 11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                              ------------                 ------------
                                                  645,738                  $  7,211,161
                                              ------------                 ------------
2000
  Oncore & Firstar Oncore Flex..............       70,851    $ 14.674821   $  1,039,732      1.5%      -17.18%      0.76%
  Oncore & Firstar Oncore Value.............      114,822    $ 14.908442   $  1,711,813      0.9%      -16.69%      1.90%
  Oncore & Firstar Oncore Premier...........      408,896    $ 14.713393   $  6,016,252      1.4%      -17.10%      1.94%
  Oncore & Firstar Oncore Xtra..............      129,827    $ 14.713393   $  1,910,194      1.4%      -17.10%      1.94%
                                              ------------                 ------------
                                                  724,396                  $ 10,677,991
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
2004
  Top I.....................................       14,579    $  7.926252   $    115,553      1.1%        3.64%      1.02%
  Top Tradition.............................      164,556    $  7.926252   $  1,304,311      1.1%        3.64%      0.96%
  Top Plus..................................       39,696    $  8.007801   $    317,874      0.9%        3.84%      0.91%
  Investar Vision & Top Spectrum............       51,613    $  9.872113   $    509,534      1.4%        3.33%      0.94%
  Top Explorer..............................      113,552    $  7.845571   $    890,882      1.3%        3.43%      0.95%
  Oncore & Firstar Oncore Flex..............       68,077    $  9.994066   $    680,363      1.5%        3.23%      0.95%
  Oncore & Firstar Oncore Value.............      147,886    $ 10.397621   $  1,537,658      0.9%        3.84%      0.91%
  Oncore & Firstar Oncore Premier...........      629,370    $ 10.060040   $  6,331,497      1.4%        3.33%      0.97%
  Oncore & Firstar Oncore Xtra..............      104,791    $ 10.060040   $  1,054,205      1.4%        3.33%      0.97%
                                              ------------                 ------------
                                                1,334,120                  $ 12,741,877
                                              ------------                 ------------
2003
  Top I.....................................       14,297    $  7.648142   $    109,346      1.1%       22.64%      0.97%
  Top Tradition.............................      213,452    $  7.648142   $  1,632,511      1.1%       22.64%      1.11%
  Top Plus..................................       59,560    $  7.711505   $    459,296      0.9%       22.89%      1.07%
  Investar Vision & Top Spectrum............       66,624    $  9.554088   $    636,534      1.4%       22.28%      1.10%
  Top Explorer..............................      162,508    $  7.585312   $  1,232,672      1.3%       22.40%      1.11%
  Oncore & Firstar Oncore Flex..............       87,186    $  9.681675   $    844,106      1.5%       22.16%      1.06%
  Oncore & Firstar Oncore Value.............      247,172    $ 10.012904   $  2,474,912      0.9%       22.89%      1.10%
  Oncore & Firstar Oncore Premier...........      810,029    $  9.735966   $  7,886,412      1.4%       22.28%      1.09%
  Oncore & Firstar Oncore Xtra..............      117,798    $  9.735966   $  1,146,879      1.4%       22.28%      1.09%
                                              ------------                 ------------
                                                1,778,626                  $ 16,422,668
                                              ------------                 ------------
2002
  Top I.....................................       23,137    $  6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition.............................      250,428    $  6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus..................................       84,760    $  6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top Spectrum............       86,447    $  7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer..............................      201,998    $  6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex..............      118,759    $  7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value.............      321,826    $  8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore Premier...........    1,039,628    $  7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra..............      168,250    $  7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                              ------------                 ------------
                                                2,295,233                  $ 17,345,778
                                              ------------                 ------------
2001
  Top I.....................................       27,965    $  8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition.............................      307,065    $  8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus..................................      134,429    $  8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top Spectrum............      113,857    $ 10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer..............................      242,670    $  8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex..............      172,729    $ 10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value.............      397,264    $ 11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore Premier...........    1,408,490    $ 10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra..............      225,665    $ 10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                              ------------                 ------------
                                                3,030,134                  $ 31,193,130
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       26,493    $ 11.031902   $    292,269      1.1%      -16.59%      2.16%
  Top Tradition.............................      329,043    $ 11.031902   $  3,629,973      1.1%      -16.59%      2.23%
  Top Plus..................................      145,826    $ 11.057279   $  1,612,434      0.9%      -16.42%      2.26%
  Investar Vision & Top Spectrum............      153,172    $ 13.904645   $  2,129,800      1.4%      -16.83%      1.96%
  Top Explorer..............................      265,777    $ 11.006578   $  2,925,293      1.3%      -16.75%      2.41%
  Oncore & Firstar Oncore Flex..............      194,391    $ 14.132175   $  2,747,163      1.5%      -16.91%      1.42%
  Oncore & Firstar Oncore Value.............      497,473    $ 14.357178   $  7,142,309      0.9%      -16.42%      2.10%
  Oncore & Firstar Oncore Premier...........    1,630,549    $ 14.169317   $ 23,103,771      1.4%      -16.83%      2.15%
  Oncore & Firstar Oncore Xtra..............      258,571    $ 14.169317   $  3,663,775      1.4%      -16.83%      2.15%
                                              ------------                 ------------
                                                3,501,295                  $ 47,246,787
                                              ------------                 ------------
BALANCED SUBACCOUNT
2004
  Top I.....................................       19,532    $ 11.261194   $    219,949      1.1%        7.34%      2.24%
  Top Tradition.............................      260,603    $ 11.261194   $  2,934,697      1.1%        7.34%      2.20%
  Top Plus..................................      104,122    $ 11.377016   $  1,184,601      0.9%        7.56%      2.15%
  Investar Vision & Top Spectrum............      189,347    $ 15.039919   $  2,847,761      1.4%        7.02%      2.10%
  Top Explorer..............................      133,548    $ 11.146615   $  1,488,604      1.3%        7.13%      2.09%
  Oncore & Firstar Oncore Flex..............       68,297    $ 14.530765   $    992,413      1.5%        6.92%      2.08%
  Oncore & Firstar Oncore Value.............      193,173    $ 15.117361   $  2,920,272      0.9%        7.56%      2.06%
  Oncore & Firstar Oncore Premier...........    1,270,762    $ 14.626630   $ 18,586,974      1.4%        7.02%      2.11%
  Oncore & Firstar Oncore Xtra..............      100,225    $ 14.626630   $  1,465,957      1.4%        7.02%      2.11%
                                              ------------                 ------------
                                                2,339,609                  $ 32,641,228
                                              ------------                 ------------
2003
  Top I.....................................       22,397    $ 10.490828   $    234,963      1.1%       12.81%      2.07%
  Top Tradition.............................      303,570    $ 10.490828   $  3,184,705      1.1%       12.81%      2.21%
  Top Plus..................................      132,623    $ 10.577712   $  1,402,852      0.9%       13.03%      2.03%
  Investar Vision & Top Spectrum............      244,365    $ 14.052762   $  3,434,007      1.4%       12.48%      2.17%
  Top Explorer..............................      177,315    $ 10.404689   $  1,844,906      1.3%       12.59%      2.22%
  Oncore & Firstar Oncore Flex..............       92,627    $ 13.590452   $  1,258,843      1.5%       12.36%      2.16%
  Oncore & Firstar Oncore Value.............      268,663    $ 14.055270   $  3,776,128      0.9%       13.03%      2.10%
  Oncore & Firstar Oncore Premier...........    1,615,730    $ 13.666613   $ 22,081,546      1.4%       12.48%      2.15%
  Oncore & Firstar Oncore Xtra..............      133,989    $ 13.666613   $  1,831,171      1.4%       12.48%      2.15%
                                              ------------                 ------------
                                                2,991,279                  $ 39,049,121
                                              ------------                 ------------
2002
  Top I.....................................       30,791    $  9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition.............................      325,549    $  9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus..................................      198,509    $  9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top Spectrum............      291,172    $ 12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer..............................      200,267    $  9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex..............      115,864    $ 12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value.............      358,015    $ 12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore Premier...........    1,969,882    $ 12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra..............      176,260    $ 12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                              ------------                 ------------
                                                3,666,309                  $ 42,590,627
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2001
  Top I.....................................       23,511    $ 10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition.............................      326,327    $ 10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus..................................      197,509    $ 10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top Spectrum............      360,910    $ 13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer..............................      201,883    $ 10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex..............      143,653    $ 13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value.............      459,055    $ 13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore Premier...........    2,465,027    $ 13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra..............      267,010    $ 13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                              ------------                 ------------
                                                4,444,885                  $ 56,438,499
                                              ------------                 ------------
2000
  Top I.....................................       20,093    $ 10.657989   $    214,155      1.1%       -3.33%      6.03%
  Top Tradition.............................      270,044    $ 10.657989   $  2,878,125      1.1%       -3.33%      6.57%
  Top Plus..................................      198,240    $ 10.682514   $  2,117,707      0.9%       -3.14%      6.17%
  Investar Vision & Top Spectrum............      418,274    $ 14.404552   $  6,025,052      1.4%       -3.62%      5.55%
  Top Explorer..............................      245,282    $ 10.633531   $  2,608,212      1.3%       -3.52%      6.98%
  Oncore & Firstar Oncore Flex..............      164,477    $ 13.972011   $  2,298,078      1.5%       -3.71%      5.79%
  Oncore & Firstar Oncore Value.............      497,551    $ 14.194521   $  7,062,499      0.9%       -3.14%      5.83%
  Oncore & Firstar Oncore Premier...........    2,785,101    $ 14.008748   $ 39,015,766      1.4%       -3.62%      6.02%
  Oncore & Firstar Oncore Xtra..............      281,520    $ 14.008748   $  3,943,738      1.4%       -3.62%      6.02%
                                              ------------                 ------------
                                                4,880,582                  $ 66,163,332
                                              ------------                 ------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
ALL CAP SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex..............       21,872    $ 16.183237   $    353,954      1.5%        6.71%      0.47%
  Oncore & Firstar Oncore Value.............       93,302    $ 16.836502   $  1,570,887      0.9%        7.34%      0.66%
  Oncore & Firstar Oncore Premier...........      306,133    $ 16.289995   $  4,986,912      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Xtra..............      251,883    $ 16.289995   $  4,103,173      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Lite..............      172,705    $ 16.289995   $  2,813,360      1.4%        6.81%      0.54%
                                              ------------                 ------------
                                                  845,895                  $ 13,828,286
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Flex..............       26,439    $ 15.166107   $    400,974      1.5%       36.98%      0.23%
  Oncore & Firstar Oncore Value.............       67,026    $ 15.684793   $  1,051,284      0.9%       37.79%      0.28%
  Oncore & Firstar Oncore Premier...........      335,212    $ 15.251089   $  5,112,352      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Xtra..............      268,577    $ 15.251089   $  4,096,098      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Lite..............      143,157    $ 15.251089   $  2,183,294      1.4%       37.12%      0.27%
                                              ------------                 ------------
                                                  840,411                  $ 12,844,002
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Flex..............       49,079    $ 11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value.............       60,895    $ 11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore Premier...........      365,296    $ 11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra..............      250,504    $ 11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite..............      113,837    $ 11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                              ------------                 ------------
                                                  839,611                  $  9,352,138
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC.: (CONTINUED)
ALL CAP SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Flex.....       45,028    $ 14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value....       58,830    $ 15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier.......................      299,673    $ 15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra.....      175,876    $ 15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite......................       32,054    $ 15.049789   $    482,406      1.4%       -0.41%      1.21%      4/17/01
                                     ------------                 ------------
                                         611,461                  $  9,216,128
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       24,021    $ 14.937157   $    358,808      1.5%       16.49%      0.49%
  Oncore & Firstar Oncore Value....       19,554    $ 15.175006   $    296,725      0.9%       17.18%      0.56%
  Oncore & Firstar Oncore
     Premier.......................       94,561    $ 14.976435   $  1,416,191      1.4%       16.61%      0.82%
  Oncore & Firstar Oncore Xtra.....       27,796    $ 14.976435   $    416,287      1.4%       16.61%      0.82%
                                     ------------                 ------------
                                         165,932                  $  2,488,011
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....       12,141    $ 11.578627   $    140,580      1.5%        7.13%      1.78%
  Oncore & Firstar Oncore Value....       49,135    $ 12.046054   $    591,878      0.9%        7.77%      1.80%
  Oncore & Firstar Oncore
     Premier.......................      252,002    $ 11.655037   $  2,937,089      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Xtra.....      245,292    $ 11.655037   $  2,858,891      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Lite.....      100,671    $ 11.655037   $  1,173,324      1.4%        7.23%      1.92%
                                     ------------                 ------------
                                         659,241                  $  7,701,762
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       13,053    $ 10.808286   $    141,079      1.5%       14.20%      1.66%
  Oncore & Firstar Oncore Value....       51,447    $ 11.177969   $    575,077      0.9%       14.88%      1.60%
  Oncore & Firstar Oncore
     Premier.......................      301,022    $ 10.868872   $  3,271,760      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Xtra.....      253,603    $ 10.868872   $  2,756,380      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Lite.....       36,394    $ 10.868872   $    395,567      1.4%       14.32%      1.75%
                                     ------------                 ------------
                                         655,519                  $  7,139,863
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       16,555    $  9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value....       55,689    $  9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier.......................      275,575    $  9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra.....      218,416    $  9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite.....       17,231    $  9.507740   $    163,829      1.4%       -8.15%      1.63%
                                     ------------                 ------------
                                         583,466                  $  5,559,093
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       17,591    $ 10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value....       52,597    $ 10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier.......................      235,953    $ 10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra.....      143,967    $ 10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite.....        4,546    $ 10.351859   $     47,062      1.4%        0.58%      3.10%      4/17/01
                                     ------------                 ------------
                                         454,654                  $  4,715,824
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2000
  Oncore Flex......................        5,656    $ 10.554451   $     59,696      1.5%        6.31%      3.62%
  Oncore & Firstar Oncore Value....       33,657    $ 10.722596   $    360,892      0.9%        6.94%      3.81%
  Oncore & Firstar Oncore
     Premier.......................      136,855    $ 10.582224   $  1,448,222      1.4%        6.42%      3.63%
  Oncore & Firstar Oncore Xtra.....        7,831    $ 10.582224   $     82,872      1.4%        6.42%      3.63%
                                     ------------                 ------------
                                         183,999                  $  1,951,682
                                     ------------                 ------------
INVESTORS SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....       54,406    $ 12.834716   $    698,287      1.5%        8.74%      1.38%
  Oncore & Firstar Oncore Value....       59,379    $ 13.352844   $    792,875      0.9%        9.39%      1.56%
  Oncore & Firstar Oncore
     Premier.......................      170,824    $ 12.919400   $  2,206,953      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Xtra.....      147,871    $ 12.919400   $  1,910,399      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Lite.....       55,853    $ 12.919400   $    721,588      1.4%        8.85%      1.44%
                                     ------------                 ------------
                                         488,333                  $  6,330,102
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       60,640    $ 11.803030   $    715,735      1.5%       30.38%      1.81%
  Oncore & Firstar Oncore Value....       54,924    $ 12.206734   $    670,437      0.9%       31.15%      1.48%
  Oncore & Firstar Oncore
     Premier.......................      184,492    $ 11.869178   $  2,189,772      1.4%       30.51%      1.47%
  Oncore & Firstar Oncore Xtra.....      125,056    $ 11.869178   $  1,484,313      1.4%       30.51%      1.47%
  Oncore Lite......................       55,417    $ 11.869178   $    657,756      1.4%       30.51%      1.47%
                                     ------------                 ------------
                                         480,529                  $  5,718,013
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       71,598    $  9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value....       50,000    $  9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      234,005    $  9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra.....      106,559    $  9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite......................       45,433    $  9.094795   $    413,200      1.4%      -24.11%      1.33%
                                     ------------                 ------------
                                         507,595                  $  4,624,106
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       62,628    $ 11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value....       32,448    $ 12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier.......................      173,272    $ 11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra.....       88,848    $ 11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite......................        6,269    $ 11.984510   $     75,134      1.4%       -4.24%      1.26%      4/17/01
                                     ------------                 ------------
                                         363,465                  $  4,360,368
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....        9,729    $ 12.645960   $    123,034      1.5%       13.54%      0.84%
  Oncore Value.....................       13,083    $ 12.847338   $    168,087      0.9%       14.21%      1.27%
  Oncore & Firstar Oncore
     Premier.......................       46,998    $ 12.679209   $    595,890      1.4%       13.65%      1.11%
  Oncore & Firstar Oncore Xtra.....       14,718    $ 12.679209   $    186,618      1.4%       13.65%      1.11%
                                     ------------                 ------------
                                          84,528                  $  1,073,629
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
OPPORTUNITY II SUBACCOUNT
2004
  Top I............................        3,842    $ 12.853057   $     49,381      1.1%       16.93%      0.00%
  Top Tradition....................       53,542    $ 12.853057   $    688,176      1.1%       16.93%      0.00%
  Top Plus.........................       20,696    $ 12.985241   $    268,747      0.9%       17.16%      0.00%
  Investar Vision & Top Spectrum...        6,383    $ 14.406341   $     91,954      1.4%       16.58%      0.00%
  Top Explorer.....................       43,658    $ 12.722318   $    555,435      1.3%       16.70%      0.00%
  Oncore & Firstar Oncore Flex.....       23,707    $ 14.311919   $    339,290      1.5%       16.47%      0.00%
  Oncore & Firstar Oncore Value....      183,977    $ 14.889703   $  2,739,361      0.9%       17.16%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      428,808    $ 14.406341   $  6,177,548      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Xtra.....      513,308    $ 14.406341   $  7,394,885      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Lite.....      156,244    $ 14.406341   $  2,250,910      1.4%       16.58%      0.00%
                                     ------------                 ------------
                                       1,434,165                  $ 20,555,687
                                     ------------                 ------------
2003
  Top I............................        3,670    $ 10.992008   $     40,346      1.1%       35.52%      0.05%
  Top Tradition....................       65,730    $ 10.992008   $    722,501      1.1%       35.52%      0.08%
  Top Plus.........................       31,462    $ 11.083042   $    348,692      0.9%       35.79%      0.09%
  Investar Vision & Top Spectrum...        6,973    $ 12.357050   $     86,164      1.4%       35.12%      0.08%
  Top Explorer.....................       56,933    $ 10.901773   $    620,670      1.3%       35.25%      0.08%
  Oncore & Firstar Oncore Flex.....       27,067    $ 12.288188   $    332,600      1.5%       34.98%      0.07%
  Oncore & Firstar Oncore Value....      212,892    $ 12.708516   $  2,705,540      0.9%       35.79%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      583,589    $ 12.357050   $  7,211,452      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Xtra.....      554,398    $ 12.357050   $  6,850,725      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Lite.....      270,449    $ 12.357050   $  3,341,952      1.4%       35.12%      0.08%
                                     ------------                 ------------
                                       1,813,163                  $ 22,260,642
                                     ------------                 ------------
2002
  Top I............................        7,767    $  8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition....................       64,592    $  8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus.........................       28,890    $  8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top Spectrum...        7,451    $  9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer.....................       52,049    $  8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex.....       38,242    $  9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value....      225,389    $  9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier.......................      613,606    $  9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra.....      596,327    $  9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite.....      241,758    $  9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                     ------------                 ------------
                                       1,876,071                  $ 17,044,409
                                     ------------                 ------------
2001
  Top I............................        8,307    $ 11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition....................       44,704    $ 11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus.........................       23,185    $ 11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum.....................        3,911    $ 12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer.....................       45,268    $ 11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex.....       38,737    $ 12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value....      180,541    $ 12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      615,990    $ 12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra.....      534,528    $ 12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite.....      144,783    $ 12.672277   $  1,834,732      1.4%       -1.09%      0.54%      4/17/01
                                     ------------                 ------------
                                       1,639,954                  $ 20,642,896
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
STRONG VARIABLE INSURANCE FUNDS, INC.:
  (CONTINUED)
OPPORTUNITY II SUBACCOUNT (CONTINUED)
2000
  Top I.....................................        3,464    $ 11.765451   $     40,755      1.1%        5.44%      0.24%
  Top Tradition.............................       28,808    $ 11.765451   $    338,941      1.1%        5.44%      0.33%
  Top Plus..................................       13,525    $ 11.792516   $    159,491      0.9%        5.65%      0.29%
  Investar Vision & Top Spectrum............          647    $ 13.345052   $      8,629      1.4%        5.13%      0.36%
  Top Explorer..............................       31,411    $ 11.738472   $    368,711      1.3%        5.23%      0.33%
  Oncore & Firstar Oncore Flex..............       24,993    $ 13.310073   $    332,665      1.5%        5.03%      0.41%
  Oncore & Firstar Oncore Value.............      124,830    $ 13.522012   $  1,687,956      0.9%        5.65%      0.32%
  Oncore & Firstar Oncore Premier...........      353,051    $ 13.345052   $  4,711,480      1.4%        5.13%      0.36%
  Oncore & Firstar Oncore Xtra..............      192,484    $ 13.345052   $  2,568,713      1.4%        5.13%      0.36%
                                              ------------                 ------------
                                                  773,213                  $ 10,217,341
                                              ------------                 ------------
MULTI CAP VALUE II SUBACCOUNT
2004
  Top I.....................................          617    $ 13.573321   $      8,368      1.1%       15.49%      0.00%
  Top Tradition.............................        5,182    $ 13.573321   $     70,343      1.1%       15.49%      0.00%
  Top Plus..................................        5,600    $ 13.712955   $     76,789      0.9%       15.72%      0.00%
  Top Explorer..............................        3,320    $ 13.435239   $     44,609      1.3%       15.26%      0.00%
  Oncore & Firstar Oncore Flex..............        9,933    $ 11.623051   $    115,448      1.5%       15.04%      0.00%
  Oncore & Firstar Oncore Value.............        6,857    $ 12.092388   $     82,920      0.9%       15.72%      0.00%
  Oncore & Firstar Oncore Premier...........       50,453    $ 11.699730   $    590,289      1.4%       15.15%      0.00%
  Oncore & Firstar Oncore Xtra..............       38,234    $ 11.699730   $    447,330      1.4%       15.15%      0.00%
                                              ------------                 ------------
                                                  120,196                  $  1,436,096
                                              ------------                 ------------
2003
  Top I.....................................          617    $ 11.752588   $      7,252      1.1%       36.89%      0.11%
  Top Tradition.............................        9,480    $ 11.752588   $    111,412      1.1%       36.89%      0.12%
  Top Plus..................................        7,179    $ 11.849948   $     85,067      0.9%       37.16%      0.10%
  Top Explorer..............................        3,416    $ 11.656107   $     39,817      1.3%       36.62%      0.12%
  Oncore & Firstar Oncore Flex..............       10,577    $ 10.103864   $    106,864      1.5%       36.35%      0.11%
  Oncore & Firstar Oncore Value.............        8,927    $ 10.449547   $     93,284      0.9%       37.16%      0.12%
  Oncore & Firstar Oncore Premier...........       72,909    $ 10.160486   $    740,795      1.4%       36.49%      0.10%
  Oncore & Firstar Oncore Xtra..............       42,608    $ 10.160486   $    432,918      1.4%       36.49%      0.10%
                                              ------------                 ------------
                                                  155,713                  $  1,617,409
                                              ------------                 ------------
2002
  Top I.....................................          618    $  8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition.............................        9,258    $  8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus..................................        8,155    $  8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer..............................        2,955    $  8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex..............       10,619    $  7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value.............        8,108    $  7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore Premier...........       85,631    $  7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra..............       52,316    $  7.444322   $    389,456      1.4%      -24.22%      0.37%
                                              ------------                 ------------
                                                  177,660                  $  1,347,836
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MULTI CAP VALUE II SUBACCOUNT (CONTINUED)
2001
  Top I.....................................          618    $ 11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition.............................       17,541    $ 11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus..................................        5,765    $ 11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum..............................        2,201    $  9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer..............................       20,612    $ 11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex..............       10,625    $  9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value.............        9,576    $ 10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore Premier...........      129,856    $  9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra..............       63,207    $  9.823899   $    620,940      1.4%        2.68%      0.00%
                                              ------------                 ------------
                                                  260,001                  $  2,620,422
                                              ------------                 ------------
2000
  Top Tradition.............................       27,544    $ 10.968728   $    302,119      1.1%        6.65%      0.50%
  Top Plus..................................        3,752    $ 10.993977   $     41,253      0.9%        6.86%      0.49%
  Top Explorer..............................       26,111    $ 10.943565   $    285,747      1.3%        6.44%      0.66%
  Oncore & Firstar Oncore Flex..............        2,432    $  9.542661   $     23,208      1.5%        6.23%      0.38%
  Oncore & Firstar Oncore Value.............       11,183    $  9.694721   $    108,412      0.9%        6.86%      0.41%
  Oncore & Firstar Oncore Premier...........      151,515    $  9.567752   $  1,449,672      1.4%        6.34%      0.67%
  Oncore & Firstar Oncore Xtra..............       14,931    $  9.567752   $    142,852      1.4%        6.34%      0.67%
                                              ------------                 ------------
                                                  237,468                  $  2,353,263
                                              ------------                 ------------
MID-CAP GROWTH II SUBACCOUNT
2004
  Top I.....................................        2,702    $  7.200348   $     19,454      1.1%       17.86%      0.00%
  Top Tradition.............................      114,311    $  7.200348   $    823,079      1.1%       17.86%      0.00%
  Top Plus..................................       13,515    $  7.274512   $     98,313      0.9%       18.09%      0.00%
  Investar Vision & Top Spectrum............        9,754    $ 11.854554   $    115,629      1.4%       17.51%      0.00%
  Top Explorer..............................       86,079    $  7.127003   $    613,486      1.3%       17.62%      0.00%
  Oncore & Firstar Oncore Flex..............       21,336    $ 11.776774   $    251,275      1.5%       17.39%      0.00%
  Oncore & Firstar Oncore Value.............      238,314    $ 12.252554   $  2,919,953      0.9%       18.09%      0.00%
  Oncore & Firstar Oncore Premier...........      803,840    $ 11.854554   $  9,529,168      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Xtra..............      484,841    $ 11.854554   $  5,747,576      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Lite..............       70,268    $ 11.854554   $    832,997      1.4%       17.51%      0.00%
                                              ------------                 ------------
                                                1,844,960                  $ 20,950,930
                                              ------------                 ------------
2003
  Top I.....................................        2,834    $  6.109458   $     17,317      1.1%       32.75%      0.00%
  Top Tradition.............................      136,978    $  6.109458   $    836,859      1.1%       32.75%      0.00%
  Top Plus..................................       24,446    $  6.160144   $    150,593      0.9%       33.02%      0.00%
  Investar Vision & Top Spectrum............        9,422    $ 10.088450   $     95,057      1.4%       32.36%      0.00%
  Top Explorer..............................      110,618    $  6.059228   $    670,262      1.3%       32.49%      0.00%
  Oncore & Firstar Oncore Flex..............       28,993    $ 10.032151   $    290,858      1.5%       32.23%      0.00%
  Oncore & Firstar Oncore Value.............      284,194    $ 10.375611   $  2,948,686      0.9%       33.02%      0.00%
  Oncore & Firstar Oncore Premier...........      991,015    $ 10.088450   $  9,997,796      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Xtra..............      590,657    $ 10.088450   $  5,958,818      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Lite..............      139,017    $ 10.088450   $  1,402,464      1.4%       32.36%      0.00%
                                              ------------                 ------------
                                                2,318,174                  $ 22,368,710
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
STRONG VARIABLE INSURANCE FUNDS,
  INC.: (CONTINUED)
MID-CAP GROWTH II SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,699    $  4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition....................      131,912    $  4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus.........................       32,322    $  4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top Spectrum...        9,488    $  7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer.....................      114,697    $  4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex.....       46,933    $  7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value....      303,965    $  7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,100,189    $  7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      626,229    $  7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite.....      130,895    $  7.621828   $    997,660      1.4%      -38.41%      0.00%
                                     ------------                 ------------
                                       2,498,329                  $ 18,244,595
                                     ------------                 ------------
2001
  Top I............................        1,733    $  7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition....................      132,257    $  7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus.........................       48,707    $  7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top Spectrum...       11,444    $ 12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer.....................      141,857    $  7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex.....       70,801    $ 12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value....      321,910    $ 12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,468,041    $ 12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra.....      763,291    $ 12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite.....       82,615    $ 12.375260   $  1,022,388      1.4%      -14.73%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,042,656                  $ 36,122,051
                                     ------------                 ------------
2000
  Top I............................        7,173    $ 10.880657   $     78,047      1.1%      -15.76%      0.00%
  Top Tradition....................      136,549    $ 10.880657   $  1,485,748      1.1%      -15.76%      0.00%
  Top Plus.........................       54,700    $ 10.905725   $    596,545      0.9%      -15.60%      0.00%
  Investar Vision & Top Spectrum...        9,789    $ 18.128240   $    177,450      1.4%      -16.01%      0.00%
  Top Explorer.....................      230,628    $ 10.855665   $  2,503,618      1.3%      -15.93%      0.00%
  Oncore & Firstar Oncore Flex.....       82,985    $ 18.080685   $  1,500,421      1.5%      -16.10%      0.00%
  Oncore & Firstar Oncore Value....      313,405    $ 18.368687   $  5,756,839      0.9%      -15.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,292,064    $ 18.128240   $ 23,422,853      1.4%      -16.01%      0.00%
  Oncore & Firstar Oncore Xtra.....      594,176    $ 18.128240   $ 10,771,357      1.4%      -16.01%      0.00%
                                     ------------                 ------------
                                       2,721,469                  $ 46,292,878
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
CORE PLUS FIXED INCOME SUBACCOUNT
2004
  Oncore Flex......................       22,850    $ 13.370815   $    305,526      1.5%        2.82%      3.77%
  Oncore & Firstar Oncore Value....       29,175    $ 13.910580   $    405,846      0.9%        3.43%      3.83%
  Oncore & Firstar Oncore
     Premier.......................      225,980    $ 13.459054   $  3,041,468      1.4%        2.92%      3.81%
  Oncore & Firstar Oncore Xtra.....       52,236    $ 13.459054   $    703,047      1.4%        2.92%      3.81%
                                     ------------                 ------------
                                         330,241                  $  4,455,887
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT
  (CONTINUED)
2003
  Oncore Flex...............................       24,259    $ 13.004005   $    315,465      1.5%        3.09%      0.06%
  Oncore & Firstar Oncore Value.............       32,204    $ 13.448755   $    433,100      0.9%        3.71%      0.06%
  Oncore & Firstar Oncore Premier...........      251,670    $ 13.076897   $  3,291,073      1.4%        3.19%      0.06%
  Oncore Xtra...............................       50,161    $ 13.076897   $    655,949      1.4%        3.19%      0.06%
                                              ------------                 ------------
                                                  358,294                  $  4,695,587
                                              ------------                 ------------
2002
  Oncore Flex...............................       27,114    $ 12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value.............       42,121    $ 12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore Premier...........      284,568    $ 12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore & Firstar Oncore Xtra..............        3,142    $ 12.672219   $     39,820      1.4%        5.84%      3.42%
                                              ------------                 ------------
                                                  356,945                  $  4,534,178
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Flex..............       26,172    $ 11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value.............       48,463    $ 12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore Premier...........      332,091    $ 11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra..............        3,512    $ 11.972451   $     42,044      1.4%        7.80%      3.78%
                                              ------------                 ------------
                                                  410,238                  $  4,921,053
                                              ------------                 ------------
2000
  Oncore Flex...............................       30,755    $ 11.076812   $    340,666      1.5%        9.45%      6.21%
  Oncore & Firstar Oncore Value.............       56,923    $ 11.253314   $    640,574      0.9%       10.10%      6.34%
  Oncore & Firstar Oncore Premier...........      394,328    $ 11.105951   $  4,379,391      1.4%        9.55%      6.55%
  Oncore & Xtra.............................        3,582    $ 11.105951   $     39,778      1.4%        9.55%      6.55%
                                              ------------                 ------------
                                                  485,588                  $  5,400,409
                                              ------------                 ------------
US REAL ESTATE SUBACCOUNT
2004
  Top I.....................................        7,435    $ 25.381114   $    188,715      1.1%       34.91%      1.15%
  Top Tradition.............................       33,230    $ 25.381114   $    843,421      1.1%       34.91%      1.56%
  Top Plus..................................       14,291    $ 25.642046   $    366,459      0.9%       35.18%      1.56%
  Investar Vision & Top Spectrum............        5,660    $ 21.411919   $    121,195      1.4%       34.51%      1.60%
  Top Explorer..............................       20,125    $ 25.123131   $    505,595      1.3%       34.64%      1.45%
  Oncore & Firstar Oncore Flex..............        5,499    $ 21.271668   $    116,963      1.5%       34.37%      1.73%
  Oncore & Firstar Oncore Value.............       46,568    $ 22.130175   $  1,030,562      0.9%       35.18%      1.70%
  Oncore & Firstar Oncore Premier...........      105,473    $ 21.411919   $  2,258,371      1.4%       34.51%      1.60%
  Oncore & Firstar Oncore Xtra..............      186,966    $ 21.411919   $  4,003,292      1.4%       34.51%      1.60%
                                              ------------                 ------------
                                                  425,247                  $  9,434,573
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2003
  Top I.....................................        1,089    $ 18.813690   $     20,481      1.1%       36.02%      0.00%
  Top Tradition.............................       22,541    $ 18.813690   $    424,077      1.1%       36.02%      0.00%
  Top Plus..................................       12,211    $ 18.969437   $    231,635      0.9%       36.29%      0.00%
  Top Spectrum..............................          771    $ 15.918756   $     12,279      1.4%       35.61%      0.00%
  Top Explorer..............................       13,271    $ 18.659388   $    247,624      1.3%       35.75%      0.00%
  Oncore & Firstar Oncore Flex..............        6,045    $ 15.830110   $     95,694      1.5%       35.48%      0.00%
  Oncore & Firstar Oncore Value.............       31,222    $ 16.371443   $    511,144      0.9%       36.29%      0.00%
  Oncore & Firstar Oncore Premier...........       65,997    $ 15.918756   $  1,050,609      1.4%       35.61%      0.00%
  Oncore & Firstar Oncore Xtra..............       64,769    $ 15.918756   $  1,031,037      1.4%       35.61%      0.00%
                                              ------------                 ------------
                                                  217,916                  $  3,624,580
                                              ------------                 ------------
2002
  Top I.....................................        1,779    $ 13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition.............................       15,072    $ 13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus..................................        1,996    $ 13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum..............................          391    $ 11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer..............................        2,402    $ 13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex..............        4,405    $ 11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value.............       12,813    $ 12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore Premier...........       45,545    $ 11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra...............................    1,277,332    $ 11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                              ------------                 ------------
                                                1,361,735                  $ 16,032,079
                                              ------------                 ------------
2001
  Top I.....................................          365    $ 14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition.............................       13,869    $ 14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus..................................        1,196    $ 14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum..............................       10,323    $ 11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer..............................        3,884    $ 14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex..............        3,776    $ 11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value.............       15,975    $ 12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore Premier...........       73,851    $ 11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra..............        3,123    $ 11.997048   $     37,472      1.4%        8.32%      3.41%
                                              ------------                 ------------
                                                  126,362                  $  1,559,680
                                              ------------                 ------------
2000
  Top I.....................................        6,574    $ 12.974045   $     85,291      1.1%       27.87%      1.70%
  Top Tradition.............................       34,794    $ 12.974045   $    451,421      1.1%       27.87%      2.77%
  Top Plus..................................          259    $ 13.003900   $      3,363      0.9%       28.12%      0.75%
  Investar Vision & Top Spectrum............       11,549    $ 11.075951   $    127,911      1.4%       27.49%      2.67%
  Top Explorer..............................        4,345    $ 12.944308   $     56,241      1.3%       27.61%      2.26%
  Oncore & Firstar Oncore Flex..............        3,787    $ 11.046907   $     41,838      1.5%       27.36%      2.20%
  Oncore & Firstar Oncore Value.............       25,564    $ 11.222911   $    286,904      0.9%       28.12%      1.81%
  Oncore & Firstar Oncore Premier...........      125,785    $ 11.075951   $  1,393,189      1.4%       27.49%      2.67%
  Oncore Xtra...............................        3,126    $ 11.075951   $     34,626      1.4%       27.49%      2.67%
                                              ------------                 ------------
                                                  215,783                  $  2,480,784
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
VALUE SUBACCOUNT
2004
  Oncore Flex...............................        2,151    $ 12.409098   $     26,694      1.5%       16.09%      1.07%
  Oncore Value..............................        9,265    $ 12.910013   $    119,605      0.9%       16.78%      1.19%
  Oncore & Firstar Oncore Premier...........       67,253    $ 12.490986   $    840,064      1.4%       16.20%      0.98%
  Oncore Xtra...............................        9,929    $ 12.490986   $    124,018      1.4%       16.20%      0.98%
                                              ------------                 ------------
                                                   88,598                  $  1,110,381
                                              ------------                 ------------
2003
  Oncore Flex...............................        3,746    $ 10.689314   $     40,040      1.5%       32.10%      0.00%
  Oncore Value..............................       10,715    $ 11.054926   $    118,456      0.9%       32.88%      0.00%
  Oncore & Firstar Oncore Premier...........       69,251    $ 10.749233   $    744,395      1.4%       32.23%      0.00%
  Oncore Xtra...............................       10,177    $ 10.749233   $    109,394      1.4%       32.23%      0.00%
                                              ------------                 ------------
                                                   93,889                  $  1,012,285
                                              ------------                 ------------
2002
  Oncore Flex...............................        3,716    $  8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value..............................        8,393    $  8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore Premier...........       74,364    $  8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra...............................       14,377    $  8.129174   $    116,874      1.4%      -23.23%      0.92%
                                              ------------                 ------------
                                                  100,850                  $    821,286
                                              ------------                 ------------
2001
  Oncore Flex...............................        4,627    $ 10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value..............................       15,465    $ 10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore Premier...........       83,555    $ 10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra..............       15,876    $ 10.589267   $    168,120      1.4%        0.85%      0.95%
                                              ------------                 ------------
                                                  119,523                  $  1,268,482
                                              ------------                 ------------
2000
  Oncore Flex...............................        6,697    $ 10.472537   $     70,139      1.5%       23.11%      1.06%
  Oncore Value..............................       18,756    $ 10.639299   $    199,547      0.9%       23.84%      1.10%
  Oncore & Firstar Oncore Premier...........       89,566    $ 10.500086   $    940,455      1.4%       23.23%      1.03%
  Oncore Xtra...............................        6,941    $ 10.500086   $     72,881      1.4%       23.23%      1.03%
                                              ------------                 ------------
                                                  121,960                  $  1,283,022
                                              ------------                 ------------
EMERGING MARKET DEBT SUBACCOUNT
2004
  Oncore & Firstar Oncore Value.............        2,238    $ 15.582645   $     34,870      0.9%        9.08%     10.57%
  Oncore & Firstar Oncore Premier...........        9,807    $ 15.076787   $    147,857      1.4%        8.54%      6.88%
  Oncore Xtra...............................        1,317    $ 15.076787   $     19,863      1.4%        8.54%      6.88%
                                              ------------                 ------------
                                                   13,362                  $    202,590
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Value.............          527    $ 14.285833   $      7,535      0.9%       26.72%      0.00%
  Oncore & Firstar Oncore Premier...........       11,156    $ 13.890773   $    154,958      1.4%       26.10%      0.00%
  Oncore Xtra...............................        1,426    $ 13.890773   $     19,804      1.4%       26.10%      0.00%
                                              ------------                 ------------
                                                   13,109                  $    182,297
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
EMERGING MARKET DEBT SUBACCOUNT (CONTINUED)
2002
  Oncore & Firstar Oncore Value.............        4,551    $ 11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore Premier...........       11,716    $ 11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra...............................        2,122    $ 11.015680   $     23,373      1.4%        7.71%      7.28%
                                              ------------                 ------------
                                                   18,389                  $    203,740
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Value.............        5,107    $ 10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore Premier...........       12,854    $ 10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra..............        2,379    $ 10.226805   $     24,326      1.4%        8.57%      7.51%
                                              ------------                 ------------
                                                   20,340                  $    208,967
                                              ------------                 ------------
2000
  Oncore & Firstar Oncore Value.............        8,544    $  9.544453   $     81,547      0.9%       10.40%     11.94%
  Oncore & Firstar Oncore Premier...........       20,917    $  9.419421   $    197,029      1.4%        9.85%     12.62%
  Oncore Xtra...............................          761    $  9.419421   $      7,167      1.4%        9.85%     12.62%
                                              ------------                 ------------
                                                   30,222                  $    285,743
                                              ------------                 ------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
GROWTH & INCOME SUBACCOUNT
2004
  Top I.....................................        5,276    $ 11.253743   $     59,379      1.1%       17.50%      2.46%
  Top Tradition.............................       24,067    $ 11.253743   $    270,844      1.1%       17.50%      2.11%
  Top Plus..................................        5,020    $ 11.369495   $     57,075      0.9%       17.74%      1.90%
  Investar Vision & Top Spectrum............       15,520    $  9.711236   $    150,722      1.4%       17.15%      2.46%
  Top Explorer..............................       24,222    $ 11.139244   $    269,815      1.3%       17.27%      1.84%
  Oncore & Firstar Oncore Flex..............       31,595    $  9.647559   $    304,818      1.5%       17.04%      1.88%
  Oncore & Firstar Oncore Value.............      266,214    $ 10.037103   $  2,672,022      0.9%       17.74%      2.84%
  Oncore & Firstar Oncore Premier...........      738,836    $  9.711236   $  7,174,996      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Xtra..............      723,459    $  9.711236   $  7,025,682      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Lite..............      675,997    $  9.711236   $  6,564,765      1.4%       17.15%      2.46%
                                              ------------                 ------------
                                                2,510,206                  $ 24,550,118
                                              ------------                 ------------
2003
  Top I.....................................        1,417    $  9.577460   $     13,574      1.1%       23.01%      1.36%
  Top Tradition.............................       19,436    $  9.577460   $    186,143      1.1%       23.01%      1.47%
  Top Plus..................................        1,774    $  9.656808   $     17,131      0.9%       23.25%      1.56%
  Top Spectrum..............................          935    $  8.289314   $      7,749      1.4%       22.64%      1.73%
  Top Explorer..............................       19,586    $  9.498828   $    186,046      1.3%       22.77%      1.31%
  Oncore Flex...............................       22,040    $  8.243099   $    181,675      1.5%       22.52%      0.90%
  Oncore & Firstar Oncore Value.............       97,467    $  8.525128   $    830,919      0.9%       23.25%      1.47%
  Oncore & Firstar Oncore Premier...........      313,813    $  8.289314   $  2,601,299      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Xtra..............      365,089    $  8.289314   $  3,026,337      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Lite..............      260,913    $  8.289314   $  2,162,791      1.4%       22.64%      1.56%
                                              ------------                 ------------
                                                1,102,470                  $  9,213,664
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,418    $  7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition....................       16,086    $  7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus.........................        1,512    $  7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer.....................       19,154    $  7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex......................       50,672    $  6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value....       83,623    $  6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier.......................      310,061    $  6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra.....      295,724    $  6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite.....      101,941    $  6.758832   $    689,001      1.4%      -12.56%      1.57%
                                     ------------                 ------------
                                         880,191                  $  5,999,053
                                     ------------                 ------------
2001
  Top I............................        1,419    $  8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition....................       19,256    $  8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus.........................          916    $  8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer.....................       15,077    $  8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex.....       40,776    $  7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value....       79,514    $  7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      309,046    $  7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra.....      235,382    $  7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite......................       17,578    $  7.730038   $    135,881      1.4%       -1.77%      0.59%      4/17/01
                                     ------------                 ------------
                                         718,964                  $  5,609,312
                                     ------------                 ------------
2000
  Top I............................        1,413    $  9.901207   $     13,988      1.1%       -5.72%      0.63%
  Top Tradition....................       18,028    $  9.901207   $    178,500      1.1%       -5.72%      0.48%
  Top Plus.........................        1,461    $  9.923988   $     14,501      0.9%       -5.54%      0.37%
  Top Explorer.....................        3,392    $  9.878486   $     33,504      1.3%       -5.91%      0.55%
  Oncore & Firstar Oncore Flex.....       34,930    $  8.623584   $    301,225      1.5%       -6.09%      0.38%
  Oncore & Firstar Oncore Value....       91,361    $  8.760996   $    800,416      0.9%       -5.54%      0.38%
  Oncore & Firstar Oncore
     Premier.......................      264,785    $  8.646279   $  2,289,397      1.4%       -6.00%      0.44%
  Oncore & Firstar Oncore Xtra.....       75,055    $  8.646279   $    648,949      1.4%       -6.00%      0.44%
                                     ------------                 ------------
                                         490,425                  $  4,280,480
                                     ------------                 ------------
CORE US EQUITY SUBACCOUNT
2004
  Top I............................        1,395    $  9.568193   $     13,347      1.1%       13.69%      0.93%
  Top Tradition....................       21,559    $  9.568193   $    206,284      1.1%       13.69%      1.24%
  Top Plus.........................        4,797    $  9.666608   $     46,371      0.9%       13.91%      1.13%
  Top Spectrum.....................            6    $ 10.774073   $         68      1.4%       13.35%      1.21%
  Top Explorer.....................       14,453    $  9.470844   $    136,880      1.3%       13.46%      0.93%
  Oncore & Firstar Oncore Flex.....       25,784    $ 10.703431   $    275,980      1.5%       13.24%      0.99%
  Oncore & Firstar Oncore Value....      143,000    $ 11.135594   $  1,592,385      0.9%       13.91%      1.12%
  Oncore & Firstar Oncore
     Premier.......................      522,966    $ 10.774073   $  5,634,477      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Xtra.....      420,443    $ 10.774073   $  4,529,880      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Lite.....      256,285    $ 10.774073   $  2,761,233      1.4%       13.35%      1.21%
                                     ------------                 ------------
                                       1,410,688                  $ 15,196,905
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CORE US EQUITY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       18,201    $  8.416223   $    153,181      1.1%       28.07%      0.76%
  Top Plus.........................        4,818    $  8.485938   $     40,884      0.9%       28.32%      1.15%
  Investar Vision & Top Spectrum...        2,232    $  9.505131   $     21,213      1.4%       27.69%      0.94%
  Top Explorer.....................       18,179    $  8.347120   $    151,744      1.3%       27.81%      0.71%
  Oncore & Firstar Oncore Flex.....       33,028    $  9.452134   $    312,184      1.5%       27.56%      0.73%
  Oncore & Firstar Oncore Value....      120,665    $  9.775513   $  1,179,564      0.9%       28.32%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      417,384    $  9.505131   $  3,967,287      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Xtra.....      317,336    $  9.505131   $  3,016,325      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Lite.....      107,031    $  9.505131   $  1,017,347      1.4%       27.69%      0.94%
                                     ------------                 ------------
                                       1,038,874                  $  9,859,729
                                     ------------                 ------------
2002
  Top Tradition....................       14,974    $  6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus.........................        2,145    $  6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top Spectrum...       11,603    $  7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer.....................       18,931    $  6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex.....       38,034    $  7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value....      101,320    $  7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier.......................      385,471    $  7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra.....      210,179    $  7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite......................       19,240    $  7.443985   $    143,226      1.4%      -22.97%      0.54%
                                     ------------                 ------------
                                         801,897                  $  5,953,506
                                     ------------                 ------------
2001
  Top I............................           83    $  8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition....................       11,782    $  8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus.........................        3,786    $  8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top Spectrum...       12,090    $  9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer.....................       20,857    $  8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex.....       46,745    $  9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value....       99,007    $  9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      423,371    $  9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra.....      231,011    $  9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite......................        9,168    $  9.664349   $     88,599      1.4%       -3.70%      0.50%      4/17/01
                                     ------------                 ------------
                                         857,900                  $  8,264,053
                                     ------------                 ------------
2000
  Top I............................           38    $  9.767104   $        369      1.1%      -10.60%      1.09%
  Top Tradition....................       15,496    $  9.767104   $    151,349      1.1%      -10.60%      0.74%
  Top Plus.........................        2,471    $  9.789574   $     24,189      0.9%      -10.42%      0.64%
  Investar Vision & Top Spectrum...       12,704    $ 11.129638   $    141,394      1.4%      -10.86%      0.67%
  Top Explorer.....................       27,155    $  9.744700   $    264,617      1.3%      -10.77%      0.92%
  Oncore & Firstar Oncore Flex.....       50,813    $ 11.100434   $    564,047      1.5%      -10.95%      0.70%
  Oncore & Firstar Oncore Value....      111,950    $ 11.277239   $  1,262,491      0.9%      -10.42%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      387,430    $ 11.129638   $  4,311,962      1.4%      -10.86%      0.67%
  Oncore Xtra......................       75,569    $ 11.129638   $    841,050      1.4%      -10.86%      0.67%
                                     ------------                 ------------
                                         683,626                  $  7,561,468
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....       15,465    $ 11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value....       35,579    $ 11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier.......................      156,735    $ 11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra.....      102,601    $ 11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite.....       18,686    $ 11.469316   $    214,312      1.4%        1.80%      5.43%      4/17/01
                                     ------------                 ------------
                                         329,066                  $  3,780,998
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       16,794    $ 11.068437   $    185,882      1.5%        7.45%     10.14%
  Oncore & Firstar Oncore Value....       11,929    $ 11.244801   $    134,139      0.9%        8.08%     10.35%
  Oncore & Firstar Oncore
     Premier.......................       93,629    $ 11.097566   $  1,039,058      1.4%        7.55%     12.15%
  Oncore Xtra......................       16,840    $ 11.097566   $    186,879      1.4%        7.55%     12.15%
                                     ------------                 ------------
                                         139,192                  $  1,545,958
                                     ------------                 ------------
CAPITAL GROWTH SUBACCOUNT
2004
  Top I............................           58    $  8.508390   $        495      1.1%        7.90%      0.60%
  Top Tradition....................       17,062    $  8.508390   $    145,168      1.1%        7.90%      0.63%
  Top Plus.........................        2,591    $  8.595928   $     22,275      0.9%        8.11%      0.66%
  Investar Vision & Top Spectrum...       13,942    $ 10.890456   $    151,832      1.4%        7.58%      0.55%
  Top Explorer.....................       12,326    $  8.421774   $    103,805      1.3%        7.68%      0.60%
  Oncore & Firstar Oncore Flex.....       13,111    $ 10.453079   $    137,047      1.5%        7.47%      0.72%
  Oncore & Firstar Oncore Value....      174,593    $ 10.875163   $  1,898,728      0.9%        8.11%      1.21%
  Oncore & Firstar Oncore
     Premier.......................      416,483    $ 10.522029   $  4,382,251      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Xtra.....      386,602    $ 10.522029   $  4,067,839      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Lite.....      341,142    $ 10.522029   $  3,589,506      1.4%        7.58%      1.11%
                                     ------------                 ------------
                                       1,377,910                  $ 14,498,946
                                     ------------                 ------------
2003
  Top I............................           73    $  7.885625   $        576      1.1%       22.39%      0.14%
  Top Tradition....................       22,684    $  7.885625   $    178,874      1.1%       22.39%      0.28%
  Top Plus.........................        3,825    $  7.950961   $     30,413      0.9%       22.63%      0.25%
  Investar Vision & Top Spectrum...       27,886    $ 10.123381   $    282,304      1.4%       22.03%      0.26%
  Top Explorer.....................       17,352    $  7.820835   $    135,704      1.3%       22.15%      0.25%
  Oncore Flex......................       12,960    $  9.726410   $    126,053      1.5%       21.91%      0.27%
  Oncore & Firstar Oncore Value....       64,973    $ 10.059169   $    653,577      0.9%       22.63%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      232,062    $  9.780917   $  2,269,777      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Xtra.....      195,821    $  9.780917   $  1,915,308      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Lite.....       81,341    $  9.780917   $    795,593      1.4%       22.03%      0.29%
                                     ------------                 ------------
                                         658,977                  $  6,388,179
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................           89    $  6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition....................       20,955    $  6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus.........................        5,440    $  6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top Spectrum...       30,917    $  8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer.....................       26,820    $  6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar.................       17,297    $  7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value....       68,203    $  8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      252,183    $  8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra.....      173,153    $  8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite......................       40,034    $  8.015187   $    320,881      1.4%      -25.38%      0.18%
                                     ------------                 ------------
                                         635,091                  $  5,026,527
                                     ------------                 ------------
2001
  Top I............................          106    $  8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition....................       18,972    $  8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus.........................        7,509    $  8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top Spectrum...       47,707    $ 11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer.....................       11,056    $  8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex.....       16,103    $ 10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value....       62,797    $ 10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      310,825    $ 10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra.....      142,219    $ 10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite......................       14,354    $ 10.741026   $    154,177      1.4%       -5.71%      0.18%      4/17/01
                                     ------------                 ------------
                                         631,648                  $  6,733,819
                                     ------------                 ------------
2000
  Top I............................          118    $ 10.175293   $      1,201      1.1%       -8.97%      0.08%
  Top Tradition....................       17,879    $ 10.175293   $    181,922      1.1%       -8.97%      0.14%
  Top Plus.........................        2,166    $ 10.198702   $     22,085      0.9%       -8.79%      0.13%
  Investar Vision & Top Spectrum...       50,896    $ 13.179906   $    670,800      1.4%       -9.24%      0.10%
  Top Explorer.....................        9,008    $ 10.151952   $     91,451      1.3%       -9.15%      0.14%
  Oncore & Firstar Oncore Flex.....       28,384    $ 12.700662   $    360,499      1.5%       -9.33%      0.15%
  Oncore & Firstar Oncore Value....       46,512    $ 12.902912   $    600,135      0.9%       -8.79%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      294,575    $ 12.734037   $  3,751,143      1.4%       -9.24%      0.12%
  Oncore Xtra......................       62,243    $ 12.734037   $    792,604      1.4%       -9.24%      0.12%
                                     ------------                 ------------
                                         511,781                  $  6,471,840
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.:
EMERGING MARKET SUBACCOUNT
2004
  Top I.....................................        2,677    $ 15.910050   $     42,589      1.1%       29.16%      0.49%
  Top Tradition.............................       32,890    $ 15.910050   $    523,281      1.1%       29.16%      0.70%
  Top Plus..................................       17,239    $ 16.073745   $    277,101      0.9%       29.42%      0.71%
  Investar Vision & Top Spectrum............       12,143    $ 14.384975   $    174,674      1.4%       28.78%      0.78%
  Top Explorer..............................       67,157    $ 15.748173   $  1,057,603      1.3%       28.91%      0.66%
  Oncore & Firstar Oncore Flex..............       16,447    $ 14.307077   $    235,307      1.5%       28.65%      0.69%
  Oncore & Firstar Oncore Value.............      118,442    $ 14.782215   $  1,750,831      0.9%       29.42%      0.64%
  Oncore & Firstar Oncore Premier...........      208,062    $ 14.384975   $  2,992,974      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Xtra..............      184,797    $ 14.384975   $  2,658,294      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Lite..............      271,393    $ 14.384975   $  3,903,978      1.4%       28.78%      0.78%
                                              ------------                 ------------
                                                  931,247                  $ 13,616,632
                                              ------------                 ------------
2003
  Top Tradition.............................       28,285    $ 12.317740   $    348,406      1.1%       51.28%      0.06%
  Top Plus..................................       11,990    $ 12.419811   $    148,916      0.9%       51.58%      0.06%
  Investar Vision & Top Spectrum............       21,514    $ 11.170138   $    240,312      1.4%       50.83%      0.06%
  Top Explorer..............................       59,118    $ 12.216585   $    722,225      1.3%       50.98%      0.06%
  Oncore Flex...............................       13,674    $ 11.120629   $    152,065      1.5%       50.68%      0.05%
  Oncore & Firstar Oncore Value.............       83,226    $ 11.421882   $    950,600      0.9%       51.58%      0.06%
  Oncore & Firstar Oncore Premier...........      110,955    $ 11.170138   $  1,239,386      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Xtra..............      198,677    $ 11.170138   $  2,219,248      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Lite..............       23,810    $ 11.170138   $    265,956      1.4%       50.83%      0.06%
                                              ------------                 ------------
                                                  551,249                  $  6,287,114
                                              ------------                 ------------
2002
  Top I.....................................        1,492    $  8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition.............................       31,520    $  8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus..................................       10,946    $  8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top Spectrum............       28,005    $  7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer..............................       60,165    $  8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex...............................       13,220    $  7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value.............       54,024    $  7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore Premier...........      100,263    $  7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra..............      214,181    $  7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite...............................        9,097    $  7.405782   $     67,368      1.4%       -2.86%      0.86%
                                              ------------                 ------------
                                                  522,913                  $  3,953,456
                                              ------------                 ------------
2001
  Top Tradition.............................       12,483    $  8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus..................................        1,047    $  8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top Spectrum............       32,274    $  7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer..............................       54,145    $  8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex..............        6,437    $  7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value.............       42,948    $  7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore Premier...........       67,943    $  7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra...............................       12,782    $  7.623890   $     97,446      1.4%       -6.39%      0.40%
                                              ------------                 ------------
                                                  230,059                  $  1,805,656
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
EMERGING MARKET SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................       11,322    $  8.901738   $    100,784      1.1%      -28.86%      0.18%
  Top Plus..................................        1,167    $  8.922265   $     10,417      0.9%      -28.71%      0.16%
  Investar Vision & Top Spectrum............       43,587    $  8.144687   $    355,004      1.4%      -29.07%      0.20%
  Top Explorer..............................       51,070    $  8.881291   $    453,564      1.3%      -29.00%      0.12%
  Oncore & Firstar Oncore Flex..............       10,112    $  8.132649   $     82,240      1.5%      -29.14%      0.23%
  Oncore & Firstar Oncore Value.............       24,583    $  8.205354   $    201,709      0.9%      -28.71%      0.26%
  Oncore & Firstar Oncore Premier...........       63,056    $  8.144687   $    513,573      1.4%      -29.07%      0.20%
  Oncore Xtra...............................       22,177    $  8.144687   $    180,625      1.4%      -29.07%      0.20%
                                              ------------                 ------------
                                                  227,074                  $  1,897,916
                                              ------------                 ------------
SMALL CAP SUBACCOUNT
2004
  Top I.....................................        2,062    $ 18.593323   $     38,338      1.1%       13.63%      0.00%
  Top Tradition.............................       76,754    $ 18.593323   $  1,427,113      1.1%       13.63%      0.00%
  Top Plus..................................       29,999    $ 18.784536   $    563,525      0.9%       13.86%      0.00%
  Investar Vision & Top Spectrum............        4,166    $ 16.146731   $     67,269      1.4%       13.30%      0.00%
  Top Explorer..............................       55,688    $ 18.404237   $  1,024,903      1.3%       13.41%      0.00%
  Oncore & Firstar Oncore Flex..............       49,757    $ 16.059334   $    799,056      1.5%       13.19%      0.00%
  Oncore & Firstar Oncore Value.............      229,934    $ 16.592504   $  3,815,182      0.9%       13.86%      0.00%
  Oncore & Firstar Oncore Premier...........      684,580    $ 16.146731   $ 11,053,703      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Xtra..............      723,166    $ 16.146731   $ 11,676,774      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Lite..............      303,487    $ 16.146731   $  4,900,327      1.4%       13.30%      0.00%
                                              ------------                 ------------
                                                2,159,593                  $ 35,366,190
                                              ------------                 ------------
2003
  Top I.....................................          614    $ 16.362380   $     10,050      1.1%       35.73%      0.00%
  Top Tradition.............................      102,226    $ 16.362380   $  1,672,660      1.1%       35.73%      0.00%
  Top Plus..................................       29,707    $ 16.497870   $    490,107      0.9%       36.00%      0.00%
  Investar Vision & Top Spectrum............        2,895    $ 14.251640   $     41,252      1.4%       35.33%      0.00%
  Top Explorer..............................       62,888    $ 16.228101   $  1,020,554      1.3%       35.46%      0.00%
  Oncore & Firstar Oncore Flex..............       57,563    $ 14.188521   $    816,735      1.5%       35.20%      0.00%
  Oncore & Firstar Oncore Value.............      156,880    $ 14.572671   $  2,286,167      0.9%       36.00%      0.00%
  Oncore & Firstar Oncore Premier...........      536,066    $ 14.251640   $  7,639,815      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Xtra..............      589,418    $ 14.251640   $  8,400,174      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Lite..............      135,822    $ 14.251640   $  1,935,682      1.4%       35.33%      0.00%
                                              ------------                 ------------
                                                1,674,079                  $ 24,313,196
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
LAZARD RETIREMENT SERIES INC.:
  (CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,760    $ 12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition....................      103,931    $ 12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus.........................       30,599    $ 12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top Spectrum...        3,908    $ 10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer.....................       63,418    $ 11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex.....       40,710    $ 10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value....      147,305    $ 10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      416,026    $ 10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra.....      463,842    $ 10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite.....       77,031    $ 10.531174   $    811,222      1.4%      -18.81%      0.00%
                                     ------------                 ------------
                                       1,349,530                  $ 14,541,200
                                     ------------                 ------------
2001
  Top I............................        5,795    $ 14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition....................       54,750    $ 14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus.........................       20,065    $ 14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum.....................        2,946    $ 12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer.....................       59,793    $ 14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex.....        8,258    $ 12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value....       60,187    $ 13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier.......................      230,069    $ 12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra.....      195,238    $ 12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite.....       10,077    $ 12.971690   $    130,710      1.4%       20.44%      0.14%      4/17/01
                                     ------------                 ------------
                                         647,178                  $  8,659,325
                                     ------------                 ------------
2000
  Top Tradition....................        7,263    $ 12.617728   $     91,645      1.1%       19.74%      0.32%
  Top Plus.........................        1,113    $ 12.646744   $     14,071      0.9%       19.97%      0.26%
  Top Explorer.....................       13,745    $ 12.588791   $    173,031      1.3%       19.50%      0.46%
  Oncore Flex......................        1,890    $ 11.072119   $     20,928      1.5%       19.26%      0.45%
  Oncore Value.....................        9,081    $ 11.170949   $    101,445      0.9%       19.97%      0.44%
  Oncore & Firstar Oncore
     Premier.......................       39,466    $ 11.088474   $    437,613      1.4%       19.38%      0.35%
  Oncore & Firstar Oncore Xtra.....       11,770    $ 11.088474   $    130,513      1.4%       19.38%      0.35%
                                     ------------                 ------------
                                          84,328                  $    969,246
                                     ------------                 ------------
THE PRUDENTIAL SERIES FUND, INC.:
JENNISON 20/20 FOCUS SUBACCOUNT
2004
  Top Tradition....................        1,270    $ 14.111196   $     17,926      1.1%       14.12%      0.00%
  Top Spectrum.....................          814    $ 14.474365   $     11,780      1.4%       13.78%      0.00%
  Top Explorer.....................        1,563    $ 14.064683   $     21,981      1.3%       13.89%      0.00%
  Oncore & Firstar Oncore Flex.....        5,391    $ 10.389413   $     56,013      1.5%       13.67%      0.00%
  Oncore & Firstar Oncore Value....      112,073    $ 10.701866   $  1,199,391      0.9%       14.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      471,111    $ 10.440691   $  4,918,725      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Xtra.....      366,339    $ 10.440691   $  3,824,829      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Lite.....      305,389    $ 10.440691   $  3,188,473      1.4%       13.78%      0.00%
                                     ------------                 ------------
                                       1,263,950                  $ 13,239,118
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
JENNISON 20/20 FOCUS SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          167    $ 12.365330   $      2,066      1.1%       23.65%      0.00%       5/1/03
  Top Explorer.....................          505    $ 12.349020   $      6,239      1.3%       23.49%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....       11,827    $  9.140135   $    108,098      1.5%       26.90%      0.00%
  Oncore & Firstar Oncore Value....       67,222    $  9.359209   $    629,148      0.9%       27.65%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      228,307    $  9.176173   $  2,094,988      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Xtra.....      217,921    $  9.176173   $  1,999,677      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Lite.....      120,227    $  9.176173   $  1,103,220      1.4%       27.02%      0.00%
                                     ------------                 ------------
                                         646,176                  $  5,943,436
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       15,829    $  7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value....        6,681    $  7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,648    $  7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,142    $  7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite......................       14,196    $  7.224177   $    102,556      1.4%      -23.65%      0.00%
                                     ------------                 ------------
                                         168,496                  $  1,217,630
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        3,686    $  9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value....        5,108    $  9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier.......................       71,494    $  9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra.....       26,650    $  9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite......................        3,204    $  9.461789   $     30,311      1.4%       -1.28%      0.30%      4/17/01
                                     ------------                 ------------
                                         110,142                  $  1,042,549
                                     ------------                 ------------
2000
  Oncore Flex......................        1,781    $  9.712555   $     17,298      1.5%       -2.87%      0.07%       1/4/00
  Oncore Value.....................        3,427    $  9.769522   $     33,476      0.9%       -2.30%      0.09%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................       42,030    $  9.721993   $    408,623      1.4%       -2.78%      0.09%       1/4/00
  Oncore Xtra......................        9,244    $  9.721993   $     89,867      1.4%       -2.78%      0.09%       1/4/00
                                     ------------                 ------------
                                          56,482                  $    549,264
                                     ------------                 ------------
JENNISON SUBACCOUNT
2004
  Top Tradition....................        2,153    $ 13.133861   $     28,271      1.1%        8.03%      0.05%
  Top Plus.........................        1,955    $ 13.177341   $     25,759      0.9%        8.24%      0.08%
  Top Explorer.....................          213    $ 13.090566   $      2,783      1.3%        7.81%      0.08%
  Oncore & Firstar Oncore Flex.....        6,199    $  6.395441   $     39,648      1.5%        7.60%      0.04%
  Oncore & Firstar Oncore Value....       81,191    $  6.587872   $    534,879      0.9%        8.24%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      392,291    $  6.427045   $  2,521,273      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Xtra.....      343,789    $  6.427045   $  2,209,549      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Lite.....      258,410    $  6.427045   $  1,660,813      1.4%        7.71%      0.04%
                                     ------------                 ------------
                                       1,086,201                  $  7,022,975
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
JENNISON SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,595    $ 12.157960   $     19,392      1.1%       21.58%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....        5,792    $  5.943733   $     34,428      1.5%       27.69%      0.00%
  Oncore & Firstar Oncore Value....       78,941    $  6.086276   $    480,456      0.9%       28.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      476,587    $  5.967201   $  2,843,888      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      317,143    $  5.967201   $  1,892,455      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Lite.....      191,480    $  5.967201   $  1,142,599      1.4%       27.82%      0.00%
                                     ------------                 ------------
                                       1,071,538                  $  6,413,218
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....        9,479    $  4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value....       57,686    $ 15.845027   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      467,403    $  4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra.....      353,812    $  4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite......................       68,648    $  4.668475   $    320,483      1.4%      -32.12%      0.00%
                                     ------------                 ------------
                                         957,028                  $  4,471,754
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       10,192    $  6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value....       42,197    $  6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,025    $  6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra.....      308,693    $  6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite......................        3,341    $  6.877368   $     22,978      1.4%       -5.58%      0.00%      4/17/01
                                     ------------                 ------------
                                         824,448                  $  5,672,774
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       14,322    $  8.560049   $    122,601      1.5%      -14.40%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....       31,339    $  8.610292   $    269,841      0.9%      -13.90%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      278,764    $  8.568376   $  2,388,557      1.4%      -14.32%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      113,644    $  8.568376   $    973,736      1.4%      -14.32%      0.00%       1/4/00
                                     ------------                 ------------
                                         438,069                  $  3,754,735
                                     ------------                 ------------
BRINSON SERIES TRUST:
STRATEGIC INCOME SUBACCOUNT (NOTE
  5)
2000
  Oncore & Firstar Oncore Flex.....        1,210    $  9.905889   $     11,986      1.5%       -0.69%      4.56%
  Oncore Value.....................        8,623    $  9.994321   $     86,183      0.9%       -0.10%      9.29%
  Oncore & Firstar Oncore
     Premier.......................       33,146    $  9.920537   $    328,826      1.4%       -0.59%      5.61%
  Oncore & Firstar Oncore Xtra.....       16,142    $  9.920537   $    160,132      1.4%       -0.59%      5.61%
                                     ------------                 ------------
                                          59,121                  $    587,127
                                     ------------                 ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Flex.....       10,561    $  9.854619   $    104,077      1.5%       -6.18%      0.38%
  Oncore & Firstar Oncore Value....        4,385    $  9.942579   $     43,601      0.9%       -5.63%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      105,443    $  9.869169   $  1,040,639      1.4%       -6.09%      0.23%
  Oncore & Firstar Oncore Xtra.....       33,649    $  9.869169   $    332,075      1.4%       -6.09%      0.23%
                                     ------------                 ------------
                                         154,038                  $  1,520,392
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
BRINSON SERIES TRUST: (CONTINUED)
SMALL CAP SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Value....        2,656    $ 12.237315   $     32,505      0.9%       13.13%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       38,496    $ 12.147002   $    467,615      1.4%       12.57%      0.00%
  Oncore Xtra......................        6,088    $ 12.147002   $     73,941      1.4%       12.57%      0.00%
                                     ------------                 ------------
                                          47,240                  $    574,061
                                     ------------                 ------------
UBS SERIES TRUST:
U.S. ALLOCATION SUBACCOUNT
2004
  Top Tradition....................        3,081    $ 13.216506   $     40,722      1.1%        9.17%      0.79%
  Top Plus.........................        1,089    $ 13.260274   $     14,445      0.9%        9.39%      1.02%
  Top Explorer.....................          368    $ 13.172955   $      4,842      1.3%        8.96%      0.70%
  Oncore Flex......................       18,043    $  9.004017   $    162,460      1.5%        8.74%      0.71%
  Oncore & Firstar Oncore Value....      141,986    $  9.303016   $  1,320,896      0.9%        9.39%      0.73%
  Oncore & Firstar Oncore
     Premier.......................      299,779    $  9.053038   $  2,713,911      1.4%        8.85%      0.72%
  Oncore & Firstar Oncore Xtra.....      362,102    $  9.053038   $  3,278,122      1.4%        8.85%      0.72%
  Oncore Lite......................      172,629    $  9.053038   $  1,562,816      1.4%        8.85%      0.72%
                                     ------------                 ------------
                                         999,077                  $  9,098,214
                                     ------------                 ------------
2003
  Top Tradition....................        1,565    $ 12.105933   $     18,948      1.1%       21.06%      0.00%       5/1/03
  Oncore Flex......................       20,437    $  8.280140   $    169,225      1.5%       25.49%      1.18%
  Oncore & Firstar Oncore Value....      147,157    $  8.504395   $  1,251,482      0.9%       26.24%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      434,217    $  8.316999   $  3,611,380      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Xtra.....      396,099    $  8.316999   $  3,294,355      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Lite.....      103,845    $  8.316999   $    863,677      1.4%       25.61%      0.81%
                                     ------------                 ------------
                                       1,103,320                  $  9,209,067
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       49,130    $  6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value....       88,576    $  6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier.......................      478,276    $  6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra.....      419,260    $  6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite......................       54,906    $  6.621106   $    363,535      1.4%      -24.02%      0.60%
                                     ------------                 ------------
                                       1,090,148                  $  7,227,121
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       80,744    $  8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value....       74,273    $  8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier.......................      746,759    $  8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra.....      416,163    $  8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite......................       34,619    $  8.714367   $    301,682      1.4%       -4.30%      1.66%      4/17/01
                                     ------------                 ------------
                                       1,352,558                  $ 11,793,022
                                     ------------                 ------------
2000
  Oncore Flex......................       95,153    $ 10.090074   $    960,104      1.5%       -3.57%      0.03%
  Oncore Value.....................       31,615    $ 10.180141   $    321,850      0.9%       -3.00%      0.02%
  Oncore & Firstar Oncore
     Premier.......................      490,553    $ 10.104990   $  4,957,022      1.4%       -3.48%      0.02%
  Oncore & Firstar Oncore Xtra.....      115,408    $ 10.104990   $  1,166,196      1.4%       -3.48%      0.02%
                                     ------------                 ------------
                                         732,729                  $  7,405,172
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PBHG INSURANCE SERIES FUND INC.:
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
2004
  Top I............................           34    $  1.735475   $         59      1.1%        5.26%      0.00%
  Top Tradition....................      103,858    $  1.735475   $    180,243      1.1%        5.26%      0.00%
  Top Plus.........................        8,853    $  1.751658   $     15,508      0.9%        5.47%      0.00%
  Investar Vision & Top Spectrum...        5,204    $  1.711570   $      8,906      1.4%        4.95%      0.00%
  Top Explorer.....................      110,490    $  1.719496   $    189,988      1.3%        5.05%      0.00%
  Oncore Flex......................       19,306    $  1.703667   $     32,892      1.5%        4.85%      0.00%
  Oncore & Firstar Oncore Value....      116,967    $  1.751658   $    204,886      0.9%        5.47%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      640,924    $  1.711570   $  1,096,985      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Xtra.....      624,692    $  1.711570   $  1,069,204      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Lite.....      138,992    $  1.711570   $    237,895      1.4%        4.95%      0.00%
                                     ------------                 ------------
                                       1,769,320                  $  3,036,566
                                     ------------                 ------------
2003
  Top I............................        5,940    $  1.648743   $      9,794      1.1%       43.75%      0.00%
  Top Tradition....................      109,806    $  1.648743   $    181,042      1.1%       43.75%      0.00%
  Top Plus.........................       16,840    $  1.660811   $     27,968      0.9%       44.04%      0.00%
  Investar Vision & Top Spectrum...       11,329    $  1.630860   $     18,476      1.4%       43.33%      0.00%
  Top Explorer.....................      165,598    $  1.636796   $    271,051      1.3%       43.47%      0.00%
  Oncore & Firstar Oncore Flex.....       44,820    $  1.624937   $     72,830      1.5%       43.19%      0.00%
  Oncore & Firstar Oncore Value....      140,033    $  1.660811   $    232,568      0.9%       44.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      897,921    $  1.630860   $  1,464,383      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      679,249    $  1.630860   $  1,107,760      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Lite.....      150,418    $  1.630860   $    245,310      1.4%       43.33%      0.00%
                                     ------------                 ------------
                                       2,221,954                  $  3,631,182
                                     ------------                 ------------
2002
  Top I............................        5,943    $  1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition....................       96,108    $  1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus.........................       16,948    $  1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top Spectrum...        5,966    $  1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer.....................      143,375    $  1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex.....       49,216    $  1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value....      111,881    $  1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      708,865    $  1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra.....      647,284    $  1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite.....       60,583    $  1.137825   $     68,933      1.4%      -54.63%      0.00%
                                     ------------                 ------------
                                       1,846,169                  $  2,103,788
                                     ------------                 ------------
2001
  Top I............................        5,945    $  2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition....................       89,491    $  2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus.........................       20,410    $  2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top Spectrum...        4,693    $  2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer.....................       95,767    $  2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex.....       33,099    $  2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value....      135,208    $  2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      799,692    $  2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra.....      701,061    $  2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite......................       17,191    $  2.507635   $     43,108      1.4%      -22.13%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,902,557                  $  4,775,635
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PBHG INSURANCE SERIES FUND INC.: (CONTINUED)
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT (CONTINUED)
2000
  Top I............................       11,257    $  5.343997   $     60,158      1.1%      -45.56%      0.00%       5/1/00
  Top Tradition....................       87,810    $  5.343997   $    469,254      1.1%      -45.56%      0.00%       5/1/00
  Top Plus.........................       18,409    $  5.351043   $     98,509      0.9%      -46.49%      0.00%       5/1/00
  Investar Vision & Top Spectrum...        5,248    $  5.333449   $     27,989      1.4%      -46.67%      0.00%       5/1/00
  Top Explorer.....................       91,261    $  5.336962   $    487,059      1.3%      -46.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex.....       31,721    $  5.329950   $    169,074      1.5%      -46.70%      0.00%       5/1/00
  Oncore & Firstar Oncore Value....       75,715    $  5.351043   $    405,157      0.9%      -46.49%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      388,743    $  5.333449   $  2,073,334      1.4%      -46.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....      215,666    $  5.333449   $  1,150,244      1.4%      -46.67%      0.00%       5/1/00
                                     ------------                 ------------
                                         925,830                  $  4,940,778
                                     ------------                 ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND --SERVICE CLASS 2:
VIP MID CAP SUBACCOUNT
2004
  Top I............................        6,642    $ 15.992023   $    106,221      1.1%       23.30%      0.00%
  Top Tradition....................      149,737    $ 15.992023   $  2,394,593      1.1%       23.30%      0.00%
  Top Plus.........................      102,881    $ 16.140487   $  1,660,552      0.9%       23.54%      0.00%
  Investar Vision & Top Spectrum...        8,169    $ 15.772044   $    128,838      1.4%       22.93%      0.00%
  Top Explorer.....................      124,238    $ 15.845027   $  1,968,550      1.3%       23.05%      0.00%
  Oncore & Firstar Oncore Flex.....       77,331    $ 15.699630   $  1,214,062      1.5%       22.81%      0.00%
  Oncore & Firstar Oncore Value....      447,592    $ 16.140487   $  7,224,357      0.9%       23.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,608,799    $ 15.772044   $ 25,374,063      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,516,757    $ 15.772044   $ 23,922,355      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Lite.....      549,996    $ 15.772044   $  8,674,559      1.4%       22.93%      0.00%
                                     ------------                 ------------
                                       4,592,142                  $ 72,668,150
                                     ------------                 ------------
2003
  Top I............................        8,320    $ 12.970347   $    107,916      1.1%       36.75%      0.17%
  Top Tradition....................      142,617    $ 12.970347   $  1,849,791      1.1%       36.75%      0.25%
  Top Plus.........................       80,477    $ 13.064822   $  1,051,418      0.9%       37.02%      0.23%
  Investar Vision & Top Spectrum...        5,181    $ 12.829995   $     66,466      1.4%       36.34%      0.22%
  Top Explorer.....................      109,214    $ 12.876605   $  1,406,300      1.3%       36.48%      0.29%
  Oncore & Firstar Oncore Flex.....       60,509    $ 12.783713   $    773,532      1.5%       36.21%      0.34%
  Oncore & Firstar Oncore Value....      307,771    $ 13.064822   $  4,020,973      0.9%       37.02%      0.21%
  Oncore & Firstar Oncore
     Premier.......................    1,265,141    $ 12.829995   $ 16,231,763      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Xtra.....    1,151,800    $ 12.829995   $ 14,777,582      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Lite.....      292,074    $ 12.829995   $  3,747,314      1.4%       36.34%      0.23%
                                     ------------                 ------------
                                       3,423,104                  $ 44,033,055
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP MID CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        5,173    $  9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition....................      130,804    $  9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus.........................       64,497    $  9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top Spectrum...        3,942    $  9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer.....................      117,955    $  9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex.....       74,049    $  9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value....      219,089    $  9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore
     Premier.......................    1,044,212    $  9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra.....      982,822    $  9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite.....      145,844    $  9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                     ------------                 ------------
                                       2,788,387                  $ 26,285,510
                                     ------------                 ------------
2001
  Top I............................        1,489    $ 10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition....................       59,049    $ 10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus.........................       29,783    $ 10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top Spectrum...        1,406    $ 10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer.....................       44,983    $ 10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex.....       49,172    $ 10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value....      133,190    $ 10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      700,708    $ 10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      818,683    $ 10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite.....       45,694    $ 10.605012   $    484,586      1.4%        5.17%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,884,157                    19,998,945
                                     ------------                 ------------
2000
  Top Tradition....................       32,053    $ 11.168117   $    357,973      1.1%       11.68%      0.65%       5/1/00
  Top Plus.........................        8,811    $ 11.182762   $     98,528      0.9%       11.83%      0.44%       5/1/00
  Investar Vision & Top Spectrum...        1,996    $ 11.146208   $     22,251      1.4%       11.46%      0.42%       5/1/00
  Top Explorer.....................       23,139    $ 11.153504   $    258,083      1.3%       11.54%      0.64%       5/1/00
  Oncore & Firstar Oncore Flex.....       51,696    $ 11.138934   $    575,835      1.5%       11.39%      0.66%       5/1/00
  Oncore & Firstar Oncore Value....       35,810    $ 11.182762   $    400,451      0.9%       11.83%      0.61%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      326,135    $ 11.146208   $  3,635,176      1.4%       11.46%      0.71%       5/1/00
  Oncore & Firstar Oncore Xtra.....      273,279    $ 11.146208   $  3,046,024      1.4%       11.46%      0.71%       5/1/00
                                     ------------                 ------------
                                         752,919                  $  8,394,321
                                     ------------                 ------------
VIP CONTRAFUND SUBACCOUNT
2004
  Top I............................        6,505    $ 10.334117   $     67,221      1.1%       13.90%      0.20%
  Top Tradition....................      147,010    $ 10.334117   $  1,519,221      1.1%       13.90%      0.17%
  Top Plus.........................       68,693    $ 10.430125   $    716,475      0.9%       14.13%      0.23%
  Investar Vision & Top Spectrum...       14,766    $ 10.191930   $    150,493      1.4%       13.56%      0.15%
  Top Explorer.....................      142,693    $ 10.239077   $  1,461,046      1.3%       13.68%      0.18%
  Oncore & Firstar Oncore Flex.....       47,346    $ 10.145103   $    480,329      1.5%       13.45%      0.20%
  Oncore & Firstar Oncore Value....      597,830    $ 10.430125   $  6,235,444      0.9%       14.13%      0.17%
  Oncore & Firstar Oncore
     Premier.......................    1,433,277    $ 10.191930   $ 14,607,855      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Xtra.....    1,621,864    $ 10.191930   $ 16,529,924      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Lite.....      841,473    $ 10.191930   $  8,576,234      1.4%       13.56%      0.18%
                                     ------------                 ------------
                                       4,921,457                  $ 50,344,242
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP CONTRAFUND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,770    $  9.072746   $     70,495      1.1%       26.80%      0.30%
  Top Tradition....................       85,522    $  9.072746   $    775,923      1.1%       26.80%      0.22%
  Top Plus.........................       69,265    $  9.138874   $    633,003      0.9%       27.05%      0.24%
  Investar Vision & Top Spectrum...        9,200    $  8.974539   $     82,567      1.4%       26.43%      0.16%
  Top Explorer.....................       94,161    $  9.007136   $    848,121      1.3%       26.55%      0.30%
  Oncore & Firstar Oncore Flex.....       39,892    $  8.942128   $    356,722      1.5%       26.30%      0.32%
  Oncore & Firstar Oncore Value....      368,098    $  9.138874   $  3,363,999      0.9%       27.05%      0.23%
  Oncore & Firstar Oncore
     Premier.......................    1,039,505    $  8.974539   $  9,329,076      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Xtra.....    1,194,552    $  8.974539   $ 10,720,550      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Lite.....      452,094    $  8.974539   $  4,057,337      1.4%       26.43%      0.25%
                                     ------------                 ------------
                                       3,360,059                  $ 30,237,793
                                     ------------                 ------------
2002
  Top I............................        4,584    $  7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition....................       41,004    $  7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus.........................       41,886    $  7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top Spectrum...        2,365    $  7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer.....................       74,604    $  7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex.....       45,890    $  7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value....      209,793    $  7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      793,344    $  7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra.....      888,668    $  7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite.....      138,341    $  7.098583   $    982,025      1.4%      -10.85%      0.60%
                                     ------------                 ------------
                                       2,240,479                  $ 15,931,094
                                     ------------                 ------------
2001
  Top I............................        4,044    $  8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition....................       20,366    $  8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus.........................       17,151    $  8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top Spectrum...        2,725    $  7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer.....................       27,636    $  7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex.....       26,048    $  7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value....      157,198    $  8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier.......................      497,783    $  7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra.....      529,099    $  7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite.....       36,987    $  7.962821   $    294,522      1.4%       -1.23%      0.40%      4/17/01
                                     ------------                 ------------
                                       1,319,037                  $ 10,515,756
                                     ------------                 ------------
2000
  Top Tradition....................        3,208    $  9.243470   $     29,652      1.1%       -7.57%      0.00%       5/1/00
  Top Plus.........................        3,564    $  9.255605   $     32,991      0.9%       -7.44%      0.00%       5/1/00
  Top Explorer.....................       13,471    $  9.231361   $    124,356      1.3%       -7.69%      0.00%       5/1/00
  Oncore Flex......................        8,945    $  9.219287   $     82,463      1.5%       -7.81%      0.00%       5/1/00
  Oncore & Firstar Oncore Value....       44,968    $  9.255605   $    416,208      0.9%       -7.44%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      101,377    $  9.225314   $    935,234      1.4%       -7.75%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....      179,099    $  9.225314   $  1,652,246      1.4%       -7.75%      0.00%       5/1/00
                                     ------------                 ------------
                                         354,632                  $  3,273,150
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT
2004
  Top I.....................................       11,489    $  6.343833   $     72,885      1.1%        2.00%      0.14%
  Top Tradition.............................       74,724    $  6.343833   $    474,034      1.1%        2.00%      0.12%
  Top Plus..................................       33,614    $  6.402777   $    215,222      0.9%        2.20%      0.15%
  Investar Vision & Top Spectrum............       17,382    $  6.256481   $    108,748      1.4%        1.69%      0.10%
  Top Explorer..............................       81,693    $  6.285430   $    513,478      1.3%        1.80%      0.13%
  Oncore & Firstar Oncore Flex..............       55,798    $  6.227715   $    347,495      1.5%        1.59%      0.13%
  Oncore & Firstar Oncore Value.............      260,661    $  6.402777   $  1,668,954      0.9%        2.20%      0.12%
  Oncore & Firstar Oncore Premier...........    1,404,305    $  6.256481   $  8,786,013      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Xtra..............    1,375,206    $  6.256481   $  8,603,951      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Lite..............      344,710    $  6.256481   $  2,156,668      1.4%        1.69%      0.13%
                                              ------------                 ------------
                                                3,659,582                  $ 22,947,448
                                              ------------                 ------------
2003
  Top I.....................................       10,525    $  6.219608   $     65,464      1.1%       31.10%      0.13%
  Top Tradition.............................       58,159    $  6.219608   $    361,727      1.1%       31.10%      0.10%
  Top Plus..................................       50,194    $  6.264948   $    314,461      0.9%       31.36%      0.11%
  Investar Vision & Top Spectrum............        9,718    $  6.152233   $     59,789      1.4%       30.71%      0.10%
  Top Explorer..............................       80,868    $  6.174579   $    499,326      1.3%       30.84%      0.11%
  Oncore & Firstar Oncore Flex..............       53,550    $  6.129997   $    328,260      1.5%       30.58%      0.09%
  Oncore & Firstar Oncore Value.............      246,113    $  6.264948   $  1,541,885      0.9%       31.36%      0.10%
  Oncore & Firstar Oncore Premier...........    1,197,622    $  6.152233   $  7,368,049      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Xtra..............    1,241,472    $  6.152233   $  7,637,826      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Lite..............      279,691    $  6.152233   $  1,720,724      1.4%       30.71%      0.11%
                                              ------------                 ------------
                                                3,227,912                  $ 19,897,511
                                              ------------                 ------------
2002
  Top I.....................................       13,980    $  4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition.............................       40,662    $  4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus..................................       24,373    $  4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top Spectrum............        5,217    $  4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer..............................       63,190    $  4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex..............       39,024    $  4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value.............      201,437    $  4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore Premier...........    1,017,060    $  4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra..............    1,208,959    $  4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite..............      163,350    $  4.706684   $    768,839      1.4%      -31.26%      0.15%
                                              ------------                 ------------
                                                2,777,252                  $ 13,088,140
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................       12,332    $  6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition....................       29,089    $  6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus.........................       18,402    $  6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top Spectrum...        5,871    $  6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer.....................       54,548    $  6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex.....      107,909    $  6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value....      134,439    $  6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier.......................      983,576    $  6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra.....    1,355,448    $  6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite.....       61,682    $  6.847093   $    422,344      1.4%       -5.73%      0.06%       4/17/01
                                     ------------                 ------------
                                       2,763,296                  $ 18,930,035
                                     ------------                 ------------
2000
  Top I............................       10,725    $  8.470720   $     90,849      1.1%      -15.29%      0.00%        5/1/00
  Top Tradition....................       15,086    $  8.470720   $    127,792      1.1%      -15.29%      0.00%        5/1/00
  Top Plus.........................        5,624    $  8.481848   $     47,699      0.9%      -15.18%      0.00%        5/1/00
  Investar Vision & Top Spectrum...        2,663    $  8.454077   $     22,509      1.4%      -15.46%      0.00%        5/1/00
  Top Explorer.....................       35,420    $  8.459611   $    299,643      1.3%      -15.40%      0.00%        5/1/00
  Oncore & Firstar Oncore Flex.....       54,910    $  8.448543   $    463,911      1.5%      -15.51%      0.00%        5/1/00
  Oncore & Firstar Oncore Value....       42,519    $  8.481848   $    360,643      0.9%      -15.18%      0.00%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................      385,385    $  8.454077   $  3,258,078      1.4%      -15.46%      0.00%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,076,275    $  8.454077   $  9,098,909      1.4%      -15.46%      0.00%        5/1/00
                                     ------------                 ------------
                                       1,628,607                  $ 13,770,033
                                     ------------                 ------------
VIP EQUITY INCOME SUBACCOUNT
2004
  Top Plus.........................       14,449    $ 12.301227   $    177,742      0.9%       10.24%      0.55%
  Top Explorer.....................        9,966    $ 12.240475   $    121,992      1.3%        9.80%      0.38%
  Oncore & Firstar Oncore Flex.....       14,591    $ 11.842290   $    172,794      1.5%        9.58%      0.47%
  Oncore & Firstar Oncore Value....       46,981    $ 11.927794   $    560,379      0.9%       10.24%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      398,660    $ 11.856466   $  4,726,689      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Xtra.....      369,540    $ 11.856466   $  4,381,442      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Lite.....      305,967    $ 11.856466   $  3,627,690      1.4%        9.69%      0.28%
                                     ------------                 ------------
                                       1,160,154                  $ 13,768,728
                                     ------------                 ------------
2003
  Top Plus.........................        1,749    $ 11.158744   $     19,514      0.9%       11.59%      0.00%       10/1/03
  Top Explorer.....................        1,298    $ 11.147766   $     14,471      1.3%       11.48%      0.00%       10/1/03
  Oncore Flex......................        3,106    $ 10.806489   $     33,564      1.5%        8.06%      0.00%      10/15/03
  Oncore Value.....................        6,119    $ 10.819985   $     66,206      0.9%        8.20%      0.00%      10/15/03
  Oncore & Firstar Oncore
     Premier.......................       41,389    $ 10.808731   $    447,372      1.4%        8.09%      0.00%      10/15/03
  Oncore & Firstar Oncore Xtra.....       35,448    $ 10.808731   $    383,143      1.4%        8.09%      0.00%      10/15/03
  Oncore & Firstar Oncore Lite.....        7,599    $ 10.808731   $     82,132      1.4%        8.09%      0.00%      10/15/03
                                     ------------                 ------------
                                          96,708                  $  1,046,402
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE
  SHARES:
GROWTH SUBACCOUNT
2004
  Top Tradition....................       62,889    $  5.839672   $    367,251      1.1%        3.06%      0.00%
  Top Plus.........................       21,338    $  5.893969   $    125,767      0.9%        3.27%      0.00%
  Top Explorer.....................      125,636    $  5.785921   $    726,918      1.3%        2.86%      0.00%
  Oncore & Firstar Oncore Flex.....       68,683    $  5.732766   $    393,741      1.5%        2.66%      0.00%
  Oncore & Firstar Oncore Value....      286,066    $  5.893969   $  1,686,064      0.9%        3.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,454,352    $  5.759254   $  8,375,991      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,484,119    $  5.759254   $  8,547,417      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Lite.....      143,353    $  5.759254   $    825,604      1.4%        2.76%      0.00%
                                     ------------                 ------------
                                       3,646,436                  $ 21,048,753
                                     ------------                 ------------
2003
  Top Tradition....................       58,463    $  5.666017   $    331,253      1.1%       30.06%      0.00%
  Top Plus.........................       23,594    $  5.707363   $    134,657      0.9%       30.32%      0.00%
  Top Explorer.....................      128,282    $  5.625002   $    721,589      1.3%       29.81%      0.00%
  Oncore & Firstar Oncore Flex.....       85,350    $  5.584367   $    476,627      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....      343,417    $  5.707363   $  1,960,007      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,661,880    $  5.604628   $  9,314,217      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,738,954    $  5.604628   $  9,746,189      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....      121,438    $  5.604628   $    680,617      1.4%       29.68%      0.00%
                                     ------------                 ------------
                                       4,161,378                  $ 23,365,156
                                     ------------                 ------------
2002
  Top Tradition....................       74,617    $  4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus.........................       42,173    $  4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer.....................      132,552    $  4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex.....      124,579    $  4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value....      420,322    $  4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,944,519    $  4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,052,917    $  4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite.....       88,062    $  4.321940   $    380,598      1.4%      -27.73%      0.00%
                                     ------------                 ------------
                                       4,879,741                  $ 21,119,228
                                     ------------                 ------------
2001
  Top Tradition....................       62,090    $  6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus.........................       67,858    $  6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer.....................      138,508    $  5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex.....      169,611    $  5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value....      446,943    $  6.030349   $  2,695,223      0.9%      -25.57%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,409,324    $  5.980677   $ 14,409,391      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,442,837    $  5.980677   $ 14,609,814      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Lite.....       49,195    $  5.980677   $    294,222      1.4%      -13.53%      0.00%       4/17/01
                                     ------------                 ------------
                                       5,786,366                  $ 34,633,502
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       46,806    $  8.091770   $    378,745      1.1%      -19.08%      0.76%        5/1/00
  Top Plus.........................       36,713    $  8.102399   $    297,460      0.9%      -18.98%      1.32%        5/1/00
  Top Explorer.....................       97,082    $  8.081161   $    784,533      1.3%      -19.19%      1.62%        5/1/00
  Oncore & Firstar Oncore Flex.....      177,113    $  8.070581   $  1,429,406      1.5%      -19.29%      1.36%        5/1/00
  Oncore & Firstar Oncore Value....      244,857    $  8.102399   $  1,983,926      0.9%      -18.98%      1.17%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,584,507    $  8.075854   $ 12,796,252      1.4%      -19.24%      1.03%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,415,453    $  8.075854   $ 11,430,996      1.4%      -19.24%      1.03%        5/1/00
                                     ------------                 ------------
                                       3,602,531                    29,101,318
                                     ------------                 ------------
WORLDWIDE GROWTH SUBACCOUNT
2004
  Top Tradition....................       80,195    $  5.688478   $    456,190      1.1%        3.39%      0.94%
  Top Plus.........................       23,884    $  5.741345   $    137,129      0.9%        3.59%      0.91%
  Top Explorer.....................      169,944    $  5.636093   $    957,823      1.3%        3.18%      0.90%
  Oncore & Firstar Oncore Flex.....       41,746    $  5.584344   $    233,126      1.5%        2.98%      0.80%
  Oncore & Firstar Oncore Value....      265,504    $  5.741345   $  1,524,350      0.9%        3.59%      0.87%
  Oncore & Firstar Oncore
     Premier.......................    1,144,260    $  5.610137   $  6,419,444      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Xtra.....    1,225,751    $  5.610137   $  6,876,632      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Lite.....      173,925    $  5.610137   $    975,745      1.4%        3.08%      0.87%
                                     ------------                 ------------
                                       3,125,209                  $ 17,580,439
                                     ------------                 ------------
2003
  Top Tradition....................       78,874    $  5.502103   $    433,971      1.1%       22.34%      0.78%
  Top Plus.........................       28,186    $  5.542235   $    156,215      0.9%       22.58%      0.83%
  Top Explorer.....................      184,594    $  5.462268   $  1,008,304      1.3%       22.09%      0.86%
  Oncore & Firstar Oncore Flex.....       62,160    $  5.422827   $    337,082      1.5%       21.85%      2.02%
  Oncore & Firstar Oncore Value....      326,572    $  5.542235   $  1,809,938      0.9%       22.58%      0.83%
  Oncore & Firstar Oncore
     Premier.......................    1,449,981    $  5.442491   $  7,891,508      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Xtra.....    1,393,690    $  5.442491   $  7,585,147      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Lite.....      277,683    $  5.442491   $  1,511,287      1.4%       21.97%      0.78%
                                     ------------                 ------------
                                       3,801,740                  $ 20,733,452
                                     ------------                 ------------
2002
  Top Tradition....................       91,603    $  4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus.........................       35,573    $  4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer.....................      191,295    $  4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex.....      644,319    $  4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value....      398,989    $  4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier.......................    1,680,823    $  4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra.....    3,982,164    $  4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite.....      231,665    $  4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                     ------------                 ------------
                                       7,256,431                  $ 32,402,097
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................       73,156    $  6.120494   $    447,753      1.1%      -23.46%      0.27%
  Top Plus.........................       48,371    $  6.140770   $    297,032      0.9%      -23.31%      0.29%
  Top Explorer.....................      182,581    $  6.100292   $  1,113,798      1.3%      -23.62%      0.28%
  Oncore & Firstar Oncore Flex.....      501,610    $  6.080193   $  3,049,885      1.5%      -23.77%      0.23%
  Oncore & Firstar Oncore Value....      449,841    $  6.140770   $  2,762,371      0.9%      -23.31%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    1,992,495    $  6.090225   $ 12,134,743      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Xtra.....    2,395,604    $  6.090225   $ 14,589,771      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Lite.....      167,728    $  6.090225   $  1,021,499      1.4%      -10.27%      0.28%       4/17/01
                                     ------------                 ------------
                                       5,811,386                  $ 35,416,852
                                     ------------                 ------------
2000
  Top Tradition....................       55,698    $  7.996944   $    445,415      1.1%      -20.03%      0.92%        5/1/00
  Top Plus.........................       30,617    $  8.007454   $    245,168      0.9%      -19.93%      0.70%        5/1/00
  Top Explorer.....................      116,761    $  7.986452   $    932,506      1.3%      -20.14%      1.14%        5/1/00
  Oncore & Firstar Oncore Flex.....       89,498    $  7.975998   $    713,836      1.5%      -20.24%      1.27%        5/1/00
  Oncore & Firstar Oncore Value....      263,203    $  8.007454   $  2,107,589      0.9%      -19.93%      1.06%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,107,400    $  7.981218   $  8,838,404      1.4%      -20.19%      0.92%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,220,515    $  7.981218   $  9,741,187      1.4%      -20.19%      0.92%        5/1/00
                                     ------------                 ------------
                                       2,883,692                  $ 23,024,105
                                     ------------                 ------------
BALANCED SUBACCOUNT
2004
  Top Tradition....................       85,175    $ 10.188011   $    867,762      1.1%        7.11%      2.23%
  Top Plus.........................       62,865    $ 10.282656   $    646,417      0.9%        7.32%      2.32%
  Top Explorer.....................      185,996    $ 10.094323   $  1,877,508      1.3%        6.90%      2.22%
  Oncore & Firstar Oncore Flex.....      120,930    $ 10.001677   $  1,209,502      1.5%        6.69%      2.09%
  Oncore & Firstar Oncore Value....      351,147    $ 10.282656   $  3,610,726      0.9%        7.32%      2.23%
  Oncore & Firstar Oncore
     Premier.......................    2,583,237    $ 10.047828   $ 25,955,914      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Xtra.....    2,093,026    $ 10.047828   $ 21,030,365      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Lite.....      731,854    $ 10.047828   $  7,353,547      1.4%        6.79%      2.13%
                                     ------------                 ------------
                                       6,214,230                  $ 62,551,741
                                     ------------                 ------------
2003
  Top Tradition....................       87,012    $  9.511581   $    827,623      1.1%       12.49%      1.89%
  Top Plus.........................       62,173    $  9.580905   $    595,674      0.9%       12.71%      1.78%
  Top Explorer.....................      188,592    $  9.442810   $  1,780,834      1.3%       12.26%      1.84%
  Oncore & Firstar Oncore Flex.....      145,008    $  9.374671   $  1,359,403      1.5%       12.04%      1.80%
  Oncore & Firstar Oncore Value....      367,126    $  9.580905   $  3,517,403      0.9%       12.71%      1.79%
  Oncore & Firstar Oncore
     Premier.......................    2,925,435    $  9.408634   $ 27,524,349      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Xtra.....    2,526,974    $  9.408634   $ 23,775,371      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Lite.....      750,058    $  9.408634   $  7,057,019      1.4%       12.15%      1.79%
                                     ------------                 ------------
                                       7,052,378                  $ 66,437,676
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       74,427    $  8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus.........................       68,185    $  8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer.....................      180,189    $  8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex.....      157,176    $  8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value....      388,415    $  8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier.......................    3,334,140    $  8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra.....    2,937,078    $  8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite.....      619,150    $  8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                     ------------                 ------------
                                       7,758,760                  $ 65,146,005
                                     ------------                 ------------
2001
  Top Tradition....................       45,265    $  9.160280   $    414,643      1.1%       -5.95%      2.07%
  Top Plus.........................       76,989    $  9.190598   $    707,577      0.9%       -5.76%      1.93%
  Top Explorer.....................      163,510    $  9.130104   $  1,492,867      1.3%       -6.13%      1.97%
  Oncore & Firstar Oncore Flex.....      149,183    $  9.100077   $  1,357,576      1.5%       -6.32%      1.81%
  Oncore & Firstar Oncore Value....      360,002    $  9.190598   $  3,308,632      0.9%       -5.76%      1.94%
  Oncore & Firstar Oncore
     Premier.......................    2,990,319    $  9.115046   $ 27,256,899      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Xtra.....    2,354,358    $  9.115046   $ 21,460,068      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Lite.....      198,397    $  9.115046   $  1,808,402      1.4%       -1.20%      2.01%       4/17/01
                                     ------------                 ------------
                                       6,338,023                  $ 57,806,664
                                     ------------                 ------------
2000
  Top Tradition....................       15,548    $  9.739381   $    151,426      1.1%       -2.61%      2.66%        5/1/00
  Top Plus.........................       34,442    $  9.752162   $    335,884      0.9%       -2.48%      2.84%        5/1/00
  Top Explorer.....................       75,818    $  9.726623   $    737,456      1.3%       -2.73%      2.03%        5/1/00
  Oncore & Firstar Oncore Flex.....       92,866    $  9.713907   $    902,095      1.5%       -2.86%      3.34%        5/1/00
  Oncore & Firstar Oncore Value....      197,562    $  9.752162   $  1,926,655      0.9%       -2.48%      2.71%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,412,177    $  9.720254   $ 13,726,718      1.4%       -2.80%      2.53%        5/1/00
  Oncore & Firstar Oncore Xtra.....      994,302    $  9.720254   $  9,664,871      1.4%       -2.80%      2.53%        5/1/00
                                     ------------                 ------------
                                       2,822,715                  $ 27,445,105
                                     ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2004
  Top Tradition....................        4,102    $ 15.956850   $     65,458      1.1%       17.39%      0.95%
  Top Plus.........................        1,674    $ 16.009646   $     26,796      0.9%       17.63%      2.98%
  Top Explorer.....................        5,167    $ 15.904258   $     82,173      1.3%       17.16%      1.24%
  Oncore & Firstar Oncore Flex.....       32,254    $  6.732589   $    217,152      1.5%       16.93%      0.80%
  Oncore & Firstar Oncore Value....      196,732    $  6.921832   $  1,361,749      0.9%       17.63%      0.94%
  Oncore & Firstar Oncore
     Premier.......................      620,333    $  6.763671   $  4,195,727      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Xtra.....      789,810    $  6.763671   $  5,342,017      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Lite.....      207,603    $  6.763671   $  1,404,156      1.4%       17.04%      0.86%
                                     ------------                 ------------
                                       1,857,675                  $ 12,695,228
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
INTERNATIONAL GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          150    $ 13.592795   $      2,034      1.1%       35.93%      1.04%        5/1/03
  Top Explorer.....................           33    $ 13.574869   $        451      1.3%       35.75%      0.70%        5/1/03
  Oncore & Firstar Oncore Flex.....       55,592    $  5.757890   $    320,091      1.5%       32.55%      2.89%
  Oncore & Firstar Oncore Value....      136,058    $  5.884653   $    800,653      0.9%       33.33%      0.96%
  Oncore & Firstar Oncore
     Premier.......................      739,566    $  5.778757   $  4,273,781      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Xtra.....      618,597    $  5.778757   $  3,574,719      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Lite.....      124,741    $  5.778757   $    720,848      1.4%       32.68%      0.88%
                                     ------------                 ------------
                                       1,674,737                  $  9,692,577
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....      351,975    $  4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value....      181,433    $  4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      759,977    $  4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra.....    2,998,591    $  4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite......................       47,413    $  4.355499   $    206,509      1.4%      -26.78%      0.68%
                                     ------------                 ------------
                                       4,339,389                  $ 18,906,688
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....      501,432    $  5.939104   $  2,978,056      1.5%      -24.57%      0.57%
  Oncore & Firstar Oncore Value....      166,194    $  5.998270   $    996,877      0.9%      -24.12%      0.75%
  Oncore & Firstar Oncore
     Premier.......................      846,346    $  5.948893   $  5,034,822      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Xtra.....      982,000    $  5.948893   $  5,841,813      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Lite.....       17,235    $  5.948893   $    102,530      1.4%      -10.20%      0.67%       4/17/01
                                     ------------                 ------------
                                       2,513,207                  $ 14,954,098
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       71,085    $  7.873607   $    559,692      1.5%      -21.26%      0.76%        5/1/00
  Oncore & Firstar Oncore Value....       92,035    $  7.904657   $    727,506      0.9%      -20.95%      1.08%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................      336,371    $  7.878762   $  2,650,189      1.4%      -21.21%      1.06%        5/1/00
  Oncore & Firstar Oncore Xtra.....      502,604    $  7.878762   $  3,959,898      1.4%      -21.21%      1.06%        5/1/00
                                     ------------                 ------------
                                       1,002,095                  $  7,897,285
                                     ------------                 ------------
JP MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2004
  Top Tradition....................       14,340    $ 14.661716   $    210,245      1.1%       25.78%      0.00%
  Top Plus.........................            7    $ 14.753893   $        101      0.9%       26.03%      0.00%
  Top Explorer.....................        9,420    $ 14.570212   $    137,250      1.3%       25.53%      0.00%
  Oncore & Firstar Oncore Flex.....       14,233    $ 12.148814   $    172,911      1.5%       25.29%      0.00%
  Oncore & Firstar Oncore Value....      244,935    $ 12.639448   $  3,095,843      0.9%       26.03%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      475,235    $ 12.228991   $  5,811,659      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      418,229    $ 12.228991   $  5,114,514      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Lite.....      324,871    $ 12.228991   $  3,972,841      1.4%       25.41%      0.00%
                                     ------------                 ------------
                                       1,501,270                  $ 18,515,364
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JP MORGAN SERIES TRUST II: (CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        6,664    $ 11.656374   $     77,675      1.1%       34.50%      0.00%
  Top Plus.........................          351    $ 11.706405   $      4,114      0.9%       34.77%      0.00%
  Top Explorer.....................        2,865    $ 11.606593   $     33,252      1.3%       34.23%      0.00%
  Oncore & Firstar Oncore Flex.....       19,288    $  9.696858   $    187,032      1.5%       33.97%      0.00%
  Oncore & Firstar Oncore Value....      142,615    $ 10.028713   $  1,430,248      0.9%       34.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      272,609    $  9.751226   $  2,658,270      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      235,409    $  9.751226   $  2,295,525      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Lite.....       88,857    $  9.751226   $    866,468      1.4%       34.10%      0.00%
                                     ------------                 ------------
                                         768,658                  $  7,552,584
                                     ------------                 ------------
2002
  Top Tradition....................        5,552    $  8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus.........................          626    $  8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer.....................        1,556    $  8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex.....       21,130    $  7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value....      119,187    $  7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier.......................      276,669    $  7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra.....      206,205    $  7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite.....       35,249    $  7.271507   $    256,316      1.4%      -22.74%      0.19%
                                     ------------                 ------------
                                         666,174                  $  4,874,424
                                     ------------                 ------------
2001
  Top Explorer.....................          222    $ 11.179691   $      2,479      1.3%       11.80%      0.00%       11/1/01
  Oncore & Firstar Oncore Flex.....       25,983    $  9.377155   $    243,642      1.5%       -9.40%      0.04%
  Oncore & Firstar Oncore Value....       92,257    $  9.583696   $    884,158      0.9%       -8.85%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      276,176    $  9.411151   $  2,599,141      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Xtra.....      132,426    $  9.411151   $  1,246,282      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Lite.....        9,841    $  9.411151   $     92,619      1.4%        3.94%      0.04%       4/17/01
                                     ------------                 ------------
                                         536,905                  $  5,068,321
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       16,635    $ 10.349645   $    172,171      1.5%      -12.63%      0.19%
  Oncore & Firstar Oncore Value....       75,985    $ 10.514588   $    798,954      0.9%      -12.11%      0.17%
  Oncore & Firstar Oncore
     Premier.......................      261,098    $ 10.376864   $  2,709,377      1.4%      -12.54%      0.19%
  Oncore & Firstar Oncore Xtra.....       33,508    $ 10.376864   $    347,707      1.4%      -12.54%      0.19%
                                     ------------                 ------------
                                         387,226                  $  4,028,209
                                     ------------                 ------------
MID CAP VALUE SUBACCOUNT
2004
  Top Tradition....................       42,936    $ 16.780309   $    720,484      1.1%       19.74%      0.26%
  Top Plus.........................       19,008    $ 16.885789   $    320,973      0.9%       19.98%      0.24%
  Top Explorer.....................       37,732    $ 16.675598   $    629,202      1.3%       19.50%      0.23%
  Oncore & Firstar Oncore Flex.....       17,986    $ 16.571704   $    298,066      1.5%       19.27%      0.27%
  Oncore & Firstar Oncore Value....      254,317    $ 16.885789   $  4,294,342      0.9%       19.98%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      571,517    $ 16.623513   $  9,500,602      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Xtra.....      652,219    $ 16.623513   $ 10,842,172      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Lite.....      516,511    $ 16.623513   $  8,586,223      1.4%       19.38%      0.25%
                                     ------------                 ------------
                                       2,112,226                  $ 35,192,064
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JP MORGAN SERIES TRUST II: (CONTINUED)
MID CAP VALUE SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       23,192    $ 14.014070   $    325,008      1.1%       28.22%      0.34%
  Top Plus.........................        9,801    $ 14.074209   $    137,946      0.9%       28.47%      0.20%
  Top Explorer.....................       17,936    $ 13.954242   $    250,289      1.3%       27.96%      0.29%
  Oncore Flex......................       11,193    $ 13.894758   $    155,518      1.5%       27.71%      0.37%
  Oncore & Firstar Oncore Value....       91,955    $ 14.074209   $  1,294,198      0.9%       28.47%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      209,131    $ 13.924440   $  2,912,030      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Xtra.....      295,312    $ 13.924440   $  4,112,057      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Lite.....      128,380    $ 13.924440   $  1,787,620      1.4%       27.84%      0.28%
                                     ------------                 ------------
                                         786,900                  $ 10,974,666
                                     ------------                 ------------
2002
  Top Tradition....................       18,428    $ 10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus.........................        2,940    $ 10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer.....................       11,555    $ 10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex......................       15,626    $ 10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value....       29,825    $ 10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      100,375    $ 10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra.....      126,635    $ 10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite.....       27,090    $ 10.892268   $    295,071      1.4%       -0.57%      0.05%
                                     ------------                 ------------
                                         332,474                  $  3,624,101
                                     ------------                 ------------
2001
  Top Tradition....................        2,675    $ 10.960581   $     29,315      1.1%        9.61%      0.00%       11/1/01
  Top Explorer.....................        2,777    $ 10.957023   $     30,422      1.3%        9.57%      0.00%       11/1/01
  Oncore & Firstar Oncore Value....          480    $ 10.964136   $      5,268      0.9%        9.64%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................        9,060    $ 10.955254   $     99,258      1.4%        9.55%      0.00%       11/1/01
  Oncore & Firstar Oncore Xtra.....        4,270    $ 10.955254   $     46,780      1.4%        9.55%      0.00%       11/1/01
                                     ------------                 ------------
                                          19,262                  $    211,043
                                     ------------                 ------------
ALLIANCE VARIABLE SERIES PRODUCT
  FUND, INC.:
GLOBAL BOND SUBACCOUNT (NOTE 5)
2004
  Oncore Flex......................          329    $ 12.771964   $      4,207      1.5%        7.71%      4.78%
  Oncore Value.....................        8,961    $ 13.195901   $    118,245      0.9%        8.36%      5.52%
  Oncore & Firstar Oncore
     Premier.......................        9,172    $ 12.841488   $    117,787      1.4%        7.82%      5.68%
  Oncore Xtra......................       12,022    $ 12.841488   $    154,379      1.4%        7.82%      5.68%
                                     ------------                 ------------
                                          30,484                  $    394,618
                                     ------------                 ------------
2003
  Oncore Flex......................          484    $ 11.857282   $      5,734      1.5%       11.41%      5.58%
  Oncore Value.....................        9,103    $ 12.178251   $    110,857      0.9%       12.07%      5.84%
  Oncore & Firstar Oncore
     Premier.......................       11,291    $ 11.910051   $    134,483      1.4%       11.52%      6.07%
  Oncore Xtra......................       13,998    $ 11.910051   $    166,714      1.4%       11.52%      6.07%
                                     ------------                 ------------
                                          34,876                  $    417,788
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
GLOBAL BOND SUBACCOUNT (NOTE 5) (CONTINUED)
2002
  Oncore Flex......................          688    $ 10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value.....................        9,238    $ 10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       18,234    $ 10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra.....       17,308    $ 10.679870   $    184,845      1.4%       14.98%      0.91%
                                     ------------                 ------------
                                          45,468                  $    487,290
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        1,043    $  9.265430   $      9,660      1.5%       -2.51%      0.00%      10/26/01
  Oncore Value.....................       10,060    $  9.404076   $     94,604      0.9%       -2.41%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,939    $  9.288341   $    259,512      1.4%       -2.50%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....       19,926    $  9.288341   $    185,075      1.4%       -2.50%      0.00%      10/26/01
                                     ------------                 ------------
                                          58,968                  $    548,851
                                     ------------                 ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2004
  Oncore & Firstar Oncore Flex.....        7,338    $ 10.607514   $     77,837      1.5%        9.57%      0.72%
  Oncore & Firstar Oncore Value....        6,254    $ 10.959703   $     68,545      0.9%       10.23%      0.85%
  Oncore & Firstar Oncore
     Premier.......................       92,775    $ 10.665247   $    989,464      1.4%        9.68%      0.74%
  Oncore & Firstar Oncore Xtra.....       48,168    $ 10.665247   $    513,725      1.4%        9.68%      0.74%
  Oncore Lite......................        4,881    $ 10.665247   $     52,054      1.4%        9.68%      0.74%
                                     ------------                 ------------
                                         159,416                  $  1,701,625
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....        8,265    $  9.680716   $     80,015      1.5%       30.23%      0.80%
  Oncore & Firstar Oncore Value....        9,831    $  9.942851   $     97,749      0.9%       31.01%      0.91%
  Oncore & Firstar Oncore
     Premier.......................      102,467    $  9.723783   $    996,355      1.4%       30.36%      0.82%
  Oncore & Firstar Oncore Xtra.....       44,288    $  9.723783   $    430,650      1.4%       30.36%      0.82%
  Oncore Lite......................        4,712    $  9.723783   $     45,818      1.4%       30.36%      0.82%
                                     ------------                 ------------
                                         169,563                  $  1,650,587
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       11,739    $  7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value....       10,093    $  7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier.......................      121,016    $  7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra.....       76,208    $  7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite......................        4,761    $  7.459150   $     35,510      1.4%      -23.34%      0.57%
                                     ------------                 ------------
                                         223,817                  $  1,670,496
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       12,805    $  9.706239   $    124,285      1.5%        2.14%      0.00%      10/26/01
  Oncore & Firstar Oncore Value....       12,170    $  9.851512   $    119,893      0.9%        2.25%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................      144,854    $  9.730225   $  1,409,461      1.4%        2.16%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....      116,164    $  9.730225   $  1,130,300      1.4%        2.16%      0.00%      10/26/01
  Oncore Lite......................        1,180    $  9.730225   $     11,485      1.4%        2.16%      0.00%      10/26/01
                                     ------------                 ------------
                                         287,173                  $  2,795,424
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (NOTE
  5)
2004
  Oncore & Firstar Oncore Value....        1,668    $ 13.120908   $     21,888      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       16,273    $ 12.768290   $    207,768      1.4%       12.80%      0.00%
  Oncore Xtra......................        1,735    $ 12.768290   $     22,156      1.4%       12.80%      0.00%
                                     ------------                 ------------
                                          19,676                  $    251,812
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Value....        1,766    $ 11.574351   $     20,439      0.9%       47.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       20,043    $ 11.319260   $    226,879      1.4%       46.62%      0.00%
  Oncore Xtra......................        2,116    $ 11.319260   $     23,951      1.4%       46.62%      0.00%
                                     ------------                 ------------
                                          23,925                  $    271,269
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Value....        1,733    $  7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       22,103    $  7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra......................        2,407    $  7.719950   $     18,583      1.4%      -33.00%      0.00%
                                     ------------                 ------------
                                          26,243                  $    202,830
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Value....        1,865    $ 11.666823   $     21,761      0.9%       11.33%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,336    $ 11.523134   $    314,998      1.4%       11.23%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....        6,046    $ 11.523134   $     69,663      1.4%       11.23%      0.00%      10/26/01
                                     ------------                 ------------
                                          35,247                  $    406,422
                                     ------------                 ------------
MFS VARIABLE INSURANCE TRUST --
  SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2004
  Top Tradition....................        4,849    $ 10.805330   $     52,395      1.1%        5.05%      0.00%
  Top Plus.........................          571    $ 10.873273   $      6,203      0.9%        5.26%      0.00%
  Investar Vision & Top Spectrum...        6,065    $ 13.469273   $     81,696      1.4%        4.74%      0.00%
  Top Explorer.....................       10,550    $ 10.737853   $    113,280      1.3%        4.84%      0.00%
  Oncore & Firstar Oncore Flex.....        1,454    $ 10.670943   $     15,519      1.5%        4.64%      0.00%
  Oncore & Firstar Oncore Value....       19,767    $ 10.873273   $    214,928      0.9%        5.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       83,654    $ 10.704295   $    895,461      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,972    $ 10.704295   $    588,439      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Lite.....       41,765    $ 10.704295   $    447,063      1.4%        4.74%      0.00%
                                     ------------                 ------------
                                         223,647                  $  2,414,984
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
NEW DISCOVERY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        7,421    $ 10.285838   $     76,332      1.1%       31.98%      0.00%
  Top Plus.........................          571    $ 10.329989   $      5,893      0.9%       32.24%      0.00%
  Investar Vision & Top Spectrum...          832    $ 12.859907   $     10,698      1.4%       31.59%      0.00%
  Top Explorer.....................        9,663    $ 10.241899   $     98,964      1.3%       31.72%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $ 10.198239   $     14,834      1.5%       31.46%      0.00%
  Oncore & Firstar Oncore Value....       24,472    $ 10.329989   $    252,796      0.9%       32.24%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      110,180    $ 10.220014   $  1,126,064      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Xtra.....       43,538    $ 10.220014   $    444,956      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Lite.....       33,090    $ 10.220014   $    338,178      1.4%       31.59%      0.00%
                                     ------------                 ------------
                                         231,222                  $  2,368,715
                                     ------------                 ------------
2002
  Top Tradition....................        5,703    $  7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus.........................          459    $  7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer.....................        6,130    $  7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $  7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value....       21,801    $  7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       75,537    $  7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       17,239    $  7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite.....       27,475    $  7.766559   $    213,384      1.4%      -32.74%      0.00%
                                     ------------                 ------------
                                         155,799                  $  1,211,215
                                     ------------                 ------------
2001
  Top Tradition....................        3,624    $ 11.553432   $     41,864      1.1%       15.53%      0.00%       11/1/01
  Top Explorer.....................          215    $ 11.549693   $      2,483      1.3%       15.50%      0.00%       11/1/01
  Oncore Flex......................           99    $ 11.545965   $      1,141      1.5%       15.46%      0.00%       11/1/01
  Oncore Value.....................       13,022    $ 11.557175   $    150,500      0.9%       15.57%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       13,879    $ 11.547828   $    160,270      1.4%       15.48%      0.00%       11/1/01
  Oncore Xtra......................        1,610    $ 11.547828   $     18,592      1.4%       15.48%      0.00%       11/1/01
  Firstar Oncore Lite..............          552    $ 11.547828   $      6,378      1.4%       15.48%      0.00%       11/1/01
                                     ------------                 ------------
                                          33,001                  $    381,228
                                     ------------                 ------------
INVESTORS GROWTH SUBACCOUNT
2004
  Top Tradition....................        4,968    $ 10.013159   $     49,749      1.1%        7.80%      0.00%
  Top Plus.........................        6,338    $ 10.076135   $     63,860      0.9%        8.01%      0.00%
  Top Explorer.....................        1,451    $  9.950631   $     14,434      1.3%        7.58%      0.00%
  Oncore Flex......................        1,485    $  9.888605   $     14,686      1.5%        7.37%      0.00%
  Oncore & Firstar Oncore Value....       38,931    $ 10.076135   $    392,269      0.9%        8.01%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      160,946    $  9.919542   $  1,596,520      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Xtra.....      147,730    $  9.919542   $  1,465,413      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Lite.....       47,262    $  9.919542   $    468,813      1.4%        7.48%      0.00%
                                     ------------                 ------------
                                         409,111                  $  4,065,744
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        4,377    $  9.288989   $     40,661      1.1%       21.27%      0.00%
  Top Plus.........................        3,715    $  9.328880   $     34,654      0.9%       21.51%      0.00%
  Top Explorer.....................        1,954    $  9.249306   $     18,072      1.3%       21.03%      0.00%
  Oncore Flex......................          387    $  9.209858   $      3,569      1.5%       20.79%      0.00%
  Oncore Value.....................       38,894    $  9.328880   $    362,839      0.9%       21.51%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,785    $  9.229545   $    902,504      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       92,928    $  9.229545   $    857,685      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Lite.....       31,333    $  9.229545   $    289,192      1.4%       20.91%      0.00%
                                     ------------                 ------------
                                         271,373                  $  2,509,176
                                     ------------                 ------------
2002
  Top Tradition....................        3,427    $  7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus.........................        3,906    $  7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer.....................        1,309    $  7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex......................          195    $  7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value.....................       12,078    $  7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       52,655    $  7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       23,728    $  7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite.....        9,047    $  7.633237   $     69,057      1.4%      -28.72%      0.00%
                                     ------------                 ------------
                                         106,345                  $    812,566
                                     ------------                 ------------
2001
  Top Tradition....................        2,511    $ 10.713272   $     26,901      1.1%        7.13%      0.00%       11/1/01
  Top Plus.........................          910    $ 10.716750   $      9,754      0.9%        7.17%      0.00%       11/1/01
  Top Explorer.....................          227    $ 10.709798   $      2,428      1.3%        7.10%      0.00%       11/1/01
  Oncore Value.....................        3,466    $ 10.716750   $     37,140      0.9%        7.17%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................        8,434    $ 10.708061   $     90,308      1.4%        7.08%      0.00%       11/1/01
  Oncore Xtra......................        2,756    $ 10.708061   $     29,515      1.4%        7.08%      0.00%       11/1/01
  Oncore Lite......................          352    $ 10.708061   $      3,775      1.4%        7.08%      0.00%       11/1/01
                                     ------------                 ------------
                                          18,656                  $    199,821
                                     ------------                 ------------
MID CAP GROWTH SUBACCOUNT
2004
  Top Tradition....................        9,905    $  9.496516   $     94,067      1.1%       13.13%      0.00%
  Top Plus.........................        6,140    $  9.556262   $     58,680      0.9%       13.36%      0.00%
  Investar Vision & Top Spectrum...        1,757    $ 15.108281   $     26,538      1.4%       12.80%      0.00%
  Top Explorer.....................       15,501    $  9.437194   $    146,290      1.3%       12.91%      0.00%
  Oncore & Firstar Oncore Flex.....        7,456    $  9.378381   $     69,921      1.5%       12.68%      0.00%
  Oncore & Firstar Oncore Value....       42,864    $  9.556262   $    409,622      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      237,675    $  9.407690   $  2,235,958      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Xtra.....      119,645    $  9.407690   $  1,125,586      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Lite.....       54,171    $  9.407690   $    509,628      1.4%       12.80%      0.00%
                                     ------------                 ------------
                                         495,114                  $  4,676,290
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        8,022    $  8.394263   $     67,335      1.1%       35.12%      0.00%
  Top Plus.........................       14,883    $  8.430327   $    125,468      0.9%       35.39%      0.00%
  Top Explorer.....................        6,691    $  8.358381   $     55,927      1.3%       34.86%      0.00%
  Oncore & Firstar Oncore Flex.....        7,240    $  8.322741   $     60,260      1.5%       34.59%      0.00%
  Oncore & Firstar Oncore Value....       31,657    $  8.430327   $    266,876      0.9%       35.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      163,533    $  8.340512   $  1,363,954      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       69,757    $  8.340512   $    581,805      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Lite.....       32,903    $  8.340512   $    274,426      1.4%       34.72%      0.00%
                                     ------------                 ------------
                                         334,686                  $  2,796,051
                                     ------------                 ------------
2002
  Top Tradition....................        1,979    $  6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus.........................          660    $  6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer.....................          110    $  6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex.....        4,185    $  6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value....       12,149    $  6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       57,352    $  6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra.....       27,359    $  6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite.....       17,411    $  6.190843   $    107,790      1.4%      -44.22%      0.00%
                                     ------------                 ------------
                                         121,205                  $    750,836
                                     ------------                 ------------
2001
  Top Tradition....................          425    $ 11.103671   $      4,718      1.1%       11.04%      0.00%       11/1/01
  Top Plus.........................           48    $ 11.107272   $        531      0.9%       11.07%      0.00%       11/1/01
  Top Explorer.....................          955    $ 11.100071   $     10,597      1.3%       11.00%      0.00%       11/1/01
  Oncore Flex......................          102    $ 11.096484   $      1,130      1.5%       10.96%      0.00%       11/1/01
  Oncore Value.....................          320    $ 11.107272   $      3,558      0.9%       11.07%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       15,246    $ 11.098274   $    169,198      1.4%       10.98%      0.00%       11/1/01
  Oncore Xtra......................        4,291    $ 11.098274   $     47,627      1.4%       10.98%      0.00%       11/1/01
  Oncore Lite......................          765    $ 11.098274   $      8,493      1.4%       10.98%      0.00%       11/1/01
                                     ------------                 ------------
                                          22,152                  $    245,852
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2004
  Top Tradition....................      117,586    $ 12.101817   $  1,423,003      1.1%        9.82%      1.48%
  Top Plus.........................      114,704    $ 12.177912   $  1,396,858      0.9%       10.03%      1.52%
  Investar Vision & Top Spectrum...       28,501    $ 12.752922   $    363,471      1.4%        9.49%      1.04%
  Top Explorer.....................       95,731    $ 12.026280   $  1,151,292      1.3%        9.60%      1.45%
  Oncore & Firstar Oncore Flex.....       64,564    $ 11.951339   $    771,621      1.5%        9.38%      1.52%
  Oncore & Firstar Oncore Value....      463,212    $ 12.177912   $  5,640,952      0.9%       10.03%      1.43%
  Oncore & Firstar Oncore
     Premier.......................    2,269,205    $ 11.988710   $ 27,204,845      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Xtra.....    1,424,045    $ 11.988710   $ 17,072,462      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Lite.....      699,452    $ 11.988710   $  8,385,524      1.4%        9.49%      1.48%
                                     ------------                 ------------
                                       5,277,000                  $ 63,410,028
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................      104,144    $ 11.020053   $  1,147,670      1.1%       14.74%      1.54%
  Top Plus.........................       97,808    $ 11.067354   $  1,082,480      0.9%       14.97%      1.76%
  Investar Vision & Top Spectrum...        8,712    $ 11.647527   $    101,470      1.4%       14.40%      1.49%
  Top Explorer.....................       80,644    $ 10.972988   $    884,901      1.3%       14.52%      1.60%
  Oncore & Firstar Oncore Flex.....       72,156    $ 10.926217   $    788,388      1.5%       14.29%      1.24%
  Oncore & Firstar Oncore Value....      321,878    $ 11.067354   $  3,562,335      0.9%       14.97%      1.45%
  Oncore & Firstar Oncore
     Premier.......................    1,838,602    $ 10.949550   $ 20,131,879      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,010,353    $ 10.949550   $ 11,062,910      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Lite.....      351,659    $ 10.949550   $  3,850,511      1.4%       14.40%      1.40%
                                     ------------                 ------------
                                       3,885,956                  $ 42,612,544
                                     ------------                 ------------
2002
  Top Tradition....................       77,880    $  9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus.........................       71,435    $  9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top Spectrum...        4,080    $ 10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer.....................       37,201    $  9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex.....       44,426    $  9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value....      174,723    $  9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier.......................      848,217    $  9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra.....      466,512    $  9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite.....      163,094    $  9.570975   $  1,560,965      1.4%       -6.66%      0.97%
                                     ------------                 ------------
                                       1,887,568                  $ 18,084,463
                                     ------------                 ------------
2001
  Top Tradition....................        4,371    $ 10.258711   $     44,844      1.1%        2.59%      0.00%       11/1/01
  Top Plus.........................          537    $ 10.262047   $      5,509      0.9%        2.62%      0.00%       11/1/01
  Top Explorer.....................        1,296    $ 10.255375   $     13,287      1.3%        2.55%      0.00%       11/1/01
  Oncore & Firstar Oncore Flex.....        1,121    $ 10.252051   $     11,497      1.5%        2.52%      0.00%       11/1/01
  Oncore & Firstar Oncore Value....        3,722    $ 10.262047   $     38,198      0.9%        2.62%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       51,822    $ 10.253712   $    531,356      1.4%        2.54%      0.00%       11/1/01
  Oncore & Firstar Oncore Xtra.....       15,070    $ 10.253712   $    154,522      1.4%        2.54%      0.00%       11/1/01
  Oncore & Firstar Oncore Lite.....        1,520    $ 10.253712   $     15,590      1.4%        2.54%      0.00%       11/1/01
                                     ------------                 ------------
                                          79,459                  $    814,803
                                     ------------                 ------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC. (CLASS IB):
CORPORATE BOND SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...       53,559    $ 12.851835   $    688,329      1.4%        6.54%      3.67%
  Firstar Oncore Flex..............        1,462    $ 12.171651   $     17,792      1.5%        6.44%      3.70%
  Firstar Oncore Value.............        1,451    $ 12.531629   $     18,186      0.9%        7.07%      3.98%
  Firstar Oncore Premier...........       59,269    $ 12.230767   $    724,910      1.4%        6.54%      4.25%
  Firstar Oncore Xtra..............       63,146    $ 12.230767   $    772,326      1.4%        6.54%      4.25%
  Firstar Oncore Lite..............       50,022    $ 12.230767   $    611,805      1.4%        6.54%      4.25%
                                     ------------                 ------------
                                         228,909                  $  2,833,348
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
CORPORATE BOND SUBACCOUNT
    (NOTE 5) (CONTINUED)
2002
  Investar Vision & Top Spectrum...       67,190    $ 12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex..............        2,784    $ 11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value.............        1,763    $ 11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier...........       58,239    $ 11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra..............       55,735    $ 11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite..............       48,688    $ 11.479639   $    558,923      1.4%        4.60%      4.43%
                                     ------------                 ------------
                                         234,399                  $  2,730,256
                                     ------------                 ------------
2001
  Investar Vision & Top Spectrum...       73,787    $ 11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex..............       11,350    $ 10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value.............        1,020    $ 11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier...........      113,823    $ 10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra..............       28,202    $ 10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite..............       12,147    $ 10.974344   $    133,301      1.4%        3.48%      5.10%       4/17/01
                                     ------------                 ------------
                                         240,329                  $  2,678,386
                                     ------------                 ------------
2000
  Investar Vision & Top Spectrum...       83,759    $ 10.801406   $    904,719      1.4%       10.36%      7.01%
  Firstar Oncore Flex..............        2,938    $ 10.260090   $     30,145      1.5%       10.25%      7.51%
  Firstar Oncore Value.............          581    $ 10.376940   $      6,033      0.9%       10.90%      6.29%
  Firstar Oncore Premier...........       29,656    $ 10.279419   $    304,834      1.4%       10.36%      7.47%
  Firstar Oncore Xtra..............          581    $ 10.279419   $      5,977      1.4%       10.36%      7.47%
                                     ------------                 ------------
                                         117,515                  $  1,251,708
                                     ------------                 ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...      309,372    $ 13.986596   $  4,327,059      1.4%       24.92%      1.67%
  Firstar Oncore Flex..............       11,011    $  9.267727   $    102,048      1.5%       24.80%      1.75%
  Firstar Oncore Value.............       48,399    $  9.541858   $    461,815      0.9%       25.54%      1.70%
  Firstar Oncore Premier...........      408,713    $  9.312748   $  3,806,249      1.4%       24.92%      1.89%
  Firstar Oncore Xtra..............      197,781    $  9.312748   $  1,841,880      1.4%       24.92%      1.89%
  Firstar Oncore Lite..............       72,131    $  9.312748   $    671,740      1.4%       24.92%      1.89%
                                     ------------                 ------------
                                       1,047,407                  $ 11,210,791
                                     ------------                 ------------
2002
  Investar Vision & Top Spectrum...      365,994    $ 11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex..............       13,676    $  7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value.............       57,292    $  7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier...........      400,681    $  7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra..............      199,422    $  7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite..............       41,568    $  7.454809   $    309,885      1.4%      -18.48%      2.01%
                                     ------------                 ------------
                                       1,078,633                  $  9,418,292
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Investar Vision & Top Spectrum...      483,385    $ 13.734218   $  6,638,921      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Flex..............       19,999    $  9.118447   $    182,356      1.5%        2.16%      0.00%      12/14/01
  Firstar Oncore Value.............       56,040    $  9.277449   $    519,912      0.9%        2.19%      0.00%      12/14/01
  Firstar Oncore Premier...........      402,235    $  9.144698   $  3,678,316      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Xtra..............      182,743    $  9.144698   $  1,671,126      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Lite..............        7,847    $  9.144698   $     71,759      1.4%        2.17%      0.00%      12/14/01
                                     ------------                 ------------
                                       1,152,249                  $ 12,762,390
                                     ------------                 ------------
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE SHARES:
REAL RETURN SUBACCOUNT
2004
  Top Tradition....................       57,850    $ 12.381890   $    716,297      1.1%        7.73%      0.95%
  Top Plus.........................       41,648    $ 12.441318   $    518,155      0.9%        7.94%      0.95%
  Investar Vision & Top Spectrum...        6,996    $ 12.293387   $     85,999      1.4%        7.41%      0.95%
  Top Explorer.....................       65,261    $ 12.322822   $    804,197      1.3%        7.52%      1.01%
  Oncore & Firstar Oncore Flex.....       50,207    $ 12.264135   $    615,750      1.5%        7.30%      0.97%
  Oncore & Firstar Oncore Value....      561,294    $ 12.441318   $  6,983,237      0.9%        7.94%      1.16%
  Oncore & Firstar Oncore
     Premier.......................    1,548,335    $ 12.293387   $ 19,034,280      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Xtra.....    1,657,418    $ 12.293387   $ 20,375,283      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Lite.....    1,317,123    $ 12.293387   $ 16,191,902      1.4%        7.41%      1.06%
                                     ------------                 ------------
                                       5,306,132                  $ 65,325,100
                                     ------------                 ------------
2003
  Top Tradition....................       60,928    $ 11.493370   $    700,273      1.1%        7.67%      2.71%
  Top Plus.........................       40,178    $ 11.525641   $    463,080      0.9%        7.88%      2.23%
  Investar Vision & Top Spectrum...        5,612    $ 11.445189   $     64,228      1.4%        7.35%      2.41%
  Top Explorer.....................       47,963    $ 11.461227   $    549,719      1.3%        7.46%      2.61%
  Oncore & Firstar Oncore Flex.....       48,829    $ 11.429238   $    558,075      1.5%        7.25%      2.41%
  Oncore & Firstar Oncore Value....      174,108    $ 11.525641   $  2,006,709      0.9%        7.88%      2.16%
  Oncore & Firstar Oncore
     Premier.......................      993,812    $ 11.445189   $ 11,374,353      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Xtra.....      762,023    $ 11.445189   $  8,721,501      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Lite.....      463,243    $ 11.445189   $  5,301,900      1.4%        7.35%      2.34%
                                     ------------                 ------------
                                       2,596,696                  $ 29,739,838
                                     ------------                 ------------
2002
  Top Tradition....................       33,034    $ 10.674607   $    352,623      1.1%        6.75%      1.44%        8/1/02
  Top Plus.........................        6,412    $ 10.683401   $     68,505      0.9%        6.83%      1.12%        8/1/02
  Investar Vision..................        1,781    $ 10.661440   $     18,990      1.4%        6.61%      0.93%        8/1/02
  Top Explorer.....................       23,722    $ 10.665826   $    253,014      1.3%        6.66%      1.37%        8/1/02
  Oncore & Firstar Oncore Flex.....        9,001    $ 10.657072   $     95,929      1.5%        6.57%      1.18%        8/1/02
  Oncore & Firstar Oncore Value....       30,817    $ 10.683401   $    329,229      0.9%        6.83%      1.36%        8/1/02
  Oncore & Firstar Oncore
     Premier.......................      543,705    $ 10.661440   $  5,796,675      1.4%        6.61%      1.41%        8/1/02
  Oncore & Firstar Oncore Xtra.....      338,497    $ 10.661440   $  3,608,861      1.4%        6.61%      1.41%        8/1/02
  Oncore & Firstar Oncore Lite.....       78,966    $ 10.661440   $    841,896      1.4%        6.61%      1.41%        8/1/02
                                     ------------                 ------------
                                       1,065,935                  $ 11,365,722
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
TOTAL RETURN SUBACCOUNT
2004
  Top Tradition....................       38,222    $ 11.244848   $    429,797      1.1%        3.75%      1.88%
  Top Plus.........................       38,494    $ 11.298824   $    434,937      0.9%        3.95%      1.89%
  Investar Vision & Top Spectrum...        2,058    $ 11.164475   $     22,976      1.4%        3.44%      1.83%
  Top Explorer.....................       49,501    $ 11.191194   $    553,977      1.3%        3.54%      1.85%
  Oncore & Firstar Oncore Flex.....       20,424    $ 11.137894   $    227,484      1.5%        3.34%      1.89%
  Oncore & Firstar Oncore Value....      275,893    $ 11.298824   $  3,117,269      0.9%        3.95%      1.88%
  Oncore & Firstar Oncore
     Premier.......................    1,174,175    $ 11.164475   $ 13,109,046      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Xtra.....    1,196,240    $ 11.164475   $ 13,355,390      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Lite.....      885,944    $ 11.164475   $  9,891,103      1.4%        3.44%      1.90%
                                     ------------                 ------------
                                       3,680,951                  $ 41,141,979
                                     ------------                 ------------
2003
  Top Tradition....................       30,940    $ 10.838704   $    335,348      1.1%        3.49%      2.75%
  Top Plus.........................       33,227    $ 10.869124   $    361,153      0.9%        3.90%      2.64%
  Investar Vision & Top Spectrum...        2,505    $ 10.793274   $     27,032      1.4%        4.11%      2.79%
  Top Explorer.....................       49,708    $ 10.808385   $    537,265      1.3%        3.59%      2.69%
  Oncore & Firstar Oncore Flex.....       17,528    $ 10.778221   $    188,923      1.5%        3.70%      2.81%
  Oncore & Firstar Oncore Value....      203,238    $ 10.869124   $  2,209,014      0.9%        4.11%      2.77%
  Oncore & Firstar Oncore
     Premier.......................      768,632    $ 10.793274   $  8,296,065      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Xtra.....      997,250    $ 10.793274   $ 10,763,590      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Lite.....      518,535    $ 10.793274   $  5,596,691      1.4%        3.59%      2.75%
                                     ------------                 ------------
                                       2,621,563                  $ 28,315,081
                                     ------------                 ------------
2002
  Top Tradition....................       12,084    $ 10.431677   $    126,057      1.1%        4.32%      1.41%        8/1/02
  Top Plus.........................       10,820    $ 10.440268   $    112,964      0.9%        4.40%      1.23%        8/1/02
  Investar Vision..................          247    $ 10.418807   $      2,575      1.4%        4.19%      1.05%        8/1/02
  Top Explorer.....................       28,667    $ 10.423086   $    298,795      1.3%        4.23%      1.45%        8/1/02
  Oncore Flex......................        8,040    $ 10.414532   $     83,729      1.5%        4.15%      1.19%        8/1/02
  Oncore & Firstar Oncore Value....       61,436    $ 10.440268   $    641,404      0.9%        4.40%      1.37%        8/1/02
  Oncore & Firstar Oncore
     Premier.......................      255,511    $ 10.418807   $  2,662,134      1.4%        4.19%      1.41%        8/1/02
  Oncore & Firstar Oncore Xtra.....      297,287    $ 10.418807   $  3,097,374      1.4%        4.19%      1.41%        8/1/02
  Oncore & Firstar Oncore Lite.....       83,119    $ 10.418807   $    865,996      1.4%        4.19%      1.41%        8/1/02
                                     ------------                 ------------
                                         757,211                  $  7,891,028
                                     ------------                 ------------
GLOBAL BOND SUBACCOUNT
2004
  Top Tradition....................       15,010    $ 13.239901   $    198,736      1.1%        9.40%      1.83%
  Top Plus.........................        6,872    $ 13.303437   $     91,416      0.9%        9.61%      1.84%
  Investar Vision & Top Spectrum...        1,030    $ 13.145307   $     13,535      1.4%        9.07%      1.82%
  Top Explorer.....................       13,258    $ 13.176725   $    174,700      1.3%        9.18%      1.86%
  Oncore Flex......................        3,656    $ 13.113999   $     47,946      1.5%        8.96%      1.84%
  Oncore & Firstar Oncore Value....       81,063    $ 13.303437   $  1,078,420      0.9%        9.61%      1.88%
  Oncore & Firstar Oncore
     Premier.......................      133,027    $ 13.145307   $  1,748,688      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Xtra.....      218,689    $ 13.145307   $  2,874,731      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Lite.....      123,337    $ 13.145307   $  1,621,300      1.4%        9.07%      1.87%
                                     ------------                 ------------
                                         595,942                  $  7,849,472
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
GLOBAL BOND SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       12,396    $ 12.102667   $    150,024      1.1%       13.19%      1.87%
  Top Plus.........................        5,227    $ 12.136628   $     63,443      0.9%       13.42%      1.94%
  Top Spectrum.....................          914    $ 12.051967   $     11,021      1.4%       12.86%      2.53%
  Top Explorer.....................        8,281    $ 12.068818   $     99,943      1.3%       12.97%      1.85%
  Oncore & Firstar Oncore Flex.....        3,159    $ 12.035152   $     38,017      1.5%       12.75%      2.16%
  Oncore & Firstar Oncore Value....       48,795    $ 12.136628   $    592,211      0.9%       13.42%      2.06%
  Oncore & Firstar Oncore
     Premier.......................       96,298    $ 12.051967   $  1,160,572      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Xtra.....      140,630    $ 12.051967   $  1,694,868      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Lite.....      103,003    $ 12.051967   $  1,241,383      1.4%       12.86%      2.12%
                                     ------------                 ------------
                                         418,703                  $  5,051,482
                                     ------------                 ------------
2002
  Top Tradition....................        8,062    $ 10.691996   $     86,203      1.1%        6.92%      0.94%        8/1/02
  Top Plus.........................        2,033    $ 10.700805   $     21,759      0.9%        7.01%      0.61%        8/1/02
  Top Explorer.....................        6,465    $ 10.683196   $     69,065      1.3%        6.83%      0.82%        8/1/02
  Oncore Flex......................          730    $ 10.674433   $      7,789      1.5%        6.74%      0.59%        8/1/02
  Oncore & Firstar Oncore Value....        5,341    $ 10.700805   $     57,154      0.9%        7.01%      0.95%        8/1/02
  Oncore Premier...................       12,893    $ 10.678814   $    137,675      1.4%        6.79%      0.94%        8/1/02
  Oncore & Firstar Oncore Xtra.....       17,584    $ 10.678814   $    187,775      1.4%        6.79%      0.94%        8/1/02
  Oncore Lite......................        3,492    $ 10.678814   $     37,292      1.4%        6.79%      0.94%        8/1/02
                                     ------------                 ------------
                                          56,600                  $    604,712
                                     ------------                 ------------
CALVERT VARIABLE SERIES, INC.:
SOCIAL EQUITY SUBACCOUNT (NOTE 5)
2004
  Top Tradition....................       18,932    $  7.093183   $    134,289      1.1%        5.99%      0.08%
  Top Plus.........................        7,858    $  7.206401   $     56,626      0.9%        6.20%      0.07%
  Top Explorer.....................       35,436    $  7.452996   $    264,105      1.3%        5.78%      0.07%
                                     ------------                 ------------
                                          62,226                  $    455,020
                                     ------------                 ------------
2003
  Top Tradition....................       19,291    $  6.692392   $    129,106      1.1%       16.96%      0.02%        5/2/03
  Top Plus.........................       10,620    $  6.785729   $     72,066      0.9%       17.11%      0.02%        5/2/03
  Top Explorer.....................       40,997    $  7.045823   $    288,856      1.3%       16.80%      0.02%        5/2/03
                                     ------------                 ------------
                                          70,908                       490,028
                                     ------------                 ------------
DREYFUS VARIABLE INVESTMENT FUND --
  SERVICE SHARES:
APPRECIATION SUBACCOUNT
2004
  Top Tradition....................        2,964    $ 12.142541   $     35,992      1.1%        3.65%      1.84%
  Top Explorer.....................        1,914    $ 12.102515   $     23,164      1.3%        3.45%      2.07%
  Oncore Flex......................          410    $ 12.062701   $      4,942      1.5%        3.24%      1.78%
  Oncore & Firstar Oncore Value....       32,155    $ 12.182745   $    391,736      0.9%        3.86%      1.54%
  Oncore & Firstar Oncore
     Premier.......................      137,799    $ 12.082562   $  1,664,964      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Xtra.....      111,546    $ 12.082562   $  1,347,762      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Lite.....      159,129    $ 12.082562   $  1,922,688      1.4%        3.35%      1.96%
                                     ------------                 ------------
                                         445,917                  $  5,391,248
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DREYFUS VARIABLE INVESTMENT FUND --   SERVICE SHARES: (CONTINUED)
APPRECIATION SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,874    $ 11.714615   $     21,957      1.1%       17.15%      6.38%        5/1/03
  Top Explorer.....................          554    $ 11.699161   $      6,481      1.3%       16.99%      6.70%        5/1/03
  Oncore Flex......................           74    $ 11.683757   $        860      1.5%       16.84%      5.37%        5/1/03
  Oncore & Firstar Oncore Value....       14,079    $ 11.730095   $    165,142      0.9%       17.30%      5.85%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       38,966    $ 11.691446   $    455,579      1.4%       16.91%      5.42%        5/1/03
  Oncore & Firstar Oncore Xtra.....       57,055    $ 11.691446   $    667,056      1.4%       16.91%      5.42%        5/1/03
  Oncore & Firstar Oncore Lite.....       33,538    $ 11.691446   $    392,105      1.4%       16.91%      5.42%        5/1/03
                                     ------------                 ------------
                                         146,140                  $  1,709,180
                                     ------------                 ------------
ROYCE CAPITAL FUND:
SMALL-CAP SUBACCOUNT
2004
  Top Tradition....................       91,396    $ 17.281311   $  1,579,438      1.1%       23.59%      0.00%
  Top Plus.........................       23,735    $ 17.338503   $    411,535      0.9%       23.83%      0.00%
  Top Explorer.....................       44,551    $ 17.224399   $    767,363      1.3%       23.34%      0.00%
  Oncore & Firstar Oncore Flex.....       35,643    $ 17.167760   $    611,917      1.5%       23.10%      0.00%
  Oncore & Firstar Oncore Value....      302,187    $ 17.338503   $  5,239,468      0.9%       23.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      555,026    $ 17.196019   $  9,544,232      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Xtra.....      509,022    $ 17.196019   $  8,753,153      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Lite.....      420,426    $ 17.196019   $  7,229,659      1.4%       23.22%      0.00%
                                     ------------                 ------------
                                       1,981,986                  $ 34,136,765
                                     ------------                 ------------
2003
  Top Tradition....................       19,826    $ 13.982845   $    277,225      1.1%       39.83%      0.00%        5/1/03
  Top Plus.........................        4,071    $ 14.001322   $     57,003      0.9%       40.01%      0.00%        5/1/03
  Top Explorer.....................        7,363    $ 13.964419   $    102,823      1.3%       39.64%      0.00%        5/1/03
  Oncore Flex......................       13,595    $ 13.946057   $    189,598      1.5%       39.46%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....      136,253    $ 14.001322   $  1,907,715      0.9%       40.01%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................      132,077    $ 13.955225   $  1,843,151      1.4%       39.55%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....      191,582    $ 13.955225   $  2,673,571      1.4%       39.55%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....      142,177    $ 13.955225   $  1,984,117      1.4%       39.55%      0.00%        5/1/03
                                     ------------                 ------------
                                         646,944                  $  9,035,203
                                     ------------                 ------------
MICRO-CAP SUBACCOUNT
2004
  Top Tradition....................       63,769    $ 16.565345   $  1,056,349      1.1%       12.60%      0.00%
  Top Plus.........................        8,973    $ 16.620168   $    149,125      0.9%       12.83%      0.00%
  Top Explorer.....................       32,698    $ 16.510766   $    539,869      1.3%       12.38%      0.00%
  Oncore & Firstar Oncore Flex.....       15,824    $ 16.456460   $    260,399      1.5%       12.16%      0.00%
  Oncore & Firstar Oncore Value....      148,433    $ 16.620168   $  2,466,982      0.9%       12.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,692    $ 16.483556   $  3,472,981      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Xtra.....      378,186    $ 16.483556   $  6,233,851      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Lite.....      243,632    $ 16.483556   $  4,015,917      1.4%       12.27%      0.00%
                                     ------------                 ------------
                                       1,102,207                  $ 18,195,473
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ROYCE CAPITAL FUND: (CONTINUED)
MICRO-CAP SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       15,361    $ 14.711160   $    225,980      1.1%       47.11%      0.00%        5/1/03
  Top Plus.........................        4,460    $ 14.730584   $     65,704      0.9%       47.31%      0.00%        5/1/03
  Top Explorer.....................        5,226    $ 14.691774   $     76,777      1.3%       46.92%      0.00%        5/1/03
  Oncore Flex......................       10,269    $ 14.672453   $    150,669      1.5%       46.72%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....       47,410    $ 14.730584   $    698,382      0.9%       47.31%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       51,178    $ 14.682104   $    751,396      1.4%       46.82%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....      106,280    $ 14.682104   $  1,560,410      1.4%       46.82%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....       54,230    $ 14.682104   $    796,216      1.4%       46.82%      0.00%        5/1/03
                                     ------------                 ------------
                                         294,414                  $  4,325,534
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
CORE PLUS FIXED INCOME SUBACCOUNT
2004
  Top Tradition....................            5    $ 11.869727   $         55      1.1%        2.94%      0.00%
  Top Explorer.....................        1,705    $ 11.830601   $     20,167      1.3%        2.73%      4.52%
  Oncore & Firstar Oncore Value....       12,926    $ 11.909070   $    153,932      0.9%        3.14%      3.51%
  Oncore & Firstar Oncore
     Premier.......................       58,711    $ 11.811075   $    693,451      1.4%        2.63%      3.39%
  Oncore & Firstar Oncore Xtra.....       71,567    $ 11.811075   $    845,284      1.4%        2.63%      3.39%
  Oncore Lite......................       18,241    $ 11.811075   $    215,445      1.4%        2.63%      3.39%
                                     ------------                 ------------
                                         163,155                  $  1,928,334
                                     ------------                 ------------
2003
  Top Tradition....................          291    $ 11.531016   $      3,353      1.1%       15.31%      0.00%        5/2/03
  Oncore & Firstar Oncore Value....       11,734    $ 11.546281   $    135,480      0.9%       15.46%      0.00%        5/2/03
  Oncore & Firstar Oncore
     Premier.......................       14,011    $ 11.508186   $    161,236      1.4%       15.08%      0.02%        5/2/03
  Oncore & Firstar Oncore Xtra.....       64,107    $ 11.508186   $    737,776      1.4%       15.08%      0.02%        5/2/03
  Oncore Lite......................        5,926    $ 11.508186   $     68,192      1.4%       15.08%      0.02%        5/2/03
                                     ------------                 ------------
                                          96,069                  $  1,106,037
                                     ------------                 ------------
US REAL ESTATE SUBACCOUNT
2004
  Top Tradition....................        1,413    $ 17.230535   $     24,344      1.1%       34.59%      1.66%
  Top Plus.........................        5,695    $ 17.287564   $     98,454      0.9%       34.85%      1.29%
  Top Explorer.....................        2,645    $ 17.173754   $     45,422      1.3%       34.32%      0.40%
  Oncore & Firstar Oncore Value....      115,803    $ 17.287564   $  2,001,959      0.9%       34.85%      1.42%
  Oncore & Firstar Oncore
     Premier.......................      220,338    $ 17.145445   $  3,777,806      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Xtra.....      249,859    $ 17.145445   $  4,283,935      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Lite.....      247,102    $ 17.145445   $  4,236,673      1.4%       34.19%      1.39%
                                     ------------                 ------------
                                         842,855                  $ 14,468,593
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,033    $ 12.802466   $     13,229      1.1%       28.02%      0.00%        5/1/03
  Top Plus.........................        3,423    $ 12.819379   $     43,885      0.9%       28.19%      0.00%        5/1/03
  Top Explorer.....................            9    $ 12.785578   $        115      1.3%       27.86%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....       14,316    $ 12.819379   $    183,525      0.9%       28.19%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       34,371    $ 12.777148   $    439,141      1.4%       27.77%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....       41,013    $ 12.777148   $    524,033      1.4%       27.77%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....       54,294    $ 12.777148   $    693,725      1.4%       27.77%      0.00%        5/1/03
                                     ------------                 ------------
                                         148,459                  $  1,897,653
                                     ------------                 ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The tables on the following pages illustrate product and contract level charges by product:

   The following basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &         TOP
                                                    COMBINATION        VIA            TOP I         TRADITION
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than
     1.55%).......................................     0.75%          1.05%       0.85% to 1.05%      0.85%
   ADMINISTRATIVE EXPENSES........................     0.25%          0.25%           0.25%           0.25%
   Total expenses.................................     1.00%          1.30%        1.1% to 1.3%       1.10%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE............................      $30            $30             $30             $30
   Each year on the contract anniversary (or at
   the time of surrender of the contract)
   TRANSFER FEE -- per transfer...................   $3 to $15      $3 to $15       $3 to $15       $3 to $15
   (currently no charge for the first 4 transfers
   each contract year)
   SALES CHARGE MADE FROM PURCHASE PAYMENTS.......  No deduction   No deduction    No deduction    No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC                       5% of                          7.75% of
   when a contract is surrendered or a partial                     payments in    5% of payments   payments in
   withdrawal of a participant's account value is                    the last      in the last       the last
   made for any other reason than to make a plan                   eight years    eight years on   eight years
   payment to a participant. Percentages vary with                  on amount         amount        on amount
   the number of years from purchase..............   No charge     surrendered     surrendered     surrendered
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes
   will be deducted when annuity payments begin.
   Otherwise, they will be deducted from purchase
   payments.......................................  0.5% to 3.5%   0.5% to 3.5%    0.5% to 3.5%    0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following basic charges are assessed through reduction of daily unit values:

                                                                               INVESTAR VISION
                                                                                    & TOP
                                                                 TOP PLUS          SPECTRUM        TOP EXPLORER
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%)............     0.65%             1.15%             1.05%
   ADMINISTRATIVE EXPENSES...................................     0.25%             0.25%             0.25%
   Total expenses............................................     0.90%             1.40%             1.30%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
   surrender of the contract)................................       NA               $35               $35
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year)............................................   $3 to $15         $3 to $15         $3 to $15
   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................  No deduction      No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a         6% in the                           7% in the
   participant's account value is made for any other reason     first year     7% in the first      first year
   than to make a plan payment to a participant. Percentages   to 0% in the   year to 0% in the    to 0% in the
   vary with the number of years from purchase...............  seventh year      eighth year       eighth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they will
   be deducted from purchase payments........................  0.5% to 3.5%      0.5% to 3.5%      0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following basic charges are assessed through reduction of daily unit values:

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   MORTALITY AND EXPENSE RISK
     FEES..........................      1.25%              0.65%               1.15%              1.15%              1.15%
   ADMINISTRATIVE EXPENSES.........      0.25%              0.25%               0.25%              0.25%              0.25%
   Total expenses..................      1.50%              0.90%               1.40%              1.40%              1.40%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE.............       $30                $30                 $30                $30                $30
   Each year on the contract
   anniversary (or at the time of
   surrender of the contract). No
   charge if contract value exceeds
   $50,000.
   TRANSFER FEE -- per transfer....       $10                $10                 $10                $10                $10
   (currently no charge for the
   first 12 transfers each contract
   year)
   SALES CHARGE MADE FROM PURCHASE
   PAYMENTS........................  No deduction       No deduction        No deduction        No deduction       No deduction
   SURRENDER CHARGES
   A withdrawal charge may be
   assessed by ONLIC when a
   contract is surrendered or a
   partial withdrawal of a
   participant's account value is
   made for any other reason than
   to make a plan payment to a
   participant. Percentages vary                       6% in the first     6% in the first    9% in the first    7% in the first
   with the number of years from                      year to 0% in the   year to 0% in the    year to 0% in      year to 0% in
   purchase........................    No charge        seventh year        seventh year       the ninth year    the fourth year
   STATE PREMIUM TAXES
   In those jurisdictions
   permitting, such taxes will be
   deducted when annuity payments
   begin. Otherwise, they will be
   deducted from purchase
   payments........................  0.5% to 3.5%       0.5% to 3.5%        0.5% to 3.5%        0.5% to 3.5%       0.5% to 3.5%
   OPTIONAL DEATH BENEFITS
   These annual charges are the
   following percentages of the
   optional death benefit amounts:
   Optional Annual Stepped-up Death
   Benefit.........................      0.05%              0.05%               0.05%              0.10%              0.05%
   Optional Guaranteed Minimum
   Death Benefit ("GMDB")..........      0.25%              0.25%               0.25%                NA               0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   OPTIONAL ENHANCED DEATH BENEFIT
   ("GEB")
   These annual charges are the
   following percentages of average
   variable account value:
   GEB at issue ages through 70....      0.15%              0.15%               0.15%              0.15%              0.15%
   GEB at issue ages 71 through
     75............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages through
     70............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages 71
     through 75....................      0.60%              0.60%               0.60%              0.60%              0.60%
   OPTIONAL GUARANTEED MINIMUM
   INCOME BENEFIT ("GMIB")
   This annual charge is the
   following percentage of
   guaranteed income base..........      0.45%              0.45%               0.45%              0.45%              0.45%
   OPTIONAL GUARANTEED PRINCIPAL
   PROTECTION ("GPP")
   These annual charges are the
   following percentage of contract
   values as of the beginning of
   the 10-Year term................      0.20%              0.20%               0.20%              0.20%              0.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(5) FUND MERGERS & REPLACEMENTS

   Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

   Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

            ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
            -------------------                         --------------------
   Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
   Dow Target 10 -- March Portfolio

   Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
   Dow Target 10 -- June Portfolio

   Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
   Dow Target 10 -- September Portfolio

   Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
   Dow Target 10 -- December Portfolio

   Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
   Dow Target 5 -- March Portfolio

   Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
   Dow Target 5 -- June Portfolio

   Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
   Dow Target 5 -- September Portfolio

   Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
   Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

   Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income portfolios were terminated. The remaining value on the day of termination was moved to the Subaccount of the Ohio National Fund, Inc. Money Market portfolio.

OHIO NATIONAL VARIABLE ACCOUNT A

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

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Ohio National Variable Account A
Post Office Box 371
Cincinnati, Ohio 45201

Form 1322 Rev. 2-05